UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—September 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Institutional Short-Term Bond Fund Institutional Plus Shares - VISTX

Vanguard Institutional Intermediate-Term Bond Fund Institutional Plus Shares - VIITX

Vanguard Core Bond Fund Investor Shares - VCORX

Vanguard Core Bond Fund Admiral™ Shares - VCOBX

Vanguard Core-Plus Bond Fund Investor Shares - VCPIX

Vanguard Core-Plus Bond Fund Admiral™ Shares - VCPAX

Vanguard Core Bond ETF ETF Shares - VCRB

Vanguard Core-Plus Bond ETF ETF Shares - VPLS

Vanguard Multi-Sector Income Bond Fund Investor Shares - VMSIX

Vanguard Multi-Sector Income Bond Fund Admiral™ Shares - VMSAX

Vanguard Institutional Short-Term Bond Fund
Institutional Plus Shares (VISTX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Institutional Short-Term Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark, the Bloomberg Government/Credit 1‒3 Year ex Baa Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund outperformed because it had a greater exposure to corporate and asset-backed securities than its benchmark and was overweighted in segments of the market that are more sensitive to credit risk.
  For the 10 years ended September 30, 2024, the Fund’s average annual return outpaced that of its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	7.85%	2.03%	1.97%
Bloomberg U.S. Government/Credit 1–3 Year ex Baa Index	7.02%	1.61%	1.55%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$5,874
Number of Portfolio Holdings	487
Portfolio Turnover Rate	112%
Total Investment Advisory Fees (in thousands)	$124
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	35.1%
Corporate Bonds	31.3%
Sovereign Bonds	2.0%
U.S. Government and Agency Obligations	26.1%
Other Assets and Liabilities—Net	5.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR472

Vanguard Institutional Intermediate-Term Bond Fund
Institutional Plus Shares (VIITX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Institutional Intermediate-Term Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark, the Bloomberg U.S. Intermediate Aggregate ex Baa Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%.
  The Fund’s advisor added value through higher exposure to corporate and asset-backed securities and a larger credit beta overweight. The Fund nevertheless underperformed relative to its benchmark largely because the duration of the Fund’s portfolio was significantly longer.
  For the 10 years ended September 30, 2024, the Fund’s average annual return outpaced that of its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	10.07%	1.35%	2.01%
Bloomberg U.S. Intermediate Aggregate ex Baa Index	10.16%	0.68%	1.64%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$31,524
Number of Portfolio Holdings	1,975
Portfolio Turnover Rate	228%
Total Investment Advisory Fees (in thousands)	$3,822
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	24.7%
Sovereign Bonds	2.0%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	58.1%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(1.1%)
Other Assets and Liabilities—Net	5.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR465

Vanguard Core Bond Fund
Investor Shares (VCORX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund slightly outperformed its benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 28, 2016, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (3/28/2016)
Investor Shares	11.92%	0.91%	1.95%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.64%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$12,696
Number of Portfolio Holdings	2,417
Portfolio Turnover Rate	363%
Total Investment Advisory Fees (in thousands)	$1,332
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	6.4%
Corporate Bonds	31.3%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	18.3%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	41.3%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(2.9%)
Other Assets and Liabilities—Net	5.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1320

Vanguard Core Bond Fund
Admiral™ Shares (VCOBX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund slightly outperformed its benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 28, 2016, Through September 30, 2024
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (3/28/2016)
Admiral Shares	12.09%	1.02%	2.07%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.64%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$12,696
Number of Portfolio Holdings	2,417
Portfolio Turnover Rate	363%
Total Investment Advisory Fees (in thousands)	$1,332
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	6.4%
Corporate Bonds	31.3%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	18.3%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	41.3%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(2.9%)
Other Assets and Liabilities—Net	5.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1520

Vanguard Core-Plus Bond Fund
Investor Shares (VCPIX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$32	0.30%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, Vanguard Core-Plus Bond Fund outperformed its benchmark, the Bloomberg U.S. Universal Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 25, 2021, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception (10/25/2021)
Investor Shares	12.73%	-0.55%
Bloomberg U.S. Universal Bond Index	12.08%	-0.91%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$599
Number of Portfolio Holdings	1,658
Portfolio Turnover Rate	415%
Total Investment Advisory Fees (in thousands)	$62
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	6.0%
Corporate Bonds	34.0%
Floating Rate Loan Interests	0.6%
Sovereign Bonds	22.4%
U.S. Government and Agency Obligations	36.4%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.2%)
Other Assets and Liabilities—Net	3.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV001

Vanguard Core-Plus Bond Fund
Admiral™ Shares (VCPAX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$21	0.20%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, Vanguard Core-Plus Bond Fund outperformed its benchmark, the Bloomberg U.S. Universal Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 25, 2021, Through September 30, 2024
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	Since Inception (10/25/2021)
Admiral Shares	12.78%	-0.47%
Bloomberg U.S. Universal Bond Index	12.08%	-0.91%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$599
Number of Portfolio Holdings	1,658
Portfolio Turnover Rate	415%
Total Investment Advisory Fees (in thousands)	$62
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	6.0%
Corporate Bonds	34.0%
Floating Rate Loan Interests	0.6%
Sovereign Bonds	22.4%
U.S. Government and Agency Obligations	36.4%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.2%)
Other Assets and Liabilities—Net	3.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV003

Vanguard Core Bond ETF
ETF Shares (VCRB) Nasdaq
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Core Bond ETF (the "Fund") for the period of December 12, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.10%[1]
[1]	Annualized.
How did the Fund perform during the reporting period?
  From its inception on December 12, 2023, through September 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended September 30, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. For the fiscal year, the Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  Since its inception, the Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 12, 2023, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
Since Inception (12/12/2023)
ETF Shares Net Asset Value	8.43%
ETF Shares Market Price	8.62%
Bloomberg U.S. Aggregate Float Adjusted Index	7.12%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$1,170
Number of Portfolio Holdings	1,436
Portfolio Turnover Rate	426%
Total Investment Advisory Fees (in thousands)	$25
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.7%
Corporate Bonds	30.7%
Sovereign Bonds	11.3%
U.S. Government and Agency Obligations	55.0%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(1.3%)
Other Assets and Liabilities—Net	1.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV023

Vanguard Core-Plus Bond ETF
ETF Shares (VPLS) Nasdaq
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Core-Plus Bond ETF (the "Fund") for the period of December 6, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$17	0.20%[1]
[1]	Annualized.
How did the Fund perform during the reporting period?
  From its inception on December 6, 2023, through September 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Universal Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended September 30, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. For the fiscal year, the Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  Since its inception, the Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 6, 2023, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
Since Inception (12/6/2023)
ETF Shares Net Asset Value	8.69%
ETF Shares Market Price	9.12%
Bloomberg U.S. Universal Bond Index	7.34%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$249
Number of Portfolio Holdings	1,262
Portfolio Turnover Rate	472%
Total Investment Advisory Fees (in thousands)	$12
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	4.5%
Corporate Bonds	32.1%
Floating Rate Loan Interests	0.1%
Sovereign Bonds	19.5%
U.S. Government and Agency Obligations	42.6%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(2.7%)
Other Assets and Liabilities—Net	3.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV022

Vanguard Multi-Sector Income Bond Fund
Investor Shares (VMSIX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$43	0.40%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund primarily outperformed because of positive selection across high-, medium-, and low-quality bonds; bonds within the high-yield segment were especially helpful. The Fund also added value through a long beta position and tactical sector positioning during the fiscal year.
  The average annual return of the Fund since its inception on October 12, 2021, through September 30, 2024, was well above that of its benchmark.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 12, 2021, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception (10/12/2021)
Investor Shares	14.82%	2.15%
Multi-Sector Income Bond Composite Index	14.18%	1.53%
Bloomberg U.S. Universal Bond Index	12.08%	-0.94%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$206
Number of Portfolio Holdings	973
Portfolio Turnover Rate	81%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.3%
Corporate Bonds	69.2%
Floating Rate Loan Interests	1.8%
Sovereign Bonds	18.4%
U.S. Government and Agency Obligations	8.3%
Other Assets and Liabilities—Net	2.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4181

Vanguard Multi-Sector Income Bond Fund
Admiral™ Shares (VMSAX)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$32	0.30%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund primarily outperformed because of positive selection across high-, medium-, and low-quality bonds; bonds within the high-yield segment were especially helpful. The Fund also added value through a long beta position and tactical sector positioning during the fiscal year.
  The average annual return of the Fund since its inception on October 12, 2021, through September 30, 2024, was well above that of its benchmark.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 12, 2021, Through September 30, 2024
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	Since Inception (10/12/2021)
Admiral Shares	14.93%	2.25%
Multi-Sector Income Bond Composite Index	14.18%	1.53%
Bloomberg U.S. Universal Bond Index	12.08%	-0.94%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$206
Number of Portfolio Holdings	973
Portfolio Turnover Rate	81%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.3%
Corporate Bonds	69.2%
Floating Rate Loan Interests	1.8%
Sovereign Bonds	18.4%
U.S. Government and Agency Obligations	8.3%
Other Assets and Liabilities—Net	2.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5181

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
(a) Audit Fees.	$321,000	$305,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$321,000	$305,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$2,017,364	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,793,869	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2024
Vanguard Institutional Bond Funds
Vanguard Institutional Short-Term Bond Fund
Vanguard Institutional Intermediate-Term Bond Fund

Contents
Institutional Short-Term Bond Fund	1
Institutional Intermediate-Term Bond Fund	20
Report of Independent Registered Public Accounting Firm	47
Tax information	48

Institutional Short-Term Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (26.1%)
U.S. Government Securities (26.1%)
	United States Treasury Note/Bond	4.250%	10/15/25	50,000	50,141
	United States Treasury Note/Bond	5.000%	10/31/25	145,000	146,586
	United States Treasury Note/Bond	4.875%	11/30/25	62,500	63,184
	United States Treasury Note/Bond	4.000%	12/15/25	25,000	25,035
[1]	United States Treasury Note/Bond	4.250%	12/31/25	86,730	87,123
	United States Treasury Note/Bond	4.250%	1/31/26	27,400	27,546
	United States Treasury Note/Bond	2.500%	2/28/26	45,000	44,198
[2]	United States Treasury Note/Bond	4.625%	2/28/26	109,100	110,310
	United States Treasury Note/Bond	4.625%	3/15/26	20,000	20,241
	United States Treasury Note/Bond	2.250%	3/31/26	45,000	44,009
	United States Treasury Note/Bond	0.750%	4/30/26	50,000	47,719
	United States Treasury Note/Bond	3.625%	5/15/26	90,000	89,859
	United States Treasury Note/Bond	0.750%	5/31/26	130,000	123,825
	United States Treasury Note/Bond	4.875%	5/31/26	30,000	30,553
	United States Treasury Note/Bond	4.125%	6/15/26	76,000	76,511
	United States Treasury Note/Bond	4.625%	6/30/26	104,600	106,202
	United States Treasury Note/Bond	4.500%	7/15/26	60,000	60,834
	United States Treasury Note/Bond	0.625%	7/31/26	50,000	47,312
	United States Treasury Note/Bond	4.375%	7/31/26	120,500	121,950
	United States Treasury Note/Bond	0.750%	8/31/26	81,000	76,671
	United States Treasury Note/Bond	3.750%	8/31/26	8,750	8,762
	United States Treasury Note/Bond	4.625%	10/15/26	28,000	28,534
	United States Treasury Note/Bond	1.125%	10/31/26	28,000	26,596
	United States Treasury Note/Bond	4.000%	1/15/27	27,000	27,224
	United States Treasury Note/Bond	4.125%	2/15/27	24,207	24,487
	United States Treasury Note/Bond	1.875%	2/28/27	8,000	7,682
	United States Treasury Note/Bond	4.000%	10/31/29	10,000	10,187
Total U.S. Government and Agency Obligations (Cost $1,519,811)					1,533,281
Asset-Backed/Commercial Mortgage-Backed Securities (35.1%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	5,930	5,869
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	13,520	13,699
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	2,900	2,974
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	2,380	2,431
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	6,730	6,715
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	3,720	3,709
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/32	1,665	1,691
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	24,690	25,360
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	19,210	19,998
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	24,030	25,237
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	12,730	12,953
[3,4]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	382	381
[3,4]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	4,150	4,114
[3,4]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	3,700	3,791
[3,4]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	660	644
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	5,310	5,452
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	4,500	4,657
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	11,410	12,007
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	15,890	16,331
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	6,180	6,342
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	22,360	22,589
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	416	403
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	420	409

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	280	272
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,060
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	257	254
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	520	506
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	470	431
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	100	91
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	1,090	1,007
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	3,150	2,928
[3]	BANK Series 2020-BNK30	1.673%	12/15/53	700	642
[3]	BANK Series 2024-5YR7	5.769%	6/15/57	4,970	5,200
[3,4]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	7,930	8,039
[3,4]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	5,940	6,076
[3,4]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	5,590	5,770
[3,4]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	3,750	3,869
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	157
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	460	431
[3]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	558	552
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	960	1,010
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	830	853
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	1,170	1,138
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	391
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,030	938
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	911
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	556
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	1,700	1,786
[3]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	2,870	3,061
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	10/15/29	1,110	1,140
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	2,160	2,250
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	2,960	3,191
[3]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	5,270	5,381
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	14,200	14,054
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	3,480	3,572
[3]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/31	5,960	6,128
[3,4]	BPR Trust Series 2023-BRK2	7.146%	10/5/38	1,300	1,366
[3,4]	BX Trust Series 2019-OC11	3.202%	12/9/41	980	911
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	13,103	12,632
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	9,450	9,488
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	14,330	14,180
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	9,940	10,053
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	19,200	19,668
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	12,700	13,148
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	17,886
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	11,286
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,280	3,337
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	10,830	10,975
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	8,230	8,433
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	12,300	12,853
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	3,700	3,745
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	1,650	1,685
[3]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	1,305	1,292
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	3,508	3,462
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	5,356
[3]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	7,583	7,528
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	512
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,503
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	250	237
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	1,482	1,448
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	462
[3,4]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	6,380	6,494
[3,4]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	3,990	4,093
[3,4]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/29	10,060	10,461
[3,4]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/29	8,120	8,348
[3,4]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	7,770	7,952

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	13,590	13,921
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	850	838
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	504
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	772
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	227
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	1,810	1,694
[3,4]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	10,940	11,279
[3,4]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	2,690	2,739
[3,4]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	10,310	10,579
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	9,186
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	8,510	8,571
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	3,090	3,131
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	19,280	19,730
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	3,840	3,908
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,483
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	870
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,186
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	710
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	37,090	37,555
[3,4]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	4,240	4,422
[3,4]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	3,250	3,338
[3,4]	DLLST LLC Series 2024-1A	4.930%	4/22/30	1,480	1,499
[3,4,5]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	6.195%	10/25/56	170	169
[3,4]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	703	698
[3,4]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	3,710	3,776
[3,4]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	2,660	2,722
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	13,900	13,560
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	10,675	10,407
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	12,200	12,027
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	3,777	3,720
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,579	18,341
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	8,900	8,752
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	1,550	1,522
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	13,300	13,012
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,025	6,896
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	18,634	18,241
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	25,203	24,742
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	32,357	32,307
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	14,000	13,301
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	5,500	5,138
[3,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	10,600	9,862
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	13,000	13,385
[3]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	9,630	9,732
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	5,450	5,598
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	13,740	14,108
[3]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	300	309
[3]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	2,710	2,742
[3,4]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	17,318
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	8,900	8,848
[3]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	8,570	8,730
[3,4]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	22,040	22,447
[3,4]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	9,010	9,321
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	18,480	18,611
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	16,610	16,810
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	4,850	4,949
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	9,440	9,765
[3,4]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	10,080	10,292
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	4,700	4,817
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	8,630	8,855
[3,4]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	10,260	10,362
[3,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	20,580	21,083
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	13,020	12,579
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,700

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	8,270	8,361
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	3,330	3,354
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	12,085	12,137
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	12,510	12,697
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	6,970	7,153
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	8,000	8,190
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	3,040	3,098
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	7,310	7,500
[3,4]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	15,710	16,192
[3,4]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	17,210	18,161
[3,4]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	6,320	6,488
[3,4]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	14,830	15,087
[3,4]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	10,480	10,885
[3,4]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	17,420	17,832
[3,4]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	16,400	16,896
[3,4]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	6,290	5,945
[3,4]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/28	8,960	9,089
[3,4]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	6,190	6,331
[3,4]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	7,740	7,849
[3]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	250	244
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	500	463
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	740	679
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	590	524
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,158
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	7,010	7,270
[3,4]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	6,992	6,590
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	14,270	14,439
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	4,820	4,858
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	6,950	7,046
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	8,750	8,949
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	12,180	12,488
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	14,840	15,284
[3,4]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/31	3,920	3,988
[3,4]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	4,710	4,800
[3,4]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	2,920	2,953
[3,4]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	5,830	5,949
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	11,190	11,229
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	10,930	11,096
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	3,480	3,572
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	6,980	7,233
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	4,840	4,947
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	8,660	8,760
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	4,770	4,862
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	866
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	300	293
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	227
[3,4]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	10,097
[3,4]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	4,560	4,636
[3,4]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	7,440	7,555
[3,4]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	3,450	3,525
[3,4]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	5,960	6,079
[3,4]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	3,540	3,625
[3,4]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	5,010	5,162
[3,4]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	6,570	6,703
[3,4]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	10,822	10,491
[3,4]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	8,105
[3,4]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	4,140	4,205
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	1,690	1,682
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	4,502	4,458
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	443
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	118	116
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	880
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	350	347

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.042%	3/15/72	1,861	1,875
[3,4]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	3,070	3,120
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	2,270	2,298
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	8,390	8,510
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	12,840	13,257
[3,4]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	4,440	4,501
[3,4]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	19,750	20,071
[3,4]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	6,550	6,610
[3,4]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	7,430	7,620
[3,4]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	3,958	3,835
[3,4]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,835	3,817
[3,4]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	5,105	4,841
[3,4]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	4,430	4,196
[3,4]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	7,100	6,619
[3,4]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	16,730	15,692
[3,4]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	4,820	4,493
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	4,400	4,459
[3,4]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	5,940	6,000
[3,4]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	3,110	3,167
[3,4]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	1,870	1,929
[3,4]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	2,200	2,240
[3,4]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	3,040	3,091
[3,4]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	4,700	4,811
[3,4]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	2,660	2,744
[3,4]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	5	5
[3,4]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	114	112
[3,4]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	313	308
[3,4]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	628	618
[3,4]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	48	47
[3,4]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	45	44
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	27,540	28,340
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	21,890	22,316
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	32,230	32,870
[3,4]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	5,540	5,642
[3,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	8,790	8,930
[3,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	3,150	3,233
[3,4]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	13,400	13,296
[3,4]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	5,940	6,090
[3,4]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	2,610	2,714
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	12,010	11,807
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	10,960	10,860
[3]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	13,400	13,738
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	7,690	7,718
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	17,310	17,400
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	17,330	17,546
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	3,120	3,186
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	2,910	2,965
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	3,910	4,042
[3,4]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	10,400	10,607
[3,4]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	6,180	6,287
[3,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	11,330	11,635
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,495	1,455
[3,4]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	75	70
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	16,950	17,210
[3,4]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	5,830	6,082
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	15,560	16,043
[3,4]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	24,290	24,837
[3,4]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	7,520	7,768
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	14,850	15,005
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	6,040	6,160
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	885
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	505
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	183

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	581
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,128
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,385
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	870	859
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	230
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	2,290	2,289
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	232	231
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,293
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	13,580	13,128
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	14,245
[3]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	8,200	8,416
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	10,350	10,438
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	5,610	5,667
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	3,060	3,121
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	6,230	6,520
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	7,390	7,512
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	8,920	9,239
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,034,683)					2,063,649
Corporate Bonds (31.3%)
Communications (0.6%)
	Meta Platforms Inc.	3.500%	8/15/27	11,394	11,300
[4]	NTT Finance Corp.	1.162%	4/3/26	22,891	21,867
					33,167
Consumer Discretionary (2.1%)
[3]	American Honda Finance Corp.	4.950%	1/9/26	6,635	6,696
[3]	American Honda Finance Corp.	5.250%	7/7/26	11,495	11,720
[4]	BMW US Capital LLC	4.900%	4/2/27	20,000	20,332
[4]	BMW US Capital LLC	4.600%	8/13/27	6,315	6,385
[4]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	40,000	40,299
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	4,590	4,673
[4]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	8,685	8,800
[3,7]	Toyota Finance Australia Ltd.	4.450%	4/6/26	8,660	5,979
	Toyota Motor Credit Corp.	4.450%	5/18/26	6,215	6,263
	Toyota Motor Credit Corp.	4.550%	8/7/26	6,940	7,014
[3]	Toyota Motor Credit Corp.	5.000%	3/19/27	4,920	5,043
					123,204
Consumer Staples (1.3%)
	Philip Morris International Inc.	5.000%	11/17/25	20,175	20,327
	Philip Morris International Inc.	4.875%	2/13/26	47,570	48,049
	Philip Morris International Inc.	4.750%	2/12/27	7,215	7,328
					75,704
Energy (0.0%)
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	2,109	2,078
Financials (23.8%)
	American Express Co.	5.645%	4/23/27	24,450	24,932
	American Express Co.	5.389%	7/28/27	15,850	16,167
	American Express Co.	5.098%	2/16/28	33,380	34,020
	American Express Co.	5.043%	7/26/28	4,133	4,224
[3,5,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.274%	11/4/25	5,700	3,963
	Banco Santander SA	6.527%	11/7/27	10,000	10,437
[3]	Bank of America Corp.	4.827%	7/22/26	44,610	44,644
[3]	Bank of America Corp.	1.197%	10/24/26	10,000	9,657
	Bank of America Corp.	5.080%	1/20/27	22,347	22,534
[3]	Bank of America Corp.	1.658%	3/11/27	20,000	19,222
	Bank of America Corp.	4.376%	4/27/28	10,000	10,014
[3]	Bank of America Corp.	3.419%	12/20/28	10,500	10,218
	Bank of Montreal	5.300%	6/5/26	9,000	9,169
	Bank of Montreal	5.370%	6/4/27	15,000	15,505
[3]	Bank of New York Mellon Corp.	1.050%	10/15/26	16,400	15,472
	Bank of New York Mellon Corp.	4.947%	4/26/27	19,228	19,412

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,356
	Bank of New York Mellon Corp.	4.890%	7/21/28	20,000	20,369
[3]	Bank of New York Mellon Corp.	4.975%	3/14/30	4,430	4,570
	Bank of Nova Scotia	4.750%	2/2/26	15,000	15,098
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,762
[3]	Bank of Nova Scotia	5.400%	6/4/27	8,830	9,105
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	20,000	20,667
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	6,091
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	4,000	4,109
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	5,250	5,277
	Cboe Global Markets Inc.	3.650%	1/12/27	13,516	13,367
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,537
	Chubb INA Holdings LLC	3.350%	5/3/26	6,240	6,167
	Citibank NA	4.929%	8/6/26	20,000	20,297
[3]	Citibank NA	5.488%	12/4/26	4,000	4,115
[3,5,7]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	5.114%	8/17/26	10,000	6,941
[4]	Credit Agricole SA	4.631%	9/11/28	1,780	1,788
[4]	Danske Bank A/S	5.427%	3/1/28	16,560	16,971
[4]	F&G Global Funding	1.750%	6/30/26	2,361	2,236
[3]	Goldman Sachs Bank USA	5.283%	3/18/27	25,000	25,325
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,000	14,758
[3]	HSBC Holdings plc	4.292%	9/12/26	1,130	1,125
	HSBC Holdings plc	7.336%	11/3/26	10,000	10,287
	HSBC Holdings plc	5.887%	8/14/27	19,000	19,521
	HSBC Holdings plc	5.597%	5/17/28	35,000	35,947
	HSBC USA Inc.	5.294%	3/4/27	6,380	6,539
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,000	5,007
	JPMorgan Chase & Co.	3.200%	6/15/26	10,000	9,858
	JPMorgan Chase & Co.	1.045%	11/19/26	12,980	12,477
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	10,000	9,942
	JPMorgan Chase & Co.	1.040%	2/4/27	10,000	9,559
	JPMorgan Chase & Co.	1.578%	4/22/27	15,000	14,377
	JPMorgan Chase & Co.	6.070%	10/22/27	21,660	22,443
	JPMorgan Chase & Co.	5.040%	1/23/28	11,000	11,186
	JPMorgan Chase & Co.	5.571%	4/22/28	20,000	20,621
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	20,213	19,850
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	322	305
	JPMorgan Chase & Co.	4.979%	7/22/28	6,416	6,540
	JPMorgan Chase & Co.	4.851%	7/25/28	11,728	11,943
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	23,260	23,236
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,260	8,300
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,735	4,705
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	5,000	4,970
	Morgan Stanley	6.138%	10/16/26	8,000	8,128
	Morgan Stanley	5.050%	1/28/27	10,120	10,217
[3]	Morgan Stanley	1.512%	7/20/27	3,630	3,452
	Morgan Stanley	2.475%	1/21/28	5,000	4,800
[3]	Morgan Stanley	5.652%	4/13/28	30,000	30,974
[3]	Morgan Stanley	3.591%	7/22/28	10,000	9,795
[3]	Morgan Stanley Bank NA	4.754%	4/21/26	10,568	10,665
[3]	Morgan Stanley Bank NA	4.952%	1/14/28	11,860	12,035
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	5,600	5,776
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	12,488	12,756
	National Australia Bank Ltd.	5.087%	6/11/27	4,500	4,624
[4]	National Securities Clearing Corp.	0.750%	12/7/25	10,000	9,614
[4]	National Securities Clearing Corp.	5.150%	6/26/26	2,630	2,675
	Northern Trust Corp.	4.000%	5/10/27	4,300	4,304
	PNC Financial Services Group Inc.	5.812%	6/12/26	16,000	16,103
	PNC Financial Services Group Inc.	1.150%	8/13/26	1,300	1,231
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	10,040
	PNC Financial Services Group Inc.	3.150%	5/19/27	3,100	3,023
	PNC Financial Services Group Inc.	6.615%	10/20/27	22,760	23,786
	PNC Financial Services Group Inc.	5.354%	12/2/28	1,283	1,326

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	2.500%	3/15/27	2,100	2,025
[3]	Royal Bank of Canada	1.150%	7/14/26	5,350	5,083
[3]	Royal Bank of Canada	5.200%	7/20/26	40,000	40,848
[3]	Royal Bank of Canada	4.875%	1/19/27	8,500	8,659
	Royal Bank of Canada	3.625%	5/4/27	2,100	2,080
[3]	Royal Bank of Canada	5.069%	7/23/27	12,700	12,897
	State Street Corp.	5.272%	8/3/26	49,330	50,416
	State Street Corp.	4.993%	3/18/27	6,813	6,973
	State Street Corp.	4.530%	2/20/29	2,380	2,402
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	4,200	4,258
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	22,124
[3]	Toronto-Dominion Bank	5.532%	7/17/26	8,911	9,138
[3]	Truist Financial Corp.	5.900%	10/28/26	15,000	15,196
[3]	Truist Financial Corp.	6.047%	6/8/27	7,000	7,184
	UBS AG	1.250%	8/7/26	2,000	1,899
	UBS AG	5.000%	7/9/27	6,360	6,498
	UBS AG	5.650%	9/11/28	10,000	10,492
[3,5,7]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	5.361%	7/30/25	15,000	10,407
[4]	UBS Group AG	4.703%	8/5/27	23,411	23,476
[4]	UBS Group AG	6.327%	12/22/27	2,950	3,067
[4]	UBS Group AG	4.253%	3/23/28	10,000	9,905
[3]	US Bancorp	3.950%	11/17/25	4,105	4,093
[3]	US Bancorp	3.100%	4/27/26	3,000	2,946
	US Bancorp	5.727%	10/21/26	33,330	33,747
	US Bancorp	6.787%	10/26/27	10,000	10,502
[3]	US Bancorp	2.215%	1/27/28	30,051	28,691
[3]	Wells Fargo & Co.	4.540%	8/15/26	9,074	9,060
[3]	Wells Fargo & Co.	5.707%	4/22/28	35,000	36,147
[3]	Wells Fargo & Co.	3.584%	5/22/28	7,431	7,287
[3]	Wells Fargo & Co.	2.393%	6/2/28	20,000	19,016
[3]	Wells Fargo Bank NA	5.450%	8/7/26	37,630	38,530
[3]	Westpac Banking Corp.	4.322%	11/23/31	4,800	4,765
[3,5,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	5.117%	2/16/26	5,300	3,679
[3,5,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.323%	11/11/25	1,400	973
					1,396,021
Health Care (2.5%)
	AbbVie Inc.	4.800%	3/15/27	36,315	37,015
	AstraZeneca Finance LLC	4.800%	2/26/27	7,690	7,840
	Bristol-Myers Squibb Co.	4.950%	2/20/26	3,660	3,707
	Bristol-Myers Squibb Co.	4.900%	2/22/27	1,230	1,256
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	95,770	96,372
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,764
					147,954
Industrials (0.6%)
	Honeywell International Inc.	4.650%	7/30/27	7,910	8,069
	Tyco Electronics Group SA	4.500%	2/13/26	28,933	29,087
					37,156
Real Estate (0.3%)
	Camden Property Trust	5.850%	11/3/26	4,000	4,138
	Public Storage Operating Co.	1.500%	11/9/26	2,200	2,088
	Simon Property Group LP	3.500%	9/1/25	10,000	9,917
					16,143
Utilities (0.1%)
	Commonwealth Edison Co.	2.550%	6/15/26	1,495	1,457
[3]	PG&E Recovery Funding LLC	5.045%	7/15/32	3,200	3,294
	Southern California Edison Co.	4.400%	9/6/26	1,620	1,632
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,425	2,451
					8,834
Total Corporate Bonds (Cost $1,814,515)					1,840,261

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sovereign Bonds (2.0%)
[3,4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	3,150	3,281
[3,4,8]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	1,000	1,072
[3,4]	Central American Bank for Economic Integration	5.000%	1/25/27	5,952	6,066
	Export-Import Bank of Korea	3.250%	11/10/25	15,000	14,823
[3,4]	Kingdom of Saudi Arabia	4.750%	1/16/30	5,270	5,359
[3,4]	Korea National Oil Corp.	4.125%	9/30/27	8,000	7,975
[3,4]	KSA Sukuk Ltd.	5.250%	6/4/27	28,065	28,803
[3]	KSA Sukuk Ltd.	5.250%	6/4/27	1,260	1,293
[3]	Republic of Chile	2.750%	1/31/27	19,643	18,969
[3]	State of Israel	5.375%	3/12/29	3,290	3,339
[3,4]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	20,415
[4]	Tokyo Metropolitan Government	4.625%	6/1/26	3,840	3,866
Total Sovereign Bonds (Cost $114,755)					115,261
				Shares
Temporary Cash Investments (5.8%)
Money Market Fund (0.4%)
[9]	Vanguard Market Liquidity Fund	5.014%		243,771	24,377
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (5.4%)
	United States Treasury Bill	3.960%	9/4/25	325,000	313,221
Total Temporary Cash Investments (Cost $337,743)					337,598
Total Investments (100.3%) (Cost $5,821,507)					5,890,050
Other Assets and Liabilities—Net (-0.3%)					(16,528)
Net Assets (100%)					5,873,522
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,971,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $591,000 have been segregated as collateral for open forward currency contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $944,573,000, representing 16.1% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Face amount denominated in Australian dollars.
8	Guaranteed by the Republic of Poland.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Institutional Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	769	160,138	(361)
10-Year U.S. Treasury Note	December 2024	283	32,341	49
Long U.S. Treasury Bond	December 2024	25	3,105	(21)
Ultra 10-Year U.S. Treasury Note	December 2024	134	15,852	30
				(303)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(1,375)	(151,089)	188
AUD 3-Year Treasury Bond	December 2024	(65)	(4,816)	4
				192
				(111)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	11/4/24	USD	30,923	AUD	45,841	—	(786)
Toronto-Dominion Bank	11/4/24	USD	313	EUR	280	—	—
Toronto-Dominion Bank	11/4/24	USD	325	GBP	246	—	(4)
						—	(790)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,797,131)	5,865,673
Affiliated Issuers (Cost $24,376)	24,377
Total Investments in Securities	5,890,050
Investment in Vanguard	161
Foreign Currency, at Value (Cost $941)	953
Receivables for Investment Securities Sold	512
Receivables for Accrued Income	41,436
Variation Margin Receivable—Futures Contracts	357
Unrealized Appreciation—Forward Currency Contracts	—
Total Assets	5,933,469
Liabilities
Payables for Investment Securities Purchased	59,109
Payables to Vanguard	48
Unrealized Depreciation—Forward Currency Contracts	790
Total Liabilities	59,947
Net Assets	5,873,522
At September 30, 2024, net assets consisted of:

Paid-in Capital	6,299,956
Total Distributable Earnings (Loss)	(426,434)
Net Assets	5,873,522

Net Assets
Applicable to 441,505,530 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,873,522
Net Asset Value Per Share	$13.30
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Interest[1]	294,611
Total Income	294,611
Expenses
The Vanguard Group—Note B
Investment Advisory Services	124
Management and Administrative	951
Marketing and Distribution	88
Custodian Fees	51
Auditing Fees	35
Shareholders' Reports and Proxy Fees	16
Trustees’ Fees and Expenses	5
Other Expenses	20
Total Expenses	1,290
Expenses Paid Indirectly	(2)
Net Expenses	1,288
Net Investment Income	293,323
Realized Net Gain (Loss)
Investment Securities Sold[1]	(86,648)
Futures Contracts	960
Swap Contracts	11
Forward Currency Contracts	(1,840)
Foreign Currencies	215
Realized Net Gain (Loss)	(87,302)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	286,388
Futures Contracts	(362)
Swap Contracts	20
Forward Currency Contracts	(1,239)
Foreign Currencies	36
Change in Unrealized Appreciation (Depreciation)	284,843
Net Increase (Decrease) in Net Assets Resulting from Operations	490,864
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,304,000, $15,000, less than $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	293,323	290,698
Realized Net Gain (Loss)	(87,302)	(259,823)
Change in Unrealized Appreciation (Depreciation)	284,843	215,825
Net Increase (Decrease) in Net Assets Resulting from Operations	490,864	246,700
Distributions
Total Distributions	(295,325)	(291,695)
Capital Share Transactions
Issued	285,600	460,117
Issued in Lieu of Cash Distributions	295,325	291,695
Redeemed	(3,057,025)	(2,040,277)
Net Increase (Decrease) from Capital Share Transactions	(2,476,100)	(1,288,465)
Total Increase (Decrease)	(2,280,561)	(1,333,460)
Net Assets
Beginning of Period	8,154,083	9,487,543
End of Period	5,873,522	8,154,083
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.92	$13.00	$13.94	$14.06	$13.82
Investment Operations
Net Investment Income[1]	.597	.442	.181	.165	.316
Net Realized and Unrealized Gain (Loss) on Investments	.395	(.074)	(.855)	(.070)	.244
Total from Investment Operations	.992	.368	(.674)	.095	.560
Distributions
Dividends from Net Investment Income	(.612)	(.448)	(.177)	(.165)	(.320)
Distributions from Realized Capital Gains	—	—	(.089)	(.050)	—
Total Distributions	(.612)	(.448)	(.266)	(.215)	(.320)
Net Asset Value, End of Period	$13.30	$12.92	$13.00	$13.94	$14.06
Total Return	7.85%	2.86%	-4.89%	0.68%	4.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,874	$8,154	$9,488	$9,649	$8,256
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	4.56%	3.39%	1.35%	1.18%	2.27%
Portfolio Turnover Rate	112%	135%[3]	122%[3]	134%[3]	118%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 0%, 5%, and 16%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 6% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open

Institutional Short-Term Bond Fund
contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2024, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at September 30, 2024.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Institutional Short-Term Bond Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $161,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,533,281	—	1,533,281
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,063,649	—	2,063,649
Corporate Bonds	—	1,840,261	—	1,840,261
Sovereign Bonds	—	115,261	—	115,261
Temporary Cash Investments	24,377	313,221	—	337,598
Total	24,377	5,865,673	—	5,890,050

Derivative Financial Instruments
Assets
Futures Contracts[1]	271	—	—	271
Liabilities
Futures Contracts[1]	(382)	—	—	(382)
Forward Currency Contracts	—	(790)	—	(790)
Total	(382)	(790)	—	(1,172)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Institutional Short-Term Bond Fund
E.  At September 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	271	—	271
Total Assets	271	—	271

Unrealized Depreciation—Futures Contracts[1]	(382)	—	(382)
Unrealized Depreciation—Forward Currency Contracts	—	(790)	(790)
Total Liabilities	(382)	(790)	(1,172)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	960	—	—	960
Swap Contracts	—	—	11	11
Forward Currency Contracts	—	(1,840)	—	(1,840)
Realized Net Gain (Loss) on Derivatives	960	(1,840)	11	(869)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(362)	—	—	(362)
Swap Contracts	—	—	20	20
Forward Currency Contracts	—	(1,239)	—	(1,239)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(362)	(1,239)	20	(1,581)
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	252
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	65,823
Capital Loss Carryforwards	(492,509)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(426,434)

Institutional Short-Term Bond Fund
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	295,325	291,695
Long-Term Capital Gains	—	—
Total	295,325	291,695
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,824,227
Gross Unrealized Appreciation	77,871
Gross Unrealized Depreciation	(12,048)
Net Unrealized Appreciation (Depreciation)	65,823
G.  During the year ended September 30, 2024, the fund purchased $2,269,643,000 of investment securities and sold $4,541,428,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,669,592,000 and $5,095,238,000, respectively.
H.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	21,818	35,362
Issued in Lieu of Cash Distributions	22,565	22,412
Redeemed	(233,910)	(156,741)
Net Increase (Decrease) in Shares Outstanding	(189,527)	(98,967)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Institutional Intermediate-Term Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (58.1%)
U.S. Government Securities (34.8%)
	United States Treasury Note/Bond	0.250%	9/30/25	110,000	106,012
	United States Treasury Note/Bond	4.250%	10/15/25	287,750	288,559
	United States Treasury Note/Bond	0.250%	10/31/25	300,000	288,328
	United States Treasury Note/Bond	5.000%	10/31/25	230,000	232,516
	United States Treasury Note/Bond	4.875%	11/30/25	110,000	111,203
	United States Treasury Note/Bond	4.000%	12/15/25	320,000	320,450
	United States Treasury Note/Bond	0.375%	1/31/26	176,000	168,162
	United States Treasury Note/Bond	4.250%	1/31/26	10,000	10,053
	United States Treasury Note/Bond	1.625%	2/15/26	100,000	97,078
	United States Treasury Note/Bond	4.625%	2/28/26	164,000	165,819
	United States Treasury Note/Bond	4.625%	3/15/26	100,000	101,203
	United States Treasury Note/Bond	3.750%	4/15/26	70,000	69,989
	United States Treasury Note/Bond	0.750%	4/30/26	100,000	95,438
	United States Treasury Note/Bond	3.625%	5/15/26	186,000	185,709
	United States Treasury Note/Bond	0.750%	5/31/26	100,000	95,250
	United States Treasury Note/Bond	0.875%	6/30/26	100,000	95,266
	United States Treasury Note/Bond	4.625%	6/30/26	288,725	293,146
	United States Treasury Note/Bond	4.500%	7/15/26	200,000	202,781
	United States Treasury Note/Bond	0.625%	7/31/26	150,000	141,937
[1]	United States Treasury Note/Bond	4.375%	7/31/26	308,000	311,706
	United States Treasury Note/Bond	4.375%	8/15/26	171,000	173,137
	United States Treasury Note/Bond	0.750%	8/31/26	396,000	374,839
	United States Treasury Note/Bond	3.750%	8/31/26	64,725	64,816
	United States Treasury Note/Bond	4.625%	9/15/26	67,721	68,938
	United States Treasury Note/Bond	4.625%	10/15/26	149,498	152,348
	United States Treasury Note/Bond	1.125%	10/31/26	131,400	124,809
	United States Treasury Note/Bond	2.000%	11/15/26	100,000	96,656
	United States Treasury Note/Bond	1.250%	11/30/26	74,500	70,845
	United States Treasury Note/Bond	4.375%	12/15/26	193,000	196,046
	United States Treasury Note/Bond	1.250%	12/31/26	58,000	55,073
	United States Treasury Note/Bond	4.000%	1/15/27	255,500	257,616
	United States Treasury Note/Bond	4.125%	2/15/27	289,500	292,847
	United States Treasury Note/Bond	1.125%	2/28/27	100,000	94,313
	United States Treasury Note/Bond	1.875%	2/28/27	195,500	187,741
	United States Treasury Note/Bond	0.500%	4/30/27	190,000	175,631
	United States Treasury Note/Bond	2.750%	4/30/27	100,000	97,937
	United States Treasury Note/Bond	4.500%	5/15/27	170,000	173,825
	United States Treasury Note/Bond	0.500%	5/31/27	105,000	96,830
	United States Treasury Note/Bond	2.625%	5/31/27	148,000	144,392
	United States Treasury Note/Bond	4.625%	6/15/27	175,000	179,730
[1]	United States Treasury Note/Bond	2.750%	7/31/27	140,000	136,872
	United States Treasury Note/Bond	3.125%	8/31/27	110,000	108,642
[2]	United States Treasury Note/Bond	0.375%	9/30/27	100,000	90,984
	United States Treasury Note/Bond	0.500%	10/31/27	100,000	91,078
	United States Treasury Note/Bond	3.875%	11/30/27	85,000	85,744
	United States Treasury Note/Bond	0.625%	12/31/27	66,400	60,445
	United States Treasury Note/Bond	2.750%	2/15/28	70,000	68,152
	United States Treasury Note/Bond	4.000%	2/29/28	90,000	91,238
	United States Treasury Note/Bond	1.250%	3/31/28	190,017	175,588
	United States Treasury Note/Bond	1.250%	4/30/28	332,478	306,607
	United States Treasury Note/Bond	3.500%	4/30/28	104,041	103,797
	United States Treasury Note/Bond	1.250%	5/31/28	56,154	51,679
	United States Treasury Note/Bond	1.250%	6/30/28	151,858	139,519
	United States Treasury Note/Bond	4.000%	6/30/28	225,000	228,375
	United States Treasury Note/Bond	1.000%	7/31/28	162,698	147,725
	United States Treasury Note/Bond	4.125%	7/31/28	65,320	66,596
	United States Treasury Note/Bond	1.125%	8/31/28	211,451	192,586
	United States Treasury Note/Bond	4.375%	8/31/28	100,000	102,891
	United States Treasury Note/Bond	1.250%	9/30/28	137,844	125,955

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.625%	9/30/28	170,700	177,315
	United States Treasury Note/Bond	4.875%	10/31/28	100,000	104,891
	United States Treasury Note/Bond	4.375%	11/30/28	100,000	103,062
	United States Treasury Note/Bond	3.750%	12/31/28	170,000	171,169
	United States Treasury Note/Bond	1.750%	1/31/29	100,000	92,719
	United States Treasury Note/Bond	4.000%	1/31/29	1,800	1,831
	United States Treasury Note/Bond	2.625%	2/15/29	100,000	96,156
	United States Treasury Note/Bond	2.375%	3/31/29	100,000	94,984
	United States Treasury Note/Bond	4.125%	3/31/29	175,000	178,992
	United States Treasury Note/Bond	2.875%	4/30/29	60,000	58,209
	United States Treasury Note/Bond	4.625%	4/30/29	70,000	73,095
	United States Treasury Note/Bond	2.375%	5/15/29	73,750	69,982
	United States Treasury Note/Bond	2.750%	5/31/29	125,000	120,527
	United States Treasury Note/Bond	3.250%	6/30/29	125,000	123,184
	United States Treasury Note/Bond	2.625%	7/31/29	70,000	67,025
	United States Treasury Note/Bond	3.875%	9/30/29	117,000	118,499
	United States Treasury Note/Bond	4.000%	10/31/29	115,000	117,156
	United States Treasury Note/Bond	3.875%	11/30/29	125,000	126,641
	United States Treasury Note/Bond	4.000%	2/28/30	50,000	50,961
	United States Treasury Note/Bond	4.375%	11/30/30	82,000	85,293
	United States Treasury Note/Bond	1.875%	2/15/32	52,000	45,923
	United States Treasury Note/Bond	4.000%	2/15/34	40,000	40,694
	United States Treasury Note/Bond	3.875%	5/15/43	8,428	8,115
	United States Treasury Note/Bond	4.125%	8/15/53	7,535	7,504
					10,967,374
Agency Bonds and Notes (0.0%)
[3]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,258
Conventional Mortgage-Backed Securities (23.0%)
[3,4]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	11,962	10,870
[3,4]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	19,149	17,918
[3,4]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	1,496	1,431
[3,4]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	5,098	4,714
[3,4]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	38,297	36,118
[3,4]	Freddie Mac Gold Pool	4.000%	7/1/29–5/1/49	20,592	20,075
[3,4]	Freddie Mac Gold Pool	4.500%	5/1/39–3/1/48	21,851	22,009
[3,4]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	2,922	3,001
[3,4]	Freddie Mac Gold Pool	5.500%	5/1/40	1,259	1,312
[3,4]	Freddie Mac Gold Pool	6.500%	5/1/37	21	22
[3,4]	Freddie Mac Gold Pool	7.000%	5/1/38	41	45
[3]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	408	369
[3]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	10,703	9,937
[3]	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	3,004	2,874
[3]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	2,012	1,980
[3]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	10,200	10,239
[3]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	393	401
[3]	Ginnie Mae I Pool	5.500%	3/15/40–2/15/41	127	132
[3]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	704	736
[3]	Ginnie Mae II Pool	2.000%	11/20/50–8/20/51	301,409	255,625
[3]	Ginnie Mae II Pool	2.500%	3/20/43–6/20/52	305,107	265,353
[3]	Ginnie Mae II Pool	3.000%	3/20/27–4/20/52	269,762	246,482
[3,5]	Ginnie Mae II Pool	3.500%	9/20/47–10/15/54	222,158	209,313
[3]	Ginnie Mae II Pool	4.000%	2/20/34–10/20/52	155,359	150,978
[3]	Ginnie Mae II Pool	4.500%	4/20/48–2/20/53	158,088	156,920
[3,5]	Ginnie Mae II Pool	5.000%	4/20/40–11/15/54	173,420	173,811
[3,5]	Ginnie Mae II Pool	5.500%	4/20/40–10/15/54	181,540	185,500
[3,5]	Ginnie Mae II Pool	6.000%	2/20/41–10/20/54	166,385	170,513
[3,5]	Ginnie Mae II Pool	6.500%	9/20/53–10/15/54	59,892	62,410
[3]	Ginnie Mae II Pool	7.000%	8/20/54	9,894	10,195
[3,4,5]	UMBS Pool	1.500%	3/1/36–7/1/51	383,342	320,272
[3,4,5]	UMBS Pool	2.000%	5/1/28–3/1/52	1,587,637	1,351,192
[3,4,5]	UMBS Pool	2.500%	12/1/35–10/25/54	1,076,265	949,971
[3,4,5]	UMBS Pool	3.000%	7/1/32–10/25/54	722,086	661,262
[3,4,5]	UMBS Pool	3.500%	11/1/31–10/25/54	420,701	397,752
[3,4,5]	UMBS Pool	4.000%	5/1/32–10/25/54	376,260	366,260
[3,4,5]	UMBS Pool	4.500%	10/25/39–10/25/54	374,637	373,838
[3,4,5]	UMBS Pool	5.500%	12/1/38–11/25/54	28,741	33,133
[3,4,5]	UMBS Pool	6.000%	10/1/52–10/25/54	437,275	452,588
[3,4,5]	UMBS Pool	6.500%	9/1/36–10/25/54	235,619	245,947

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	UMBS Pool	7.000%	10/1/37–6/1/54	50,129	52,226
					7,235,724
Nonconventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae REMICS	4.500%	8/25/49	13,698	13,581
[3,4]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	90,930	81,192
					94,773
Total U.S. Government and Agency Obligations (Cost $18,132,951)					18,299,129
Asset-Backed/Commercial Mortgage-Backed Securities (10.9%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	8,070	7,987
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	26,900	27,256
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	5,780	5,927
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	13,020	13,299
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	9,570	9,549
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	5,280	5,264
[3,6]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/32	2,528	2,567
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	29,830	30,639
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	30,790	32,053
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	35,970	37,776
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	19,020	19,354
[3,6]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	303	302
[3,6]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	3,300	3,271
[3,6]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	5,620	5,758
[3,6]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	4,450	4,342
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	8,450	8,676
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	7,170	7,420
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	17,770	18,699
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	21,940	22,549
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	11,470	11,771
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	21,520	21,741
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	280	273
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	4,334	4,190
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,080
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	11,540	11,184
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	697	689
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	3,770	3,670
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	3,910	3,589
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	7,180	6,564
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	15,870	14,656
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	22,230	20,666
[3]	BANK Series 2020-BNK30	1.673%	12/15/53	5,050	4,630
[3]	BANK Series 2021-BNK35	2.285%	6/15/64	4,150	3,608
[3]	BANK Series 2022-BNK40	3.506%	3/15/64	10,655	9,899
[3]	BANK Series 2022-BNK43	4.399%	8/15/55	22,550	22,137
[3]	BANK Series 2024-5YR7	5.769%	6/15/57	24,631	25,773
[3]	BANK Series 2024-5YR9	5.614%	8/15/57	22,150	23,105
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	36,280	39,234
[3,5]	BANK Series 2024-BNK48	5.053%	9/15/34	28,610	29,257
[3,6]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	12,740	12,916
[3,6]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	9,570	9,790
[3,6]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	7,725	7,974
[3,6]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	5,600	5,778
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	323
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	12,196
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,287
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,100	6,240
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	13,320	13,332
[3]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/55	5,750	5,675
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	2,600	3,014
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	120	126
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	5,950	6,115
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	9,138	9,678
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	12,610	13,748
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	5,050	5,341
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	5,130
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	6,750	6,565
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,075
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	5,462
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,528

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	4,080
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	22,810	22,625
[3]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	3,236	3,441
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	9,700	10,189
[3]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	20,210	21,558
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	10/15/29	7,940	8,156
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	15,510	17,170
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	12,940	13,478
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	20,500	22,100
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	20,300	21,732
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	40,580	43,933
[3]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	8,490	8,669
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	11,800	11,678
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	6,930	7,113
[3]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/31	9,040	9,296
[3,6]	BPR Trust Series 2023-BRK2	7.146%	10/5/38	6,000	6,305
[3,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	6,810	6,328
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	5,470
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	9,340	9,005
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	10,550	10,592
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	2,000	1,979
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	6,820	6,898
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	30,800	31,551
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	20,300	21,017
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,704
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,504
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,720	3,784
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	21,670	21,961
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	16,460	16,866
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	19,800	20,690
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	8,680	8,787
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	4,090	4,176
[3]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	713	706
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	5,242	5,174
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	8,009
[3]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	3,180	3,157
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,823
[3]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	6,249	5,992
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	461
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	320	306
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	1,450	1,374
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	4,137	4,044
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,306
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	10,050	10,230
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	6,300	6,462
[3,6]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/29	14,940	15,535
[3,6]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/29	15,600	16,038
[3,6]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	10,960	11,216
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	19,700	20,179
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	520	513
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,914
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,399
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	64
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	8,307
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	16,250	15,206
[3,6]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	23,800	24,538
[3,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	4,910	5,000
[3,6]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	11,570	11,872
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,553
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	15,490	15,600
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	4,920	4,986
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	31,180	31,908
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	7,750	7,888
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	9,244
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	847
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,229
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,624
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	8,188
[3]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	15,843
[3]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	3,964

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	36,750	37,210
[3,6]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	8,020	8,365
[3,6]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	4,840	4,971
[3,6]	DLLST LLC Series 2024-1A	4.930%	4/22/30	3,020	3,060
[3,6,7]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	6.195%	10/25/56	86	86
[3,6]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	999	991
[3,6]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	5,640	5,740
[3,6]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	4,050	4,144
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	20,880	21,499
[3]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	15,370	15,532
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	8,850	9,090
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	20,520	21,069
[3]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	1,800	1,852
[3]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	5,360	5,423
[3,6]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	20,281
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	11,930
[3]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	7,340	7,477
[3,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	18,100	18,434
[3,6]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	19,210	19,872
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	6,520	6,566
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	26,520	26,840
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	7,760	7,918
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	13,000	13,447
[3,6]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	16,280	16,622
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	13,300	13,630
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	13,120	13,462
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	15,800	15,957
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	30,700	31,451
[3,6]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	33,239	31,097
[3,6]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	22,722	21,848
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,744
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	8,953
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	5,260	5,318
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	2,010	2,025
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	6,130	6,157
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	24,840	25,211
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	13,860	14,224
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	13,000	13,309
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	5,900	6,012
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	10,940	11,225
[3,6]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	24,970	25,737
[3,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	28,020	29,569
[3,6]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	11,540	11,847
[3,6]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	23,690	24,100
[3,6]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	18,390	19,101
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	27,580	28,232
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	25,300	26,065
[3,6]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	11,360	10,736
[3,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/28	13,040	13,228
[3,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	9,430	9,645
[3,6]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	12,260	12,432
[3]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	720	702
[3]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,514
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,441	4,996
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,330	3,849
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	8,209
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	11,340	11,761
[3,6]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,000	2,827
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	6,870	6,951
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	7,660	7,720
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	11,050	11,203
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	22,890	23,219
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	18,750	19,175
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	21,820	22,372
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	22,160	22,823
[3,6]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/31	5,970	6,074
[3,6]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	7,545	7,689
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	5,980	6,047
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	8,540	8,714
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	8,810	8,841

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	21,700	22,030
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	6,930	7,113
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	11,320	11,730
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	11,160	11,407
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	13,840	14,000
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	7,620	7,768
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,467
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	1,788	1,749
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	346
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	59
[3,6]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,471
[3,6]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	3,570	3,629
[3,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	18,060	18,339
[3,6]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	6,520	6,661
[3,6]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	10,040	10,240
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	5,360	5,488
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	7,920	8,161
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	10,390	10,600
[3,6]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,665
[3,6]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	8,350	8,480
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	60
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,471
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	9,568	9,472
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	826	815
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,254
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	1,000	993
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	12,775
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,261
[3,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	30,340	28,460
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	9,640	10,619
[3,6,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.042%	3/15/72	2,999	3,022
[3,6]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	4,590	4,664
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	4,580	4,636
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	12,360	12,536
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	19,160	19,782
[3,6]	OBX Trust Series 2022-INV5	4.000%	10/25/52	15,131	14,156
[3,6]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	7,060	7,157
[3,6]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	30,015	30,503
[3,6]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	10,450	10,546
[3,6]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	11,820	12,122
[3,6]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,309	4,175
[3,6]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,242	5,219
[3,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	7,552	7,162
[3,6]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	6,890	6,527
[3,6]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	10,600	9,881
[3,6]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	25,490	23,908
[3,6]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	6,800	6,338
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	6,760	6,851
[3,6]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	8,840	8,929
[3,6]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	4,640	4,724
[3,6]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	3,090	3,187
[3,6]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	3,350	3,411
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	5,890	5,988
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	6,900	7,063
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	3,970	4,095
[3,6]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	3	3
[3,6]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	75	74
[3,6]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	192	189
[3,6]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	345	340
[3,6]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	27	26
[3,6]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	30	30
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	49,700	51,143
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	34,680	35,355
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	39,770	40,560
[3,6]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	8,970	9,135
[3,6]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	11,470	11,653
[3,6]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	4,100	4,208
[3,6]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	12,870	12,770
[3,6]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	18,060	18,516
[3,6]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	4,650	4,835

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,855
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	2,630	2,606
[3]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	9,450	9,688
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	4,340	4,356
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	27,650	27,793
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	27,670	28,015
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	28,110	28,453
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	12,880	13,153
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	6,965	7,097
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	14,340	14,823
[3,6]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	16,680	17,013
[3,6]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	10,960	11,149
[3,6]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	16,930	17,386
[3,6]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	140	130
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	35,930	36,480
[3,6]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	9,350	9,755
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	23,920	24,662
[3,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	33,560	34,316
[3,6]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	11,440	11,817
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	23,650	23,898
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	9,620	9,811
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,104
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,248
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	3,100
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,956
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	3,060
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	4,667
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	6,170	6,093
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,070
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,170	17,160
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	814	809
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,633
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	11,220	11,792
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	1,536	1,533
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	9,107
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,473
[3]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	6,940	7,123
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	7,550	7,614
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,390	4,435
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	23,000	23,242
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	8,940	9,119
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	9,905	10,367
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	13,540	13,764
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	13,320	13,796
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,402,871)					3,445,174
Corporate Bonds (24.7%)
Communications (0.7%)
	Comcast Corp.	3.150%	2/15/28	28,825	27,979
	Comcast Corp.	4.150%	10/15/28	40,135	40,192
	Comcast Corp.	4.550%	1/15/29	11,670	11,861
	Comcast Corp.	5.100%	6/1/29	11,000	11,458
	Comcast Corp.	2.650%	2/1/30	10,970	10,151
	Comcast Corp.	3.400%	4/1/30	11,500	11,027
	Comcast Corp.	1.950%	1/15/31	10,000	8,678
	Comcast Corp.	4.250%	1/15/33	12,000	11,787
	Comcast Corp.	5.300%	6/1/34	16,000	16,836
	Meta Platforms Inc.	3.850%	8/15/32	21,350	20,755
	Meta Platforms Inc.	4.950%	5/15/33	12,500	13,098
[6]	NTT Finance Corp.	1.162%	4/3/26	34,635	33,085
[6]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,740
					220,647
Consumer Discretionary (1.7%)
	Amazon.com Inc.	1.500%	6/3/30	8,152	7,132
	Amazon.com Inc.	2.100%	5/12/31	21,965	19,447
[3]	American Honda Finance Corp.	2.350%	1/8/27	25,000	24,052
	American Honda Finance Corp.	4.600%	4/17/30	26,580	26,945
[3]	American Honda Finance Corp.	1.800%	1/13/31	12,000	10,293
[3]	American Honda Finance Corp.	5.050%	7/10/31	17,590	18,111

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American Honda Finance Corp.	4.900%	1/10/34	12,500	12,715
[6]	BMW US Capital LLC	4.900%	4/2/27	49,000	49,813
	Home Depot Inc.	2.950%	6/15/29	19,485	18,597
	Home Depot Inc.	2.700%	4/15/30	16,365	15,223
	Home Depot Inc.	4.850%	6/25/31	7,960	8,249
	Home Depot Inc.	1.875%	9/15/31	8,965	7,720
	Home Depot Inc.	3.250%	4/15/32	12,425	11,625
[6]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	25,125	25,328
[6]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	14,530	14,794
[6]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	41,315	41,863
[6]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	29,010	29,461
[6]	Mercedes-Benz Finance North America LLC	4.850%	1/11/29	20,000	20,369
[6]	Mercedes-Benz Finance North America LLC	5.000%	1/11/34	18,000	18,169
[3]	Toyota Motor Credit Corp.	4.550%	9/20/27	31,620	32,128
	Toyota Motor Credit Corp.	4.625%	1/12/28	7,185	7,317
[3]	Toyota Motor Credit Corp.	5.250%	9/11/28	15,000	15,615
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	19,692
	Toyota Motor Credit Corp.	5.050%	5/16/29	20,930	21,717
	Toyota Motor Credit Corp.	5.550%	11/20/30	5,505	5,884
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,450	20,261
[3]	Toyota Motor Credit Corp.	4.800%	1/5/34	17,205	17,536
					520,056
Consumer Staples (1.4%)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	20,693	21,238
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	31,000	30,083
	Archer-Daniels-Midland Co.	4.500%	8/15/33	3,570	3,586
	Brown-Forman Corp.	4.750%	4/15/33	8,885	9,088
	Colgate-Palmolive Co.	3.250%	8/15/32	7,460	7,022
	Costco Wholesale Corp.	1.600%	4/20/30	22,528	19,892
	Hershey Co.	2.450%	11/15/29	5,000	4,634
	Hershey Co.	4.500%	5/4/33	8,690	8,855
	Kenvue Inc.	4.900%	3/22/33	10,000	10,348
[6]	Mars Inc.	4.750%	4/20/33	7,240	7,285
	PepsiCo Inc.	1.625%	5/1/30	4,745	4,174
	PepsiCo Inc.	1.950%	10/21/31	2,575	2,236
	PepsiCo Inc.	3.900%	7/18/32	990	973
	Philip Morris International Inc.	4.750%	2/12/27	9,595	9,745
	Philip Morris International Inc.	5.125%	11/17/27	60,575	62,367
	Philip Morris International Inc.	4.875%	2/15/28	24,115	24,639
	Philip Morris International Inc.	4.875%	2/13/29	10,000	10,252
	Philip Morris International Inc.	3.375%	8/15/29	15,000	14,440
	Philip Morris International Inc.	5.625%	11/17/29	16,265	17,261
	Philip Morris International Inc.	5.125%	2/15/30	41,850	43,402
	Philip Morris International Inc.	5.125%	2/13/31	23,310	24,205
	Philip Morris International Inc.	5.750%	11/17/32	10,680	11,471
	Philip Morris International Inc.	5.375%	2/15/33	17,675	18,480
	Philip Morris International Inc.	5.625%	9/7/33	2,000	2,129
	Philip Morris International Inc.	5.250%	2/13/34	34,715	36,051
	Target Corp.	2.350%	2/15/30	11,910	10,937
	Unilever Capital Corp.	2.125%	9/6/29	21,050	19,230
					434,023
Energy (0.6%)
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,571
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	8,030
	BP Capital Markets America Inc.	2.721%	1/12/32	22,386	19,947
	BP Capital Markets America Inc.	4.812%	2/13/33	22,000	22,291
	BP Capital Markets plc	3.279%	9/19/27	13,162	12,896
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,059
	Chevron Corp.	2.236%	5/11/30	1,300	1,180
	Enterprise Products Operating LLC	4.850%	1/31/34	30,860	31,304
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	22,000	18,829
[3]	Petronas Capital Ltd.	3.500%	4/21/30	18,743	17,938
[3]	Petronas Energy Canada Ltd.	2.112%	3/23/28	13,860	12,862
	Schlumberger Investment SA	4.500%	5/15/28	17,250	17,502
	Schlumberger Investment SA	4.850%	5/15/33	11,870	12,131
	Shell International Finance BV	2.375%	11/7/29	3,115	2,880
	TotalEnergies Capital International SA	3.455%	2/19/29	9,940	9,710
					192,130

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (15.0%)
	American Express Co.	2.550%	3/4/27	15,400	14,865
	American Express Co.	5.645%	4/23/27	10,270	10,472
	American Express Co.	5.389%	7/28/27	34,150	34,833
	American Express Co.	5.850%	11/5/27	7,600	7,982
	American Express Co.	5.098%	2/16/28	26,870	27,385
	American Express Co.	5.043%	7/26/28	22,028	22,514
	American Express Co.	5.282%	7/27/29	10,000	10,355
	American Express Co.	5.532%	4/25/30	7,260	7,608
	American Express Co.	5.284%	7/26/35	22,072	22,984
[3,7,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.274%	11/4/25	2,600	1,808
	Banco Santander SA	6.527%	11/7/27	15,200	15,864
[3]	Banco Santander SA	5.365%	7/15/28	23,600	24,152
	Banco Santander SA	5.588%	8/8/28	9,229	9,613
[3]	Bank of America Corp.	4.827%	7/22/26	51,020	51,058
	Bank of America Corp.	5.080%	1/20/27	15,424	15,553
[3]	Bank of America Corp.	3.559%	4/23/27	2,777	2,743
	Bank of America Corp.	1.734%	7/22/27	8,000	7,638
[3]	Bank of America Corp.	3.824%	1/20/28	22,156	21,904
[3]	Bank of America Corp.	2.551%	2/4/28	14,330	13,766
[3]	Bank of America Corp.	3.705%	4/24/28	5,800	5,715
	Bank of America Corp.	4.376%	4/27/28	13,000	13,018
[3]	Bank of America Corp.	4.948%	7/22/28	11,480	11,679
	Bank of America Corp.	6.204%	11/10/28	8,510	8,981
[3]	Bank of America Corp.	3.419%	12/20/28	34,922	33,983
[3]	Bank of America Corp.	3.970%	3/5/29	16,624	16,427
	Bank of America Corp.	5.202%	4/25/29	35,160	36,150
[3]	Bank of America Corp.	2.087%	6/14/29	23,300	21,512
[3]	Bank of America Corp.	3.974%	2/7/30	1,960	1,925
[3]	Bank of America Corp.	3.194%	7/23/30	23,795	22,529
[3]	Bank of America Corp.	2.884%	10/22/30	17,816	16,560
[3]	Bank of America Corp.	2.496%	2/13/31	75	68
[3]	Bank of America Corp.	1.898%	7/23/31	10,000	8,675
[3]	Bank of America Corp.	2.651%	3/11/32	5,110	4,560
	Bank of America Corp.	2.687%	4/22/32	38,400	34,237
	Bank of America Corp.	2.299%	7/21/32	30,200	26,140
	Bank of America Corp.	2.572%	10/20/32	12,000	10,518
[3]	Bank of America Corp.	2.972%	2/4/33	21,960	19,674
	Bank of America Corp.	4.571%	4/27/33	23,130	22,997
[3]	Bank of America Corp.	5.015%	7/22/33	8,418	8,632
	Bank of America Corp.	5.288%	4/25/34	10,942	11,361
	Bank of America Corp.	5.468%	1/23/35	5,000	5,259
	Bank of America NA	5.526%	8/18/26	52,900	54,311
	Bank of Montreal	5.300%	6/5/26	20,000	20,377
[3]	Bank of Montreal	1.250%	9/15/26	11,520	10,909
	Bank of Montreal	5.370%	6/4/27	35,000	36,179
[3]	Bank of Montreal	4.700%	9/14/27	12,000	12,208
	Bank of New York Mellon Corp.	4.947%	4/26/27	140,874	142,220
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,704
	Bank of New York Mellon Corp.	4.890%	7/21/28	20,000	20,369
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	20,000	20,965
[3]	Bank of New York Mellon Corp.	6.317%	10/25/29	12,402	13,340
	Bank of New York Mellon Corp.	4.596%	7/26/30	9,650	9,787
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	10,000	10,831
	Bank of New York Mellon Corp.	4.706%	2/1/34	10,000	10,054
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	30,000	31,150
[6]	Bank of New Zealand	5.076%	1/30/29	20,000	20,571
	Bank of Nova Scotia	1.050%	3/2/26	14,350	13,745
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,777
	Bank of Nova Scotia	2.700%	8/3/26	5,674	5,532
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,822
[3]	Bank of Nova Scotia	5.400%	6/4/27	14,700	15,158
	Bank of Nova Scotia	5.250%	6/12/28	3,290	3,406
	Bank of Nova Scotia	4.850%	2/1/30	2,098	2,147
	Bank of Nova Scotia	2.150%	8/1/31	5,000	4,328
	Bank of Nova Scotia	5.650%	2/1/34	10,000	10,707
	BlackRock Funding Inc.	5.000%	3/14/34	9,000	9,378
	BlackRock Inc.	2.400%	4/30/30	2,256	2,063
	BlackRock Inc.	1.900%	1/28/31	2,800	2,444
[6]	BPCE SA	5.203%	1/18/27	10,000	10,188

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	10,000	10,333
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	20,000	20,547
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	10,020	10,072
	Cboe Global Markets Inc.	1.625%	12/15/30	4,674	4,017
	Cboe Global Markets Inc.	3.000%	3/16/32	11,833	10,741
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,774
	Charles Schwab Corp.	2.450%	3/3/27	23,980	23,028
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,481
	Charles Schwab Corp.	3.200%	1/25/28	4,143	4,023
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,941
	Charles Schwab Corp.	5.643%	5/19/29	8,000	8,355
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,684
	Charles Schwab Corp.	2.900%	3/3/32	9,500	8,531
	Charles Schwab Corp.	5.853%	5/19/34	8,000	8,566
	Chubb INA Holdings LLC	4.650%	8/15/29	35,340	36,147
	Chubb INA Holdings LLC	1.375%	9/15/30	19,939	17,096
	Chubb INA Holdings LLC	5.000%	3/15/34	18,450	19,154
[3]	Citibank NA	5.488%	12/4/26	16,140	16,605
[3]	Citibank NA	5.570%	4/30/34	28,675	30,586
	CME Group Inc.	2.650%	3/15/32	14,133	12,774
[6]	Credit Agricole SA	4.631%	9/11/28	9,840	9,883
[6]	Danske Bank A/S	5.427%	3/1/28	8,020	8,219
[6]	DNB Bank ASA	1.535%	5/25/27	10,000	9,542
[6]	GA Global Funding Trust	5.500%	1/8/29	15,000	15,554
[3]	HSBC Holdings plc	4.292%	9/12/26	9,308	9,268
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,538
[3]	HSBC Holdings plc	2.013%	9/22/28	25,000	23,332
	HSBC Holdings plc	7.390%	11/3/28	10,845	11,739
[3]	HSBC Holdings plc	4.583%	6/19/29	8,855	8,860
	HSBC Holdings plc	2.206%	8/17/29	36,000	32,999
[3]	HSBC Holdings plc	2.357%	8/18/31	17,440	15,338
	HSBC Holdings plc	2.804%	5/24/32	10,000	8,845
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,517
	HSBC Holdings plc	5.402%	8/11/33	3,000	3,108
	HSBC Holdings plc	6.254%	3/9/34	8,500	9,281
	Huntington National Bank	4.552%	5/17/28	5,000	5,003
	Huntington National Bank	5.650%	1/10/30	6,250	6,534
	Intercontinental Exchange Inc.	4.000%	9/15/27	10,500	10,515
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,700	14,813
	Intercontinental Exchange Inc.	1.850%	9/15/32	5,200	4,311
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	12,638
	Invesco Finance plc	3.750%	1/15/26	1,897	1,882
	JPMorgan Chase & Co.	1.045%	11/19/26	11,045	10,617
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	12,891	12,816
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	9,584
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	11,371
	JPMorgan Chase & Co.	6.070%	10/22/27	18,340	19,003
	JPMorgan Chase & Co.	5.040%	1/23/28	84,990	86,425
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,867
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,544
	JPMorgan Chase & Co.	5.571%	4/22/28	19,000	19,590
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	27,440	26,947
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	1,213	1,150
	JPMorgan Chase & Co.	4.979%	7/22/28	9,624	9,809
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,373
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	19,835	19,621
	JPMorgan Chase & Co.	2.069%	6/1/29	36,944	34,181
	JPMorgan Chase & Co.	5.299%	7/24/29	50,000	51,726
	JPMorgan Chase & Co.	6.087%	10/23/29	20,000	21,305
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	42,077	42,265
	JPMorgan Chase & Co.	5.012%	1/23/30	18,401	18,872
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,475
	JPMorgan Chase & Co.	4.565%	6/14/30	30,000	30,234
	JPMorgan Chase & Co.	4.995%	7/22/30	28,125	28,900
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	18,536
	JPMorgan Chase & Co.	1.953%	2/4/32	12,330	10,589
	JPMorgan Chase & Co.	2.580%	4/22/32	34,095	30,403
	JPMorgan Chase & Co.	2.545%	11/8/32	15,000	13,193
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,790
	JPMorgan Chase & Co.	4.912%	7/25/33	7,600	7,764

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	6.254%	10/23/34	2,000	2,224
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	5,000	4,995
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	38,940	39,129
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	5,190
	Mastercard Inc.	2.950%	6/1/29	11,000	10,540
	Mastercard Inc.	2.000%	11/18/31	5,850	5,055
	Mastercard Inc.	4.350%	1/15/32	36,000	36,173
[3]	MDGH GMTN RSC Ltd.	2.500%	11/7/24	624	622
	MetLife Inc.	4.550%	3/23/30	5,165	5,285
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	10,282
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	10,899
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,300	18,661
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	7,330	7,579
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,442
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,621
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	12,090	12,507
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	3,710	3,887
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,658
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	6,105
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	3,800	3,916
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,615
	Mizuho Financial Group Inc.	5.778%	7/6/29	7,670	8,019
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,080
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,696
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,392
	Mizuho Financial Group Inc.	5.748%	7/6/34	15,000	15,985
	Morgan Stanley	3.625%	1/20/27	3,625	3,591
	Morgan Stanley	5.050%	1/28/27	18,480	18,657
	Morgan Stanley	1.593%	5/4/27	3,575	3,422
[3]	Morgan Stanley	1.512%	7/20/27	3,644	3,465
	Morgan Stanley	2.475%	1/21/28	11,900	11,425
[3]	Morgan Stanley	5.652%	4/13/28	15,000	15,487
[3]	Morgan Stanley	3.591%	7/22/28	4,450	4,359
	Morgan Stanley	6.296%	10/18/28	27,436	29,015
[3]	Morgan Stanley	3.772%	1/24/29	25,000	24,577
	Morgan Stanley	5.123%	2/1/29	24,090	24,686
[3]	Morgan Stanley	5.164%	4/20/29	10,000	10,277
	Morgan Stanley	5.449%	7/20/29	20,461	21,250
	Morgan Stanley	5.173%	1/16/30	25,000	25,769
	Morgan Stanley	5.042%	7/19/30	40,000	41,093
[3]	Morgan Stanley	2.699%	1/22/31	12,265	11,237
[3]	Morgan Stanley	3.622%	4/1/31	10,510	10,094
[3]	Morgan Stanley	1.794%	2/13/32	42,486	35,953
[3]	Morgan Stanley	1.928%	4/28/32	8,285	7,026
[3]	Morgan Stanley	2.239%	7/21/32	21,500	18,499
[3]	Morgan Stanley	2.511%	10/20/32	18,000	15,716
	Morgan Stanley	4.889%	7/20/33	22,950	23,240
	Morgan Stanley	6.342%	10/18/33	29,000	32,241
[3]	Morgan Stanley	5.250%	4/21/34	19,420	20,061
[3]	Morgan Stanley Bank NA	4.952%	1/14/28	43,050	43,685
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	13,600	14,027
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	24,988	25,524
	National Australia Bank Ltd.	5.087%	6/11/27	10,500	10,789
[6]	National Australia Bank Ltd.	5.181%	6/11/34	10,000	10,435
	National Bank of Canada	5.600%	7/2/27	35,000	35,712
[6]	National Securities Clearing Corp.	5.150%	6/26/26	14,040	14,278
[6]	New York Life Global Funding	1.850%	8/1/31	5,000	4,271
[6]	New York Life Global Funding	4.550%	1/28/33	10,000	10,026
[6]	New York Life Global Funding	5.000%	1/9/34	9,250	9,544
[3]	NongHyup Bank	1.250%	7/28/26	20,000	18,925
	Northern Trust Corp.	3.150%	5/3/29	5,000	4,822
	Northern Trust Corp.	6.125%	11/2/32	5,000	5,520
[3]	PNC Bank NA	3.100%	10/25/27	17,317	16,797
[3]	PNC Bank NA	4.050%	7/26/28	5,000	4,966
	PNC Financial Services Group Inc.	5.812%	6/12/26	23,870	24,024
	PNC Financial Services Group Inc.	3.150%	5/19/27	32,129	31,327
	PNC Financial Services Group Inc.	6.615%	10/20/27	8,820	9,218
	PNC Financial Services Group Inc.	5.354%	12/2/28	4,825	4,986
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	11,041
	PNC Financial Services Group Inc.	5.582%	6/12/29	102,000	106,149

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,508	38,067
	PNC Financial Services Group Inc.	5.492%	5/14/30	80,980	84,618
	PNC Financial Services Group Inc.	6.037%	10/28/33	10,000	10,801
	PNC Financial Services Group Inc.	5.068%	1/24/34	24,660	25,049
	PNC Financial Services Group Inc.	6.875%	10/20/34	4,500	5,155
	Progressive Corp.	2.500%	3/15/27	6,700	6,462
	Progressive Corp.	3.200%	3/26/30	8,620	8,213
	Progressive Corp.	4.950%	6/15/33	10,000	10,363
	Royal Bank of Canada	1.200%	4/27/26	17,540	16,796
[3]	Royal Bank of Canada	1.150%	7/14/26	16,170	15,365
[3]	Royal Bank of Canada	5.200%	7/20/26	80,000	81,696
[3]	Royal Bank of Canada	1.400%	11/2/26	12,950	12,277
[3]	Royal Bank of Canada	4.875%	1/19/27	16,500	16,809
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,635
[3]	Royal Bank of Canada	5.069%	7/23/27	67,810	68,863
[3]	Royal Bank of Canada	5.200%	8/1/28	12,470	12,948
	Royal Bank of Canada	3.875%	5/4/32	7,300	7,048
[3]	Royal Bank of Canada	5.000%	2/1/33	8,552	8,843
	State Street Corp.	5.272%	8/3/26	71,670	73,247
	State Street Corp.	5.820%	11/4/28	20,000	21,023
	State Street Corp.	4.530%	2/20/29	12,760	12,879
	State Street Corp.	3.152%	3/30/31	280	265
	State Street Corp.	5.159%	5/18/34	10,000	10,391
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	15,800	16,017
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	33,080	33,978
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	14,559
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	13,647
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	10,123
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	21,000	20,492
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,944
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	24,260	22,119
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	40,437	42,072
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	12,757
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	11,052
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	21,350	18,823
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	30,000	31,464
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	2,500	2,153
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	25,000	26,544
	Toronto-Dominion Bank	5.156%	1/10/28	8,686	8,946
[3]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,227
[3]	Toronto-Dominion Bank	3.200%	3/10/32	7,948	7,277
[3]	Truist Financial Corp.	4.873%	1/26/29	8,000	8,084
[3]	Truist Financial Corp.	6.123%	10/28/33	11,000	11,864
	UBS AG	5.000%	7/9/27	26,867	27,449
	UBS AG	7.500%	2/15/28	19,463	21,375
	UBS AG	5.650%	9/11/28	5,000	5,246
[6]	UBS Group AG	4.703%	8/5/27	8,220	8,243
[6]	UBS Group AG	6.327%	12/22/27	14,711	15,294
[6]	UBS Group AG	4.282%	1/9/28	43,635	43,294
[6]	UBS Group AG	6.442%	8/11/28	25,000	26,299
[6]	UBS Group AG	5.428%	2/8/30	15,000	15,494
[6]	UBS Group AG	5.617%	9/13/30	50,920	53,192
[6]	UBS Group AG	3.091%	5/14/32	7,000	6,303
[3]	US Bancorp	3.100%	4/27/26	3,024	2,969
[3]	US Bancorp	2.215%	1/27/28	26,508	25,309
[3]	US Bancorp	3.900%	4/26/28	7,700	7,626
	US Bancorp	5.775%	6/12/29	14,000	14,669
	US Bancorp	5.384%	1/23/30	19,610	20,348
[3]	US Bancorp	1.375%	7/22/30	6,429	5,489
	US Bancorp	5.100%	7/23/30	17,645	18,157
[3]	US Bancorp	4.967%	7/22/33	35,965	35,895
	US Bancorp	5.850%	10/21/33	18,000	19,192
	US Bancorp	5.678%	1/23/35	7,810	8,279
	Wells Fargo & Co.	3.000%	4/22/26	20,000	19,647
	Wells Fargo & Co.	3.000%	10/23/26	16,620	16,242
[3]	Wells Fargo & Co.	3.196%	6/17/27	7,100	6,966
[3]	Wells Fargo & Co.	2.393%	6/2/28	14,020	13,330
	Wells Fargo & Co.	6.303%	10/23/29	30,320	32,421
	Wells Fargo & Co.	5.499%	1/23/35	10,000	10,485
[3]	Wells Fargo Bank NA	5.450%	8/7/26	53,170	54,442

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	5.117%	2/16/26	19,700	13,675
[3,7,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.323%	11/11/25	5,100	3,546
					4,741,085
Health Care (2.2%)
	AbbVie Inc.	4.800%	3/15/29	23,270	23,943
	AbbVie Inc.	4.950%	3/15/31	38,055	39,548
	AbbVie Inc.	5.050%	3/15/34	36,250	37,861
[3]	Ascension Health	2.532%	11/15/29	2,500	2,322
	AstraZeneca Finance LLC	4.850%	2/26/29	3,850	3,969
	AstraZeneca Finance LLC	4.900%	2/26/31	25,000	26,001
	AstraZeneca Finance LLC	4.875%	3/3/33	10,000	10,386
	AstraZeneca Finance LLC	5.000%	2/26/34	26,390	27,545
	AstraZeneca plc	1.375%	8/6/30	26,523	22,804
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	7,000	7,013
	Bristol-Myers Squibb Co.	4.900%	2/22/29	6,695	6,920
	Bristol-Myers Squibb Co.	3.400%	7/26/29	12,720	12,356
	Bristol-Myers Squibb Co.	5.100%	2/22/31	3,950	4,136
	Bristol-Myers Squibb Co.	5.200%	2/22/34	32,855	34,623
[3]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,758
[6]	CSL Finance plc	4.250%	4/27/32	13,335	13,114
	Eli Lilly & Co.	4.700%	2/9/34	19,930	20,377
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	12,392
	Merck & Co. Inc.	4.300%	5/17/30	2,500	2,536
	Merck & Co. Inc.	2.150%	12/10/31	14,885	13,030
	Pfizer Inc.	2.625%	4/1/30	4,545	4,217
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	62,860	63,790
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	43,585	44,639
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	13,620	13,903
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	269
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,587
[6]	Roche Holdings Inc.	1.930%	12/13/28	22,500	20,693
[6]	Roche Holdings Inc.	4.909%	3/8/31	25,745	26,669
[6]	Roche Holdings Inc.	4.985%	3/8/34	25,700	26,793
	Sutter Health	5.164%	8/15/33	3,785	3,927
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	14,055	14,568
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	8,293
	UnitedHealth Group Inc.	4.250%	1/15/29	42,195	42,533
	UnitedHealth Group Inc.	4.800%	1/15/30	970	999
	UnitedHealth Group Inc.	5.300%	2/15/30	2,750	2,900
	UnitedHealth Group Inc.	2.000%	5/15/30	1,935	1,725
	UnitedHealth Group Inc.	4.900%	4/15/31	39,835	41,201
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	10,195
	UnitedHealth Group Inc.	4.500%	4/15/33	15,185	15,252
	UnitedHealth Group Inc.	5.000%	4/15/34	23,975	24,745
					694,532
Industrials (0.7%)
	Canadian National Railway Co.	3.850%	8/5/32	6,900	6,658
	Cummins Inc.	4.900%	2/20/29	7,140	7,378
	Emerson Electric Co.	2.000%	12/21/28	17,890	16,518
[6]	ERAC USA Finance LLC	5.000%	2/15/29	16,470	16,963
	General Dynamics Corp.	2.625%	11/15/27	18,985	18,275
	Honeywell International Inc.	1.750%	9/1/31	20,250	17,377
[3]	John Deere Capital Corp.	4.950%	7/14/28	15,000	15,483
	John Deere Capital Corp.	4.500%	1/16/29	23,520	23,961
[3]	John Deere Capital Corp.	4.700%	6/10/30	6,625	6,821
[3]	John Deere Capital Corp.	2.000%	6/17/31	25,000	21,811
	Lockheed Martin Corp.	4.450%	5/15/28	5,250	5,331
	Lockheed Martin Corp.	4.500%	2/15/29	35,460	36,106
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,219
	Lockheed Martin Corp.	3.900%	6/15/32	9,670	9,473
	Lockheed Martin Corp.	5.250%	1/15/33	13,300	14,151
	Rockwell Automation Inc.	1.750%	8/15/31	2,500	2,121
	Tyco Electronics Group SA	4.500%	2/13/26	5,550	5,580
					229,226
Materials (0.2%)
	Air Products and Chemicals Inc.	4.750%	2/8/31	5,265	5,448
	Air Products and Chemicals Inc.	4.850%	2/8/34	26,665	27,493
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	10,300	10,509

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Linde Inc.	1.100%	8/10/30	12,430	10,585
					54,035
Real Estate (0.6%)
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,903
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,180
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,568
	AvalonBay Communities Inc.	5.000%	2/15/33	3,300	3,376
	AvalonBay Communities Inc.	5.350%	6/1/34	9,915	10,395
	Camden Property Trust	5.850%	11/3/26	8,000	8,276
	Camden Property Trust	4.900%	1/15/34	10,000	10,057
	ERP Operating LP	2.850%	11/1/26	3,000	2,925
	ERP Operating LP	4.150%	12/1/28	11,480	11,456
	ERP Operating LP	2.500%	2/15/30	1,500	1,371
	ERP Operating LP	1.850%	8/1/31	4,750	4,044
	Mid-America Apartments LP	5.000%	3/15/34	12,235	12,476
	Prologis LP	2.125%	4/15/27	3,600	3,432
	Prologis LP	1.250%	10/15/30	10,000	8,434
	Prologis LP	1.750%	2/1/31	7,783	6,686
	Prologis LP	4.625%	1/15/33	7,817	7,856
	Public Storage Operating Co.	1.850%	5/1/28	5,710	5,287
	Public Storage Operating Co.	1.950%	11/9/28	3,500	3,217
	Public Storage Operating Co.	5.125%	1/15/29	2,670	2,785
	Public Storage Operating Co.	3.385%	5/1/29	11,800	11,467
	Public Storage Operating Co.	2.300%	5/1/31	9,170	8,148
	Public Storage Operating Co.	5.100%	8/1/33	7,500	7,779
	Realty Income Corp.	0.750%	3/15/26	4,710	4,468
	Realty Income Corp.	4.125%	10/15/26	16,355	16,336
	Simon Property Group LP	1.375%	1/15/27	5,000	4,704
	Simon Property Group LP	3.375%	6/15/27	10,780	10,607
	Simon Property Group LP	2.450%	9/13/29	3,300	3,030
	Simon Property Group LP	2.650%	7/15/30	11,500	10,540
					188,803
Technology (0.7%)
	Analog Devices Inc.	1.700%	10/1/28	9,350	8,589
	Analog Devices Inc.	2.100%	10/1/31	14,030	12,215
	Analog Devices Inc.	5.050%	4/1/34	3,250	3,402
	Applied Materials Inc.	4.800%	6/15/29	5,905	6,085
	Automatic Data Processing Inc.	4.450%	9/9/34	20,125	20,167
	Cisco Systems Inc.	4.850%	2/26/29	30,680	31,720
	Cisco Systems Inc.	4.950%	2/26/31	37,410	39,101
	Cisco Systems Inc.	5.050%	2/26/34	19,960	20,947
	S&P Global Inc.	2.700%	3/1/29	48,460	45,732
	S&P Global Inc.	2.500%	12/1/29	10,680	9,863
	S&P Global Inc.	2.900%	3/1/32	4,820	4,384
	Salesforce Inc.	1.500%	7/15/28	14,138	12,960
	Salesforce Inc.	1.950%	7/15/31	7,425	6,445
	Texas Instruments Inc.	3.650%	8/16/32	6,365	6,136
					227,746
Utilities (0.9%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	7,864
	Ameren Illinois Co.	1.550%	11/15/30	8,575	7,335
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,697
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,770	4,868
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	10,000	10,333
[3]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,739
	Commonwealth Edison Co.	4.900%	2/1/33	11,320	11,603
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	14,650	14,383
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,661
	DTE Electric Co.	2.250%	3/1/30	6,000	5,460
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,987
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,888
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,576	7,704
	Duke Energy Carolinas LLC	4.950%	1/15/33	7,470	7,704
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,669
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	15,700
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,941
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,480
	Entergy Arkansas LLC	5.150%	1/15/33	4,480	4,659

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,380
[3]	Kentucky Utilities Co.	5.450%	4/15/33	7,630	8,053
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,462
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,834
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,810
[3]	Nevada Power Co.	2.400%	5/1/30	8,360	7,590
[3]	PG&E Recovery Funding LLC	5.045%	7/15/32	2,280	2,346
	PPL Electric Utilities Corp.	4.850%	2/15/34	9,950	10,196
	Public Service Co. of Colorado	5.350%	5/15/34	6,110	6,408
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	9,990	10,124
[3]	Public Service Electric & Gas Co.	5.200%	3/1/34	10,000	10,492
	Southern California Edison Co.	4.400%	9/6/26	8,675	8,741
	Union Electric Co.	2.950%	6/15/27	1,177	1,144
	Union Electric Co.	5.200%	4/1/34	7,500	7,842
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	9,776
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,182
	Virginia Electric & Power Co.	5.000%	4/1/33	15,190	15,572
	Wisconsin Electric Power Co.	4.750%	9/30/32	2,500	2,573
					296,200
Total Corporate Bonds (Cost $7,767,035)					7,798,483
Sovereign Bonds (2.0%)
[3]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,806
[3,6,9]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	20,430	21,894
[3]	Bermuda	3.717%	1/25/27	11,758	11,514
[3]	Bermuda	4.750%	2/15/29	10,984	11,028
[3]	Bermuda	2.375%	8/20/30	5,000	4,414
[3]	Bermuda	5.000%	7/15/32	11,700	11,879
[3,6]	Central American Bank for Economic Integration	5.000%	1/25/27	29,484	30,048
[3,10]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,421
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,951
[3,6]	Kingdom of Saudi Arabia	4.750%	1/16/30	44,570	45,322
[3]	Kingdom of Saudi Arabia	4.750%	1/16/30	14,870	15,134
[3]	Korea Electric Power Corp.	1.125%	6/15/25	8,400	8,201
[3]	Korea Gas Corp.	3.875%	7/13/27	35,000	34,769
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	33,373
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/27	35,000	35,057
[3,6]	KSA Sukuk Ltd.	5.250%	6/4/27	26,740	27,443
[3]	KSA Sukuk Ltd.	5.250%	6/4/27	10,700	10,982
[3,6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,536
[3,6]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	24,178
[3,6]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	21,446
[3]	Republic of Chile	2.750%	1/31/27	88,929	85,876
[3]	Republic of Chile	4.850%	1/22/29	6,000	6,131
[3]	Republic of Poland	5.125%	9/18/34	14,425	14,834
[3]	Saudi Arabian Oil Co.	1.625%	11/24/25	7,190	6,940
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	5,160	4,970
[3,11]	State of Israel	1.500%	1/16/29	4,279	4,308
[3]	State of Israel	5.375%	3/12/29	7,770	7,885
[3]	State of Israel	2.500%	1/15/30	435	381
[3]	State of Israel	5.500%	3/12/34	2,070	2,065
[3]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	4,228
[3,6]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	106,681
[3,6]	Tokyo Metropolitan Government	4.625%	6/1/26	14,160	14,257
Total Sovereign Bonds (Cost $644,096)					624,952
Taxable Municipal Bonds (0.4%)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	70,148
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	48,854
Total Taxable Municipal Bonds (Cost $130,000)					119,002

Institutional Intermediate-Term Bond Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (0.2%)
[12]	Vanguard Market Liquidity Fund	5.014%		787,606	78,760
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (2.2%)
	United States Treasury Bill	3.976%	9/4/25	715,000	689,088
Total Temporary Cash Investments (Cost $768,057)					767,848
Total Investments (98.5%) (Cost $30,845,010)					31,054,588
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.1%)
[3,4,5]	UMBS Pool (Proceeds $371,069)	5.000%	6/1/39–10/25/54	(366,685)	(362,999)
Other Assets and Liabilities—Net (2.6%)					832,579
Net Assets (100%)					31,524,168
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,273,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $18,625,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $2,077,189,000, representing 6.6% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in Australian dollars.
9	Guaranteed by the Republic of Poland.
10	Guaranteed by the Government of Japan.
11	Face amount denominated in euro.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Institutional Intermediate-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	4,432	487,001	(463)
10-Year U.S. Treasury Note	December 2024	7,004	800,426	2,317
Ultra 10-Year U.S. Treasury Note	December 2024	158	18,691	(35)
Ultra Long U.S. Treasury Bond	December 2024	29	3,860	(47)
				1,772

Short Futures Contracts
2-Year U.S. Treasury Note	December 2024	(2,351)	(489,578)	715
Euro-Bobl	December 2024	(37)	(4,945)	(54)
Long U.S. Treasury Bond	December 2024	(250)	(31,047)	69
				730
				2,502

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	11/4/24	USD	20,277	AUD	30,060	—	(516)
Société Generale	11/4/24	USD	6,213	EUR	5,573	1	—
Toronto-Dominion Bank	11/4/24	USD	1,344	GBP	1,018	—	(17)
						1	(533)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	12/20/29	JPMC	22,490	1.000	501	458	43	—
1 Periodic premium received/paid quarterly.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $652,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,766,257)	30,975,828
Affiliated Issuers (Cost $78,753)	78,760
Total Investments in Securities	31,054,588
Investment in Vanguard	864
Cash	24
Foreign Currency, at Value (Cost $5,747)	5,834
Receivables for Investment Securities Sold	1,893,556
Receivables for Accrued Income	198,594
Swap Premiums Paid	458
Unrealized Appreciation—Forward Currency Contracts	1
Unrealized Appreciation—Over-the-Counter Swap Contracts	43
Total Assets	33,153,962
Liabilities
Liability for Sale Commitments, at Value (Proceeds $371,069)	362,999
Payables for Investment Securities Purchased	1,262,955
Payables to Vanguard	259
Variation Margin Payable—Futures Contracts	3,048
Unrealized Depreciation—Forward Currency Contracts	533
Total Liabilities	1,629,794
Net Assets	31,524,168
At September 30, 2024, net assets consisted of:

Paid-in Capital	33,872,962
Total Distributable Earnings (Loss)	(2,348,794)
Net Assets	31,524,168

Net Assets
Applicable to 1,451,953,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,524,168
Net Asset Value Per Share	$21.71
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Interest[1]	1,326,871
Total Income	1,326,871
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,822
Management and Administrative	1,742
Marketing and Distribution	417
Custodian Fees	154
Auditing Fees	47
Shareholders' Reports and Proxy Fees	16
Trustees’ Fees and Expenses	22
Other Expenses	20
Total Expenses	6,240
Expenses Paid Indirectly	(2)
Net Expenses	6,238
Net Investment Income	1,320,633
Realized Net Gain (Loss)
Investment Securities Sold[1]	(663,650)
Futures Contracts	(11,371)
Swap Contracts	372
Forward Currency Contracts	(3,275)
Foreign Currencies	493
Realized Net Gain (Loss)	(677,431)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,350,557
Futures Contracts	(17,207)
Swap Contracts	223
Forward Currency Contracts	(2,064)
Foreign Currencies	130
Change in Unrealized Appreciation (Depreciation)	2,331,639
Net Increase (Decrease) in Net Assets Resulting from Operations	2,974,841
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,208,000, $20,000, $1,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,320,633	1,047,186
Realized Net Gain (Loss)	(677,431)	(1,081,315)
Change in Unrealized Appreciation (Depreciation)	2,331,639	636,922
Net Increase (Decrease) in Net Assets Resulting from Operations	2,974,841	602,793
Distributions
Total Distributions	(1,324,657)	(1,051,359)
Capital Share Transactions
Issued	997,058	2,269,543
Issued in Lieu of Cash Distributions	1,324,657	1,051,359
Redeemed	(2,802,780)	(2,835,245)
Net Increase (Decrease) from Capital Share Transactions	(481,065)	485,657
Total Increase (Decrease)	1,169,119	37,091
Net Assets
Beginning of Period	30,355,049	30,317,958
End of Period	31,524,168	30,355,049
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.58	$20.89	$23.75	$24.31	$23.43
Investment Operations
Net Investment Income[1]	.895	.704	.370	.304	.517
Net Realized and Unrealized Gain (Loss) on Investments	1.135	(.306)	(2.693)	(.334)	.880
Total from Investment Operations	2.030	.398	(2.323)	(.030)	1.397
Distributions
Dividends from Net Investment Income	(.900)	(.708)	(.366)	(.304)	(.517)
Distributions from Realized Capital Gains	—	—	(.171)	(.226)	—
Total Distributions	(.900)	(.708)	(.537)	(.530)	(.517)
Net Asset Value, End of Period	$21.71	$20.58	$20.89	$23.75	$24.31
Total Return	10.07%	1.88%	-9.93%	-0.13%	6.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,524	$30,355	$30,318	$33,037	$30,049
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	4.23%	3.34%	1.64%	1.27%	2.16%
Portfolio Turnover Rate[3]	228%	395%	426%	414%	347%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 73%, 206%, 146%, 151%, and 114%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Intermediate-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2024, counterparties had deposited in segregated accounts securities with a value of $589,000 and cash of $850,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Institutional Intermediate-Term Bond Fund
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 3% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets,respectively, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Intermediate-Term Bond Fund
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $864,000, representing less than 0.01% of the fund’s net assets and 0.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Intermediate-Term Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,299,129	—	18,299,129
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,445,174	—	3,445,174
Corporate Bonds	—	7,798,483	—	7,798,483
Sovereign Bonds	—	624,952	—	624,952
Taxable Municipal Bonds	—	119,002	—	119,002
Temporary Cash Investments	78,760	689,088	—	767,848
Total	78,760	30,975,828	—	31,054,588
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(362,999)	—	(362,999)

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,101	—	—	3,101
Forward Currency Contracts	—	1	—	1
Swap Contracts	—	43	—	43
Total	3,101	44	—	3,145
Liabilities
Futures Contracts[1]	(599)	—	—	(599)
Forward Currency Contracts	—	(533)	—	(533)
Total	(599)	(533)	—	(1,132)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At September 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	458	458
Unrealized Appreciation—Futures Contracts[1]	3,101	—	—	3,101
Unrealized Appreciation—Forward Currency Contracts	—	1	—	1
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	43	43
Total Assets	3,101	1	501	3,603

Unrealized Depreciation—Futures Contracts[1]	(599)	—	—	(599)
Unrealized Depreciation—Forward Currency Contracts	—	(533)	—	(533)
Total Liabilities	(599)	(533)	—	(1,132)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Institutional Intermediate-Term Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(11,371)	—	—	(11,371)
Swap Contracts	—	—	372	372
Forward Currency Contracts	—	(3,275)	—	(3,275)
Realized Net Gain (Loss) on Derivatives	(11,371)	(3,275)	372	(14,274)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(17,207)	—	—	(17,207)
Swap Contracts	—	—	223	223
Forward Currency Contracts	—	(2,064)	—	(2,064)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(17,207)	(2,064)	223	(19,048)
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,117
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	210,680
Capital Loss Carryforwards	(2,560,591)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(2,348,794)
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,324,657	1,051,359
Long-Term Capital Gains	—	—
Total	1,324,657	1,051,359
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,852,479
Gross Unrealized Appreciation	605,492
Gross Unrealized Depreciation	(394,812)
Net Unrealized Appreciation (Depreciation)	210,680

Institutional Intermediate-Term Bond Fund
G.  During the year ended September 30, 2024, the fund purchased $6,197,019,000 of investment securities and sold $9,737,900,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $63,773,995,000 and $63,075,559,000, respectively.
H.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	47,602	107,883
Issued in Lieu of Cash Distributions	62,710	49,889
Redeemed	(133,114)	(134,338)
Net Increase (Decrease) in Shares Outstanding	(22,802)	23,434
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund (two of the funds constituting Vanguard Malvern Funds, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Institutional Short-Term Bond Fund	87,228
Institutional Intermediate-Term Bond Fund	397,701
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Institutional Short-Term Bond Fund	100.0%
Institutional Intermediate-Term Bond Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Institutional Short-Term Bond Fund	88.7%
Institutional Intermediate-Term Bond Fund	92.6

Q4720 112024

Financial Statements
For the year ended September 30, 2024
Vanguard Core Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	45
Tax information	46

Core Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (41.3%)
U.S. Government Securities (20.9%)
	United States Treasury Note/Bond	3.625%	5/15/26	69,692	69,583
	United States Treasury Note/Bond	1.875%	7/31/26	12,305	11,913
	United States Treasury Note/Bond	4.375%	7/31/26	124,600	126,099
	United States Treasury Note/Bond	1.250%	11/30/26	27,006	25,681
	United States Treasury Note/Bond	4.000%	1/15/27	26,000	26,215
	United States Treasury Note/Bond	4.125%	2/15/27	25,500	25,795
	United States Treasury Note/Bond	1.875%	2/28/27	24,659	23,680
	United States Treasury Note/Bond	4.500%	4/15/27	47,902	48,950
	United States Treasury Note/Bond	0.500%	4/30/27	12,038	11,128
	United States Treasury Note/Bond	2.750%	4/30/27	23,101	22,625
	United States Treasury Note/Bond	4.500%	5/15/27	66,000	67,485
	United States Treasury Note/Bond	2.625%	5/31/27	43,700	42,635
[1]	United States Treasury Note/Bond	4.375%	7/15/27	44,000	44,921
	United States Treasury Note/Bond	0.375%	7/31/27	40,000	36,575
	United States Treasury Note/Bond	2.750%	7/31/27	41,400	40,475
	United States Treasury Note/Bond	0.500%	8/31/27	22,500	20,602
[1]	United States Treasury Note/Bond	3.125%	8/31/27	43,000	42,469
	United States Treasury Note/Bond	0.375%	9/30/27	16,301	14,831
	United States Treasury Note/Bond	0.500%	10/31/27	15,957	14,533
	United States Treasury Note/Bond	4.125%	10/31/27	44,630	45,341
	United States Treasury Note/Bond	0.625%	11/30/27	24,350	22,212
	United States Treasury Note/Bond	3.875%	11/30/27	39,465	39,810
[1]	United States Treasury Note/Bond	2.750%	2/15/28	40,000	38,944
	United States Treasury Note/Bond	1.250%	3/31/28	13,502	12,477
	United States Treasury Note/Bond	1.250%	5/31/28	13,706	12,614
	United States Treasury Note/Bond	1.250%	6/30/28	30,901	28,390
	United States Treasury Note/Bond	1.000%	7/31/28	26,613	24,164
	United States Treasury Note/Bond	1.125%	8/31/28	24,191	22,033
	United States Treasury Note/Bond	1.250%	9/30/28	22,714	20,755
	United States Treasury Note/Bond	4.625%	9/30/28	17,794	18,484
	United States Treasury Note/Bond	1.375%	10/31/28	12,815	11,749
	United States Treasury Note/Bond	1.500%	11/30/28	22,454	20,658
	United States Treasury Note/Bond	4.375%	11/30/28	29,351	30,250
	United States Treasury Note/Bond	4.000%	10/31/29	10,000	10,188
	United States Treasury Note/Bond	3.500%	1/31/30	14,754	14,680
	United States Treasury Note/Bond	4.000%	2/28/30	24,500	24,971
	United States Treasury Note/Bond	3.500%	4/30/30	31,601	31,428
	United States Treasury Note/Bond	3.750%	5/31/30	47,778	48,099
	United States Treasury Note/Bond	4.000%	7/31/30	23,889	24,356
	United States Treasury Note/Bond	4.125%	8/31/30	70,755	72,601
	United States Treasury Note/Bond	4.625%	9/30/30	32,935	34,685
	United States Treasury Note/Bond	4.875%	10/31/30	18,000	19,209
	United States Treasury Note/Bond	4.375%	11/30/30	37,186	38,679
	United States Treasury Note/Bond	3.750%	12/31/30	16,917	17,017
	United States Treasury Note/Bond	4.000%	1/31/31	18,438	18,801
	United States Treasury Note/Bond	4.250%	2/28/31	18,074	18,690
	United States Treasury Note/Bond	4.125%	3/31/31	20,000	20,544
	United States Treasury Note/Bond	1.250%	8/15/31	20,000	17,078
	United States Treasury Note/Bond	1.375%	11/15/31	55,000	47,094
	United States Treasury Note/Bond	1.875%	2/15/32	56,000	49,455
	United States Treasury Note/Bond	2.875%	5/15/32	60,000	56,737
[2]	United States Treasury Note/Bond	2.750%	8/15/32	60,000	56,072
	United States Treasury Note/Bond	3.875%	8/15/33	13,540	13,652
	United States Treasury Note/Bond	4.500%	11/15/33	8,000	8,449
	United States Treasury Note/Bond	4.000%	2/15/34	8,000	8,139
	United States Treasury Note/Bond	4.625%	2/15/40	16,872	18,122
	United States Treasury Note/Bond	1.125%	8/15/40	5,646	3,696
	United States Treasury Note/Bond	1.375%	11/15/40	20,619	13,985
	United States Treasury Note/Bond	1.875%	2/15/41	28,566	20,942
	United States Treasury Note/Bond	2.250%	5/15/41	20,000	15,500
1

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.750%	8/15/41	24,580	17,421
[3,4]	United States Treasury Note/Bond	2.000%	11/15/41	62,400	45,874
[4]	United States Treasury Note/Bond	2.375%	2/15/42	48,270	37,590
	United States Treasury Note/Bond	3.125%	2/15/42	8,081	7,113
	United States Treasury Note/Bond	3.000%	5/15/42	6,500	5,586
	United States Treasury Note/Bond	3.250%	5/15/42	9,670	8,597
	United States Treasury Note/Bond	2.750%	8/15/42	18,075	14,886
	United States Treasury Note/Bond	3.375%	8/15/42	29,466	26,588
	United States Treasury Note/Bond	2.750%	11/15/42	6,900	5,657
	United States Treasury Note/Bond	3.875%	2/15/43	25,964	25,055
	United States Treasury Note/Bond	2.875%	5/15/43	26,500	21,999
	United States Treasury Note/Bond	3.875%	5/15/43	28,104	27,059
	United States Treasury Note/Bond	3.625%	8/15/43	15,301	14,161
	United States Treasury Note/Bond	4.375%	8/15/43	14,898	15,322
	United States Treasury Note/Bond	3.750%	11/15/43	15,418	14,505
	United States Treasury Note/Bond	4.750%	11/15/43	19,100	20,607
	United States Treasury Note/Bond	3.625%	2/15/44	26,325	24,285
	United States Treasury Note/Bond	4.500%	2/15/44	20,700	21,599
	United States Treasury Note/Bond	3.375%	5/15/44	31,195	27,710
	United States Treasury Note/Bond	3.125%	8/15/44	14,250	12,146
	United States Treasury Note/Bond	3.000%	11/15/44	25,500	21,269
	United States Treasury Note/Bond	2.500%	2/15/45	44,000	33,619
	United States Treasury Note/Bond	3.000%	5/15/45	34,200	28,434
	United States Treasury Note/Bond	2.500%	5/15/46	10,000	7,536
	United States Treasury Note/Bond	2.875%	11/15/46	4,750	3,818
	United States Treasury Note/Bond	3.000%	2/15/47	13,500	11,059
	United States Treasury Note/Bond	3.000%	5/15/47	30,000	24,544
[1]	United States Treasury Note/Bond	2.750%	8/15/47	32,500	25,355
	United States Treasury Note/Bond	2.750%	11/15/47	41,000	31,922
	United States Treasury Note/Bond	3.000%	2/15/48	41,750	33,948
	United States Treasury Note/Bond	3.125%	5/15/48	17,590	14,608
	United States Treasury Note/Bond	3.000%	8/15/48	11,854	9,609
	United States Treasury Note/Bond	3.375%	11/15/48	22,301	19,318
	United States Treasury Note/Bond	3.000%	2/15/49	23,912	19,354
	United States Treasury Note/Bond	2.875%	5/15/49	20,162	15,915
	United States Treasury Note/Bond	2.250%	8/15/49	16,000	11,085
	United States Treasury Note/Bond	2.375%	11/15/49	32,715	23,253
	United States Treasury Note/Bond	2.000%	2/15/50	18,309	11,929
[3]	United States Treasury Note/Bond	1.250%	5/15/50	21,824	11,676
	United States Treasury Note/Bond	1.375%	8/15/50	12,000	6,611
	United States Treasury Note/Bond	1.625%	11/15/50	11,000	6,466
	United States Treasury Note/Bond	2.000%	8/15/51	10,000	6,441
	United States Treasury Note/Bond	2.250%	2/15/52	19,500	13,297
	United States Treasury Note/Bond	3.000%	8/15/52	5,863	4,712
	United States Treasury Note/Bond	4.000%	11/15/52	10,871	10,579
	United States Treasury Note/Bond	3.625%	5/15/53	1,960	1,784
	United States Treasury Note/Bond	4.750%	11/15/53	20,997	23,195
	United States Treasury Note/Bond	4.625%	5/15/54	31,530	34,200
					2,646,241
Conventional Mortgage-Backed Securities (17.5%)
[5,6]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	467	422
[5,6]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,044	977
[5,6]	Freddie Mac Gold Pool	3.000%	8/1/47	182	164
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,335	1,247
[5,6]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	3,344	3,263
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,436	1,444
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	486	497
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	72	75
[5]	Ginnie Mae I Pool	3.000%	4/15/45	117	109
[5]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	41	39
[5]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	37	37
[5]	Ginnie Mae I Pool	6.000%	7/15/37	23	24
[5]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	83,670	70,779
[5]	Ginnie Mae II Pool	2.500%	6/20/50–6/20/52	90,226	78,818
[5]	Ginnie Mae II Pool	3.000%	5/20/43–4/20/52	85,693	77,983
[5,7]	Ginnie Mae II Pool	3.500%	9/20/47–10/15/54	63,209	59,722
[5]	Ginnie Mae II Pool	4.000%	11/20/42–10/20/52	50,342	48,768
[5,7]	Ginnie Mae II Pool	4.500%	4/20/48–11/15/54	52,642	52,165
[5,7]	Ginnie Mae II Pool	5.000%	8/20/48–11/15/54	60,941	61,021
2

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,7]	Ginnie Mae II Pool	5.500%	4/20/53–10/15/54	62,659	64,107
[5,7]	Ginnie Mae II Pool	6.000%	4/20/54–10/20/54	51,394	52,712
[5,7]	Ginnie Mae II Pool	6.500%	9/20/53–10/15/54	24,991	26,050
[5]	Ginnie Mae II Pool	7.000%	8/20/54	4,986	5,138
[5,6,7]	UMBS Pool	1.500%	3/1/36–7/1/51	110,478	92,301
[5,6,7]	UMBS Pool	2.000%	10/1/35–10/25/54	464,609	395,139
[5,6,7]	UMBS Pool	2.500%	10/1/35–10/25/54	345,411	305,136
[5,6,7]	UMBS Pool	3.000%	2/1/37–10/25/54	245,961	225,350
[5,6,7]	UMBS Pool	3.500%	7/1/32–10/25/54	149,609	141,300
[5,6,7]	UMBS Pool	4.000%	12/1/38–10/25/54	124,338	120,936
[5,6,7]	UMBS Pool	4.500%	4/1/39–10/25/54	101,731	101,538
[5,6,7]	UMBS Pool	6.000%	1/1/53–10/25/54	133,275	137,948
[5,6]	UMBS Pool	6.500%	9/1/36–2/1/54	82,316	85,933
[5,6]	UMBS Pool	7.000%	11/1/53–6/1/54	15,000	15,626
					2,226,768
Nonconventional Mortgage-Backed Securities (2.9%)
[5,6]	Fannie Mae REMICS	2.000%	10/25/51	18,106	14,896
[5,6]	Fannie Mae REMICS	3.500%	3/25/43–10/25/44	36,570	34,615
[5,6]	Fannie Mae REMICS	4.500%	8/25/49	3,574	3,543
[5,6]	Freddie Mac REMICS	2.250%	8/25/49	36,251	32,161
[5,6]	Freddie Mac REMICS	2.500%	10/15/46–4/25/50	70,053	60,755
[5,6]	Freddie Mac REMICS	3.000%	6/15/44–12/15/46	117,736	105,900
[5,6]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	105,576	98,007
[5]	Ginnie Mae REMICS	4.500%	5/20/52	16,624	16,087
					365,964
Total U.S. Government and Agency Obligations (Cost $5,156,678)					5,238,973
Asset-Backed/Commercial Mortgage-Backed Securities (6.4%)
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,230	1,261
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	1,120	1,156
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	900	929
[5,8]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	590	614
[5,8]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	1,440	1,521
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/29	870	889
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/29	620	635
[5,8]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	610	624
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/32	323	327
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/32	323	327
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.315%	5/17/32	218	221
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	240
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	4,160	4,322
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	4,220	4,324
[5,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	1,080	1,107
[5,8]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	1,590	1,552
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	1,390	1,402
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	900	917
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	250	252
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	890	914
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	1,050	1,087
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	3,110	3,273
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	4,040	4,152
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.850%	6/20/30	2,690	2,770
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	600	616
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/30	500	511
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	19	18
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	1,280	1,246
[5]	BANK Series 2019-BNK23	2.920%	12/15/52	3,570	3,297
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	9,240	8,590
[5]	BANK Series 2021-BNK35	2.285%	6/15/64	1,630	1,417
[5]	BANK Series 2022-BNK40	3.506%	3/15/64	7,800	7,246
[5]	BANK Series 2022-BNK43	4.399%	8/15/55	13,344	13,100
[5]	BANK Series 2024-5YR7	5.769%	6/15/57	13,140	13,749
[5]	BANK Series 2024-5YR9	5.614%	8/15/57	11,110	11,589
[5]	BANK Series 2024-BNK47	5.716%	6/15/57	13,260	14,340
[5,7]	BANK Series 2024-BNK48	5.053%	9/15/34	11,500	11,760
[5,8]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	2,250	2,302
[5,8]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	1,520	1,569
[5,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	1,050	1,083
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	1,330	1,247
3

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/28	680	690
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/28	760	774
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	920	945
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	182
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	2,100	1,846
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	4,190	4,194
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	800	927
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	10,860	11,431
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	4,440	4,659
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	2,380	2,446
[5]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	4,680	4,957
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	4,500	4,906
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	2,010	2,126
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	5,810	5,651
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	2,970	2,704
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	184
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	11,472	11,379
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	1,700	1,808
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	5,000	5,252
[5]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	7,510	8,011
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	10/15/29	3,180	3,267
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	11,500	12,730
[5]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	6,550	6,822
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	7,200	7,762
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	11,000	11,776
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	15,130	16,380
[5]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	1,240	1,266
[5,8]	BPR Trust Series 2023-BRK2	7.146%	10/5/38	2,800	2,942
[5,8]	BX Trust Series 2019-OC11	3.202%	12/9/41	3,050	2,834
[5]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	3,000	3,106
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	3,550	3,638
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,900	3,030
[5]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	1,620	1,640
[5]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	760	776
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	470	480
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	330	337
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	184
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	320	307
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	30	28
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	7,826	7,650
[5]	CD Mortgage Trust Series 2018-CD7	5.003%	8/15/51	100	92
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	60	59
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	1,120	1,149
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	320	329
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	300	309
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	440	451
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	790	812
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/30	530	544
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.870%	9/25/31	960	983
[5,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	3,320	3,398
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	1,370	1,403
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	1,490	1,527
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.790%	11/25/31	490	503
[5,8]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	790	786
[5]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	3,670	3,759
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	19
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	56
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.397%	9/15/50	40	35
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	44
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	4,830	4,520
[5,8]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	4,890	5,042
[5,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	1,470	1,497
[5,8]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	3,120	3,201
[5,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	4,537	4,580
[5]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	4,540	4,646
[5]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,410	1,435
[5,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	98	94
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	7.213%	9/25/43	1,510	1,520
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	6.330%	1/25/44	4,134	4,136
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	6.380%	2/25/44	590	590
4

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	6.280%	5/25/44	1,039	1,039
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	6.280%	7/25/44	2,873	2,871
[5,8]	Connecticut Avenue Securities Trust Series 2024-R06	6.493%	9/25/44	3,670	3,672
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	220
[5,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	1,111	1,084
[5,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	1,770	1,846
[5,8]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	910	935
[5,8]	DLLST LLC Series 2024-1A	4.930%	4/22/30	560	567
[5,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	3,408	3,241
[5]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	2,060	2,086
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	2,400	2,442
[5]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	3,400	3,397
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	3,630	3,624
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	5,290	5,281
[5,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	21	20
[5,8]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	1,150	1,170
[5,8]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	820	839
[5]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	2,980	3,068
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	1,580	1,623
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	3,890	3,994
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	4,170	4,278
[5]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	2,040	2,071
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	99
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	406
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,250	1,240
[5,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	12,236	12,462
[5,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	2,480	2,565
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	1,530	1,561
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,560	2,648
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	2,010	2,093
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	2,230	2,344
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	130	133
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	2,250	2,299
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	1,500	1,541
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	2,960	3,040
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	3,810	3,795
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	2,830	2,900
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	4,760	4,951
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	1,950	2,021
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.130%	11/25/43	888	898
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.630%	2/25/44	2,536	2,546
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	6.530%	5/25/44	4,196	4,200
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	6.530%	3/25/44	2,420	2,419
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	6.530%	8/25/44	5,266	5,266
[5,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	6,830	6,390
[5,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	4,650	4,471
[5]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	1,820	1,855
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,630	1,653
[5]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	950	971
[5,7]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	2,600	2,595
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	2,080	2,118
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	2,950	3,027
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	1,060	1,080
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	380	388
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	550	565
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	1,400	1,444
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	66
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	113
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	4,220	4,453
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	1,660	1,758
[5,8]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	2,950	3,029
[5,8]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	870	891
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	1,240	1,266
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	7,030	7,243
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	520	535
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	1,920	1,964
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.594%	9/10/47	150	118
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	145
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	2,470	2,268
5

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	1,710	1,520
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,650	1,711
[5,8]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,120	2,941
[5,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/29	2,020	2,057
[5,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	1,280	1,304
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/31	1,090	1,105
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	1,360	1,392
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/31	600	613
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	1,380	1,413
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/32	980	1,007
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/32	1,291	1,312
[5,8]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	1,100	1,121
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	1,100	1,112
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	1,630	1,663
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	600	613
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	1,480	1,519
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,700	1,762
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	5,830	6,111
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/31	1,320	1,351
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	1,080	1,109
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/30	1,190	1,217
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	2,280	2,333
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,500	1,529
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	58
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	49
[5,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	1,430	1,461
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	1,030	1,055
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	560	576
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	330	339
[5,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	280	289
[5,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	1,410	1,453
[5,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	1,850	1,887
[5,8]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	1,510	1,534
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.115%	7/15/46	200	166
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	2,180	2,164
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	75,429	70,754
[5,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	855	778
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	8,690	9,573
[5,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	68	67
[5,8,9]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.042%	3/15/72	429	433
[5,8]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	860	874
[5,8]	OBX Trust Series 2022-INV5	4.000%	10/25/52	3,178	2,973
[5,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	500	309
[5,8]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	1,780	1,805
[5,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	5,110	5,193
[5,8]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	1,750	1,795
[5,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	136	132
[5,8]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	97
[5,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	116	116
[5,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	100
[5,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	1,578	1,497
[5,8]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	1,390	1,317
[5,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	2,000	1,864
[5,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	5,840	5,478
[5,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	2,060	1,920
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/33	375	381
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	414	420
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.605%	6/15/32	228	233
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	480	486
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.818%	6/15/32	520	526
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	6.110%	6/15/32	630	636
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	840	847
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	1,050	1,064
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	1,490	1,538
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	1,180	1,241
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	1,250	1,271
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	1,490	1,540
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	1,620	1,690
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	4,120	4,222
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	4,420	4,552
6

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	4,670	4,833
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	3,990	4,021
[5,8]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	2,050	2,096
[5,8]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	960	985
[5,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	930	960
[5,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	530	547
[5,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	690	702
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	1,070	1,088
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	1,910	1,962
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	890	914
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	1,300	1,331
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	750	774
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	880	908
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	990	1,021
[5,8]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	4	4
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	38	37
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	103	101
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	141	139
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	10	9
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	14	14
[5,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	8,160	8,419
[5,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	4,520	4,668
[5]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	8,030	8,263
[5]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	6,170	6,290
[5,8]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	1,300	1,324
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	720	739
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	720	739
[5,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	4,635	4,690
[5,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	3,330	3,462
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	3,240	3,302
[5,8]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	2,420	2,468
[5,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	3,180	3,266
[5,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	2,879	2,940
[5,8]	US Bank NA Series 2023-1	6.789%	8/25/32	418	424
[5,8]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	1,350	1,408
[5]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	4,020	4,145
[5,8]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	7,730	7,904
[5,8]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	4,680	4,772
[5,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	5,790	5,902
[5,8]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	4,470	4,617
[5,8]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	3,820	3,946
[5,8]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	1,090	1,123
[5,8]	Verizon Master Trust Series 2024-7	4.840%	8/20/32	470	470
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	4,260	4,345
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	46
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	2,130	2,103
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	29
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	5,940	5,937
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	8,990	9,448
[5,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	928	899
[5]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	3,570	3,629
[5]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	1,510	1,537
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	780	797
[5]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,510	2,600
[5]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	2,200	2,257
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $795,693)					817,215
Corporate Bonds (31.3%)
Communications (3.1%)
[8]	AMC Networks Inc.	10.250%	1/15/29	45	46
	AT&T Inc.	3.800%	2/15/27	12,130	12,031
	AT&T Inc.	4.500%	5/15/35	700	682
	AT&T Inc.	4.900%	8/15/37	500	496
	AT&T Inc.	4.300%	12/15/42	6,240	5,563
[10]	AT&T Inc.	4.875%	6/1/44	300	357
	AT&T Inc.	3.550%	9/15/55	4,238	3,096
	AT&T Inc.	3.800%	12/1/57	4,000	3,028
	AT&T Inc.	3.650%	9/15/59	8,837	6,405
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	9,990	10,430
7

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Cable One Inc.	4.000%	11/15/30	70	56
[8]	CCO Holdings LLC	5.375%	6/1/29	30	29
[8]	CCO Holdings LLC	4.750%	3/1/30	1,330	1,222
[8]	CCO Holdings LLC	4.250%	2/1/31	40	35
	Charter Communications Operating LLC	3.750%	2/15/28	70	67
	Charter Communications Operating LLC	2.250%	1/15/29	200	178
	Charter Communications Operating LLC	5.050%	3/30/29	2,844	2,830
	Charter Communications Operating LLC	2.300%	2/1/32	7,360	5,932
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,488
	Charter Communications Operating LLC	6.484%	10/23/45	2,100	2,023
[10]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	2,751	2,718
[11]	Comcast Corp.	3.250%	9/26/32	2,900	3,244
	Comcast Corp.	6.550%	7/1/39	4,080	4,716
	Comcast Corp.	3.750%	4/1/40	3,800	3,287
	Comcast Corp.	4.650%	7/15/42	1,200	1,131
	Comcast Corp.	4.700%	10/15/48	168	159
	Comcast Corp.	3.450%	2/1/50	1,500	1,133
	Comcast Corp.	2.650%	8/15/62	300	178
	Comcast Corp.	2.987%	11/1/63	5,000	3,169
[8]	Cox Communications Inc.	5.800%	12/15/53	4,710	4,619
[8]	CSC Holdings LLC	11.750%	1/31/29	90	87
[8]	CSC Holdings LLC	3.375%	2/15/31	100	71
[8]	Directv Financing LLC	5.875%	8/15/27	159	156
	Discovery Communications LLC	5.000%	9/20/37	1,600	1,389
	Discovery Communications LLC	6.350%	6/1/40	1,734	1,657
[8]	DISH Network Corp.	11.750%	11/15/27	225	236
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	160	159
[8]	Frontier Communications Holdings LLC	6.000%	1/15/30	140	140
[8]	Frontier Communications Holdings LLC	8.625%	3/15/31	70	76
	Grupo Televisa SAB	4.625%	1/30/26	4,500	4,447
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,587
[8]	Level 3 Financing Inc.	3.875%	11/15/29	80	52
[8]	Level 3 Financing Inc.	10.500%	5/15/30	70	76
	Meta Platforms Inc.	4.550%	8/15/31	10,860	11,102
	Meta Platforms Inc.	4.750%	8/15/34	18,525	18,907
	Meta Platforms Inc.	5.400%	8/15/54	7,640	8,000
[8]	Midcontinent Communications	8.000%	8/15/32	235	239
	Netflix Inc.	4.875%	4/15/28	23,405	23,965
	Netflix Inc.	5.875%	11/15/28	58,569	62,400
	Netflix Inc.	6.375%	5/15/29	1,960	2,141
	Netflix Inc.	5.400%	8/15/54	12,230	12,921
[8]	News Corp.	3.875%	5/15/29	500	473
[8]	Nexstar Media Inc.	4.750%	11/1/28	805	768
[8]	Outfront Media Capital LLC	7.375%	2/15/31	105	112
	Paramount Global	2.900%	1/15/27	1,525	1,459
	Paramount Global	4.950%	1/15/31	974	921
	Paramount Global	4.600%	1/15/45	4,660	3,455
	Rogers Communications Inc.	5.000%	2/15/29	14,780	15,086
	Rogers Communications Inc.	3.800%	3/15/32	2,440	2,264
	Rogers Communications Inc.	4.550%	3/15/52	2,040	1,767
[8]	Scripps Escrow Inc.	5.875%	7/15/27	315	274
[8]	Scripps Escrow II Inc.	3.875%	1/15/29	180	134
[8]	Scripps Escrow II Inc.	5.375%	1/15/31	80	46
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	70	69
	Sprint Capital Corp.	6.875%	11/15/28	16,790	18,325
	Sprint LLC	7.625%	3/1/26	27,766	28,661
[8]	Sunrise FinCo I BV	4.875%	7/15/31	225	213
	Telefonica Emisiones SA	4.665%	3/6/38	4,056	3,810
	Time Warner Cable LLC	7.300%	7/1/38	4,890	5,168
	T-Mobile USA Inc.	6.000%	6/15/54	6,340	6,980
	T-Mobile USA Inc.	3.600%	11/15/60	2,442	1,771
	T-Mobile USA Inc.	5.800%	9/15/62	3,740	3,962
	Uber Technologies Inc.	4.300%	1/15/30	1,155	1,151
	Uber Technologies Inc.	4.800%	9/15/34	3,070	3,067
	Uber Technologies Inc.	5.350%	9/15/54	17,880	17,735
[8]	Univision Communications Inc.	8.000%	8/15/28	35	36
[8]	Univision Communications Inc.	4.500%	5/1/29	15	13
[8]	Univision Communications Inc.	7.375%	6/30/30	255	247
[8]	Univision Communications Inc.	8.500%	7/31/31	175	175
	Verizon Communications Inc.	4.329%	9/21/28	200	201
8

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.400%	3/22/41	3,006	2,457
	Verizon Communications Inc.	3.850%	11/1/42	2,693	2,301
	Verizon Communications Inc.	4.862%	8/21/46	11,840	11,507
	Verizon Communications Inc.	5.500%	2/23/54	7,380	7,726
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,159
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,562
	Vodafone Group plc	6.150%	2/27/37	1,011	1,114
[5,10]	Vodafone Group plc	5.125%	12/2/52	300	359
	Vodafone Group plc	5.750%	6/28/54	6,430	6,652
[8]	VZ Secured Financing BV	5.000%	1/15/32	370	340
	Warnermedia Holdings Inc.	3.755%	3/15/27	7,360	7,117
	Warnermedia Holdings Inc.	5.050%	3/15/42	7,801	6,372
[8]	WMG Acquisition Corp.	3.750%	12/1/29	840	790
					398,955
Consumer Discretionary (1.1%)
[8]	1011778 BC ULC	6.125%	6/15/29	515	529
[8]	1011778 BC ULC	5.625%	9/15/29	115	117
[8]	Amer Sports Co.	6.750%	2/16/31	60	61
	American Axle & Manufacturing Inc.	5.000%	10/1/29	115	105
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	936
[8]	Beacon Roofing Supply Inc.	6.500%	8/1/30	15	16
[5,11]	BMW Finance NV	1.000%	5/22/28	1,000	1,041
	BorgWarner Inc.	4.950%	8/15/29	2,550	2,593
[8]	Brink's Co.	6.500%	6/15/29	30	31
[8]	Builders FirstSource Inc.	6.375%	3/1/34	215	223
[8]	Caesars Entertainment Inc.	6.500%	2/15/32	65	67
[8]	Carnival Corp.	5.750%	3/1/27	385	390
[8]	Carnival Corp.	4.000%	8/1/28	610	589
[8]	Carnival Corp.	6.000%	5/1/29	60	61
[8]	Carnival Corp.	10.500%	6/1/30	20	22
[8]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	140	151
[8]	Churchill Downs Inc.	5.500%	4/1/27	325	324
[8]	Churchill Downs Inc.	4.750%	1/15/28	298	292
[8]	Churchill Downs Inc.	5.750%	4/1/30	65	65
[8]	Clarios Global LP	8.500%	5/15/27	270	271
	Dana Inc.	4.250%	9/1/30	215	193
	Dana Inc.	4.500%	2/15/32	95	84
[8]	Flutter Treasury DAC	6.375%	4/29/29	100	104
	Ford Motor Co.	9.625%	4/22/30	20	24
	Ford Motor Credit Co. LLC	2.700%	8/10/26	70	67
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,085	1,082
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	97
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,000	1,927
	Ford Motor Credit Co. LLC	7.350%	11/4/27	7,315	7,766
	Ford Motor Credit Co. LLC	6.800%	5/12/28	555	582
[11]	Ford Motor Credit Co. LLC	6.125%	5/15/28	1,000	1,197
[5,10]	Ford Motor Credit Co. LLC	5.625%	10/9/28	600	802
	Ford Motor Credit Co. LLC	6.798%	11/7/28	3,880	4,097
	Ford Motor Credit Co. LLC	2.900%	2/10/29	845	767
	Ford Motor Credit Co. LLC	7.200%	6/10/30	205	221
[8]	Garda World Security Corp.	8.250%	8/1/32	210	215
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/32	70	72
	General Motors Co.	5.200%	4/1/45	1,600	1,457
	General Motors Financial Co. Inc.	4.350%	4/9/25	103	103
	General Motors Financial Co. Inc.	2.750%	6/20/25	12,585	12,387
	General Motors Financial Co. Inc.	6.050%	10/10/25	7,565	7,660
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,879
[11]	General Motors Financial Co. Inc.	0.850%	2/26/26	2,000	2,157
	General Motors Financial Co. Inc.	5.350%	7/15/27	4,520	4,622
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	914
	General Motors Financial Co. Inc.	5.550%	7/15/29	11,830	12,193
	General Motors Financial Co. Inc.	5.850%	4/6/30	3,780	3,938
	General Motors Financial Co. Inc.	6.400%	1/9/33	4,740	5,060
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	355	326
[8]	Hanesbrands Inc.	9.000%	2/15/31	85	92
[8]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	25	26
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	200	204
	Home Depot Inc.	2.950%	6/15/29	1,583	1,511
	Home Depot Inc.	2.700%	4/15/30	480	446
9

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	5.950%	4/1/41	3,290	3,697
	Home Depot Inc.	4.250%	4/1/46	720	655
	Home Depot Inc.	3.900%	6/15/47	100	85
	Home Depot Inc.	4.500%	12/6/48	500	467
	Home Depot Inc.	3.125%	12/15/49	750	553
	Home Depot Inc.	4.950%	9/15/52	1,165	1,162
	Home Depot Inc.	5.300%	6/25/54	7,395	7,773
	Home Depot Inc.	3.500%	9/15/56	1,660	1,278
	Hyatt Hotels Corp.	5.250%	6/30/29	545	558
[8]	Lithia Motors Inc.	4.625%	12/15/27	180	176
[8]	Lithia Motors Inc.	3.875%	6/1/29	1,180	1,102
[8]	Lithia Motors Inc.	4.375%	1/15/31	230	214
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	20
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	918
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	14
	Lowe's Cos. Inc.	3.100%	5/3/27	880	858
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,677
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,681
[8]	MGM China Holdings Ltd.	7.125%	6/26/31	70	72
	MGM Resorts International	6.500%	4/15/32	140	142
[8]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	70	73
[8]	NCL Corp. Ltd.	5.875%	2/15/27	314	315
[8]	NCL Corp. Ltd.	8.125%	1/15/29	30	32
[8]	NCL Corp. Ltd.	7.750%	2/15/29	178	191
	Newell Brands Inc.	6.375%	9/15/27	193	196
	Newell Brands Inc.	6.625%	9/15/29	237	240
	Newell Brands Inc.	6.875%	4/1/36	50	48
	Newell Brands Inc.	7.000%	4/1/46	75	67
[8]	Ontario Gaming GTA LP	8.000%	8/1/30	110	114
[8]	Penn Entertainment Inc.	5.625%	1/15/27	85	84
[8]	Phinia Inc.	6.625%	10/15/32	70	71
[5,11]	RCI Banque SA	4.625%	10/2/26	5,200	5,900
[5,11]	RCI Banque SA	4.875%	9/21/28	6,900	8,038
[11]	Richemont International Holding SA	1.125%	5/26/32	808	786
[11]	Richemont International Holding SA	2.000%	3/26/38	500	473
[8]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	90	91
	Sally Holdings LLC	6.750%	3/1/32	20	21
	Service Corp. International	4.000%	5/15/31	20	18
[8]	Six Flags Entertainment Corp.	6.625%	5/1/32	100	104
	Starbucks Corp.	3.500%	11/15/50	600	457
[5,11]	Stellantis NV	1.250%	6/20/33	500	445
[8]	Studio City Co. Ltd.	7.000%	2/15/27	240	242
[8]	Studio City Finance Ltd.	5.000%	1/15/29	110	101
[8]	Vail Resorts Inc.	6.500%	5/15/32	215	225
[8]	Victra Holdings LLC	8.750%	9/15/29	5	5
[5,11]	Volkswagen Bank GmbH	4.250%	1/7/26	2,000	2,252
[11]	Volkswagen Financial Services Overseas AG	3.875%	9/10/30	500	558
[5,11]	Volkswagen International Finance NV	3.875%	3/29/26	2,500	2,805
[11]	Volkswagen International Finance NV	3.875%	Perpetual	1,400	1,509
[7,8]	Wayfair LLC	7.250%	10/31/29	55	56
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	125	121
[8]	Wynn Macau Ltd.	5.625%	8/26/28	30	29
[8]	Wynn Macau Ltd.	5.125%	12/15/29	80	75
					133,000
Consumer Staples (1.9%)
	Altria Group Inc.	4.400%	2/14/26	2,570	2,568
	Altria Group Inc.	2.450%	2/4/32	2,945	2,512
	Altria Group Inc.	5.800%	2/14/39	2,000	2,102
	Altria Group Inc.	3.400%	2/4/41	3,000	2,338
	Altria Group Inc.	5.375%	1/31/44	325	327
	Altria Group Inc.	5.950%	2/14/49	135	142
	Altria Group Inc.	4.450%	5/6/50	300	251
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	3,101
[5,11]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,900	1,990
[5,11]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	300	332
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,663
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	945
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,117
	Avery Dennison Corp.	4.875%	12/6/28	4,082	4,159
10

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	B&G Foods Inc.	8.000%	9/15/28	120	126
	BAT Capital Corp.	3.215%	9/6/26	200	196
	BAT Capital Corp.	3.557%	8/15/27	3,471	3,400
	BAT Capital Corp.	5.834%	2/20/31	14,980	15,882
	BAT Capital Corp.	4.742%	3/16/32	9,360	9,362
	BAT Capital Corp.	4.390%	8/15/37	12,490	11,360
	BAT Capital Corp.	7.079%	8/2/43	4,745	5,436
	BAT Capital Corp.	4.540%	8/15/47	1,952	1,649
[5,11]	BAT Netherlands Finance BV	5.375%	2/16/31	600	728
[5,11]	British American Tobacco plc	3.000%	Perpetual	7,200	7,799
[8]	Cencosud SA	5.950%	5/28/31	3,825	3,988
	Coca-Cola Co.	4.650%	8/14/34	4,935	5,049
[11]	Coca-Cola Co.	3.750%	8/15/53	800	884
	Coca-Cola Co.	5.200%	1/14/55	8,255	8,658
	Conagra Brands Inc.	5.300%	10/1/26	4,860	4,954
[8]	Coty Inc.	6.625%	7/15/30	75	78
[8]	Energizer Holdings Inc.	4.750%	6/15/28	529	514
	Hormel Foods Corp.	1.800%	6/11/30	275	242
[8]	JBS USA Holding Lux Sarl	6.750%	3/15/34	4,281	4,742
[8]	JBS USA Holding Lux Sarl	7.250%	11/15/53	7,540	8,762
[8]	KeHE Distributors LLC	9.000%	2/15/29	235	244
	Kenvue Inc.	5.100%	3/22/43	3,385	3,499
[5]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	6,450	6,384
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,720	6,557
	Kroger Co.	4.700%	8/15/26	18,340	18,472
	Kroger Co.	2.200%	5/1/30	540	481
	Kroger Co.	5.000%	9/15/34	8,775	8,852
	Kroger Co.	5.500%	9/15/54	8,300	8,350
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,713
	Mondelez International Inc.	2.750%	4/13/30	1,289	1,195
[8]	Performance Food Group Inc.	4.250%	8/1/29	80	76
[8]	Performance Food Group Inc.	6.125%	9/15/32	160	164
	Philip Morris International Inc.	4.875%	2/13/29	26,830	27,506
	Philip Morris International Inc.	5.125%	2/15/30	2,610	2,707
[11]	Philip Morris International Inc.	3.750%	1/15/31	2,100	2,399
	Philip Morris International Inc.	6.375%	5/16/38	7,000	7,996
[11]	Philip Morris International Inc.	1.450%	8/1/39	2,100	1,634
	Philip Morris International Inc.	4.250%	11/10/44	2,050	1,811
[8]	Post Holdings Inc.	6.250%	2/15/32	110	113
[8]	Post Holdings Inc.	6.375%	3/1/33	240	244
[7,8]	Post Holdings Inc.	6.250%	10/15/34	70	71
	Tyson Foods Inc.	3.550%	6/2/27	10,800	10,597
[8]	US Foods Inc.	6.875%	9/15/28	25	26
[8]	US Foods Inc.	4.750%	2/15/29	89	87
[7,8]	US Foods Inc.	5.750%	4/15/33	105	105
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	90	90
					236,729
Energy (2.5%)
[8]	Antero Midstream Partners LP	6.625%	2/1/32	125	129
[8]	Blue Racer Midstream LLC	7.000%	7/15/29	135	140
[8]	Blue Racer Midstream LLC	7.250%	7/15/32	70	74
	Boardwalk Pipelines LP	4.800%	5/3/29	1,808	1,816
	Canadian Natural Resources Ltd.	6.250%	3/15/38	670	720
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	650	598
	Cenovus Energy Inc.	4.250%	4/15/27	9,535	9,492
	Cenovus Energy Inc.	6.750%	11/15/39	144	162
	Cenovus Energy Inc.	5.400%	6/15/47	595	576
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	705	678
	Cheniere Energy Inc.	4.625%	10/15/28	1,295	1,287
	Cheniere Energy Partners LP	4.000%	3/1/31	450	426
	Cheniere Energy Partners LP	3.250%	1/31/32	2,800	2,502
	Cheniere Energy Partners LP	5.950%	6/30/33	869	920
[8]	Civitas Resources Inc.	8.375%	7/1/28	95	99
[8]	Civitas Resources Inc.	8.625%	11/1/30	40	42
[8]	Civitas Resources Inc.	8.750%	7/1/31	65	69
[8]	CNX Resources Corp.	7.250%	3/1/32	90	94
	ConocoPhillips Co.	4.300%	11/15/44	265	236
	ConocoPhillips Co.	3.800%	3/15/52	1,000	801
	ConocoPhillips Co.	5.300%	5/15/53	1,985	2,006
11

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ConocoPhillips Co.	5.700%	9/15/63	1,190	1,273
	DCP Midstream Operating LP	5.625%	7/15/27	59	61
[8]	DCP Midstream Operating LP	6.750%	9/15/37	8,440	9,360
	Devon Energy Corp.	5.600%	7/15/41	200	196
[8]	Diamond Foreign Asset Co.	8.500%	10/1/30	140	146
	Diamondback Energy Inc.	5.200%	4/18/27	5,390	5,499
	Diamondback Energy Inc.	3.125%	3/24/31	215	196
	Diamondback Energy Inc.	5.400%	4/18/34	1,565	1,597
	Diamondback Energy Inc.	5.750%	4/18/54	3,340	3,365
	Diamondback Energy Inc.	5.900%	4/18/64	5,640	5,700
[8]	DT Midstream Inc.	4.125%	6/15/29	455	435
[8]	DT Midstream Inc.	4.375%	6/15/31	230	218
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	66
	Enbridge Inc.	1.600%	10/4/26	3,248	3,083
	Enbridge Inc.	3.125%	11/15/29	450	425
	Enbridge Inc.	6.700%	11/15/53	5,995	6,954
	Energy Transfer LP	4.400%	3/15/27	6,067	6,077
	Energy Transfer LP	3.750%	5/15/30	1,420	1,357
	Energy Transfer LP	5.750%	2/15/33	2,470	2,589
	Energy Transfer LP	6.050%	6/1/41	700	724
	Energy Transfer LP	6.500%	2/1/42	1,400	1,528
	Energy Transfer LP	5.300%	4/1/44	1,825	1,752
	Energy Transfer LP	5.150%	3/15/45	1,520	1,417
	Energy Transfer LP	6.250%	4/15/49	400	421
	Energy Transfer LP	5.950%	5/15/54	11,400	11,668
	Enterprise Products Operating LLC	5.950%	2/1/41	380	412
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,287
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,971
	Enterprise Products Operating LLC	4.900%	5/15/46	860	822
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	779
	EOG Resources Inc.	4.375%	4/15/30	430	433
[8]	EQM Midstream Partners LP	7.500%	6/1/27	170	175
[8]	EQM Midstream Partners LP	6.500%	7/1/27	155	160
	EQM Midstream Partners LP	5.500%	7/15/28	275	279
[8]	EQM Midstream Partners LP	7.500%	6/1/30	147	161
	EQT Corp.	3.900%	10/1/27	3,621	3,558
	Exxon Mobil Corp.	4.227%	3/19/40	2,235	2,093
[8]	FS Luxembourg Sarl	8.875%	2/12/31	200	205
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	4,141	3,963
	Genesis Energy LP	8.250%	1/15/29	90	93
	Genesis Energy LP	7.875%	5/15/32	50	51
[8]	Helmerich & Payne Inc.	4.650%	12/1/27	665	666
[8]	Helmerich & Payne Inc.	4.850%	12/1/29	390	385
	Helmerich & Payne Inc.	2.900%	9/29/31	5,185	4,444
	Hess Corp.	7.875%	10/1/29	3,382	3,872
	Hess Corp.	7.300%	8/15/31	185	212
[8]	Hess Midstream Operations LP	6.500%	6/1/29	80	83
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	78
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	92
[8]	Kinetik Holdings LP	6.625%	12/15/28	70	73
[8]	Kinetik Holdings LP	5.875%	6/15/30	20	20
	Marathon Oil Corp.	5.300%	4/1/29	7,695	7,981
	Marathon Oil Corp.	5.200%	6/1/45	2,055	2,023
	MPLX LP	1.750%	3/1/26	2,000	1,926
[8]	Noble Finance II LLC	8.000%	4/15/30	110	114
	NuStar Logistics LP	6.375%	10/1/30	230	239
	Occidental Petroleum Corp.	5.500%	12/1/25	2,465	2,479
	Occidental Petroleum Corp.	5.000%	8/1/27	5,375	5,449
	Occidental Petroleum Corp.	6.375%	9/1/28	1,860	1,957
	Occidental Petroleum Corp.	5.200%	8/1/29	6,700	6,810
	Occidental Petroleum Corp.	6.625%	9/1/30	1,630	1,758
	Occidental Petroleum Corp.	6.125%	1/1/31	993	1,048
	Occidental Petroleum Corp.	7.500%	5/1/31	1,165	1,322
	Occidental Petroleum Corp.	5.375%	1/1/32	4,785	4,858
	Occidental Petroleum Corp.	5.550%	10/1/34	6,100	6,195
	Occidental Petroleum Corp.	6.450%	9/15/36	440	475
	Occidental Petroleum Corp.	6.600%	3/15/46	160	172
	Occidental Petroleum Corp.	6.050%	10/1/54	8,130	8,257
	ONEOK Inc.	5.650%	11/1/28	3,725	3,894
	ONEOK Inc.	3.400%	9/1/29	500	475
12

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	5.800%	11/1/30	4,370	4,654
	ONEOK Partners LP	6.125%	2/1/41	1,355	1,418
	Ovintiv Inc.	5.650%	5/15/25	6,685	6,709
[8]	Permian Resources Operating LLC	5.875%	7/1/29	615	616
[8]	Permian Resources Operating LLC	7.000%	1/15/32	120	125
[8]	Permian Resources Operating LLC	6.250%	2/1/33	80	81
[5]	Petronas Capital Ltd.	3.500%	4/21/30	14,800	14,164
	Phillips 66 Co.	5.650%	6/15/54	6,210	6,263
	Pioneer Natural Resources Co.	2.150%	1/15/31	5,410	4,754
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	951
	Plains All American Pipeline LP	4.900%	2/15/45	410	370
[8]	Raizen Fuels Finance SA	5.700%	1/17/35	4,440	4,400
	Range Resources Corp.	8.250%	1/15/29	135	140
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	6,739	6,851
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	5,360	5,331
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	10,405	10,378
[8]	Schlumberger Holdings Corp.	5.000%	5/29/27	7,870	8,031
	Shell International Finance BV	4.550%	8/12/43	500	472
	Shell International Finance BV	4.375%	5/11/45	500	454
	Shell International Finance BV	3.750%	9/12/46	550	450
	Shell International Finance BV	3.125%	11/7/49	1,300	937
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	161	169
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	50	52
	Suncor Energy Inc.	6.500%	6/15/38	855	956
	Suncor Energy Inc.	3.750%	3/4/51	1,168	882
[8]	Sunoco LP	7.000%	9/15/28	255	265
[8]	Tallgrass Energy Partners LP	7.375%	2/15/29	195	197
[8]	Tallgrass Energy Partners LP	6.000%	12/31/30	175	166
	Targa Resources Corp.	5.200%	7/1/27	2,470	2,526
	Targa Resources Corp.	6.150%	3/1/29	8,675	9,244
	Targa Resources Corp.	6.125%	3/15/33	3,250	3,490
	Targa Resources Corp.	6.500%	3/30/34	8,360	9,247
	Targa Resources Partners LP	5.000%	1/15/28	1,500	1,501
	Targa Resources Partners LP	6.875%	1/15/29	655	671
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,489
	TotalEnergies Capital SA	5.275%	9/10/54	7,350	7,367
[5,11]	TotalEnergies SE	2.000%	Perpetual	900	958
	TransCanada PipeLines Ltd.	4.250%	5/15/28	700	698
	TransCanada PipeLines Ltd.	4.100%	4/15/30	11,480	11,290
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	989
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	74
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	731
[8]	Transocean Inc.	8.250%	5/15/29	50	50
[8]	Transocean Inc.	8.750%	2/15/30	157	164
[8]	Transocean Inc.	8.500%	5/15/31	210	209
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/28	45	46
[8]	Valaris Ltd.	8.375%	4/30/30	220	227
	Valero Energy Corp.	3.650%	12/1/51	2,000	1,457
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	449
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	85	89
[8]	Venture Global LNG Inc.	8.125%	6/1/28	75	78
[8]	Venture Global LNG Inc.	9.500%	2/1/29	400	450
[8]	Venture Global LNG Inc.	7.000%	1/15/30	60	62
[8]	Venture Global LNG Inc.	8.375%	6/1/31	35	37
[8]	Venture Global LNG Inc.	9.875%	2/1/32	235	261
[8]	Viper Energy Inc.	7.375%	11/1/31	105	111
[8]	Vital Energy Inc.	7.750%	7/31/29	70	70
[8]	Vital Energy Inc.	7.875%	4/15/32	115	111
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,187
	Western Midstream Operating LP	4.750%	8/15/28	2,614	2,612
	Williams Cos. Inc.	5.150%	3/15/34	4,005	4,050
	Williams Cos. Inc.	6.300%	4/15/40	200	218
	Williams Cos. Inc.	5.100%	9/15/45	535	510
[8]	Yinson Boronia Production BV	8.947%	7/31/42	3,980	4,254
					320,986
Financials (11.3%)
[5,11]	ABN AMRO Bank NV	5.125%	2/22/33	2,200	2,555
[5,11]	ABN AMRO Bank NV	5.500%	9/21/33	1,500	1,769
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	14,270	14,861
13

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	6.100%	1/15/27	20,760	21,513
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	2,265
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	105	106
[8]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	50	51
[5,11]	Allianz SE	4.597%	9/7/38	1,200	1,384
	Allstate Corp.	5.250%	3/30/33	2,457	2,562
	American Express Co.	5.850%	11/5/27	4,100	4,306
	American Express Co.	5.098%	2/16/28	8,780	8,948
	American Express Co.	5.915%	4/25/35	5,386	5,750
	American Express Co.	5.284%	7/26/35	27,071	28,190
[8]	AmWINS Group Inc.	6.375%	2/15/29	165	169
[8]	AmWINS Group Inc.	4.875%	6/30/29	40	38
	Aon Global Ltd.	4.600%	6/14/44	478	438
	Aon Global Ltd.	4.750%	5/15/45	505	473
	Aon North America Inc.	5.150%	3/1/29	14,080	14,543
	Aon North America Inc.	5.750%	3/1/54	11,280	11,941
	Apollo Global Management Inc.	5.800%	5/21/54	16,119	17,174
	Ares Capital Corp.	5.875%	3/1/29	4,370	4,475
	Ares Capital Corp.	5.950%	7/15/29	6,840	7,023
[5,11]	Argenta Spaarbank NV	1.000%	1/29/27	2,800	2,962
	Assurant Inc.	4.900%	3/27/28	591	596
	Athene Holding Ltd.	6.250%	4/1/54	7,860	8,360
[8]	Australia & New Zealand Banking Group Ltd.	5.204%	9/30/35	5,480	5,465
[5,10]	Aviva plc	6.875%	5/20/58	1,200	1,665
[8]	Banco de Credito del Peru S.A.	5.800%	3/10/35	6,000	5,999
	Banco Santander SA	5.147%	8/18/25	5,000	5,014
	Banco Santander SA	6.527%	11/7/27	4,800	5,010
[5]	Banco Santander SA	5.365%	7/15/28	9,200	9,415
	Banco Santander SA	5.588%	8/8/28	3,000	3,125
	Banco Santander SA	6.607%	11/7/28	2,000	2,169
	Banco Santander SA	6.921%	8/8/33	2,000	2,211
	Bank of America Corp.	5.933%	9/15/27	17,000	17,506
[5]	Bank of America Corp.	3.705%	4/24/28	244	240
[5]	Bank of America Corp.	3.970%	3/5/29	3,495	3,454
	Bank of America Corp.	5.202%	4/25/29	4,840	4,976
[5]	Bank of America Corp.	2.087%	6/14/29	8,590	7,931
	Bank of America Corp.	2.299%	7/21/32	3,000	2,597
[5]	Bank of America Corp.	2.972%	2/4/33	9,430	8,448
	Bank of America Corp.	4.571%	4/27/33	5,500	5,468
[5]	Bank of America Corp.	4.078%	4/23/40	5,429	4,956
[5]	Bank of America Corp.	2.676%	6/19/41	1,700	1,279
	Bank of America Corp.	3.311%	4/22/42	400	325
[5]	Bank of America Corp.	4.875%	4/1/44	1,000	1,000
[5]	Bank of America Corp.	3.946%	1/23/49	1,000	853
[5]	Bank of America Corp.	4.083%	3/20/51	2,000	1,737
	Bank of America NA	5.526%	8/18/26	15,900	16,324
	Bank of New York Mellon Corp.	4.947%	4/26/27	14,100	14,235
	Bank of New York Mellon Corp.	5.060%	7/22/32	7,460	7,722
[5]	Bank of New York Mellon Corp.	6.474%	10/25/34	4,670	5,276
[5]	Bank of New York Mellon Corp.	5.188%	3/14/35	8,630	8,961
	Bank of Nova Scotia	4.750%	2/2/26	7,200	7,247
	Barclays plc	5.304%	8/9/26	3,400	3,412
	Barclays plc	5.674%	3/12/28	15,460	15,881
	Barclays plc	4.837%	9/10/28	8,200	8,271
	Barclays plc	7.385%	11/2/28	2,000	2,160
[10]	Barclays plc	3.750%	11/22/30	3,100	4,053
	Barclays plc	7.437%	11/2/33	3,556	4,106
	Barclays plc	7.119%	6/27/34	7,870	8,765
	BlackRock Funding Inc.	5.350%	1/8/55	21,190	22,272
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	10,854	11,494
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	1,000	1,054
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	4,300	4,356
[11]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	800	878
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	500	492
	Blue Owl Capital Corp.	5.950%	3/15/29	4,590	4,687
[5,11]	BNP Paribas SA	4.095%	2/13/34	1,300	1,500
[10]	BPCE SA	2.500%	11/30/32	6,100	7,382
	Brown & Brown Inc.	5.650%	6/11/34	7,170	7,519
	Capital One Financial Corp.	3.750%	7/28/26	4,750	4,685
	Capital One Financial Corp.	3.750%	3/9/27	1,000	987
14

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	7.149%	10/29/27	10,045	10,587
	Capital One Financial Corp.	5.468%	2/1/29	1,060	1,087
	Capital One Financial Corp.	5.700%	2/1/30	5,550	5,751
	Capital One Financial Corp.	3.273%	3/1/30	5,000	4,701
	Capital One Financial Corp.	5.884%	7/26/35	28,127	29,433
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,386
	Charles Schwab Corp.	6.136%	8/24/34	16,597	18,146
	Chubb INA Holdings LLC	1.375%	9/15/30	1,582	1,356
	Chubb INA Holdings LLC	4.350%	11/3/45	1,710	1,578
[5]	Citibank NA	5.570%	4/30/34	13,317	14,205
	Citigroup Inc.	3.200%	10/21/26	1,524	1,492
	Citigroup Inc.	4.450%	9/29/27	1,907	1,909
[5]	Citigroup Inc.	4.075%	4/23/29	2,243	2,221
	Citigroup Inc.	4.542%	9/19/30	28,220	28,257
	Citigroup Inc.	6.174%	5/25/34	1,400	1,494
[5]	Citigroup Inc.	3.878%	1/24/39	1,500	1,339
	Citigroup Inc.	4.650%	7/30/45	2,316	2,192
	Citigroup Inc.	4.650%	7/23/48	1,000	944
	Corebridge Financial Inc.	3.500%	4/4/25	1,800	1,786
	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,916
	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,260
	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,999
	Corebridge Financial Inc.	4.400%	4/5/52	3,630	3,105
[11]	Credit Agricole Assurances SA	2.625%	1/29/48	800	857
[8]	Credit Agricole SA	4.631%	9/11/28	3,940	3,957
[5,11]	Credit Agricole SA	0.500%	9/21/29	4,500	4,519
[11]	Crelan SA	5.250%	1/23/32	3,500	4,181
[8]	Danske Bank A/S	5.427%	3/1/28	3,220	3,300
[5,11]	Danske Bank A/S	1.000%	5/15/31	9,700	10,425
	Deutsche Bank AG	5.706%	2/8/28	3,540	3,616
	Deutsche Bank AG	6.720%	1/18/29	1,000	1,058
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,075
	Deutsche Bank AG	4.999%	9/11/30	8,610	8,659
[5,11]	Deutsche Bank AG	5.625%	5/19/31	1,500	1,707
[5,11]	Deutsche Bank AG	4.000%	6/24/32	2,200	2,444
	Deutsche Bank AG	7.079%	2/10/34	2,000	2,157
	Equitable Holdings Inc.	5.000%	4/20/48	197	188
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,091
	Fifth Third Bancorp	1.707%	11/1/27	1,000	946
	Fifth Third Bancorp	3.950%	3/14/28	8,025	7,932
	Fifth Third Bancorp	6.339%	7/27/29	17,515	18,613
	Fifth Third Bancorp	4.895%	9/6/30	8,310	8,410
	Fifth Third Bancorp	5.631%	1/29/32	2,400	2,506
[8]	Focus Financial Partners LLC	6.750%	9/15/31	105	106
	Gaci First Investment Co.	5.000%	1/29/29	3,800	3,859
	GATX Corp.	3.250%	9/15/26	2,139	2,092
	GATX Corp.	4.550%	11/7/28	464	467
	GATX Corp.	4.700%	4/1/29	1,088	1,097
[8]	GGAM Finance Ltd.	8.000%	2/15/27	130	136
[8]	GGAM Finance Ltd.	8.000%	6/15/28	95	102
[8]	Global Atlantic Fin Co.	7.950%	6/15/33	11,950	13,648
[8]	Global Atlantic Fin Co.	6.750%	3/15/54	6,530	6,940
	Goldman Sachs Group Inc.	6.750%	10/1/37	5,000	5,756
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,128	4,833
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,193
[5]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,480	3,396
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,180	2,115
[11]	Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	2,100	1,956
[11]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	500	568
[8]	Howden UK Refinance plc	7.250%	2/15/31	75	78
[8]	Howden UK Refinance plc	8.125%	2/15/32	95	98
[5]	HSBC Holdings plc	2.099%	6/4/26	3,967	3,891
	HSBC Holdings plc	5.887%	8/14/27	17,845	18,334
[5]	HSBC Holdings plc	4.041%	3/13/28	652	645
[5]	HSBC Holdings plc	4.583%	6/19/29	348	348
[5]	HSBC Holdings plc	3.973%	5/22/30	248	242
[5,11]	HSBC Holdings plc	4.787%	3/10/32	1,700	2,041
[11]	HSBC Holdings plc	6.364%	11/16/32	4,900	5,884
	HSBC Holdings plc	6.332%	3/9/44	2,000	2,259
[8]	HUB International Ltd.	7.250%	6/15/30	45	47
15

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	HUB International Ltd.	7.375%	1/31/32	45	46
	Huntington Bancshares Inc.	6.208%	8/21/29	10,500	11,107
	Huntington Bancshares Inc.	5.023%	5/17/33	4,700	4,662
	Huntington Bancshares Inc.	5.709%	2/2/35	9,540	9,940
[11]	ING Groep NV	1.000%	11/13/30	3,500	3,774
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,596
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,000	668
	Intercontinental Exchange Inc.	5.200%	6/15/62	350	357
[5,10]	Intesa Sanpaolo SpA	6.625%	5/31/33	2,100	3,006
	Invesco Finance plc	5.375%	11/30/43	590	591
[11]	JAB Holdings BV	5.000%	6/12/33	2,000	2,416
	JPMorgan Chase & Co.	1.578%	4/22/27	2,000	1,917
	JPMorgan Chase & Co.	4.323%	4/26/28	2,000	2,004
	JPMorgan Chase & Co.	2.069%	6/1/29	9,210	8,521
	JPMorgan Chase & Co.	6.087%	10/23/29	5,300	5,646
	JPMorgan Chase & Co.	5.294%	7/22/35	2,000	2,086
	JPMorgan Chase & Co.	6.400%	5/15/38	3,000	3,537
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	1,304	1,191
	JPMorgan Chase & Co.	5.500%	10/15/40	950	1,017
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	5,930	4,777
	JPMorgan Chase & Co.	5.600%	7/15/41	1,341	1,458
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	1,934
	JPMorgan Chase & Co.	3.157%	4/22/42	3,510	2,815
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	660	570
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	2,659
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,351
	JPMorgan Chase Bank NA	5.110%	12/8/26	13,910	14,218
	M&T Bank Corp.	7.413%	10/30/29	9,738	10,665
	M&T Bank Corp.	6.082%	3/13/32	16,520	17,470
[8]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	170	177
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,740	6,733
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,887	3,777
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	5,290	5,316
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,000	1,917
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	4,000	4,298
[5]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	7,600	7,358
	MetLife Inc.	4.875%	11/13/43	2,000	1,965
	MetLife Inc.	5.000%	7/15/52	2,000	1,978
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	4,200	4,345
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	6,920	7,276
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	461
[5]	Morgan Stanley	3.875%	1/27/26	707	704
	Morgan Stanley	3.625%	1/20/27	573	568
	Morgan Stanley	3.950%	4/23/27	3,307	3,273
	Morgan Stanley	2.475%	1/21/28	3,500	3,360
[5]	Morgan Stanley	5.652%	4/13/28	10,920	11,275
[5]	Morgan Stanley	3.591%	7/22/28	6,241	6,113
	Morgan Stanley	5.123%	2/1/29	3,150	3,228
	Morgan Stanley	4.889%	7/20/33	2,000	2,025
	Morgan Stanley	6.627%	11/1/34	4,000	4,527
	Morgan Stanley	5.320%	7/19/35	4,330	4,499
	Morgan Stanley	5.948%	1/19/38	8,690	9,118
[5]	Morgan Stanley	3.971%	7/22/38	1,000	908
	Morgan Stanley	6.375%	7/24/42	1,740	2,053
[5]	Morgan Stanley	2.802%	1/25/52	1,215	839
[5]	Morgan Stanley Bank NA	4.754%	4/21/26	11,923	12,033
[5]	Morgan Stanley Bank NA	4.952%	1/14/28	10,650	10,807
	Nasdaq Inc.	5.350%	6/28/28	10,000	10,380
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,190
	Nasdaq Inc.	3.950%	3/7/52	665	535
	Nasdaq Inc.	5.950%	8/15/53	5,000	5,445
[8]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	110	112
[8]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	73	70
[8]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	87	91
[5,11]	Nationwide Building Society	3.828%	7/24/32	6,400	7,301
	NatWest Group plc	5.583%	3/1/28	5,640	5,785
[5]	NatWest Group plc	3.073%	5/22/28	1,175	1,135
[5]	NatWest Group plc	4.892%	5/18/29	3,400	3,435
	Navient Corp.	4.875%	3/15/28	20	19
	Navient Corp.	9.375%	7/25/30	80	89
16

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,11]	NIBC Bank NV	6.000%	11/16/28	4,200	5,124
	Nomura Holdings Inc.	5.594%	7/2/27	9,658	9,936
	Nomura Holdings Inc.	5.783%	7/3/34	16,799	17,653
	OneMain Finance Corp.	3.500%	1/15/27	305	291
	OneMain Finance Corp.	7.125%	11/15/31	160	162
[8]	Panther Escrow Issuer LLC	7.125%	6/1/31	120	126
[8]	Penske Truck Leasing Co. LP	4.000%	7/15/25	2,730	2,713
[8]	Penske Truck Leasing Co. LP	5.350%	1/12/27	4,190	4,270
	PNC Financial Services Group Inc.	5.492%	5/14/30	18,950	19,801
	PNC Financial Services Group Inc.	5.939%	8/18/34	3,840	4,139
	PNC Financial Services Group Inc.	6.875%	10/20/34	7,500	8,591
	PNC Financial Services Group Inc.	5.676%	1/22/35	8,615	9,137
	Progressive Corp.	2.500%	3/15/27	1,800	1,736
[8]	Protective Life Corp.	4.300%	9/30/28	85	85
[5]	Prudential Financial Inc.	3.000%	3/10/40	3,000	2,378
	Prudential Financial Inc.	3.935%	12/7/49	2,530	2,090
[5]	Prudential Financial Inc.	4.350%	2/25/50	500	444
[5]	Prudential Financial Inc.	3.700%	3/13/51	1,000	791
	Prudential Financial Inc.	6.500%	3/15/54	3,550	3,810
[5,11]	Raiffeisen Bank International AG	4.625%	8/21/29	500	572
[5,11]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	5,200	6,153
	Regions Financial Corp.	5.722%	6/6/30	15,410	15,965
	Regions Financial Corp.	5.502%	9/6/35	12,410	12,628
[10]	Rothesay Life plc	8.000%	10/30/25	1,189	1,624
[10]	Rothesay Life plc	3.375%	7/12/26	1,942	2,519
[5,10]	Rothesay Life plc	7.734%	5/16/33	300	433
[5]	Royal Bank of Canada	4.875%	1/19/27	14,300	14,568
[5]	Royal Bank of Canada	6.000%	11/1/27	11,900	12,557
[8]	Ryan Specialty LLC	5.875%	8/1/32	40	41
[8]	Shift4 Payments LLC	6.750%	8/15/32	40	42
[5,11]	Societe Generale SA	1.000%	11/24/30	1,500	1,612
	State Street Corp.	5.820%	11/4/28	892	938
	State Street Corp.	4.530%	2/20/29	5,100	5,148
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	288
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	10,050	10,323
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	415
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	197
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,500	6,737
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	20,219	21,036
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	8,197	8,827
[5,11]	Swedbank AB	3.625%	8/23/32	6,300	7,054
	Synovus Bank	5.625%	2/15/28	2,000	2,010
[5]	Toronto-Dominion Bank	5.532%	7/17/26	4,343	4,454
	Toronto-Dominion Bank	5.156%	1/10/28	3,500	3,605
[5,10]	UBS AG	1.125%	12/15/25	2,000	2,557
	UBS AG	7.500%	2/15/28	1,500	1,647
	UBS AG	5.650%	9/11/28	2	2
[8]	UBS Group AG	6.327%	12/22/27	12,060	12,538
[8]	UBS Group AG	4.282%	1/9/28	15,440	15,319
[8]	UBS Group AG	4.253%	3/23/28	3,370	3,338
[8]	UBS Group AG	5.617%	9/13/30	7,370	7,699
[8]	UBS Group AG	3.091%	5/14/32	5,980	5,385
[8]	UBS Group AG	5.379%	9/6/45	28,450	29,110
[5]	US Bancorp	3.900%	4/26/28	300	297
[5]	US Bancorp	4.548%	7/22/28	6,498	6,546
	US Bancorp	5.775%	6/12/29	21,830	22,874
[11]	US Bancorp	4.009%	5/21/32	5,400	6,179
	US Bancorp	5.850%	10/21/33	1,000	1,066
	US Bancorp	5.836%	6/12/34	6,120	6,531
[8]	USI Inc.	7.500%	1/15/32	60	62
	Wells Fargo & Co.	3.000%	4/22/26	504	495
	Wells Fargo & Co.	3.000%	10/23/26	545	533
[5]	Wells Fargo & Co.	3.196%	6/17/27	200	196
[5]	Wells Fargo & Co.	3.584%	5/22/28	4,354	4,270
[5]	Wells Fargo & Co.	2.393%	6/2/28	8,410	7,996
	Wells Fargo & Co.	6.303%	10/23/29	9,680	10,351
[5]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,169
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,563
[5]	Wells Fargo & Co.	4.400%	6/14/46	750	655
[5]	Wells Fargo & Co.	5.013%	4/4/51	450	441
17

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo & Co.	4.611%	4/25/53	750	695
	Wells Fargo Bank NA	4.811%	1/15/26	14,310	14,418
[5]	Wells Fargo Bank NA	5.450%	8/7/26	11,700	11,980
[5]	Wells Fargo Bank NA	6.600%	1/15/38	400	462
	Westpac Banking Corp.	2.963%	11/16/40	1,175	887
	Willis North America Inc.	3.875%	9/15/49	680	533
					1,440,264
Health Care (1.9%)
	AbbVie Inc.	4.800%	3/15/27	26,685	27,200
	AbbVie Inc.	4.800%	3/15/29	29,210	30,055
	AbbVie Inc.	3.200%	11/21/29	313	299
	AbbVie Inc.	4.050%	11/21/39	8,632	7,973
	AbbVie Inc.	4.875%	11/14/48	2,395	2,356
	AbbVie Inc.	4.250%	11/21/49	725	649
	AbbVie Inc.	5.500%	3/15/64	3,000	3,202
	Agilent Technologies Inc.	4.750%	9/9/34	4,815	4,805
[5]	Allina Health System	3.887%	4/15/49	1,135	942
	Amgen Inc.	2.200%	2/21/27	2,609	2,498
	Amgen Inc.	3.150%	2/21/40	2,250	1,794
	Amgen Inc.	4.950%	10/1/41	8,375	8,179
	Amgen Inc.	5.750%	3/2/63	1,740	1,835
[8]	Bausch + Lomb Corp.	8.375%	10/1/28	89	94
[11]	Bayer AG	0.625%	7/12/31	600	550
	Becton Dickinson & Co.	4.693%	2/13/28	2,200	2,227
[11]	Becton Dickinson & Co.	3.519%	2/8/31	4,600	5,200
	Becton Dickinson & Co.	4.669%	6/6/47	300	279
[11]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	2,100	2,421
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,456
	Bristol-Myers Squibb Co.	3.400%	7/26/29	666	647
	Bristol-Myers Squibb Co.	4.550%	2/20/48	680	626
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	395
	Bristol-Myers Squibb Co.	5.650%	2/22/64	12,790	13,556
[8]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	250	246
[8]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	655	644
	Cencora Inc.	4.300%	12/15/47	3,400	3,008
	Centene Corp.	2.450%	7/15/28	2,990	2,754
	Centene Corp.	3.000%	10/15/30	3	2
	Centene Corp.	2.625%	8/1/31	1,290	1,106
[5]	CHRISTUS Health	4.341%	7/1/28	200	200
	Cigna Group	1.250%	3/15/26	624	597
	Cigna Group	4.800%	8/15/38	1,730	1,684
	Cigna Group	3.400%	3/15/50	1,550	1,139
[5]	City of Hope	4.378%	8/15/48	80	69
	CommonSpirit Health	2.760%	10/1/24	615	615
[8]	Community Health Systems Inc.	10.875%	1/15/32	135	149
	CVS Health Corp.	3.250%	8/15/29	20	19
	CVS Health Corp.	4.780%	3/25/38	21,147	19,968
	CVS Health Corp.	2.700%	8/21/40	1,300	923
[8]	DaVita Inc.	3.750%	2/15/31	165	149
[8]	DaVita Inc.	6.875%	9/1/32	175	181
	DH Europe Finance II Sarl	2.600%	11/15/29	500	466
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	870
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,957
	Elevance Health Inc.	5.150%	6/15/29	4,745	4,921
	Elevance Health Inc.	3.125%	5/15/50	1,000	708
	Elevance Health Inc.	6.100%	10/15/52	2,085	2,313
[8]	Endo Finance Holdings Inc.	8.500%	4/15/31	140	150
[5,11]	Fresenius Finance Ireland plc	0.875%	10/1/31	2,100	1,966
	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,375	5,433
	GE HealthCare Technologies Inc.	4.800%	8/14/29	3,365	3,428
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,425	1,666
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,455
	HCA Inc.	5.250%	6/15/26	757	762
	HCA Inc.	5.450%	4/1/31	10,150	10,573
	HCA Inc.	4.625%	3/15/52	2,595	2,252
	HCA Inc.	6.000%	4/1/54	3,680	3,890
[8]	LifePoint Health Inc.	11.000%	10/15/30	85	96
[8]	Medline Borrower LP	3.875%	4/1/29	108	102
[8]	Medline Borrower LP	6.250%	4/1/29	75	77
18

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Medline Borrower LP	5.250%	10/1/29	75	74
[11]	Medtronic Global Holdings SCA	2.250%	3/7/39	400	378
	Medtronic Inc.	4.625%	3/15/45	305	293
	Merck & Co. Inc.	5.150%	5/17/63	4,260	4,347
[5]	Mount Sinai Hospital	3.737%	7/1/49	1,200	823
[11]	MSD Netherlands Capital BV	3.700%	5/30/44	2,000	2,245
[11]	MSD Netherlands Capital BV	3.750%	5/30/54	1,300	1,434
[8]	Organon & Co.	4.125%	4/30/28	243	234
[8]	Organon & Co.	5.125%	4/30/31	25	24
[8]	Organon & Co.	6.750%	5/15/34	75	77
[8]	Organon & Co.	7.875%	5/15/34	25	26
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7,060	7,177
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	4,920	5,048
	Quest Diagnostics Inc.	4.200%	6/30/29	3,006	2,989
	Revvity Inc.	3.300%	9/15/29	4,278	4,040
[8]	Star Parent Inc.	9.000%	10/1/30	130	140
[11]	Stryker Corp.	3.375%	9/11/32	1,300	1,459
	Stryker Corp.	4.625%	9/11/34	2,190	2,199
[11]	Stryker Corp.	3.625%	9/11/36	1,100	1,226
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	220
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	255
	Tenet Healthcare Corp.	4.250%	6/1/29	118	114
	Tenet Healthcare Corp.	6.750%	5/15/31	245	256
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	120	119
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	130	144
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	180	206
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	59	44
	UnitedHealth Group Inc.	3.700%	5/15/27	310	309
	UnitedHealth Group Inc.	5.250%	2/15/28	1,150	1,196
	UnitedHealth Group Inc.	3.875%	12/15/28	95	94
	UnitedHealth Group Inc.	2.750%	5/15/40	850	651
	UnitedHealth Group Inc.	6.050%	2/15/63	2,855	3,224
	Utah Acquisition Sub Inc.	3.950%	6/15/26	121	120
	Zoetis Inc.	5.400%	11/14/25	6,220	6,279
	Zoetis Inc.	4.700%	2/1/43	1,820	1,735
					245,975
Industrials (2.6%)
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	92
[8]	Air Canada	3.875%	8/15/26	390	380
[5,11]	Airbus SE	2.375%	6/9/40	500	478
	Allegion plc	3.500%	10/1/29	3,694	3,522
[8]	Allison Transmission Inc.	4.750%	10/1/27	200	197
[8]	American Airlines Inc.	5.500%	4/20/26	265	265
[8]	American Airlines Inc.	7.250%	2/15/28	103	105
[8]	American Airlines Inc.	5.750%	4/20/29	933	932
[8]	American Airlines Inc.	8.500%	5/15/29	98	104
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	110	106
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	115	108
[8]	Arcosa Inc.	6.875%	8/15/32	40	42
[5,12]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	3,900	2,514
[11]	Ayvens SA	4.000%	1/24/31	2,400	2,729
	Boeing Co.	2.750%	2/1/26	2,330	2,262
[8]	Boeing Co.	6.298%	5/1/29	590	621
	Boeing Co.	5.150%	5/1/30	3,745	3,753
	Boeing Co.	3.625%	2/1/31	916	839
[8]	Boeing Co.	6.388%	5/1/31	15,121	16,078
[8]	Boeing Co.	6.528%	5/1/34	15,727	16,873
	Boeing Co.	5.705%	5/1/40	1,650	1,611
[8]	Boeing Co.	6.858%	5/1/54	6,070	6,657
	Boeing Co.	5.930%	5/1/60	3,510	3,369
[8]	Boeing Co.	7.008%	5/1/64	2,800	3,085
[8]	Bombardier Inc.	7.250%	7/1/31	90	95
[8]	Bombardier Inc.	7.000%	6/1/32	90	94
[11]	Bouygues SA	5.375%	6/30/42	200	260
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,800	7,434
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	992
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,095
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	4,920	5,307
	Canadian Pacific Railway Co.	4.800%	8/1/45	3,540	3,392
19

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Chart Industries Inc.	7.500%	1/1/30	60	63
[8]	Chart Industries Inc.	9.500%	1/1/31	40	44
	CSX Corp.	4.750%	11/15/48	2,000	1,925
	CSX Corp.	3.800%	4/15/50	900	742
	CSX Corp.	4.250%	11/1/66	4,000	3,385
[8]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,650	1,709
[8]	Delta Air Lines Inc.	4.750%	10/20/28	20,587	20,553
	Delta Air Lines Inc.	3.750%	10/28/29	228	215
[5,11]	Deutsche Lufthansa AG	2.875%	5/16/27	2,000	2,202
[5,11]	easyJet plc	3.750%	3/20/31	825	925
[8]	ERAC USA Finance LLC	7.000%	10/15/37	16,747	19,950
[8]	Gates Corp.	6.875%	7/1/29	85	88
	General Dynamics Corp.	4.250%	4/1/40	1,720	1,610
[5,11]	General Electric Co.	4.125%	9/19/35	1,400	1,643
[8]	Genesee & Wyoming Inc.	6.250%	4/15/32	180	185
[8]	Hawaiian Brand Intellectual Property Ltd.	11.000%	4/15/29	185	186
[8]	Herc Holdings Inc.	6.625%	6/15/29	100	104
	Honeywell International Inc.	4.750%	2/1/32	19,000	19,551
	Honeywell International Inc.	5.350%	3/1/64	10,337	10,915
	Ingersoll Rand Inc.	5.197%	6/15/27	900	922
	Ingersoll Rand Inc.	5.176%	6/15/29	550	569
	Ingersoll Rand Inc.	5.314%	6/15/31	1,000	1,046
[11]	International Consolidated Airlines Group SA	3.750%	3/25/29	1,700	1,911
[8]	JetBlue Airways Corp.	9.875%	9/20/31	145	153
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,177
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	2,252
	Lockheed Martin Corp.	5.200%	2/15/64	14,800	15,311
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	34,065	34,490
[5,11]	Motability Operations Group plc	3.500%	7/17/31	3,100	3,500
[5,11]	Motability Operations Group plc	3.875%	1/24/34	800	916
	Norfolk Southern Corp.	5.950%	3/15/64	4,250	4,709
	Northrop Grumman Corp.	5.150%	5/1/40	2,000	2,032
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,368
	Northrop Grumman Corp.	5.200%	6/1/54	19,410	19,767
	Parker-Hannifin Corp.	3.250%	6/14/29	23,540	22,604
[5,12]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	6,416
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	140	134
	RTX Corp.	6.050%	6/1/36	2,879	3,193
	RTX Corp.	4.875%	10/15/40	8,738	8,558
	RTX Corp.	4.050%	5/4/47	2,000	1,702
	RTX Corp.	5.375%	2/27/53	3,540	3,639
[5]	Ryder System Inc.	5.300%	3/15/27	2,740	2,804
[5,11]	Schneider Electric SE	3.250%	6/12/28	1,000	1,133
	Southwest Airlines Co.	5.250%	5/4/25	938	939
	Southwest Airlines Co.	2.625%	2/10/30	2,250	2,037
[8]	Spirit AeroSystems Inc.	9.375%	11/30/29	153	166
[8]	Spirit AeroSystems Inc.	9.750%	11/15/30	175	195
[7,8]	Terex Corp.	6.250%	10/15/32	71	71
[11]	Timken Co.	4.125%	5/23/34	1,900	2,097
[8]	TopBuild Corp.	3.625%	3/15/29	110	102
[8]	TopBuild Corp.	4.125%	2/15/32	310	286
[8]	TransDigm Inc.	6.750%	8/15/28	120	124
[8]	TransDigm Inc.	6.375%	3/1/29	269	277
[8]	TransDigm Inc.	6.875%	12/15/30	225	236
[8]	TransDigm Inc.	7.125%	12/1/31	235	249
[8]	TransDigm Inc.	6.625%	3/1/32	9	9
[8]	TransDigm Inc.	6.000%	1/15/33	145	147
[5,10]	Traton Finance Luxembourg SA	5.625%	1/16/29	1,000	1,341
[8]	Triumph Group Inc.	9.000%	3/15/28	143	150
	Union Pacific Corp.	3.250%	2/5/50	33	25
	Union Pacific Corp.	3.839%	3/20/60	1,000	802
[8]	United Airlines Inc.	4.375%	4/15/26	438	431
[8]	United Airlines Inc.	4.625%	4/15/29	989	956
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	609	621
[8]	Watco Cos. LLC	7.125%	8/1/32	45	47
[8]	WESCO Distribution Inc.	6.375%	3/15/29	180	186
[8]	WESCO Distribution Inc.	6.625%	3/15/32	145	151
					323,337
20

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Materials (0.9%)
[8]	Anglo American Capital plc	4.500%	3/15/28	1,691	1,686
[5]	Antofagasta plc	2.375%	10/14/30	10,662	9,208
[8]	Antofagasta plc	6.250%	5/2/34	1,365	1,454
[8]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	20	20
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	310	277
[8]	Arsenal AIC Parent LLC	8.000%	10/1/30	60	64
[8]	Avient Corp.	6.250%	11/1/31	40	41
[8]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	55	59
	Ball Corp.	2.875%	8/15/30	291	259
	Ball Corp.	3.125%	9/15/31	300	266
[8]	Big River Steel LLC	6.625%	1/31/29	354	359
[5]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,360	1,212
[8]	Braskem Netherlands Finance BV	8.500%	1/12/31	7,030	7,446
[8]	Canpack SA	3.875%	11/15/29	885	824
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	1,164	1,130
[8]	Chemours Co.	4.625%	11/15/29	865	774
[8]	Cleveland-Cliffs Inc.	7.000%	3/15/32	315	318
	Dow Chemical Co.	5.600%	2/15/54	9,935	10,253
	Eastman Chemical Co.	4.500%	12/1/28	2,138	2,150
[8]	Element Solutions Inc.	3.875%	9/1/28	328	312
	FMC Corp.	5.150%	5/18/26	4,605	4,650
	FMC Corp.	4.500%	10/1/49	135	112
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	620
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	151
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	197
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	790	782
[8]	Kaiser Aluminum Corp.	4.625%	3/1/28	205	198
	Linde Inc.	2.000%	8/10/50	1,000	586
	LYB International Finance III LLC	3.375%	10/1/40	2,600	2,054
[8]	NOVA Chemicals Corp.	8.500%	11/15/28	45	48
[8]	NOVA Chemicals Corp.	9.000%	2/15/30	85	92
[8]	Novelis Corp.	4.750%	1/30/30	357	346
[8]	Novelis Corp.	3.875%	8/15/31	333	304
	Nucor Corp.	3.850%	4/1/52	1,500	1,217
	Nutrien Ltd.	5.950%	11/7/25	1,795	1,823
	Nutrien Ltd.	5.400%	6/21/34	13,578	14,056
	Nutrien Ltd.	5.800%	3/27/53	2,345	2,483
[8]	Olympus Water US Holding Corp.	4.250%	10/1/28	30	29
[8]	Olympus Water US Holding Corp.	9.750%	11/15/28	480	513
[8]	Olympus Water US Holding Corp.	7.250%	6/15/31	65	68
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	118	121
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	125	128
[8]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	290	278
[8]	Sealed Air Corp.	6.125%	2/1/28	40	41
[8]	Sealed Air Corp.	5.000%	4/15/29	115	113
[8]	Sealed Air Corp.	7.250%	2/15/31	85	90
[5]	Sherwin-Williams Co.	4.550%	3/1/28	13,860	14,031
	Sherwin-Williams Co.	4.500%	6/1/47	310	283
[8]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	6,425	6,877
[8]	SNF Group SACA	3.125%	3/15/27	155	147
[8]	SNF Group SACA	3.375%	3/15/30	425	383
	Southern Copper Corp.	3.875%	4/23/25	9,655	9,579
[8]	Summit Materials LLC	7.250%	1/15/31	55	58
[8]	WR Grace Holdings LLC	5.625%	8/15/29	70	66
[8]	WR Grace Holdings LLC	7.375%	3/1/31	55	58
	WRKCo Inc.	3.375%	9/15/27	3,761	3,664
	WRKCo Inc.	4.000%	3/15/28	2,145	2,119
[8]	Yara International ASA	4.750%	6/1/28	1,545	1,539
					108,016
Real Estate (0.6%)
	Agree LP	2.000%	6/15/28	1,120	1,024
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	6,550	6,700
	American Tower Corp.	3.650%	3/15/27	4,000	3,939
	American Tower Corp.	3.700%	10/15/49	1,500	1,166
[5,11]	Aroundtown SA	0.000%	7/16/26	1,100	1,145
[5,11]	Aroundtown SA	1.625%	1/31/28	200	205
[5,11]	Aroundtown SA	1.450%	7/9/28	900	906
[5,11]	Aroundtown SA	4.800%	7/16/29	1,700	1,912
21

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,10]	Aroundtown SA	3.625%	4/10/31	100	113
	Crown Castle Inc.	4.450%	2/15/26	310	310
	Crown Castle Inc.	4.750%	5/15/47	700	636
	Crown Castle Inc.	5.200%	2/15/49	200	192
[11]	Digital Dutch Finco BV	1.250%	2/1/31	1,800	1,734
[11]	Digital Dutch Finco BV	1.000%	1/15/32	2,200	2,033
	Digital Realty Trust LP	3.600%	7/1/29	200	193
	ERP Operating LP	4.500%	7/1/44	3,385	3,117
	Essex Portfolio LP	4.500%	3/15/48	920	810
	Extra Space Storage LP	5.900%	1/15/31	5,440	5,773
	Extra Space Storage LP	2.400%	10/15/31	2,070	1,781
	Healthcare Realty Holdings LP	3.875%	5/1/25	775	767
[5,11]	Heimstaden Bostad AB	1.125%	1/21/26	3,500	3,722
	Highwoods Realty LP	7.650%	2/1/34	7,143	8,204
	Kilroy Realty LP	4.750%	12/15/28	3,452	3,427
	Kimco Realty OP LLC	4.250%	4/1/45	2,180	1,872
	Kimco Realty OP LLC	3.700%	10/1/49	1,660	1,286
[8]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	420	410
[8]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	215	228
	MPT Operating Partnership LP	3.500%	3/15/31	575	420
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	201
[8]	Park Intermediate Holdings LLC	7.000%	2/1/30	85	88
[7,8]	Pebblebrook Hotel LP	6.375%	10/15/29	45	45
[5,11]	Prologis International Funding II SA	4.625%	2/21/35	700	828
	Prologis LP	1.750%	2/1/31	1,645	1,413
	Prologis LP	5.250%	3/15/54	5,796	5,888
[11]	Realty Income Corp.	4.875%	7/6/30	1,400	1,661
[8]	RHP Hotel Properties LP	6.500%	4/1/32	80	83
	Sabra Health Care LP	3.200%	12/1/31	9,080	7,990
	SBA Communications Corp.	3.125%	2/1/29	170	157
	Simon Property Group LP	3.250%	11/30/26	203	200
[8]	Starwood Property Trust Inc.	7.250%	4/1/29	40	42
[7,8]	Starwood Property Trust Inc.	6.000%	4/15/30	190	190
[5]	UDR Inc.	2.950%	9/1/26	185	180
[5,11]	Unibail-Rodamco-Westfield SE	2.000%	4/28/36	500	466
[8]	VICI Properties LP	4.625%	6/15/25	641	638
[11]	Vonovia SE	1.875%	6/28/28	2,300	2,441
[5,11]	Vonovia SE	0.250%	9/1/28	1,400	1,387
[10]	Westfield America Management Ltd.	2.625%	3/30/29	938	1,117
	Weyerhaeuser Co.	6.950%	10/1/27	1,071	1,148
					80,188
Technology (2.0%)
[8]	Atkore Inc.	4.250%	6/1/31	70	64
	Atlassian Corp.	5.250%	5/15/29	3,860	3,992
	Atlassian Corp.	5.500%	5/15/34	4,500	4,706
[8]	Block Inc.	6.500%	5/15/32	285	297
[8]	Boost Newco Borrower LLC	7.500%	1/15/31	75	80
	Broadcom Inc.	3.150%	11/15/25	7,648	7,543
	Broadcom Inc.	3.459%	9/15/26	9,390	9,265
[7]	Broadcom Inc.	4.150%	2/15/28	14,520	14,505
[7]	Broadcom Inc.	4.350%	2/15/30	14,780	14,753
	Broadcom Inc.	4.150%	11/15/30	4,650	4,575
	Broadcom Inc.	5.150%	11/15/31	11,940	12,377
[8]	Broadcom Inc.	4.150%	4/15/32	5,300	5,139
[8]	Broadcom Inc.	3.419%	4/15/33	3,393	3,082
	Cadence Design Systems Inc.	4.200%	9/10/27	3,135	3,151
	Cadence Design Systems Inc.	4.300%	9/10/29	5,405	5,421
[8]	Central Parent Inc.	7.250%	6/15/29	55	56
[8]	Central Parent LLC	8.000%	6/15/29	40	42
[8]	Cloud Software Group Inc.	6.500%	3/31/29	355	353
[8]	Cloud Software Group Inc.	8.250%	6/30/32	145	152
	Cotiviti Corp.	7.625%	5/1/31	20	20
	Dell International LLC	4.900%	10/1/26	12,457	12,592
	Dell International LLC	6.100%	7/15/27	500	525
	Dell International LLC	6.200%	7/15/30	2,051	2,230
	Dell International LLC	8.350%	7/15/46	831	1,124
[8]	Entegris Inc.	4.750%	4/15/29	4,380	4,316
[8]	Entegris Inc.	5.950%	6/15/30	865	882
[11]	Fiserv Inc.	4.500%	5/24/31	2,000	2,359
22

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	27,085	27,108
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	7,865	7,720
[8]	Imola Merger Corp.	4.750%	5/15/29	335	327
	Intel Corp.	2.450%	11/15/29	156	140
	Intel Corp.	5.150%	2/21/34	11,430	11,550
	Intel Corp.	4.900%	8/5/52	5,790	5,073
	Intel Corp.	5.900%	2/10/63	1,490	1,492
[11]	International Business Machines Corp.	4.000%	2/6/43	300	341
	Kyndryl Holdings Inc.	6.350%	2/20/34	2,800	2,993
[8]	McAfee Corp.	7.375%	2/15/30	130	127
	NXP BV	3.250%	5/11/41	2,350	1,832
	Oracle Corp.	2.650%	7/15/26	298	290
	Oracle Corp.	2.300%	3/25/28	3,315	3,111
[5]	Oracle Corp.	4.200%	9/27/29	47,955	47,856
	Oracle Corp.	3.850%	7/15/36	3,430	3,100
	Oracle Corp.	3.600%	4/1/40	1,300	1,081
	Oracle Corp.	3.650%	3/25/41	2,250	1,858
	Oracle Corp.	3.950%	3/25/51	1,610	1,296
[8]	Rocket Software Inc.	9.000%	11/28/28	80	84
	Seagate HDD Cayman	8.250%	12/15/29	90	98
	Seagate HDD Cayman	8.500%	7/15/31	75	82
[8]	SS&C Technologies Inc.	5.500%	9/30/27	75	75
	Texas Instruments Inc.	5.050%	5/18/63	8,800	8,815
[8]	UKG Inc.	6.875%	2/1/31	140	145
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	4,246
	VMware LLC	1.800%	8/15/28	6,520	5,930
	VMware LLC	4.700%	5/15/30	500	504
	VMware LLC	2.200%	8/15/31	6,140	5,275
					256,150
Utilities (3.4%)
	AEP Texas Inc.	5.450%	5/15/29	5,445	5,679
	AEP Texas Inc.	5.400%	6/1/33	3,830	3,939
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,207
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	992
	AEP Transmission Co. LLC	5.400%	3/15/53	3,240	3,363
	AES Corp.	5.450%	6/1/28	3,990	4,109
[8]	Alpha Generation LLC	6.750%	10/15/32	35	36
	Ameren Corp.	3.500%	1/15/31	700	662
	American Electric Power Co. Inc.	5.699%	8/15/25	15,230	15,356
[5]	Appalachian Power Co.	4.500%	3/1/49	500	436
	Atmos Energy Corp.	6.200%	11/15/53	3,000	3,460
[7]	Atmos Energy Corp.	5.000%	12/15/54	12,300	12,021
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,200	2,163
[8]	Calpine Corp.	4.500%	2/15/28	260	254
[8]	Calpine Corp.	5.125%	3/15/28	133	131
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	1,025
	CenterPoint Energy Inc.	5.250%	8/10/26	27,000	27,447
	CenterPoint Energy Inc.	4.250%	11/1/28	319	315
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,422
[8]	Clearway Energy Operating LLC	4.750%	3/15/28	530	520
[8]	Clearway Energy Operating LLC	3.750%	1/15/32	22	20
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,087
[5]	Colbun SA	3.950%	10/11/27	9,645	9,412
	Commonwealth Edison Co.	3.800%	10/1/42	685	580
[5]	Commonwealth Edison Co.	3.750%	8/15/47	490	399
	Commonwealth Edison Co.	5.300%	2/1/53	3,110	3,189
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	250	219
	Connecticut Light & Power Co.	4.000%	4/1/48	307	262
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,645	1,719
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,120	4,396
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	11,210	12,411
[5]	Dominion Energy Inc.	4.050%	9/15/42	500	417
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	492
	DTE Energy Co.	4.875%	6/1/28	4,200	4,290
	DTE Energy Co.	2.950%	3/1/30	1,000	924
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	899
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	536
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	260
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,386
23

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,579	2,130
	Duke Energy Corp.	3.300%	6/15/41	500	394
	Duke Energy Corp.	3.500%	6/15/51	500	370
	Duke Energy Florida LLC	6.200%	11/15/53	3,150	3,623
	Duke Energy Ohio Inc.	5.550%	3/15/54	9,830	10,273
	Duke Energy Progress LLC	4.100%	5/15/42	3,400	2,988
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,207
[5,11]	Engie SA	4.000%	1/11/35	1,600	1,851
[5,11]	Engie SA	4.250%	1/11/43	600	679
	Entergy Louisiana LLC	4.200%	9/1/48	500	430
	Entergy Texas Inc.	5.000%	9/15/52	1,410	1,361
	Entergy Texas Inc.	5.800%	9/1/53	3,300	3,527
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,370
[5]	Eversource Energy	1.400%	8/15/26	1,400	1,326
	Exelon Corp.	4.050%	4/15/30	400	394
	Exelon Corp.	5.100%	6/15/45	1,000	978
	Exelon Corp.	4.450%	4/15/46	1,000	891
	Exelon Corp.	4.100%	3/15/52	1,400	1,157
	Exelon Corp.	5.600%	3/15/53	3,880	4,043
[8]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	10,318	10,755
	FirstEnergy Corp.	2.650%	3/1/30	3,190	2,917
[5]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,271
[8]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	1,640	1,653
[8]	FirstEnergy Transmission LLC	2.866%	9/15/28	6,520	6,162
[8]	FirstEnergy Transmission LLC	4.550%	1/15/30	9,930	10,017
	Georgia Power Co.	5.004%	2/23/27	17,110	17,487
	Georgia Power Co.	5.125%	5/15/52	1,920	1,926
	Idaho Power Co.	5.200%	8/15/34	4,200	4,349
[8]	ITC Holdings Corp.	4.950%	9/22/27	15,380	15,605
	MidAmerican Energy Co.	5.300%	2/1/55	14,650	15,158
	National Grid plc	5.602%	6/12/28	5,720	5,975
[5,11]	National Grid plc	4.275%	1/16/35	900	1,051
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	174
	Nevada Power Co.	6.000%	3/15/54	4,250	4,703
[7,8]	Niagara Energy SAC	5.746%	10/3/34	12,640	12,702
[8]	Niagara Mohawk Power Corp.	5.664%	1/17/54	4,520	4,691
	NiSource Inc.	5.250%	3/30/28	2,670	2,750
	NiSource Inc.	5.200%	7/1/29	14,420	14,933
	NRG Energy Inc.	6.625%	1/15/27	55	55
	OGE Energy Corp.	5.450%	5/15/29	1,120	1,167
	Oglethorpe Power Corp.	6.200%	12/1/53	3,500	3,828
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	830
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,963
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	952
	Pacific Gas & Electric Co.	5.550%	5/15/29	8,700	9,036
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,629
	Pacific Gas & Electric Co.	6.150%	1/15/33	3,260	3,503
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,472	1,326
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	849
	Pacific Gas & Electric Co.	6.750%	1/15/53	1,300	1,484
	PacifiCorp	5.250%	6/15/35	313	320
	PacifiCorp	6.250%	10/15/37	1,882	2,083
	PacifiCorp	4.125%	1/15/49	525	436
	PacifiCorp	4.150%	2/15/50	865	718
[8]	Pattern Energy Operations LP	4.500%	8/15/28	35	34
	PECO Energy Co.	4.150%	10/1/44	1,515	1,340
[5]	Public Service Co. of Colorado	6.250%	9/1/37	550	617
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	799
	Public Service Co. of Colorado	4.050%	9/15/49	500	414
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	251
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	704
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	400
	Public Service Enterprise Group Inc.	5.200%	4/1/29	20,520	21,271
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,247	2,107
[5,11]	Severn Trent Utilities Finance plc	4.000%	3/5/34	2,800	3,180
[5,10]	Severn Trent Utilities Finance plc	5.250%	4/4/36	720	940
	Southern California Edison Co.	5.650%	10/1/28	6,300	6,625
[5]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,793
	Southern California Edison Co.	5.450%	6/1/31	11,600	12,271
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,656
24

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	4.000%	4/1/47	615	515
[5]	Southern Co.	3.700%	4/30/30	700	677
	Southern Co.	4.400%	7/1/46	350	314
	Union Electric Co.	3.900%	9/15/42	454	390
	Union Electric Co.	4.000%	4/1/48	910	769
	Union Electric Co.	3.900%	4/1/52	1,500	1,237
	Union Electric Co.	5.450%	3/15/53	6,620	6,913
[5,11]	United Utilities Water Finance plc	3.750%	5/23/34	3,200	3,576
	Virginia Electric & Power Co.	2.300%	11/15/31	1,000	872
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	1,014
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	500	405
	Virginia Electric & Power Co.	5.450%	4/1/53	2,860	2,972
	Virginia Electric & Power Co.	5.350%	1/15/54	10,060	10,309
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	530
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	90	90
[8]	Vistra Operations Co. LLC	7.750%	10/15/31	50	54
[8]	Vistra Operations Co. LLC	6.875%	4/15/32	90	95
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	2,625	3,224
[5,10]	Yorkshire Water Finance plc	2.750%	4/18/41	2,100	1,803
					425,046
Total Corporate Bonds (Cost $3,917,529)					3,968,646
Floating Rate Loan Interests (0.0%)
[9]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	10.294%	4/20/28	542	557
[9]	Alpha Generation LLC First Lien Term Loan B, TSFR12M + 2.750%	6.947%	9/19/31	50	50
[9]	Bausch & Lomb Inc. First Lien Initial Term Loan, TSFR1M + 3.250%	8.270%	5/10/27	89	89
[9]	Central Parent LLC First Lien Term Loan, TSFR3M + 3.250%	7.854%	7/6/29	110	109
[9]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 4.000%	8.604%	3/30/29	8	8
[9]	Cotiviti Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	8.451%	5/1/31	60	60
[9]	Endo Finance Holdings Inc. First Lien Initial Term Loan, TSFR3M + 4.500%	9.783%	4/9/31	135	135
[9]	First Student Bidco Inc. First Lien Incremental Term Loan B, TSFR3M + 3.000%	7.704%	7/21/28	410	410
[9]	Frontier Communications Holdings LLC First Lien Term Loan, TSFR6M + 3.500%	8.763%	7/1/31	45	45
[9]	Hub International Ltd. First Lien Incremental Term Loan, TSFR3M + 3.000%	8.255%	6/20/30	35	35
[9]	McAfee Corp. First Lien Tranche B-1 Term Loan, TSFR1M + 3.250%	8.451%	3/1/29	177	176
[9]	Medline Borrower LP First Lien Initial Term Loan, TSFR1M + 2.750%	7.595%	10/23/28	244	244
[9]	SBA Senior Finance II LLC First Lien Term Loan B, TSFR1M + 2.000%	6.845%	1/27/31	15	14
[9]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	6.354%	11/6/28	908	912
Total Floating Rate Loan Interests (Cost $2,806)					2,844
Sovereign Bonds (18.3%)
	Agence Francaise de Developpement EPIC	4.000%	6/15/27	121,400	121,896
[5]	Asian Development Bank	3.625%	8/28/29	127,125	127,071
[5,11,13]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	13,150	15,103
[5,13]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	3,550	3,725
[5]	Bermuda	3.717%	1/25/27	3,159	3,094
[5]	Bermuda	4.750%	2/15/29	9,680	9,718
[5,8]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	33,472	34,444
[5,8]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	60,542	63,552
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	42,369	44,478
[5,8]	CDP Financial Inc.	4.875%	6/5/29	41,173	43,014
[5,8]	Central American Bank for Economic Integration	5.000%	1/25/27	37,450	38,167
	Corp. Andina de Fomento	4.125%	1/7/28	26,965	27,091
	Corp. Andina de Fomento	5.000%	1/24/29	43,546	45,034
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	865	807
[5]	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	12,900	12,837
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	8,130	7,899
[5,8,14]	Development Bank of Japan Inc.	4.625%	4/10/29	9,400	9,695
[5]	Dominican Republic	6.875%	1/29/26	4,164	4,237
[5]	Dominican Republic	5.950%	1/25/27	3,345	3,388
	Ecopetrol SA	8.625%	1/19/29	9,754	10,508
	Ecopetrol SA	6.875%	4/29/30	3,004	3,009
	Ecopetrol SA	4.625%	11/2/31	1,233	1,055
[5,8]	Electricite de France SA	5.700%	5/23/28	5,925	6,170
[5,8]	Electricite de France SA	6.250%	5/23/33	4,295	4,689
[5]	Empresa Nacional del Petroleo	5.250%	11/6/29	3,415	3,447
[5]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	24,069	24,116
	European Investment Bank	3.750%	11/15/29	126,953	127,594
[11]	European Investment Bank	2.875%	10/15/31	64,446	73,629
[11]	European Investment Bank	2.625%	9/4/34	47,623	52,698
25

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,11]	European Union	2.750%	10/5/26	133,017	149,344
[11]	European Union	2.875%	10/5/29	13,193	14,988
[5,11]	European Union	0.300%	11/4/50	41,296	23,527
[5,11]	European Union	3.000%	3/4/53	9,784	10,242
[5,11]	European Union	3.375%	10/5/54	8,594	9,589
[5]	Federative Republic of Brazil	4.750%	1/14/50	595	454
	Federative Republic of Brazil	7.125%	5/13/54	1,947	2,020
[7,11]	Free and Hanseatic City of Hamburg	2.375%	10/2/29	44,202	49,214
[8,11]	Hellenic Republic	3.375%	6/15/34	73,267	83,399
[8,11]	Hellenic Republic	4.125%	6/15/54	15,132	17,422
[5,15]	Japan	1.200%	6/20/53	2,394,200	13,527
[5,15]	Japan	2.200%	6/20/54	2,394,200	17,051
[5,8]	Japan Finance Organization for Municipalities	5.000%	4/23/29	35,744	37,258
[14]	Japan International Cooperation Agency	4.750%	5/21/29	12,994	13,464
[7,16]	KFW	3.500%	8/27/27	104,558	104,224
[10,16]	KFW	3.875%	10/1/29	25,901	34,440
[8]	Kingdom of Belgium	4.875%	6/10/55	27,264	28,403
[5]	Kingdom of Morocco	6.500%	9/8/33	200	217
[5,8]	Kingdom of Saudi Arabia	5.750%	1/16/54	17,585	17,941
[8,11]	Kingdom of Spain	3.450%	10/31/34	24,644	28,649
[5,8]	KSA Sukuk Ltd.	5.250%	6/4/27	23,180	23,789
[5,17]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	9,203	9,449
[5]	Oman Government Bond	4.750%	6/15/26	31,535	31,455
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	198
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	551
[5,8]	Ontario Teachers' Finance Trust	4.625%	4/10/29	19,070	19,636
[5]	Oriental Republic of Uruguay	4.975%	4/20/55	555	539
[5]	Oriental Republic of Uruguay	5.250%	9/10/60	8,850	8,852
[5]	Paraguay Government Bond	4.700%	3/27/27	2,000	1,995
[5]	Paraguay Government Bond	4.950%	4/28/31	3,000	2,989
[5]	Pertamina Persero PT	1.400%	2/9/26	2,000	1,912
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	606	622
[5]	Petroleos del Peru SA	4.750%	6/19/32	600	472
[5]	Petroleos del Peru SA	5.625%	6/19/47	975	665
	Petroleos Mexicanos	6.875%	10/16/25	4,000	4,004
	Petroleos Mexicanos	4.500%	1/23/26	12,955	12,530
	Petroleos Mexicanos	6.500%	3/13/27	21,330	20,924
	Province of Quebec	4.500%	4/3/29	54,283	55,835
[11]	Republic of Bulgaria	3.625%	9/5/32	40,000	45,192
	Republic of Bulgaria	5.000%	3/5/37	9,227	9,240
	Republic of Chile	3.125%	1/21/26	7,050	6,912
[5]	Republic of Chile	2.750%	1/31/27	44,285	42,765
[5]	Republic of Colombia	3.875%	4/25/27	6,593	6,358
[5]	Republic of Colombia	3.000%	1/30/30	12,584	10,785
[5]	Republic of Colombia	4.125%	2/22/42	11,854	8,191
[5]	Republic of Colombia	5.200%	5/15/49	3,580	2,654
[5,11]	Republic of Cyprus	3.250%	6/27/31	24,350	28,092
[5]	Republic of Guatemala	4.500%	5/3/26	1,569	1,547
[5]	Republic of Guatemala	4.375%	6/5/27	6,109	5,953
[11]	Republic of Iceland	3.500%	3/21/34	25,653	29,774
[5,11]	Republic of Indonesia	3.375%	7/30/25	26,800	29,769
[11]	Republic of Indonesia	1.450%	9/18/26	3,000	3,219
[5]	Republic of Indonesia	4.150%	9/20/27	8,169	8,198
	Republic of Indonesia	3.500%	1/11/28	7,152	7,018
[5]	Republic of Indonesia	4.550%	1/11/28	2,800	2,836
	Republic of Indonesia	2.850%	2/14/30	6,750	6,288
[11]	Republic of Lithuania	3.500%	7/3/31	10,560	12,076
	Republic of Panama	8.125%	4/28/34	780	858
[5]	Republic of Panama	3.870%	7/23/60	3,932	2,474
[5]	Republic of Paraguay	5.000%	4/15/26	8,163	8,164
	Republic of Peru	2.844%	6/20/30	14,240	12,985
[5]	Republic of Peru	2.783%	1/23/31	36,968	33,000
[5]	Republic of Peru	5.375%	2/8/35	25,266	25,917
[5]	Republic of Poland	5.750%	11/16/32	3,800	4,079
[5,11]	Republic of Romania	1.750%	7/13/30	4,088	3,867
[8,11]	Republic of Romania	5.375%	3/22/31	18,650	21,232
[5,8,11]	Republic of Romania	5.125%	9/24/31	15,740	17,569
	Republic of the Philippines	3.229%	3/29/27	3,000	2,937
	Republic of the Philippines	1.648%	6/10/31	11,700	9,879
[5]	Republic of Uzbekistan International Bond	7.850%	10/12/28	3,800	4,017
26

Core Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Republic of Vietnam		4.800%	11/19/24	13,616	13,588
[5]	Saudi Arabian Oil Co.		1.625%	11/24/25	17,286	16,686
[5]	Saudi Arabian Oil Co.		3.500%	4/16/29	17,800	17,144
[5]	Serbia International Bond		6.250%	5/26/28	9,750	10,152
[5,11]	Societe Des Grands Projets EPIC		0.700%	10/15/60	12,500	5,507
[5,18]	Southern Gas Corridor CJSC		6.875%	3/24/26	2,550	2,608
[5]	State of Israel		5.375%	3/12/29	5,930	6,018
	United Mexican States		4.150%	3/28/27	3,380	3,358
[5]	United Mexican States		4.750%	4/27/32	4,846	4,667
[5]	United Mexican States		4.875%	5/19/33	11,400	10,926
[5]	United Mexican States		6.350%	2/9/35	21,849	22,933
[11]	Ville de Paris		3.750%	6/22/48	16,400	18,480
Total Sovereign Bonds (Cost $2,258,760)						2,319,867
Taxable Municipal Bonds (0.0%)
	Houston TX GO		6.290%	3/1/32	1,340	1,455
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)		3.922%	12/31/49	700	601
	Wisconsin General Fund Annual Appropriation Revenue		3.954%	5/1/36	500	483
Total Taxable Municipal Bonds (Cost $2,764)						2,539
					Shares
Temporary Cash Investments (2.7%)
Money Market Fund (1.6%)
[19]	Vanguard Market Liquidity Fund		5.014%		2,107,271	210,727
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.1%)
	United States Treasury Bill		3.891%	9/4/25	142,000	136,854
Total Temporary Cash Investments (Cost $347,724)						347,581
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	10/25/24	950	$115.25	109,488	297
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	MSCS	10/15/24	3.500%	29,000	469
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	MSCS	10/15/24	4.000%	29,000	1
	1-Year Interest Rate Swap, Receives SOFR at Maturity, Pays 4.128% at Maturity	BANA	11/4/24	4.128%	632,250	55
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.500% Annually	BANA	10/21/24	4.500%	317,500	1
						57
Total Options Purchased (Cost $1,069)						823
Total Investments (100.0%) (Cost $12,483,023)						12,698,488
27

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-2.9%)
[5,6,7]	UMBS Pool	5.000%	8/1/39–10/25/54	(264,590)	(263,389)
[5,6,7]	UMBS Pool	5.500%	12/1/38–11/25/54	(101,490)	(101,311)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $370,541)					(364,700)
Other Assets and Liabilities—Net (2.9%)					362,238
Net Assets (100%)					12,696,026
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,116,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $475,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $14,120,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $49,275,000 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $1,301,025,000, representing 10.2% of net assets.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Face amount denominated in Australian dollars.
13	Guaranteed by the Republic of Poland.
14	Guaranteed by the Government of Japan.
15	Face amount denominated in Japanese yen.
16	Guaranteed by the Federal Republic of Germany.
17	Guaranteed by the Republic of Hungary.
18	Guaranteed by the Republic of Azerbaijan.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GO—General Obligation Bond.
MSCS—Morgan Stanley Capital Services LLC.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
28

Core Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	10/25/24	475	$114.25	54,269	(334)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.575% Annually	NGFP	9/27/34	3.575%	21,000	(1,789)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	MSCS	10/15/24	3.750%	29,000	(1,040)
					(2,829)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.575% Annually	NGFP	9/27/34	3.575%	21,000	(1,813)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.640% Annually	BANA	11/4/24	3.640%	72,800	(134)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	MSCS	10/15/24	3.750%	29,000	(6)
					(1,953)
					(4,782)
Total Options Written (Premiums Received $4,878)					(5,116)
BANA—Bank of America, N.A.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	2,791	581,204	(648)
10-Year U.S. Treasury Note	December 2024	7,247	828,196	(3,529)
Ultra 10-Year U.S. Treasury Note	December 2024	220	26,025	(24)
Ultra Long U.S. Treasury Bond	December 2024	1,993	265,256	(3,396)
				(7,597)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(317)	(34,833)	63
10-Year Japanese Government Bond	December 2024	(188)	(189,210)	(726)
AUD 3-Year Treasury Bond	December 2024	(106)	(7,854)	6
AUD 10-Year Treasury Bond	December 2024	(81)	(6,518)	33
Euro-Bobl	December 2024	(1,504)	(200,985)	(1,648)
Euro-BTP	December 2024	(165)	(22,310)	(571)
Euro-Bund	December 2024	(1,932)	(290,160)	(3,892)
Euro-Buxl	December 2024	(643)	(97,543)	(2,357)
Euro-OAT	December 2024	(253)	(35,722)	(355)
Euro-Schatz	December 2024	(1,702)	(203,052)	(1,062)
Long Gilt	December 2024	(266)	(35,005)	258
Long U.S. Treasury Bond	December 2024	(626)	(77,741)	671
				(9,580)
				(17,177)

29

Core Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	11/4/24	EUR	69,294	USD	77,236	13	—
JPMorgan Chase Bank, N.A.	11/4/24	EUR	3,718	USD	4,165	—	(20)
Barclays Bank plc	11/4/24	GBP	913	USD	1,202	19	—
JPMorgan Chase Bank, N.A.	11/4/24	GBP	575	USD	770	—	(1)
State Street Bank & Trust Co.	11/4/24	GBP	564	USD	750	4	—
State Street Bank & Trust Co.	11/4/24	MXN	91,028	USD	4,691	—	(93)
Toronto-Dominion Bank	11/4/24	USD	6,335	AUD	9,392	—	(161)
Toronto-Dominion Bank	11/4/24	USD	2,248	CHF	1,888	8	—
UBS AG	11/4/24	USD	948,400	EUR	850,368	410	—
BNP Paribas	11/4/24	USD	71,272	EUR	63,837	106	—
State Street Bank & Trust Co.	11/4/24	USD	17,562	EUR	15,758	—	(4)
Citibank, N.A.	11/4/24	USD	16,518	EUR	14,785	36	—
BNP Paribas	11/4/24	USD	2,546	EUR	2,285	—	(1)
JPMorgan Chase Bank, N.A.	11/4/24	USD	2,123	EUR	1,904	—	—
Morgan Stanley Capital Services LLC	11/4/24	USD	1,756	EUR	1,566	10	—
Toronto-Dominion Bank	11/4/24	USD	75,173	GBP	56,933	—	(942)
Toronto-Dominion Bank	11/5/24	USD	33,099	JPY	4,620,279	788	—
Toronto-Dominion Bank	11/5/24	USD	538	JPY	77,386	—	(3)
Morgan Stanley Capital Services LLC	11/4/24	USD	481	NZD	778	—	(13)
						1,394	(1,238)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S41-V2	12/20/28	USD	24,120	(5.000)	(1,881)	(1,707)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	2	1	1	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	2	1	1	—
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	3	(5)	8	—
					7	(3)	10	—

Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	8,200[2]	(1.000)	(255)	(127)	—	(128)
Malaysia	12/20/29	GSI	11,440	(1.000)	(342)	(330)	—	(12)
Republic of Colombia	12/20/29	BANA	29,450	(1.000)	1,334	1,326	8	—
30

Core Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Standard Chartered plc	12/20/28	MSCS	1,200[2]	(1.000)	(27)	(7)	—	(20)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	1,600[2]	(1.000)	(28)	93	—	(121)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	1,300[2]	(1.000)	(22)	52	—	(74)
					660	1,007	8	(355)
					667	1,004	18	(355)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,230,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/11/25	N/A	400,000[1]	4.003[2]	(4.960)[3]	119	119
7/17/26	7/17/25[4]	324,920[1]	0.000[5]	(3.733)[6]	(2,064)	(2,064)
7/17/26	7/17/25[4]	292,250[7]	2.452[6]	(0.000)[8]	2,314	2,314
9/11/26	N/A	200,000[1]	4.960[3]	(3.464)[2]	183	183
8/30/27	N/A	113,800[1]	4.960[3]	(3.476)[2]	(274)	(274)
5/14/28	5/14/27[4]	915,287[1]	3.871[6]	(0.000)[5]	6,342	6,342
5/17/28	5/17/27[4]	328,008[1]	3.715[6]	(0.000)[5]	1,802	1,802
2/28/29	12/2/24[4]	80,910[1]	3.273[2]	(0.000)[3]	223	223
7/5/29	N/A	49,200[1]	2.530[6]	(0.000)[9]	580	580
7/5/29	N/A	45,390[1]	2.525[6]	(0.000)[9]	524	524
7/5/29	N/A	45,380[1]	2.523[6]	(0.000)[9]	519	519
7/10/29	N/A	57,890[1]	2.491[6]	(0.000)[9]	564	564
7/10/29	N/A	50,370[1]	2.484[6]	(0.000)[9]	475	475
7/15/29	N/A	50,355[1]	2.420[6]	(0.000)[9]	313	313
7/18/29	N/A	50,355[1]	2.449[6]	(0.000)[9]	378	378
7/19/29	N/A	50,355[1]	2.437[6]	(0.000)[9]	347	347
8/1/29	N/A	50,350[1]	2.394[6]	(0.000)[9]	222	222
8/5/29	N/A	50,361[1]	2.363[6]	(0.000)[9]	139	139
8/7/29	N/A	27,160[10]	4.950[11]	(3.630)[2]	62	62
3/11/34	N/A	24,290[7]	3.326[2]	(3.410)[12]	2,552	2,552
5/14/34	5/14/29[4]	214,273[1]	0.000[3]	(3.961)[2]	(4,838)	(4,838)
5/17/34	5/17/29[4]	76,250[1]	0.000[3]	(3.841)[2]	(1,354)	(1,354)
2/15/40	12/2/24[4]	41,850[1]	3.400[2]	(0.000)[3]	(50)	(50)
10/2/44	10/2/34[4]	2,070[1]	0.000[3]	(3.575)[2]	—	—
7/5/54	N/A	10,830[1]	0.000[9]	(2.522)[6]	(418)	(418)
7/5/54	N/A	10,000[1]	0.000[9]	(2.519)[6]	(380)	(380)
7/5/54	N/A	9,990[1]	0.000[9]	(2.524)[6]	(391)	(391)
7/10/54	N/A	12,450[1]	0.000[9]	(2.510)[6]	(444)	(444)
7/10/54	N/A	10,830[1]	0.000[9]	(2.499)[6]	(358)	(358)
7/15/54	N/A	10,835[1]	0.000[9]	(2.469)[6]	(282)	(282)
31

Core Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/18/54	N/A	10,825[1]	0.000[9]	(2.501)[6]	(361)	(361)
7/19/54	N/A	10,835[1]	0.000[9]	(2.482)[6]	(313)	(313)
8/1/54	N/A	10,830[1]	0.000[9]	(2.454)[6]	(240)	(240)
8/5/54	N/A	10,825[1]	0.000[9]	(2.411)[6]	(132)	(132)
					5,759	5,759
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
6 Interest payment received/paid at maturity.
7 Notional amount denominated in euro.
8 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid at maturity.
9 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
10 Notional amount denominated in British pound.
11 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
12 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Core Bond Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,272,297)	12,487,761
Affiliated Issuers (Cost $210,726)	210,727
Total Investments in Securities	12,698,488
Investment in Vanguard	348
Cash	1,320
Foreign Currency, at Value (Cost $3,624)	3,640
Receivables for Investment Securities Sold	1,023,851
Receivables for Accrued Income	104,471
Receivables for Capital Shares Issued	16,305
Swap Premiums Paid	1,473
Variation Margin Receivable—Centrally Cleared Swap Contracts	218
Unrealized Appreciation—Forward Currency Contracts	1,394
Unrealized Appreciation—Over-the-Counter Swap Contracts	18
Total Assets	13,851,526
Liabilities
Liability for Sale Commitments, at Value (Proceeds $370,541)	364,700
Payables for Investment Securities Purchased	756,805
Payables for Capital Shares Redeemed	13,244
Payables for Distributions	7,737
Payables to Vanguard	531
Options Written, at Value (Premiums Received $4,878)	5,116
Swap Premiums Received	469
Variation Margin Payable—Futures Contracts	5,305
Unrealized Depreciation—Forward Currency Contracts	1,238
Unrealized Depreciation—Over-the-Counter Swap Contracts	355
Total Liabilities	1,155,500
Net Assets	12,696,026
At September 30, 2024, net assets consisted of:

Paid-in Capital	13,371,989
Total Distributable Earnings (Loss)	(675,963)
Net Assets	12,696,026

Investor Shares—Net Assets
Applicable to 30,910,248 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	285,336
Net Asset Value Per Share—Investor Shares	$9.23

Admiral™ Shares—Net Assets
Applicable to 672,453,868 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,410,690
Net Asset Value Per Share—Admiral Shares	$18.46
See accompanying Notes, which are an integral part of the Financial Statements.
33

Core Bond Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Interest[1]	513,595
Total Income	513,595
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,332
Management and Administrative—Investor Shares	441
Management and Administrative—Admiral Shares	8,200
Marketing and Distribution—Investor Shares	19
Marketing and Distribution—Admiral Shares	550
Custodian Fees	176
Auditing Fees	43
Shareholders’ Reports and Proxy Fees—Investor Shares	15
Shareholders’ Reports and Proxy Fees—Admiral Shares	207
Trustees’ Fees and Expenses	7
Other Expenses	29
Total Expenses	11,019
Expenses Paid Indirectly	(1)
Net Expenses	11,018
Net Investment Income	502,577
Realized Net Gain (Loss)
Investment Securities Sold[1]	(179,057)
Futures Contracts	50,615
Options Purchased	(9,490)
Options Written	6,637
Swap Contracts	(12,778)
Forward Currency Contracts	(24,569)
Foreign Currencies	(485)
Realized Net Gain (Loss)	(169,127)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	913,083
Futures Contracts	(26,020)
Options Purchased	(246)
Options Written	(238)
Swap Contracts	3,634
Forward Currency Contracts	(2,790)
Foreign Currencies	216
Change in Unrealized Appreciation (Depreciation)	887,639
Net Increase (Decrease) in Net Assets Resulting from Operations	1,221,089
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,463,000, $37,000, $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Core Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	502,577	307,871
Realized Net Gain (Loss)	(169,127)	(325,042)
Change in Unrealized Appreciation (Depreciation)	887,639	38,981
Net Increase (Decrease) in Net Assets Resulting from Operations	1,221,089	21,810
Distributions
Investor Shares	(11,363)	(8,363)
Admiral Shares	(478,439)	(293,943)
Total Distributions	(489,802)	(302,306)
Capital Share Transactions
Investor Shares	48,296	23,356
Admiral Shares	3,323,927	2,421,492
Net Increase (Decrease) from Capital Share Transactions	3,372,223	2,444,848
Total Increase (Decrease)	4,103,510	2,164,352
Net Assets
Beginning of Period	8,592,516	6,428,164
End of Period	12,696,026	8,592,516
See accompanying Notes, which are an integral part of the Financial Statements.
35

Core Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.62	$8.86	$10.67	$10.93	$10.24
Investment Operations
Net Investment Income[1]	.408	.353	.221	.125	.209
Net Realized and Unrealized Gain (Loss) on Investments	.597	(.251)	(1.810)	(.126)	.697
Total from Investment Operations	1.005	.102	(1.589)	(.001)	.906
Distributions
Dividends from Net Investment Income	(.395)	(.342)	(.213)	(.117)	(.216)
Distributions from Realized Capital Gains	—	—	(.008)	(.142)	—
Total Distributions	(.395)	(.342)	(.221)	(.259)	(.216)
Net Asset Value, End of Period	$9.23	$8.62	$8.86	$10.67	$10.93
Total Return[2]	11.92%	1.07%	-15.06%	-0.03%	8.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$285	$220	$203	$246	$236
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.25%
Ratio of Net Investment Income to Average Net Assets	4.57%	3.93%	2.22%	1.16%	1.96%
Portfolio Turnover Rate[4]	363%	439%	499%	473%	383%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 76%, 212%, 146%, 167%, and 68%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Core Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.23	$17.72	$21.33	$21.86	$20.48
Investment Operations
Net Investment Income[1]	.835	.726	.473	.266	.436
Net Realized and Unrealized Gain (Loss) on Investments	1.201	(.514)	(3.622)	(.257)	1.407
Total from Investment Operations	2.036	.212	(3.149)	.009	1.843
Distributions
Dividends from Net Investment Income	(.806)	(.702)	(.446)	(.256)	(.463)
Distributions from Realized Capital Gains	—	—	(.015)	(.283)	—
Total Distributions	(.806)	(.702)	(.461)	(.539)	(.463)
Net Asset Value, End of Period	$18.46	$17.23	$17.72	$21.33	$21.86
Total Return[2]	12.09%	1.11%	-14.93%	0.03%	9.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,411	$8,373	$6,225	$5,558	$3,212
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.67%	4.05%	2.39%	1.24%	2.04%
Portfolio Turnover Rate[4]	363%	439%	499%	473%	383%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 76%, 212%, 146%, 167%, and 68%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Core Bond Fund
Notes to Financial Statements
Vanguard Core Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2024, counterparties had deposited in segregated accounts securities with a value of $202,000 and cash of $327,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is
38

Core Bond Fund
mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 8% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net
39

Core Bond Fund
amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2024, the fund’s average investment in forward currency contracts represented 6% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 4% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 13% of net assets, based on the average of notional amounts at each quarter-end during the period.
40

Core Bond Fund
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $348,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
41

Core Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,238,973	—	5,238,973
Asset-Backed/Commercial Mortgage-Backed Securities	—	817,215	—	817,215
Corporate Bonds	—	3,968,646	—	3,968,646
Floating Rate Loan Interests	—	2,844	—	2,844
Sovereign Bonds	—	2,319,867	—	2,319,867
Taxable Municipal Bonds	—	2,539	—	2,539
Temporary Cash Investments	210,727	136,854	—	347,581
Options Purchased	297	526	—	823
Total	211,024	12,487,464	—	12,698,488
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(364,700)	—	(364,700)

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,031	—	—	1,031
Forward Currency Contracts	—	1,394	—	1,394
Swap Contracts	17,658[1]	18	—	17,676
Total	18,689	1,412	—	20,101
Liabilities
Options Written	(334)	(4,782)	—	(5,116)
Futures Contracts[1]	(18,208)	—	—	(18,208)
Forward Currency Contracts	—	(1,238)	—	(1,238)
Swap Contracts	(13,606)[1]	(355)	—	(13,961)
Total	(32,148)	(6,375)	—	(38,523)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At September 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	823	—	—	823
Swap Premiums Paid	—	—	1,473	1,473
Unrealized Appreciation—Futures Contracts[1]	1,031	—	—	1,031
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	17,658	—	—	17,658
Unrealized Appreciation—Forward Currency Contracts	—	1,394	—	1,394
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	18	18
Total Assets	19,512	1,394	1,491	22,397

Options Written, at Value	(5,116)	—	—	(5,116)
Swap Premiums Received	—	—	(469)	(469)
Unrealized Depreciation—Futures Contracts[1]	(18,208)	—	—	(18,208)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(11,899)	—	(1,707)	(13,606)
Unrealized Depreciation—Forward Currency Contracts	—	(1,238)	—	(1,238)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(355)	(355)
Total Liabilities	(35,223)	(1,238)	(2,531)	(38,992)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
42

Core Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	50,615	—	—	50,615
Options Purchased	(8,668)	—	(822)	(9,490)
Options Written	6,637	—	—	6,637
Swap Contracts	1,287	—	(14,065)	(12,778)
Forward Currency Contracts	—	(24,569)	—	(24,569)
Realized Net Gain (Loss) on Derivatives	49,871	(24,569)	(14,887)	10,415

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(26,020)	—	—	(26,020)
Options Purchased	(246)	—	—	(246)
Options Written	(238)	—	—	(238)
Swap Contracts	5,535	—	(1,901)	3,634
Forward Currency Contracts	—	(2,790)	—	(2,790)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(20,969)	(2,790)	(1,901)	(25,660)
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	26,821
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	192,136
Capital Loss Carryforwards	(887,183)
Qualified Late-Year Losses	—
Other Temporary Differences	(7,737)
Total	(675,963)
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	489,802	302,306
Long-Term Capital Gains	—	—
Total	489,802	302,306
*	Includes short-term capital gains, if any.
43

Core Bond Fund
As of September 30, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,511,833
Gross Unrealized Appreciation	350,412
Gross Unrealized Depreciation	(158,276)
Net Unrealized Appreciation (Depreciation)	192,136
G.  During the year ended September 30, 2024, the fund purchased $8,323,980,000 of investment securities and sold $5,573,918,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $32,493,616,000 and $33,145,502,000, respectively.
H.  Capital share transactions for each class of shares were:
	Year Ended September 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	159,494	17,891	98,619	10,981
Issued in Lieu of Cash Distributions	10,339	1,160	7,701	859
Redeemed	(121,537)	(13,651)	(82,964)	(9,254)
Net Increase (Decrease)—Investor Shares	48,296	5,400	23,356	2,586
Admiral Shares
Issued	5,500,532	308,746	4,854,679	270,701
Issued in Lieu of Cash Distributions	400,396	22,449	253,260	14,141
Redeemed	(2,577,001)	(144,806)	(2,686,447)	(150,143)
Net Increase (Decrease)—Admiral Shares	3,323,927	186,389	2,421,492	134,699
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
44

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Core Bond Fund (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
45

Tax information (unaudited)
The fund hereby designates for the fiscal year $139,588,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 77.5%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q13200 112024
46

Financial Statements
For the year ended September 30, 2024
Vanguard Core-Plus Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	38
Tax information	39

Core-Plus Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (36.4%)
U.S. Government Securities (13.6%)
	United States Treasury Note/Bond	4.375%	7/31/26	7,500	7,590
	United States Treasury Note/Bond	1.250%	11/30/26	1,689	1,606
	United States Treasury Note/Bond	4.125%	2/15/27	3,000	3,035
	United States Treasury Note/Bond	1.125%	2/28/27	5,000	4,716
	United States Treasury Note/Bond	1.875%	2/28/27	922	885
	United States Treasury Note/Bond	0.500%	4/30/27	1,505	1,391
	United States Treasury Note/Bond	2.750%	4/30/27	1,806	1,769
	United States Treasury Note/Bond	4.500%	5/15/27	2,000	2,045
	United States Treasury Note/Bond	2.625%	5/31/27	2,000	1,951
	United States Treasury Note/Bond	4.375%	7/15/27	2,500	2,552
	United States Treasury Note/Bond	3.750%	8/15/27	4,007	4,026
	United States Treasury Note/Bond	3.125%	8/31/27	4,250	4,198
	United States Treasury Note/Bond	4.125%	10/31/27	1,800	1,829
	United States Treasury Note/Bond	4.000%	10/31/29	2,000	2,038
	United States Treasury Note/Bond	3.875%	11/30/29	3,000	3,039
	United States Treasury Note/Bond	4.000%	7/31/30	1,844	1,880
	United States Treasury Note/Bond	4.125%	8/31/30	1,363	1,399
	United States Treasury Note/Bond	4.625%	9/30/30	1,779	1,874
	United States Treasury Note/Bond	4.375%	11/30/30	2,181	2,269
	United States Treasury Note/Bond	4.000%	1/31/31	1,297	1,323
	United States Treasury Note/Bond	4.250%	2/28/31	1,724	1,783
	United States Treasury Note/Bond	4.125%	3/31/31	2,000	2,054
	United States Treasury Note/Bond	1.375%	11/15/31	1,000	856
	United States Treasury Note/Bond	1.875%	2/15/32	2,000	1,766
	United States Treasury Note/Bond	2.875%	5/15/32	1,000	946
	United States Treasury Note/Bond	2.750%	8/15/32	1,000	935
	United States Treasury Note/Bond	4.125%	11/15/32	1,000	1,029
	United States Treasury Note/Bond	4.500%	11/15/33	350	370
	United States Treasury Note/Bond	4.000%	2/15/34	350	356
	United States Treasury Note/Bond	2.000%	11/15/41	187	137
[1]	United States Treasury Note/Bond	3.250%	5/15/42	1,866	1,659
	United States Treasury Note/Bond	2.750%	8/15/42	737	607
	United States Treasury Note/Bond	2.750%	11/15/42	347	284
	United States Treasury Note/Bond	3.125%	2/15/43	2,500	2,163
	United States Treasury Note/Bond	3.875%	2/15/43	1,089	1,051
	United States Treasury Note/Bond	3.875%	5/15/43	1,533	1,476
	United States Treasury Note/Bond	3.625%	8/15/43	500	463
	United States Treasury Note/Bond	3.750%	11/15/43	670	630
	United States Treasury Note/Bond	3.625%	2/15/44	674	622
	United States Treasury Note/Bond	3.375%	5/15/44	685	608
	United States Treasury Note/Bond	3.125%	8/15/44	1,166	994
	United States Treasury Note/Bond	3.000%	11/15/44	1,175	980
	United States Treasury Note/Bond	2.500%	2/15/45	1,233	942
	United States Treasury Note/Bond	3.000%	5/15/45	930	773
	United States Treasury Note/Bond	2.875%	11/15/46	233	187
	United States Treasury Note/Bond	3.000%	2/15/47	969	794
	United States Treasury Note/Bond	3.000%	5/15/47	450	368
	United States Treasury Note/Bond	2.750%	8/15/47	521	406
	United States Treasury Note/Bond	2.750%	11/15/47	516	402
	United States Treasury Note/Bond	3.000%	2/15/48	589	479
	United States Treasury Note/Bond	3.125%	5/15/48	653	542
	United States Treasury Note/Bond	3.375%	11/15/48	836	724
	United States Treasury Note/Bond	3.000%	2/15/49	900	728
	United States Treasury Note/Bond	2.000%	2/15/50	900	586
	United States Treasury Note/Bond	1.250%	5/15/50	964	516
	United States Treasury Note/Bond	1.375%	8/15/50	800	441
	United States Treasury Note/Bond	1.625%	11/15/50	800	470
					81,542
1

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities (19.8%)
[2,3]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	390	381
[2,4]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	5,795	4,903
[2]	Ginnie Mae II Pool	2.500%	6/20/50–6/20/52	6,267	5,469
[2,4]	Ginnie Mae II Pool	3.000%	9/20/50–4/20/52	4,325	3,929
[2,5]	Ginnie Mae II Pool	3.500%	4/20/52–10/15/54	3,588	3,377
[2]	Ginnie Mae II Pool	4.000%	7/20/47–10/20/52	2,340	2,268
[2]	Ginnie Mae II Pool	4.500%	4/20/48–2/20/53	2,160	2,143
[2,5]	Ginnie Mae II Pool	5.000%	12/20/52–11/15/54	2,496	2,498
[2,5]	Ginnie Mae II Pool	5.500%	4/20/53–10/15/54	2,448	2,506
[2,5]	Ginnie Mae II Pool	6.000%	4/20/54–10/15/54	1,982	2,035
[2,5]	Ginnie Mae II Pool	6.500%	8/20/32–10/15/54	498	520
[2]	Ginnie Mae II Pool	7.000%	8/20/54	249	257
[2,3,5]	UMBS Pool	1.500%	3/1/36–7/1/51	6,452	5,445
[2,3,5]	UMBS Pool	2.000%	10/1/35–10/25/54	30,999	26,305
[2,3,5]	UMBS Pool	2.500%	10/1/35–10/25/54	21,319	18,754
[2,3]	UMBS Pool	3.000%	2/1/37–9/1/52	12,481	11,432
[2,3,5]	UMBS Pool	3.500%	7/1/32–10/25/54	7,319	6,924
[2,3,5]	UMBS Pool	4.000%	4/1/43–10/25/54	6,048	5,865
[2,3,5]	UMBS Pool	4.500%	10/25/39–10/25/54	5,958	5,956
[2,3,5]	UMBS Pool	6.000%	1/1/53–10/25/54	5,074	5,251
[2,3,5]	UMBS Pool	6.500%	9/1/53–10/25/54	2,112	2,204
[2,3]	UMBS Pool	7.000%	11/1/53–6/1/54	500	521
					118,943
Nonconventional Mortgage-Backed Securities (3.0%)
[2,3]	Fannie Mae REMICS	2.000%	10/25/51	834	687
[2,3]	Fannie Mae REMICS	3.500%	3/25/43–10/25/44	1,625	1,538
[2,3]	Fannie Mae REMICS	4.500%	8/25/49	199	197
[2,3]	Freddie Mac REMICS	2.250%	8/25/49	1,688	1,497
[2,3]	Freddie Mac REMICS	2.500%	10/15/46–4/25/50	3,713	3,232
[2,3]	Freddie Mac REMICS	3.000%	6/15/44–12/15/46	5,660	5,093
[2,3]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	5,173	4,803
[2]	Ginnie Mae REMICS	4.500%	5/20/52	800	774
					17,821
Total U.S. Government and Agency Obligations (Cost $214,545)					218,306
Asset-Backed/Commercial Mortgage-Backed Securities (6.0%)
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	90	92
[2,6]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	40	41
[2,6]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	30	31
[2,6]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	20	21
[2,6]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	60	63
[2,6]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	20	20
[2]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	190	197
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	140	143
[2,6]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	130	127
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	40	40
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	102
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	100	101
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	70	72
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	100	103
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	140	147
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	150	154
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.850%	6/20/30	110	113
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	80	78
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	1,300	1,201
[2]	BANK Series 2019-BNK24	2.960%	11/15/62	530	493
[2]	BANK Series 2021-BNK35	2.285%	6/15/64	100	87
[2]	BANK Series 2022-BNK40	3.506%	3/15/64	460	427
[2]	BANK Series 2022-BNK43	4.399%	8/15/55	770	756
[2]	BANK Series 2024-5YR7	5.769%	6/15/57	500	523
[2]	BANK Series 2024-5YR9	5.614%	8/15/57	490	511
[2]	BANK Series 2024-BNK47	5.716%	6/15/57	750	811
[2,5]	BANK Series 2024-BNK48	5.053%	9/15/34	680	695
[2,6]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	160	164
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	80	75
[2,6]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	40	41
[2]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	100	88
[2]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	310	310
2

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	230	242
[2]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	290	304
[2]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	140	144
[2]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	280	297
[2]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	260	283
[2]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	110	116
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	170	165
[2]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	170	155
[2]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	750	744
[2]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	100	106
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	300	315
[2]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	420	448
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	10/15/29	190	195
[2]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	700	775
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	390	406
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	410	442
[2]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	600	642
[2,6]	BPR Trust Series 2023-BRK2	7.146%	10/5/38	200	210
[2,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	180	167
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	260	266
[2]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	20	20
[2]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	10	10
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,085
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	209	204
[2]	CD Mortgage Trust Series 2018-CD7	5.003%	8/15/51	50	46
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	40	41
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	10	10
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	10	10
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	20	21
[2,6]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	50	51
[2,6]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	50	51
[2,6]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	60	62
[2,6]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	50	50
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,300	1,282
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	250	234
[2,6]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	370	381
[2,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	50	51
[2,6]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	167	169
[2,6,7]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	7.213%	9/25/43	46	46
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	6.330%	1/25/44	157	158
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	6.380%	2/25/44	17	17
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	6.280%	5/25/44	29	29
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	6.280%	7/25/44	99	99
[2,6]	Connecticut Avenue Securities Trust Series 2024-R06	6.493%	9/25/44	180	180
[2,6]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	48	46
[2,6]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	130	136
[2,6]	DLLST LLC Series 2024-1A	4.930%	4/22/30	20	20
[2,6]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	154	146
[2]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	80	81
[2]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	90	92
[2]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	140	140
[2]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	140	140
[2]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	210	210
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	140	144
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	70	72
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	130	133
[2]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	190	195
[2]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	70	71
[2,6]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	150	149
[2,6]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	110	114
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	110	112
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	70	73
[2]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	70	74
[2,6]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	70	71
[2,6]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	102
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	100	103
[2]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	100	103
[2]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	150	149
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	100	102
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	170	177
3

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	100	104
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.130%	11/25/43	38	39
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.630%	2/25/44	94	95
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	6.530%	5/25/44	145	145
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	6.530%	3/25/44	77	77
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	6.530%	8/25/44	238	238
[2,6]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	427	399
[2,6]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	304	293
[2]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	90	92
[2]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	30	31
[2,5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	100	100
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	180	183
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	220	226
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	10	10
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	20	21
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	40	41
[2,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	180	190
[2,6]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	70	74
[2,6]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	30	31
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	50	51
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	250	258
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	20	21
[2,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	60	61
[2]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	110	101
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	100	89
[2,6]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	100	94
[2,6]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	102
[2,6]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	250	256
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	110	113
[2]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	250	262
[2]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	50	51
[2]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/30	40	41
[2]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	80	82
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	110	112
[2,6]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	100	102
[2,6]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	20	21
[2,6]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	10	10
[2,6]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	10	10
[2,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	100	103
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	130	129
[2,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	3,520	3,302
[2]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	520	573
[2,6,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.042%	3/15/72	7	7
[2,6]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	30	31
[2,6]	OBX Trust Series 2022-INV5	4.000%	10/25/52	136	127
[2,6]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	250	155
[2,6]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	130	132
[2,6]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	97	94
[2,6]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	100
[2,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	95
[2,6]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	70	65
[2,6]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	200	188
[2,6]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	80	75
[2]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	70	71
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	52
[2]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	40	42
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	40	41
[2]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	50	52
[2]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	60	63
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	140	143
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	150	154
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	160	166
[2]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	110	111
[2,6]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	70	72
[2,6]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	30	31
[2,6]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	30	31
[2,6]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	20	21
[2,6]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	20	20
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	80	82
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	30	31
4

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	30	31
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	30	31
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	30	31
[2,6]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	280	289
[2,6]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	160	165
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	310	319
[2,6]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	60	61
[2,6]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	30	31
[2,6]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	30	31
[2,6]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	157	159
[2,6]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	110	114
[2,6]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	99	101
[2,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	280	286
[2,6]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	190	194
[2,6]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	230	234
[2,6]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	150	155
[2,6]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	130	134
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	330	337
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	120	119
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	330	330
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	250	263
[2,6]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	45	43
[2]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	60	61
[2]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	30	31
[2]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	80	82
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $35,210)					35,728
Corporate Bonds (34.0%)
Communications (2.5%)
[6]	AMC Networks Inc.	10.250%	1/15/29	15	15
	AT&T Inc.	3.800%	2/15/27	830	823
[8]	AT&T Inc.	1.600%	5/19/28	200	213
	AT&T Inc.	4.900%	8/15/37	113	112
	AT&T Inc.	4.300%	12/15/42	150	134
	AT&T Inc.	3.550%	9/15/55	224	164
	AT&T Inc.	3.650%	9/15/59	545	395
[8]	Booking Holdings Inc.	3.500%	3/1/29	100	114
[6]	Cable One Inc.	4.000%	11/15/30	40	32
[6]	CCO Holdings LLC	5.000%	2/1/28	75	73
[6]	CCO Holdings LLC	5.375%	6/1/29	275	265
[6]	CCO Holdings LLC	4.750%	3/1/30	315	289
[6]	CCO Holdings LLC	4.250%	2/1/31	15	13
	Charter Communications Operating LLC	5.050%	3/30/29	64	64
[9]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	200	243
	Comcast Corp.	5.100%	6/1/29	130	135
	Comcast Corp.	6.550%	7/1/39	150	173
	Comcast Corp.	3.750%	4/1/40	283	245
	Comcast Corp.	3.450%	2/1/50	73	55
	Comcast Corp.	2.987%	11/1/63	367	233
[6]	Cox Communications Inc.	4.800%	2/1/35	170	162
[6]	Cox Communications Inc.	5.800%	12/15/53	240	235
[6]	CSC Holdings LLC	11.750%	1/31/29	70	68
[6]	CSC Holdings LLC	3.375%	2/15/31	75	53
	Discovery Communications LLC	3.950%	3/20/28	113	108
	Discovery Communications LLC	6.350%	6/1/40	259	247
[6]	DISH Network Corp.	11.750%	11/15/27	82	86
[6]	Frontier Communications Holdings LLC	6.000%	1/15/30	75	75
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	109
[6]	Level 3 Financing Inc.	4.250%	7/1/28	170	136
[6]	Level 3 Financing Inc.	3.875%	11/15/29	55	36
[6]	Level 3 Financing Inc.	10.500%	5/15/30	55	60
	Meta Platforms Inc.	4.550%	8/15/31	480	491
	Meta Platforms Inc.	4.750%	8/15/34	820	837
	Meta Platforms Inc.	5.400%	8/15/54	340	356
[6]	Midcontinent Communications	8.000%	8/15/32	115	117
[2,8]	Netflix Inc.	3.875%	11/15/29	100	116
	Netflix Inc.	5.400%	8/15/54	330	349
[6]	News Corp.	3.875%	5/15/29	320	303
[6]	Nexstar Media Inc.	4.750%	11/1/28	115	110
5

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Outfront Media Capital LLC	7.375%	2/15/31	45	48
	Paramount Global	2.900%	1/15/27	72	69
	Paramount Global	4.600%	1/15/45	210	156
	Rogers Communications Inc.	3.800%	3/15/32	310	288
	Rogers Communications Inc.	4.550%	3/15/52	120	104
[6]	Scripps Escrow Inc.	5.875%	7/15/27	100	87
[6]	Scripps Escrow II Inc.	3.875%	1/15/29	30	22
[6]	Scripps Escrow II Inc.	5.375%	1/15/31	30	17
	Sprint Capital Corp.	6.875%	11/15/28	860	939
	Sprint LLC	7.625%	3/1/26	1,520	1,569
[6]	Sunrise FinCo I BV	4.875%	7/15/31	135	128
[6]	Sunrise HoldCo IV BV	5.500%	1/15/28	40	40
	Telefonica Emisiones SA	4.665%	3/6/38	300	282
	T-Mobile USA Inc.	3.375%	4/15/29	100	96
[8]	T-Mobile USA Inc.	3.550%	5/8/29	200	227
	T-Mobile USA Inc.	3.600%	11/15/60	137	99
	T-Mobile USA Inc.	5.800%	9/15/62	260	275
	Uber Technologies Inc.	4.300%	1/15/30	35	35
	Uber Technologies Inc.	4.800%	9/15/34	105	105
	Uber Technologies Inc.	5.350%	9/15/54	595	590
[6]	Univision Communications Inc.	8.000%	8/15/28	30	31
[6]	Univision Communications Inc.	4.500%	5/1/29	5	4
[6]	Univision Communications Inc.	7.375%	6/30/30	180	174
[6]	Univision Communications Inc.	8.500%	7/31/31	45	45
	Verizon Communications Inc.	3.400%	3/22/41	190	155
	Verizon Communications Inc.	3.850%	11/1/42	57	49
	Verizon Communications Inc.	4.862%	8/21/46	540	525
	Verizon Communications Inc.	5.500%	2/23/54	360	377
[6]	Virgin Media Finance plc	5.000%	7/15/30	200	176
	Vodafone Group plc	6.150%	2/27/37	71	78
	Vodafone Group plc	5.750%	6/28/54	320	331
[6]	VZ Secured Financing BV	5.000%	1/15/32	80	74
	Warnermedia Holdings Inc.	3.755%	3/15/27	20	19
	Warnermedia Holdings Inc.	5.050%	3/15/42	103	84
					15,142
Consumer Discretionary (1.6%)
[6]	1011778 BC ULC	3.875%	1/15/28	85	82
[6]	1011778 BC ULC	6.125%	6/15/29	195	200
[6]	1011778 BC ULC	5.625%	9/15/29	40	41
[6]	Amer Sports Co.	6.750%	2/16/31	25	26
	American Axle & Manufacturing Inc.	5.000%	10/1/29	45	41
[8]	American Honda Finance Corp.	3.750%	10/25/27	200	228
[6]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	142
	BorgWarner Inc.	4.950%	8/15/29	115	117
[6]	Brink's Co.	6.500%	6/15/29	15	16
[6]	Builders FirstSource Inc.	6.375%	3/1/34	95	99
[6]	Caesars Entertainment Inc.	7.000%	2/15/30	85	89
[6]	Caesars Entertainment Inc.	6.500%	2/15/32	25	26
[6]	Carnival Corp.	5.750%	3/1/27	80	81
[6]	Carnival Corp.	4.000%	8/1/28	200	193
[6]	Carnival Corp.	6.000%	5/1/29	15	15
[6]	Carnival Corp.	10.500%	6/1/30	10	11
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	50	54
[6]	Churchill Downs Inc.	5.750%	4/1/30	195	195
[6]	Clarios Global LP	8.500%	5/15/27	100	100
	Dana Inc.	4.250%	9/1/30	65	58
	Dana Inc.	4.500%	2/15/32	30	27
[6]	Flutter Treasury DAC	6.375%	4/29/29	50	52
	Ford Motor Co.	9.625%	4/22/30	10	12
	Ford Motor Credit Co. LLC	2.700%	8/10/26	205	197
	Ford Motor Credit Co. LLC	4.950%	5/28/27	75	75
	Ford Motor Credit Co. LLC	6.800%	5/12/28	315	330
	Ford Motor Credit Co. LLC	2.900%	2/10/29	310	281
	Ford Motor Credit Co. LLC	7.200%	6/10/30	75	81
[6]	Garda World Security Corp.	7.750%	2/15/28	170	177
[6]	Garda World Security Corp.	8.250%	8/1/32	35	36
[6]	Garrett Motion Holdings Inc.	7.750%	5/31/32	35	36
	General Motors Co.	5.200%	4/1/45	30	27
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	230
6

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.550%	7/15/29	550	567
	General Motors Financial Co. Inc.	5.850%	4/6/30	250	260
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	9	9
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	175	161
[6]	Hanesbrands Inc.	9.000%	2/15/31	35	38
[8]	Harley-Davidson Financial Services Inc.	5.125%	4/5/26	100	114
[6]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	12	12
[6]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	52
[6]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	70	71
	Home Depot Inc.	4.875%	6/25/27	195	200
	Home Depot Inc.	4.750%	6/25/29	400	412
	Home Depot Inc.	5.950%	4/1/41	210	236
	Home Depot Inc.	4.950%	9/15/52	110	110
	Home Depot Inc.	5.300%	6/25/54	330	347
	Home Depot Inc.	5.400%	6/25/64	210	222
	KB Home	7.250%	7/15/30	115	120
[6]	Lithia Motors Inc.	4.625%	12/15/27	160	156
[6]	Lithia Motors Inc.	4.375%	1/15/31	200	186
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	194
	Lowe's Cos. Inc.	4.450%	4/1/62	190	161
[6]	MGM China Holdings Ltd.	7.125%	6/26/31	35	36
	MGM Resorts International	6.500%	4/15/32	50	51
[6]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	30	31
[6]	NCL Corp. Ltd.	5.875%	2/15/27	200	201
[6]	NCL Corp. Ltd.	8.125%	1/15/29	10	11
[6]	NCL Corp. Ltd.	7.750%	2/15/29	110	118
	Newell Brands Inc.	6.375%	9/15/27	90	91
	Newell Brands Inc.	6.625%	9/15/29	120	121
	Newell Brands Inc.	6.875%	4/1/36	20	19
	Newell Brands Inc.	7.000%	4/1/46	30	27
[6]	Ontario Gaming GTA LP	8.000%	8/1/30	40	42
[6]	Phinia Inc.	6.625%	10/15/32	30	30
[2,8]	RCI Banque SA	4.625%	10/2/26	600	681
[6]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	45	46
	Sally Holdings LLC	6.750%	3/1/32	10	10
	Service Corp. International	4.000%	5/15/31	5	5
[6]	Six Flags Entertainment Corp.	6.625%	5/1/32	30	31
[6]	Studio City Co. Ltd.	7.000%	2/15/27	125	126
[6]	Studio City Finance Ltd.	5.000%	1/15/29	50	46
[6]	Vail Resorts Inc.	6.500%	5/15/32	95	99
[6]	Victra Holdings LLC	8.750%	9/15/29	5	5
[8]	Volkswagen International Finance NV	3.875%	Perpetual	100	108
[2,8]	Volkswagen Leasing GmbH	0.375%	7/20/26	300	318
[5,6]	Wayfair LLC	7.250%	10/31/29	20	20
[6]	Wynn Macau Ltd.	5.625%	8/26/28	10	10
[6]	Wynn Macau Ltd.	5.125%	12/15/29	40	38
					9,324
Consumer Staples (1.6%)
[6]	Albertsons Cos. Inc.	6.500%	2/15/28	55	56
	Altria Group Inc.	3.400%	2/4/41	135	105
	Altria Group Inc.	3.875%	9/16/46	150	117
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	200	201
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	150	160
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	141	135
	Avery Dennison Corp.	4.875%	12/6/28	192	196
[6]	B&G Foods Inc.	8.000%	9/15/28	40	42
	BAT Capital Corp.	3.557%	8/15/27	237	232
	BAT Capital Corp.	2.259%	3/25/28	220	205
	BAT Capital Corp.	5.834%	2/20/31	720	763
[2,8]	British American Tobacco plc	3.000%	Perpetual	300	325
[6]	Cencosud SA	5.950%	5/28/31	750	782
	Coca-Cola Co.	4.650%	8/14/34	215	220
	Coca-Cola Co.	5.200%	1/14/55	365	383
	Conagra Brands Inc.	5.300%	10/1/26	285	291
[6]	Coty Inc.	6.625%	7/15/30	30	31
[6]	Energizer Holdings Inc.	4.750%	6/15/28	208	202
[6]	Energizer Holdings Inc.	4.375%	3/31/29	180	170
[6]	Imperial Brands Finance plc	6.125%	7/27/27	200	208
[6]	KeHE Distributors LLC	9.000%	2/15/29	100	104
7

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenvue Inc.	5.100%	3/22/43	140	145
	Keurig Dr Pepper Inc.	4.500%	11/15/45	350	319
[2]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	800	792
	Kraft Heinz Foods Co.	3.750%	4/1/30	320	312
	Kroger Co.	4.700%	8/15/26	550	554
	Kroger Co.	5.000%	9/15/34	390	393
	Kroger Co.	4.450%	2/1/47	93	82
	Kroger Co.	5.500%	9/15/54	350	352
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	141	132
[6]	Performance Food Group Inc.	5.500%	10/15/27	60	60
[6]	Performance Food Group Inc.	4.250%	8/1/29	20	19
[6]	Performance Food Group Inc.	6.125%	9/15/32	55	56
	Philip Morris International Inc.	5.625%	11/17/29	225	239
[8]	Philip Morris International Inc.	3.750%	1/15/31	100	114
	Philip Morris International Inc.	4.500%	3/20/42	106	98
[6]	Post Holdings Inc.	5.500%	12/15/29	41	41
[6]	Post Holdings Inc.	6.250%	2/15/32	105	108
[6]	Post Holdings Inc.	6.375%	3/1/33	110	112
[5,6]	Post Holdings Inc.	6.250%	10/15/34	25	25
[2,8]	Tesco Corporate Treasury Services plc	0.375%	7/27/29	200	196
	Tyson Foods Inc.	3.550%	6/2/27	500	491
[6]	US Foods Inc.	6.875%	9/15/28	10	10
[6]	US Foods Inc.	4.750%	2/15/29	42	41
[5,6]	US Foods Inc.	5.750%	4/15/33	35	35
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	45	45
					9,699
Energy (3.6%)
[6]	Antero Midstream Partners LP	6.625%	2/1/32	45	47
[6]	Blue Racer Midstream LLC	7.000%	7/15/29	80	83
[6]	Blue Racer Midstream LLC	7.250%	7/15/32	30	32
	Boardwalk Pipelines LP	4.800%	5/3/29	85	85
	BP Capital Markets America Inc.	3.060%	6/17/41	226	176
[2,8]	BP Capital Markets BV	3.773%	5/12/30	100	115
	Canadian Natural Resources Ltd.	6.250%	3/15/38	63	68
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	83
	Cheniere Energy Inc.	4.625%	10/15/28	47	47
	Cheniere Energy Partners LP	4.000%	3/1/31	130	123
	Cheniere Energy Partners LP	3.250%	1/31/32	160	143
	Cheniere Energy Partners LP	5.950%	6/30/33	30	32
[6]	Civitas Resources Inc.	8.375%	7/1/28	60	63
[6]	Civitas Resources Inc.	8.625%	11/1/30	20	21
[6]	Civitas Resources Inc.	8.750%	7/1/31	40	42
[6]	CNX Resources Corp.	7.375%	1/15/31	45	47
[6]	CNX Resources Corp.	7.250%	3/1/32	30	31
	ConocoPhillips Co.	3.800%	3/15/52	140	112
[6]	Continental Resources Inc.	2.268%	11/15/26	180	171
	DCP Midstream Operating LP	5.625%	7/15/27	240	247
[6]	DCP Midstream Operating LP	6.750%	9/15/37	430	477
	Devon Energy Corp.	4.750%	5/15/42	113	100
[6]	Diamond Foreign Asset Co.	8.500%	10/1/30	60	63
	Diamondback Energy Inc.	5.200%	4/18/27	590	602
	Diamondback Energy Inc.	5.400%	4/18/34	70	71
	Diamondback Energy Inc.	5.750%	4/18/54	180	181
[6]	DT Midstream Inc.	4.125%	6/15/29	270	258
	Enbridge Inc.	6.200%	11/15/30	540	588
	Enbridge Inc.	6.700%	11/15/53	205	238
	Energy Transfer LP	4.400%	3/15/27	415	416
	Energy Transfer LP	5.250%	7/1/29	215	222
	Energy Transfer LP	5.300%	4/1/44	120	115
	Energy Transfer LP	5.150%	3/15/45	200	186
	Energy Transfer LP	5.400%	10/1/47	319	304
	Energy Transfer LP	5.950%	5/15/54	205	210
	Enterprise Products Operating LLC	3.700%	1/31/51	305	238
	EOG Resources Inc.	4.375%	4/15/30	20	20
[6]	EQM Midstream Partners LP	7.500%	6/1/27	95	98
	EQM Midstream Partners LP	5.500%	7/15/28	235	238
[6]	EQM Midstream Partners LP	7.500%	6/1/30	125	137
	EQT Corp.	3.900%	10/1/27	67	66
	Exxon Mobil Corp.	2.995%	8/16/39	339	278
8

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	858	821
[2]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,281	1,136
	Genesis Energy LP	8.250%	1/15/29	155	160
	Genesis Energy LP	7.875%	5/15/32	25	25
[6]	Helmerich & Payne Inc.	4.650%	12/1/27	65	65
[6]	Helmerich & Payne Inc.	4.850%	12/1/29	40	39
	Hess Corp.	7.875%	10/1/29	160	183
[6]	Hess Midstream Operations LP	6.500%	6/1/29	35	36
[6]	Kinetik Holdings LP	6.625%	12/15/28	30	31
[6]	Kinetik Holdings LP	5.875%	6/15/30	10	10
	Marathon Oil Corp.	5.200%	6/1/45	90	89
[6]	Noble Finance II LLC	8.000%	4/15/30	50	52
	Occidental Petroleum Corp.	5.500%	12/1/25	140	141
	Occidental Petroleum Corp.	5.000%	8/1/27	235	238
	Occidental Petroleum Corp.	6.375%	9/1/28	197	207
	Occidental Petroleum Corp.	5.200%	8/1/29	295	300
	Occidental Petroleum Corp.	6.625%	9/1/30	89	96
	Occidental Petroleum Corp.	7.500%	5/1/31	70	79
	Occidental Petroleum Corp.	5.375%	1/1/32	205	208
	Occidental Petroleum Corp.	5.550%	10/1/34	270	274
	Occidental Petroleum Corp.	6.600%	3/15/46	25	27
	Occidental Petroleum Corp.	6.050%	10/1/54	355	361
	ONEOK Inc.	5.550%	11/1/26	210	215
	ONEOK Inc.	5.800%	11/1/30	230	245
[6]	Pan American Energy LLC	8.500%	4/30/32	355	375
[6]	Permian Resources Operating LLC	5.875%	7/1/29	180	180
[6]	Permian Resources Operating LLC	9.875%	7/15/31	20	22
[6]	Permian Resources Operating LLC	7.000%	1/15/32	45	47
[6]	Permian Resources Operating LLC	6.250%	2/1/33	40	41
	Petrobras Global Finance BV	7.375%	1/17/27	340	356
	Phillips 66 Co.	5.250%	6/15/31	290	300
	Phillips 66 Co.	5.650%	6/15/54	300	303
	Pioneer Natural Resources Co.	2.150%	1/15/31	310	272
[6]	Raizen Fuels Finance SA	5.700%	1/17/35	830	823
	Range Resources Corp.	8.250%	1/15/29	70	72
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	280	285
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	115	114
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,080	1,077
[6]	Schlumberger Holdings Corp.	5.000%	5/29/27	360	367
[6]	Seadrill Finance Ltd.	8.375%	8/1/30	20	21
[6]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	79	83
[6]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	25	26
	Suncor Energy Inc.	4.000%	11/15/47	147	117
	Suncor Energy Inc.	3.750%	3/4/51	60	45
[6]	Tallgrass Energy Partners LP	7.375%	2/15/29	70	71
[6]	Tallgrass Energy Partners LP	6.000%	12/31/30	65	62
	Targa Resources Corp.	5.200%	7/1/27	110	112
	Targa Resources Corp.	6.150%	3/1/29	455	485
	Targa Resources Corp.	6.125%	3/15/33	175	188
	Targa Resources Corp.	6.500%	3/30/34	420	465
	Targa Resources Partners LP	6.875%	1/15/29	45	46
	TotalEnergies Capital SA	5.275%	9/10/54	225	226
	TransCanada PipeLines Ltd.	4.250%	5/15/28	33	33
	TransCanada PipeLines Ltd.	4.100%	4/15/30	535	526
	TransCanada PipeLines Ltd.	5.100%	3/15/49	65	63
[6]	Transocean Inc.	8.250%	5/15/29	20	20
[6]	Transocean Inc.	8.750%	2/15/30	51	53
[6]	Transocean Inc.	8.500%	5/15/31	70	70
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	75	77
[6]	Valaris Ltd.	8.375%	4/30/30	173	178
	Valero Energy Corp.	3.650%	12/1/51	100	73
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	200	189
[6]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	35	37
[6]	Venture Global LNG Inc.	8.125%	6/1/28	20	21
[6]	Venture Global LNG Inc.	9.500%	2/1/29	185	208
[6]	Venture Global LNG Inc.	7.000%	1/15/30	40	41
[6]	Venture Global LNG Inc.	8.375%	6/1/31	35	37
[6]	Venture Global LNG Inc.	9.875%	2/1/32	95	106
[6]	Viper Energy Inc.	7.375%	11/1/31	45	48
[6]	Vital Energy Inc.	7.750%	7/31/29	30	30
9

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Vital Energy Inc.	7.875%	4/15/32	50	48
	Western Midstream Operating LP	4.500%	3/1/28	215	213
	Western Midstream Operating LP	4.750%	8/15/28	236	236
	Williams Cos. Inc.	5.150%	3/15/34	180	182
[6]	Yinson Boronia Production BV	8.947%	7/31/42	540	577
					21,559
Financials (12.0%)
[2,8]	ABN AMRO Bank NV	5.125%	2/22/33	100	116
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	144
	AerCap Ireland Capital DAC	6.100%	1/15/27	860	891
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	252
[6]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	50	51
[6]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	25	25
	Allstate Corp.	5.250%	3/30/33	133	139
	American Express Co.	5.098%	2/16/28	420	428
	American Express Co.	5.043%	7/26/28	376	384
	American Express Co.	5.915%	4/25/35	236	252
	American Express Co.	5.284%	7/26/35	1,191	1,240
[6]	AmWINS Group Inc.	6.375%	2/15/29	60	61
[6]	AmWINS Group Inc.	4.875%	6/30/29	15	14
	Aon North America Inc.	5.125%	3/1/27	160	164
	Aon North America Inc.	5.150%	3/1/29	670	692
	Aon North America Inc.	5.750%	3/1/54	540	572
	Apollo Global Management Inc.	5.800%	5/21/54	729	777
	Ares Capital Corp.	5.875%	3/1/29	200	205
	Assurant Inc.	4.900%	3/27/28	28	28
[6]	Athene Global Funding	1.985%	8/19/28	750	681
	Athene Holding Ltd.	6.250%	4/1/54	390	415
[6]	Australia & New Zealand Banking Group Ltd.	5.204%	9/30/35	270	269
[6]	Banco de Credito del Peru S.A.	5.800%	3/10/35	570	570
[2]	Banco Santander SA	5.365%	7/15/28	600	614
	Bank of America Corp.	5.933%	9/15/27	1,000	1,030
[2]	Bank of America Corp.	4.078%	4/23/40	340	310
	Bank of New York Mellon Corp.	4.947%	4/26/27	1,800	1,817
	Bank of New York Mellon Corp.	5.060%	7/22/32	350	362
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	230	260
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	410	426
	Bank of Nova Scotia	4.750%	2/2/26	500	503
	Barclays plc	5.304%	8/9/26	200	201
	Barclays plc	4.837%	9/10/28	370	373
	Barclays plc	7.385%	11/2/28	200	216
[8]	Barclays plc	0.577%	8/9/29	200	202
[2,8]	Barclays plc	4.918%	8/8/30	100	119
[9]	Barclays plc	3.750%	11/22/30	100	131
	BlackRock Funding Inc.	5.350%	1/8/55	930	977
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	300	318
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	100	105
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	200	203
[2,8]	BNP Paribas SA	1.125%	1/15/32	200	210
[9]	BPCE SA	2.500%	11/30/32	100	121
	Brown & Brown Inc.	5.650%	6/11/34	320	336
	Capital One Financial Corp.	3.750%	7/28/26	230	227
	Capital One Financial Corp.	3.750%	3/9/27	140	138
	Capital One Financial Corp.	7.149%	10/29/27	990	1,043
	Capital One Financial Corp.	5.468%	2/1/29	120	123
	Capital One Financial Corp.	3.273%	3/1/30	480	451
	Capital One Financial Corp.	5.884%	7/26/35	1,211	1,267
[2,8]	Carrefour Banque SA	4.079%	5/5/27	200	227
	Charles Schwab Corp.	2.450%	3/3/27	215	206
	Charles Schwab Corp.	6.136%	8/24/34	709	775
[2]	Citibank NA	5.570%	4/30/34	600	640
	Citigroup Inc.	4.542%	9/19/30	1,320	1,322
	Citigroup Inc.	4.650%	7/30/45	145	137
[2,8]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	200	215
	Corebridge Financial Inc.	3.650%	4/5/27	150	148
	Corebridge Financial Inc.	3.850%	4/5/29	330	321
	Corebridge Financial Inc.	3.900%	4/5/32	200	187
	Corebridge Financial Inc.	4.350%	4/5/42	190	168
	Corebridge Financial Inc.	4.400%	4/5/52	300	257
10

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Credit Agricole Assurances SA	2.625%	1/29/48	100	107
[6]	Credit Agricole SA	4.631%	9/11/28	250	251
[2,8]	Credit Mutuel Arkea SA	3.375%	9/19/27	200	226
[2,8]	Crelan SA	5.750%	1/26/28	200	240
[2,8]	Crelan SA	6.000%	2/28/30	100	122
[6]	Danske Bank A/S	5.427%	3/1/28	200	205
[2,8]	Deutsche Bank AG	1.625%	1/20/27	100	108
	Deutsche Bank AG	5.706%	2/8/28	120	123
	Deutsche Bank AG	6.720%	1/18/29	25	26
	Deutsche Bank AG	4.999%	9/11/30	390	392
[6]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	920	928
	Equitable Holdings Inc.	5.000%	4/20/48	102	98
	Fifth Third Bancorp	6.339%	7/27/29	280	298
	Fifth Third Bancorp	4.895%	9/6/30	380	385
	Fifth Third Bancorp	5.631%	1/29/32	180	188
[6]	Focus Financial Partners LLC	6.750%	9/15/31	45	45
	Gaci First Investment Co.	5.000%	1/29/29	1,000	1,016
	GATX Corp.	3.250%	9/15/26	101	99
	GATX Corp.	4.550%	11/7/28	22	22
	GATX Corp.	4.700%	4/1/29	51	51
[6]	GGAM Finance Ltd.	8.000%	2/15/27	60	63
[6]	GGAM Finance Ltd.	8.000%	6/15/28	35	37
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	297	339
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	310	329
[2,9]	Goldman Sachs Group Inc.	7.250%	4/10/28	100	144
	Goldman Sachs Group Inc.	6.750%	10/1/37	200	230
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	171
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	140	137
[2,8]	Grand City Properties SA	0.125%	1/11/28	300	298
[8]	Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	200	227
[6]	Howden UK Refinance plc	7.250%	2/15/31	25	26
[6]	Howden UK Refinance plc	8.125%	2/15/32	40	41
[2,9]	HSBC Holdings plc	1.750%	7/24/27	200	253
	HSBC Holdings plc	5.887%	8/14/27	1,000	1,027
	HSBC Holdings plc	6.332%	3/9/44	175	198
[6]	HUB International Ltd.	7.250%	6/15/30	20	21
[6]	HUB International Ltd.	7.375%	1/31/32	25	26
	Huntington Bancshares Inc.	5.023%	5/17/33	170	169
	Huntington Bancshares Inc.	5.709%	2/2/35	460	479
[8]	ING Groep NV	1.000%	11/13/30	200	216
	Intercontinental Exchange Inc.	5.250%	6/15/31	330	347
	Intercontinental Exchange Inc.	4.950%	6/15/52	100	100
[8]	JAB Holdings BV	1.000%	12/20/27	200	210
	JPMorgan Chase & Co.	5.040%	1/23/28	300	305
	JPMorgan Chase & Co.	5.571%	4/22/28	450	464
	JPMorgan Chase & Co.	4.979%	7/22/28	578	589
	JPMorgan Chase & Co.	5.294%	7/22/35	60	63
	JPMorgan Chase & Co.	6.400%	5/15/38	200	236
	JPMorgan Chase & Co.	5.500%	10/15/40	50	53
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	420	338
	JPMorgan Chase & Co.	5.600%	7/15/41	30	33
	JPMorgan Chase & Co.	3.157%	4/22/42	170	136
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	170	126
	JPMorgan Chase & Co.	3.328%	4/22/52	30	23
	JPMorgan Chase Bank NA	5.110%	12/8/26	690	705
[6]	Lseg US Fin Corp.	4.875%	3/28/27	200	203
	M&T Bank Corp.	6.082%	3/13/32	366	387
[6]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	60	62
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	243
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,500	1,507
[2]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	1,000	968
	MetLife Inc.	4.875%	11/13/43	100	98
	MetLife Inc.	5.000%	7/15/52	100	99
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	207
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	320	336
	Morgan Stanley	3.950%	4/23/27	174	172
[2]	Morgan Stanley	5.652%	4/13/28	510	527
[8]	Morgan Stanley	3.790%	3/21/30	100	114
	Morgan Stanley	5.466%	1/18/35	350	366
	Morgan Stanley	5.320%	7/19/35	410	426
11

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley	3.971%	7/22/38	175	159
[2]	Morgan Stanley	4.457%	4/22/39	140	134
	Morgan Stanley	4.300%	1/27/45	180	166
[2]	Morgan Stanley	2.802%	1/25/52	50	34
[7,8]	Morgan Stanley, 3M EURIBOR + 0.650%	4.130%	3/19/27	200	223
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	723	730
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	560	568
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	250	258
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	1,239	1,266
	Nasdaq Inc.	5.350%	6/28/28	600	623
	Nasdaq Inc.	3.950%	3/7/52	45	36
	Nasdaq Inc.	5.950%	8/15/53	300	327
[6]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	50	51
[6]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	25	24
[6]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	35	37
	NatWest Group plc	5.583%	3/1/28	270	277
[2]	NatWest Group plc	4.892%	5/18/29	200	202
[9]	NatWest Group plc	3.622%	8/14/30	400	527
	Navient Corp.	4.875%	3/15/28	8	8
	Navient Corp.	9.375%	7/25/30	30	33
[6]	New York Life Global Funding	4.850%	1/9/28	500	512
[2,8]	NIBC Bank NV	6.000%	11/16/28	100	122
	Nomura Holdings Inc.	5.783%	7/3/34	750	788
	OneMain Finance Corp.	3.500%	1/15/27	65	62
	OneMain Finance Corp.	7.125%	11/15/31	125	127
[6]	Panther Escrow Issuer LLC	7.125%	6/1/31	60	63
[6]	PennyMac Financial Services Inc.	7.875%	12/15/29	25	27
[6]	Penske Truck Leasing Co. LP	5.350%	1/12/27	200	204
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	100	135
	PNC Financial Services Group Inc.	3.150%	5/19/27	240	234
	PNC Financial Services Group Inc.	6.615%	10/20/27	310	324
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,330	1,390
	PNC Financial Services Group Inc.	5.939%	8/18/34	230	248
	PNC Financial Services Group Inc.	6.875%	10/20/34	500	573
	Prudential Financial Inc.	3.935%	12/7/49	250	207
	Prudential Financial Inc.	6.500%	3/15/54	150	161
	Regions Financial Corp.	5.722%	6/6/30	670	694
	Regions Financial Corp.	5.502%	9/6/35	560	570
[9]	Rothesay Life plc	8.000%	10/30/25	100	137
[9]	Rothesay Life plc	3.375%	7/12/26	100	130
[2]	Royal Bank of Canada	4.875%	1/19/27	700	713
[2]	Royal Bank of Canada	6.000%	11/1/27	500	528
[2]	Royal Bank of Canada	5.200%	8/1/28	120	125
[6]	Ryan Specialty LLC	5.875%	8/1/32	20	20
[8]	SCOR SE	3.000%	6/8/46	200	219
[6]	Shift4 Payments LLC	6.750%	8/15/32	20	21
[6]	Standard Chartered plc	5.688%	5/14/28	200	205
	State Street Corp.	5.820%	11/4/28	291	306
	State Street Corp.	4.530%	2/20/29	230	232
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	720	739
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	400	415
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	890	926
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	364	392
[2,8]	Swedbank AB	3.625%	8/23/32	200	224
	UBS AG	5.000%	7/9/27	800	817
	UBS AG	7.500%	2/15/28	500	549
[6]	UBS Group AG	6.327%	12/22/27	350	364
[6]	UBS Group AG	4.282%	1/9/28	1,430	1,419
[6]	UBS Group AG	4.253%	3/23/28	200	198
[6]	UBS Group AG	5.617%	9/13/30	345	360
[6]	UBS Group AG	3.091%	5/14/32	280	252
[6]	UBS Group AG	5.379%	9/6/45	1,300	1,330
[2]	US Bancorp	4.548%	7/22/28	411	414
	US Bancorp	5.775%	6/12/29	940	985
	US Bancorp	5.850%	10/21/33	200	213
	US Bancorp	5.836%	6/12/34	340	363
[7,8]	US Bancorp, 3M EURIBOR + 0.800%	4.351%	5/21/28	200	222
[6]	USI Inc.	7.500%	1/15/32	25	26
[2]	Wells Fargo & Co.	2.393%	6/2/28	490	466
[2]	Wells Fargo & Co.	3.068%	4/30/41	175	138
12

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	5.375%	11/2/43	155	156
[2]	Wells Fargo & Co.	4.611%	4/25/53	50	46
	Wells Fargo Bank NA	4.811%	1/15/26	690	695
[2]	Wells Fargo Bank NA	5.450%	8/7/26	500	512
	Willis North America Inc.	2.950%	9/15/29	904	839
					71,680
Health Care (1.9%)
	AbbVie Inc.	4.800%	3/15/27	1,185	1,208
	AbbVie Inc.	4.050%	11/21/39	702	649
	AbbVie Inc.	5.500%	3/15/64	125	133
	Agilent Technologies Inc.	4.750%	9/9/34	155	155
[8]	American Medical Systems Europe BV	3.375%	3/8/29	200	226
	Amgen Inc.	4.950%	10/1/41	450	440
	Amgen Inc.	5.650%	3/2/53	145	153
	Amgen Inc.	5.750%	3/2/63	95	100
	AstraZeneca plc	4.000%	9/18/42	260	234
	AstraZeneca plc	4.375%	8/17/48	311	289
[6]	Bausch + Lomb Corp.	8.375%	10/1/28	23	24
	Becton Dickinson & Co.	4.874%	2/8/29	365	373
[8]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	200	227
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	162
	Bristol-Myers Squibb Co.	2.350%	11/13/40	254	182
	Bristol-Myers Squibb Co.	2.550%	11/13/50	180	115
	Bristol-Myers Squibb Co.	5.650%	2/22/64	610	647
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	100	98
[6]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	125	123
	Cencora Inc.	4.300%	12/15/47	300	265
	Cigna Group	4.800%	8/15/38	100	97
[2]	CommonSpirit Health	4.350%	11/1/42	300	269
[6]	Community Health Systems Inc.	10.875%	1/15/32	85	94
	CVS Health Corp.	1.750%	8/21/30	476	406
	CVS Health Corp.	6.000%	6/1/44	325	336
[6]	DaVita Inc.	3.750%	2/15/31	40	36
[6]	DaVita Inc.	6.875%	9/1/32	65	67
	Elevance Health Inc.	3.650%	12/1/27	315	311
	Elevance Health Inc.	5.150%	6/15/29	215	223
	Elevance Health Inc.	3.125%	5/15/50	50	35
	Elevance Health Inc.	6.100%	10/15/52	210	233
[6]	Endo Finance Holdings Inc.	8.500%	4/15/31	45	48
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	40	40
	GE HealthCare Technologies Inc.	5.600%	11/15/25	370	374
	GE HealthCare Technologies Inc.	4.800%	8/14/29	150	153
	Gilead Sciences Inc.	4.150%	3/1/47	110	96
	HCA Inc.	5.450%	4/1/31	510	531
[6]	LifePoint Health Inc.	11.000%	10/15/30	35	40
[6]	Medline Borrower LP	3.875%	4/1/29	28	27
[6]	Medline Borrower LP	6.250%	4/1/29	25	26
	Merck & Co. Inc.	5.150%	5/17/63	265	270
[6]	Organon & Co.	6.750%	5/15/34	30	31
[6]	Organon & Co.	7.875%	5/15/34	5	5
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	159
	Quest Diagnostics Inc.	4.200%	6/30/29	140	139
	Revvity Inc.	3.300%	9/15/29	201	190
[6]	Star Parent Inc.	9.000%	10/1/30	57	61
[8]	Stryker Corp.	3.375%	12/11/28	300	340
	Stryker Corp.	4.625%	9/11/34	70	70
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	140
	Tenet Healthcare Corp.	6.125%	10/1/28	49	49
	Tenet Healthcare Corp.	4.250%	6/1/29	60	58
	Tenet Healthcare Corp.	6.750%	5/15/31	95	99
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	45	45
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	55	61
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	75	86
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	29	22
	UnitedHealth Group Inc.	3.700%	5/15/27	20	20
	UnitedHealth Group Inc.	5.250%	2/15/28	80	83
	UnitedHealth Group Inc.	2.750%	5/15/40	315	241
	UnitedHealth Group Inc.	6.050%	2/15/63	100	113
13

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	4.700%	2/1/43	105	100
					11,627
Industrials (2.7%)
[6]	Advanced Drainage Systems Inc.	6.375%	6/15/30	75	77
[6]	Air Canada	3.875%	8/15/26	200	195
	Allegion plc	3.500%	10/1/29	174	166
[6]	Allison Transmission Inc.	4.750%	10/1/27	155	152
[6]	American Airlines Inc.	7.250%	2/15/28	44	45
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	185	178
[6]	Arcosa Inc.	6.875%	8/15/32	20	21
[8]	Ayvens SA	4.375%	11/23/26	100	114
[8]	Ayvens SA	3.875%	2/22/27	200	227
[8]	Ayvens SA	3.875%	1/24/28	100	113
[2,8]	Ayvens SA	4.875%	10/6/28	100	118
[6]	Boeing Co.	6.298%	5/1/29	20	21
	Boeing Co.	5.150%	5/1/30	265	266
	Boeing Co.	3.625%	2/1/31	66	60
[6]	Boeing Co.	6.388%	5/1/31	821	873
[6]	Boeing Co.	6.528%	5/1/34	687	737
	Boeing Co.	5.805%	5/1/50	250	242
[6]	Boeing Co.	6.858%	5/1/54	16	18
[6]	Bombardier Inc.	7.250%	7/1/31	45	48
[6]	Bombardier Inc.	7.000%	6/1/32	45	47
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	492
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	135	146
[6]	Chart Industries Inc.	7.500%	1/1/30	25	26
[6]	Chart Industries Inc.	9.500%	1/1/31	15	16
[6]	Clean Harbors Inc.	4.875%	7/15/27	75	74
[6]	Clean Harbors Inc.	6.375%	2/1/31	50	51
	CSX Corp.	3.800%	11/1/46	283	237
[6]	Delta Air Lines Inc.	4.750%	10/20/28	1,011	1,009
[2,8]	Deutsche Lufthansa AG	2.875%	5/16/27	100	110
[6]	ERAC USA Finance LLC	4.600%	5/1/28	180	182
[6]	ERAC USA Finance LLC	7.000%	10/15/37	920	1,096
[8]	Fortive Corp.	3.700%	8/15/29	300	340
[6]	Gates Corp.	6.875%	7/1/29	40	41
[6]	Genesee & Wyoming Inc.	6.250%	4/15/32	65	67
[6]	Hawaiian Brand Intellectual Property Ltd.	11.000%	4/15/29	80	80
[2,9]	Heathrow Funding Ltd.	6.750%	12/3/26	100	139
[6]	Herc Holdings Inc.	6.625%	6/15/29	45	47
[8]	Honeywell International Inc.	3.375%	3/1/30	300	339
	Honeywell International Inc.	4.750%	2/1/32	10	10
	Honeywell International Inc.	5.350%	3/1/64	500	528
	Ingersoll Rand Inc.	5.197%	6/15/27	40	41
	Ingersoll Rand Inc.	5.314%	6/15/31	30	31
[8]	International Consolidated Airlines Group SA	3.750%	3/25/29	100	112
[6]	JetBlue Airways Corp.	9.875%	9/20/31	100	105
	Lockheed Martin Corp.	4.700%	5/15/46	110	107
	Lockheed Martin Corp.	4.300%	6/15/62	360	319
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,062	2,088
[2,8]	Motability Operations Group plc	3.625%	7/24/29	100	114
	Northrop Grumman Corp.	5.200%	6/1/54	980	998
	Parker-Hannifin Corp.	3.250%	6/14/29	810	778
[6]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	105	101
[6]	Rolls-Royce plc	3.625%	10/14/25	180	178
	RTX Corp.	4.875%	10/15/40	127	124
	RTX Corp.	5.375%	2/27/53	240	247
[2]	Ryder System Inc.	5.300%	3/15/27	130	133
[6]	Spirit AeroSystems Inc.	9.375%	11/30/29	64	69
[6]	Spirit AeroSystems Inc.	9.750%	11/15/30	83	93
[5,6]	Terex Corp.	6.250%	10/15/32	27	27
[6]	TopBuild Corp.	3.625%	3/15/29	135	126
[6]	TopBuild Corp.	4.125%	2/15/32	35	32
[6]	TransDigm Inc.	6.750%	8/15/28	300	309
[6]	TransDigm Inc.	6.375%	3/1/29	96	99
[6]	TransDigm Inc.	6.875%	12/15/30	75	79
[6]	TransDigm Inc.	7.125%	12/1/31	105	111
[6]	TransDigm Inc.	6.625%	3/1/32	6	6
[6]	TransDigm Inc.	6.000%	1/15/33	15	15
14

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,8]	Traton Finance Luxembourg SA	4.125%	11/22/25	300	336
[6]	Triumph Group Inc.	9.000%	3/15/28	68	71
[6]	United Airlines Inc.	4.375%	4/15/26	140	138
[6]	United Airlines Inc.	4.625%	4/15/29	120	116
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	35	36
[6]	Watco Cos. LLC	7.125%	8/1/32	20	21
[6]	WESCO Distribution Inc.	6.375%	3/15/29	80	83
[6]	WESCO Distribution Inc.	6.625%	3/15/32	65	68
					16,059
Materials (1.8%)
[6]	Anglo American Capital plc	4.500%	3/15/28	200	199
[6]	Antofagasta plc	6.250%	5/2/34	300	320
[6]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	5	5
[6]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	130	116
[6]	Arsenal AIC Parent LLC	8.000%	10/1/30	20	21
[6]	Avient Corp.	6.250%	11/1/31	15	15
[6]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25	27
[6]	Axalta Coating Systems LLC	4.750%	6/15/27	180	179
	Ball Corp.	6.875%	3/15/28	80	83
	Ball Corp.	6.000%	6/15/29	60	62
	Ball Corp.	2.875%	8/15/30	70	62
	Ball Corp.	3.125%	9/15/31	90	80
[6]	Big River Steel LLC	6.625%	1/31/29	190	192
[2]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,270	1,132
[6]	Braskem Netherlands Finance BV	8.500%	1/12/31	820	869
[6]	Canpack SA	3.875%	11/15/29	265	247
[6]	Chemours Co.	5.750%	11/15/28	10	9
[6]	Chemours Co.	4.625%	11/15/29	250	224
[6]	Cleveland-Cliffs Inc.	7.000%	3/15/32	145	147
	Dow Chemical Co.	5.600%	2/15/54	480	495
	Eastman Chemical Co.	4.500%	12/1/28	100	101
[6]	Element Solutions Inc.	3.875%	9/1/28	270	257
	FMC Corp.	5.150%	5/18/26	165	167
[6]	Hudbay Minerals Inc.	4.500%	4/1/26	190	188
[6]	Kaiser Aluminum Corp.	4.625%	3/1/28	65	63
	LYB International Finance III LLC	3.375%	10/1/40	339	268
[6]	NOVA Chemicals Corp.	8.500%	11/15/28	20	21
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	50	54
[6]	Novelis Corp.	4.750%	1/30/30	176	170
[6]	Novelis Corp.	3.875%	8/15/31	152	139
	Nucor Corp.	3.850%	4/1/52	100	81
	Nutrien Ltd.	5.950%	11/7/25	125	127
	Nutrien Ltd.	5.400%	6/21/34	498	516
	Nutrien Ltd.	5.800%	3/27/53	155	164
[6]	Olympus Water US Holding Corp.	4.250%	10/1/28	66	63
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	175	187
[6]	Olympus Water US Holding Corp.	6.250%	10/1/29	40	39
[6]	Olympus Water US Holding Corp.	7.250%	6/15/31	15	16
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	45	46
[6]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	64	65
[6]	Sealed Air Corp.	6.125%	2/1/28	95	97
[6]	Sealed Air Corp.	5.000%	4/15/29	35	34
[6]	Sealed Air Corp.	7.250%	2/15/31	40	42
[2]	Sherwin-Williams Co.	4.550%	3/1/28	615	623
[6]	Sisecam UK plc	8.625%	5/2/32	1,400	1,439
[6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	205	212
[6]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	320	342
[6]	SNF Group SACA	3.125%	3/15/27	55	52
[6]	SNF Group SACA	3.375%	3/15/30	255	230
[6]	Summit Materials LLC	7.250%	1/15/31	20	21
[6]	WR Grace Holdings LLC	5.625%	8/15/29	50	47
[6]	WR Grace Holdings LLC	7.375%	3/1/31	35	37
	WRKCo Inc.	3.375%	9/15/27	200	195
	WRKCo Inc.	4.000%	3/15/28	100	99
[6]	Yara International ASA	4.750%	6/1/28	73	73
					10,759
Real Estate (0.8%)
[2,9]	Akelius Residential Property AB	2.375%	8/15/25	100	130
[8]	American Tower Corp.	0.450%	1/15/27	150	158
15

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,8]	Aroundtown SA	0.000%	7/16/26	100	104
[2,8]	Aroundtown SA	0.375%	4/15/27	100	102
[2,8]	Aroundtown SA	1.450%	7/9/28	100	101
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	752
	COPT Defense Properties LP	2.250%	3/15/26	545	526
	ERP Operating LP	4.500%	7/1/44	230	212
	Extra Space Storage LP	5.900%	1/15/31	320	340
[2,8]	Heimstaden Bostad AB	1.125%	1/21/26	200	213
	Kimco Realty OP LLC	4.250%	4/1/45	75	64
	Kimco Realty OP LLC	3.700%	10/1/49	110	85
[6]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	50	49
[6]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	100	106
	MPT Operating Partnership LP	5.250%	8/1/26	20	19
	MPT Operating Partnership LP	3.500%	3/15/31	70	51
[6]	Park Intermediate Holdings LLC	7.000%	2/1/30	40	41
[5,6]	Pebblebrook Hotel LP	6.375%	10/15/29	15	15
[2,8]	Prologis International Funding II SA	3.625%	3/7/30	100	112
	Prologis LP	1.750%	2/1/31	100	86
	Prologis LP	5.250%	3/15/54	250	254
[2,9]	Realty Income Corp.	1.875%	1/14/27	100	124
[9]	Realty Income Corp.	5.000%	10/15/29	200	266
	Realty Income Corp.	4.850%	3/15/30	50	51
[8]	Realty Income Corp.	4.875%	7/6/30	200	237
[6]	RHP Hotel Properties LP	6.500%	4/1/32	35	36
	Sabra Health Care LP	3.200%	12/1/31	380	334
	SBA Communications Corp.	3.875%	2/15/27	50	49
	SBA Communications Corp.	3.125%	2/1/29	50	46
[6]	Starwood Property Trust Inc.	7.250%	4/1/29	15	16
[5,6]	Starwood Property Trust Inc.	6.000%	4/15/30	70	70
[8]	Vonovia SE	1.875%	6/28/28	100	106
[2,8]	Vonovia SE	0.250%	9/1/28	100	99
	Weyerhaeuser Co.	6.950%	10/1/27	50	54
					5,008
Technology (2.1%)
[6]	Atkore Inc.	4.250%	6/1/31	30	27
	Atlassian Corp.	5.250%	5/15/29	190	196
	Atlassian Corp.	5.500%	5/15/34	170	178
	Block Inc.	2.750%	6/1/26	10	10
[6]	Block Inc.	6.500%	5/15/32	145	151
[6]	Boost Newco Borrower LLC	7.500%	1/15/31	35	38
	Broadcom Inc.	3.150%	11/15/25	500	493
	Broadcom Inc.	3.459%	9/15/26	610	602
[5]	Broadcom Inc.	4.150%	2/15/28	690	689
[5]	Broadcom Inc.	4.350%	2/15/30	700	699
	Broadcom Inc.	4.150%	11/15/30	190	187
	Broadcom Inc.	5.150%	11/15/31	250	259
[6]	Broadcom Inc.	4.150%	4/15/32	285	276
	Cadence Design Systems Inc.	4.200%	9/10/27	140	141
	Cadence Design Systems Inc.	4.300%	9/10/29	230	231
[6]	Central Parent LLC	8.000%	6/15/29	75	78
[6]	Cloud Software Group Inc.	6.500%	3/31/29	40	40
[6]	Cloud Software Group Inc.	9.000%	9/30/29	40	41
[6]	Cloud Software Group Inc.	8.250%	6/30/32	140	146
	Cotiviti Corp.	7.625%	5/1/31	5	5
	Dell International LLC	4.900%	10/1/26	160	162
	Dell International LLC	8.350%	7/15/46	46	62
[6]	Entegris Inc.	4.750%	4/15/29	395	389
[6]	Entegris Inc.	5.950%	6/15/30	300	306
[8]	Fidelity National Information Services Inc.	1.000%	12/3/28	100	102
	Global Payments Inc.	4.800%	4/1/26	540	541
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	1,260	1,261
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	360	353
[6]	Imola Merger Corp.	4.750%	5/15/29	155	151
	Intel Corp.	5.150%	2/21/34	540	546
	Intel Corp.	4.100%	5/19/46	186	148
	Intel Corp.	4.900%	8/5/52	100	88
	Intel Corp.	5.900%	2/10/63	120	120
	Kyndryl Holdings Inc.	6.350%	2/20/34	120	128
[6]	McAfee Corp.	7.375%	2/15/30	70	68
16

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Oracle Corp.	4.200%	9/27/29	2,257	2,252
	Oracle Corp.	3.850%	7/15/36	250	226
	Oracle Corp.	4.000%	11/15/47	424	349
[6]	Rocket Software Inc.	9.000%	11/28/28	40	42
	Seagate HDD Cayman	8.250%	12/15/29	30	33
	Seagate HDD Cayman	8.500%	7/15/31	25	27
	Texas Instruments Inc.	5.150%	2/8/54	460	472
	Texas Instruments Inc.	5.050%	5/18/63	410	411
[6]	UKG Inc.	6.875%	2/1/31	65	67
					12,791
Utilities (3.4%)
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	200	158
	AEP Transmission Co. LLC	5.400%	3/15/53	130	135
	AES Corp.	5.450%	6/1/28	230	237
[6]	Alpha Generation LLC	6.750%	10/15/32	15	15
	Ameren Corp.	5.700%	12/1/26	830	853
	American Electric Power Co. Inc.	5.699%	8/15/25	920	928
	Atmos Energy Corp.	6.200%	11/15/53	170	196
[5]	Atmos Energy Corp.	5.000%	12/15/54	570	557
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	289
[6]	Calpine Corp.	4.500%	2/15/28	102	100
[6]	Calpine Corp.	5.125%	3/15/28	50	49
[6]	Calpine Corp.	4.625%	2/1/29	30	29
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	70	71
	CenterPoint Energy Inc.	5.250%	8/10/26	1,500	1,525
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	265	260
[6]	Clearway Energy Operating LLC	3.750%	1/15/32	10	9
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	280	299
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	560	620
	DTE Energy Co.	2.950%	3/1/30	200	185
	Duke Energy Carolinas LLC	3.750%	6/1/45	130	107
	Duke Energy Corp.	3.300%	6/15/41	226	178
	Duke Energy Florida LLC	6.200%	11/15/53	170	195
	Duke Energy Ohio Inc.	5.650%	4/1/53	160	169
	Duke Energy Ohio Inc.	5.550%	3/15/54	460	481
[6]	Enel Finance America LLC	2.875%	7/12/41	300	216
	Entergy Texas Inc.	5.000%	9/15/52	70	68
	Entergy Texas Inc.	5.800%	9/1/53	160	171
	Exelon Corp.	4.450%	4/15/46	660	588
	Exelon Corp.	4.100%	3/15/52	100	83
	Exelon Corp.	5.600%	3/15/53	190	198
[6]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	930	969
	FirstEnergy Corp.	2.650%	3/1/30	120	110
[2]	FirstEnergy Corp.	2.250%	9/1/30	70	62
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	110	111
[6]	FirstEnergy Transmission LLC	4.550%	1/15/30	450	454
[6]	FirstEnergy Transmission LLC	4.550%	4/1/49	180	162
	Georgia Power Co.	5.004%	2/23/27	820	838
	Georgia Power Co.	5.125%	5/15/52	100	100
	Idaho Power Co.	5.200%	8/15/34	185	192
	MidAmerican Energy Co.	5.300%	2/1/55	360	372
[2,8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	200	226
[9]	National Grid Electricity Distribution plc	3.500%	10/16/26	200	261
	National Grid plc	5.602%	6/12/28	350	366
	Nevada Power Co.	6.000%	3/15/54	200	221
[5,6]	Niagara Energy SAC	5.746%	10/3/34	640	643
	NiSource Inc.	5.200%	7/1/29	650	673
	OGE Energy Corp.	5.450%	5/15/29	40	42
	Pacific Gas & Electric Co.	3.150%	1/1/26	225	221
	Pacific Gas & Electric Co.	5.550%	5/15/29	420	436
	Pacific Gas & Electric Co.	2.500%	2/1/31	37	32
	Pacific Gas & Electric Co.	6.150%	1/15/33	200	215
	Pacific Gas & Electric Co.	4.500%	7/1/40	29	27
	Pacific Gas & Electric Co.	3.300%	8/1/40	60	47
	Pacific Gas & Electric Co.	3.500%	8/1/50	37	27
[6]	Pampa Energia SA	7.950%	9/10/31	434	441
[6]	Pattern Energy Operations LP	4.500%	8/15/28	15	14
	PPL Electric Utilities Corp.	5.250%	5/15/53	230	238
	Public Service Enterprise Group Inc.	5.200%	4/1/29	970	1,006
17

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Rayburn Country Securitization LLC	2.307%	12/1/30	166	155
	Southern California Edison Co.	5.450%	6/1/31	530	561
	Union Electric Co.	5.450%	3/15/53	450	470
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	700	567
	Virginia Electric & Power Co.	5.450%	4/1/53	140	145
	Virginia Electric & Power Co.	5.550%	8/15/54	475	500
[6]	Vistra Operations Co. LLC	5.625%	2/15/27	40	40
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	130	129
[6]	Vistra Operations Co. LLC	7.750%	10/15/31	95	102
[6]	Vistra Operations Co. LLC	6.875%	4/15/32	35	37
[9]	Yorkshire Water Finance plc	1.750%	11/26/26	100	123
					20,304
Total Corporate Bonds (Cost $201,409)					203,952
Floating Rate Loan Interests (0.6%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	10.294%	4/20/28	1,575	1,617
[7]	Alpha Generation LLC First Lien Term Loan B, TSFR12M + 2.750%	6.947%	9/19/31	20	20
[7]	Bausch & Lomb Inc. First Lien Initial Term Loan, TSFR1M + 3.250%	8.270%	5/10/27	30	30
[7]	Bausch Health Cos. Inc. First Lien Second Amendment Term Loan, TSFR1M + 5.250%	10.195%	2/1/27	146	140
[7]	Boost Newco Borrower LLC First Lien Initial Term Loan, TSFR3M + 3.000%	8.335%	1/31/31	10	10
[7]	Chemours Co. First Lien Term Loan B, TSFR1M + 3.500%	8.345%	8/18/28	66	66
[7]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 4.000%	8.604%	3/30/29	8	8
[7]	Cotiviti Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	8.451%	5/1/31	20	20
[7]	Endo Finance Holdings Inc. First Lien Initial Term Loan, TSFR3M + 4.500%	9.783%	4/9/31	50	50
[7]	First Student Bidco Inc. First Lien Incremental Term Loan B, TSFR3M + 3.000%	7.704%	7/21/28	106	106
[7]	First Student Bidco Inc. First Lien Initial Term Loan B, TSFR3M + 3.000%	7.865%	7/21/28	83	83
[7]	First Student Bidco Inc. First Lien Initial Term Loan C, TSFR3M + 3.000%	7.865%	7/21/28	24	24
[7]	Frontier Communications Holdings LLC First Lien Term Loan, TSFR6M + 3.500%	8.763%	7/1/31	40	40
[7]	Grant Thornton Advisors LLC First Lien Initial Term Loan, TSFR1M + 3.250%	8.095%	5/31/31	35	35
[7]	Hub International Ltd. First Lien Incremental Term Loan, TSFR3M + 3.000%	8.255%	6/20/30	45	45
[7]	McAfee Corp. First Lien Tranche B-1 Term Loan, TSFR1M + 3.250%	8.451%	3/1/29	108	108
[7]	Medline Borrower LP First Lien Initial Term Loan, TSFR1M + 2.750%	7.595%	10/23/28	360	360
[7]	MITER Brands Acquisition Holdco Inc. First Lien Incremental Term Loan, TSFR1M + 3.500%	8.345%	3/28/31	10	10
[7]	NCR Atleos LLC First Lien Term Loan B, TSFR3M + 4.750%	10.102%	3/22/29	55	55
[7]	SBA Senior Finance II LLC First Lien Term Loan B, TSFR1M + 2.000%	6.845%	1/27/31	55	55
[7]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR3M + 3.000%	8.252%	7/31/31	70	70
[7]	SkyMiles IP Ltd. First Lien Initial Term Loan, TSFR3M + 3.750%	9.032%	10/20/27	115	118
[7]	Star Parent Inc. First Lien Term Loan, TSFR3M + 3.750%	9.085%	9/27/30	25	24
[7]	Truist Insurance Holdings Inc. Second Lien Initial Term Loan, TSFR3M + 4.750%	9.354%	5/6/32	25	25
[7]	United Airlines Inc. First Lien Term Loan B, TSFR3M + 2.750%	8.033%	2/22/31	10	10
[7]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	6.595%	5/24/30	293	292
Total Floating Rate Loan Interests (Cost $3,407)					3,421
Sovereign Bonds (22.4%)
	Agence Francaise de Developpement EPIC	4.000%	6/15/27	5,400	5,422
[10]	Arab Republic of Egypt	0.000%	3/11/25	47,000	861
[2]	Arab Republic of Egypt	8.700%	3/1/49	350	286
[2]	Arab Republic of Egypt	8.875%	5/29/50	200	166
[2]	Argentine Republic	0.750%	7/9/30	605	366
[2]	Argentine Republic	3.500%	7/9/41	535	244
[2]	Argentine Republic	4.125%	7/9/46	105	53
[2]	Asian Development Bank	3.625%	8/28/29	5,677	5,675
[2,11]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	200	210
[2]	Bermuda	3.717%	1/25/27	200	196
[2,6]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	1,503	1,547
[2]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,897	1,991
[2,6]	CDP Financial Inc.	4.875%	6/5/29	1,857	1,940
[2,6]	Central American Bank for Economic Integration	5.000%	1/25/27	1,819	1,854
	Corp. Andina de Fomento	4.125%	1/7/28	1,230	1,236
	Corp. Andina de Fomento	5.000%	1/24/29	2,102	2,174
[2]	Dominican Republic	6.875%	1/29/26	1,541	1,568
[2]	Dominican Republic	5.950%	1/25/27	1,230	1,246
[2]	Empresa Nacional del Petroleo	5.250%	11/6/29	1,400	1,413
[2]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	1,600	1,603
	European Investment Bank	3.750%	11/15/29	5,652	5,681
[8]	European Investment Bank	2.875%	10/15/31	1,838	2,100
18

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	European Investment Bank	2.625%	9/4/34	2,145	2,374
[2,8]	European Union	2.750%	10/5/26	5,899	6,624
[8]	European Union	2.875%	10/5/29	588	668
[2,8]	European Union	0.300%	11/4/50	2,695	1,535
[2,8]	European Union	3.000%	3/4/53	473	495
[2,8]	European Union	3.375%	10/5/54	396	441
	Federative Republic of Brazil	7.125%	5/13/54	200	208
[5,8]	Free and Hanseatic City of Hamburg	2.375%	10/2/29	2,080	2,316
[6,8]	Hellenic Republic	3.375%	6/15/34	3,438	3,913
[6,8]	Hellenic Republic	4.125%	6/15/54	707	814
[2,8]	Ivory Coast Government Bond	4.875%	1/30/32	600	588
[2,12]	Japan	1.200%	6/20/53	105,150	594
[2,12]	Japan	2.200%	6/20/54	105,150	749
[13]	Japan International Cooperation Agency	4.750%	5/21/29	580	601
[5,14]	KFW	3.500%	8/27/27	4,913	4,897
[9,14]	KFW	3.875%	10/1/29	1,145	1,523
[2]	Kingdom of Bahrain	5.250%	1/25/33	630	594
[6]	Kingdom of Belgium	4.875%	6/10/55	1,290	1,344
[2]	Kingdom of Morocco	2.375%	12/15/27	400	371
[2]	Kingdom of Morocco	6.500%	9/8/33	200	217
[2,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	1,545	1,576
[6,8]	Kingdom of Spain	3.450%	10/31/34	1,114	1,295
[2,15]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	1,480	1,520
[2]	Oman Government Bond	4.750%	6/15/26	2,900	2,893
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	15	15
[2]	Oriental Republic of Uruguay	5.250%	9/10/60	200	200
[2]	Paraguay Government Bond	4.700%	3/27/27	1,519	1,515
[2]	Paraguay Government Bond	4.950%	4/28/31	200	199
[2]	Paraguay Government Bond	2.739%	1/29/33	725	617
[2,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	883
[2]	Petroleos del Peru SA	4.750%	6/19/32	320	252
	Petroleos Mexicanos	4.500%	1/23/26	615	595
	Petroleos Mexicanos	6.875%	8/4/26	1,571	1,564
	Petroleos Mexicanos	6.500%	3/13/27	1,930	1,893
	Petroleos Mexicanos	6.500%	1/23/29	750	708
	Petroleos Mexicanos	6.840%	1/23/30	250	232
	Petroleos Mexicanos	6.625%	6/15/35	60	49
	Petroleos Mexicanos	6.500%	6/2/41	160	118
	Petroleos Mexicanos	6.750%	9/21/47	740	529
[2]	Petroliam Nasional Bhd.	7.625%	10/15/26	2,600	2,765
[8]	Republic of Bulgaria	3.625%	9/5/32	1,867	2,109
	Republic of Chile	3.125%	1/21/26	3,000	2,941
[2]	Republic of Chile	2.750%	1/31/27	399	385
[2]	Republic of Colombia	3.875%	4/25/27	1,132	1,092
[2]	Republic of Colombia	3.000%	1/30/30	8,340	7,148
[2]	Republic of Colombia	4.125%	2/22/42	1,526	1,054
	Republic of Costa Rica	6.125%	2/19/31	770	798
[2,8]	Republic of Cyprus	3.250%	6/27/31	1,090	1,258
[2]	Republic of Ecuador	5.500%	7/31/35	245	138
[2]	Republic of El Salvador	7.650%	6/15/35	180	155
[2]	Republic of Guatemala	4.375%	6/5/27	300	292
[2]	Republic of Guatemala	4.875%	2/13/28	1,145	1,128
[2]	Republic of Guatemala	5.250%	8/10/29	250	247
[8]	Republic of Iceland	3.500%	3/21/34	1,142	1,325
[2,8]	Republic of Indonesia	3.375%	7/30/25	1,000	1,111
[2]	Republic of Indonesia	4.750%	9/10/34	858	866
[8]	Republic of Lithuania	3.500%	7/3/31	462	528
	Republic of Panama	8.875%	9/30/27	500	555
[2]	Republic of Paraguay	5.000%	4/15/26	5,285	5,286
[2]	Republic of Peru	2.783%	1/23/31	641	572
[2]	Republic of Peru	5.375%	2/8/35	1,287	1,320
[2]	Republic of Poland	5.750%	11/16/32	130	140
[2,8]	Republic of Romania	1.750%	7/13/30	582	550
[6,8]	Republic of Romania	5.375%	3/22/31	950	1,082
[2,6,8]	Republic of Romania	5.125%	9/24/31	1,100	1,228
[2]	Republic of Turkiye	4.875%	4/16/43	810	610
[2]	Republic of Uzbekistan International Bond	7.850%	10/12/28	833	881
[2]	Republic of Uzbekistan International Bond	5.375%	2/20/29	867	840
[2]	Republic of Vietnam	4.800%	11/19/24	2,658	2,653
[2]	Saudi Arabian Oil Co.	3.500%	4/16/29	2,340	2,254
19

Core-Plus Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Serbia International Bond		6.250%	5/26/28	1,185	1,234
[2,8]	Societe Des Grands Projets EPIC		0.700%	10/15/60	700	308
[2,16]	Southern Gas Corridor CJSC		6.875%	3/24/26	965	987
[2]	State of Israel		5.750%	3/12/54	340	323
[2,6]	Ukraine Government Bond		0.000%	2/1/30	5	2
[6]	Ukraine Government Bond		0.000%	2/1/30	6	2
[2,6]	Ukraine Government Bond		0.000%	2/1/34	19	6
[6]	Ukraine Government Bond		0.000%	2/1/34	20	7
[2,6]	Ukraine Government Bond		1.750%	2/1/34	30	13
[6]	Ukraine Government Bond		1.750%	2/1/34	25	11
[2,6]	Ukraine Government Bond		0.000%	2/1/35	16	7
[6]	Ukraine Government Bond		0.000%	2/1/35	17	7
[2,6]	Ukraine Government Bond		1.750%	2/1/35	33	14
[6]	Ukraine Government Bond		1.750%	2/1/35	35	15
[2,6]	Ukraine Government Bond		0.000%	2/1/36	13	6
[6]	Ukraine Government Bond		0.000%	2/1/36	14	6
[2,6]	Ukraine Government Bond		1.750%	2/1/36	775	334
[6]	Ukraine Government Bond		1.750%	2/1/36	40	17
	United Mexican States		4.150%	3/28/27	220	219
[2]	United Mexican States		4.750%	4/27/32	227	219
[2]	United Mexican States		4.875%	5/19/33	250	240
[2]	United Mexican States		6.350%	2/9/35	403	423
[2,6]	Uzbekneftegaz JSC		4.750%	11/16/28	600	530
[8]	Ville de Paris		3.750%	6/22/48	700	789
Total Sovereign Bonds (Cost $131,118)						134,381
					Shares
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[17]	Vanguard Market Liquidity Fund (Cost $10,099)		5.014%		100,989	10,099
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	10/25/24	44	$115.25	5,071	14
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	MSCS	10/15/24	3.500%	1,300	21
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	MSCS	10/15/24	4.000%	1,300	—
	1-Year Interest Rate Swap, Receives SOFR at Maturity, Pays 4.128% at Maturity	BANA	11/4/24	4.128%	27,750	2
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.500% Annually	BANA	10/21/24	4.500%	14,000	—
						2
Total Options Purchased (Cost $48)						37
Total Investments (101.1%) (Cost $595,836)						605,924
20

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-3.2%)
[2,3,5]	UMBS Pool	5.000%	12/1/48–10/25/54	(13,108)	(13,060)
[2,3,5]	UMBS Pool	5.500%	10/1/52–11/25/54	(5,813)	(5,834)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $19,067)					(18,894)
Other Assets and Liabilities—Net (2.1%)					12,352
Net Assets (100%)					599,382
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $809,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Securities with a value of $2,745,000 have been segregated as initial margin for open futures contracts.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $77,146,000, representing 12.9% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Egyptian pounds.
11	Guaranteed by the Republic of Poland.
12	Face amount denominated in Japanese yen.
13	Guaranteed by the Government of Japan.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Republic of Hungary.
16	Guaranteed by the Republic of Azerbaijan.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
21

Core-Plus Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	10/25/24	22	$114.25	2,514	(16)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.575% Annually	NGFP	9/27/34	3.575%	1,000	(85)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	MSCS	10/15/24	3.750%	1,300	(47)
					(132)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.575% Annually	NGFP	9/27/34	3.575%	1,000	(86)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.640% Annually	BANA	11/4/24	3.640%	3,200	(6)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	MSCS	10/15/24	3.750%	1,300	(0)
					(92)
					(224)
Total Options Written (Premiums Received $229)					(240)
BANA—Bank of America, N.A.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	30	6,247	(7)
10-Year U.S. Treasury Note	December 2024	370	42,284	(131)
Long U.S. Treasury Bond	December 2024	48	5,961	(40)
Ultra Long U.S. Treasury Bond	December 2024	132	17,568	(114)
				(292)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(9)	(989)	1
10-Year Japanese Government Bond	December 2024	(10)	(10,064)	(39)
Euro-Bobl	December 2024	(98)	(13,096)	(117)
Euro-BTP	December 2024	(8)	(1,082)	(28)
Euro-Bund	December 2024	(61)	(9,161)	(132)
Euro-Buxl	December 2024	(32)	(4,855)	(117)
Euro-OAT	December 2024	(11)	(1,553)	(15)
Euro-Schatz	December 2024	(82)	(9,783)	(51)
Long Gilt	December 2024	(9)	(1,184)	9
Mini 10-Year Japanese Government Bond	December 2024	(15)	(1,509)	(6)
				(495)
				(787)

22

Core-Plus Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	11/4/24	CHF	42	USD	51	—	—
Bank of America, N.A.	11/4/24	EUR	1,306	USD	1,456	—	—
JPMorgan Chase Bank, N.A.	11/4/24	EUR	311	USD	348	—	(1)
BNP Paribas	11/4/24	EUR	61	USD	68	—	—
State Street Bank & Trust Co.	11/4/24	GBP	25	USD	34	—	—
JPMorgan Chase Bank, N.A.	11/4/24	GBP	23	USD	31	—	—
Canadian Imperial Bank of Commerce	11/5/24	JPY	2,666	USD	19	—	—
State Street Bank & Trust Co.	11/4/24	MXN	2,928	USD	151	—	(3)
Toronto-Dominion Bank	11/4/24	ZAR	1,367	USD	77	2	—
Toronto-Dominion Bank	11/4/24	USD	36	AUD	54	—	(1)
JPMorgan Chase Bank, N.A.	3/12/25	USD	829	EGP	47,000	—	(80)
BNP Paribas	11/4/24	USD	47,686	EUR	42,757	20	—
Citibank, N.A.	11/4/24	USD	954	EUR	854	2	—
State Street Bank & Trust Co.	11/4/24	USD	104	EUR	93	1	—
UBS AG	11/4/24	USD	102	EUR	92	—	—
Morgan Stanley Capital Services LLC	11/4/24	USD	57	EUR	51	—	—
State Street Bank & Trust Co.	11/4/24	USD	38	EUR	34	—	—
Toronto-Dominion Bank	11/4/24	USD	4,486	GBP	3,398	—	(56)
Toronto-Dominion Bank	11/5/24	USD	1,604	JPY	223,864	38	—
Toronto-Dominion Bank	11/5/24	USD	37	JPY	5,237	—	—
Société Generale	11/5/24	USD	18	JPY	2,565	—	—
Morgan Stanley Capital Services LLC	11/4/24	USD	29	NZD	47	—	(1)
						63	(142)
AUD—Australian dollar.
CHF—Swiss franc.
EGP—Egyptian pound.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S42-V1	12/20/29	EUR	10,600	1.000	241	(4)

Credit Protection Purchased
CDX-NA-IG-S43-V1	12/20/29	USD	9,720	(1.000)	(219)	(4)
						(8)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

23

Core-Plus Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	6/20/29	GSI	315	1.000	6	4	2	—
Republic of Turkiye/B1	12/20/29	BARC	320	1.000	(23)	(24)	1	—
United Mexican States/Baa2	12/20/29	BANA	321	1.000	(3)	(3)	—	—
					(20)	(23)	3	—

Credit Protection Purchased
Malaysia	12/20/29	GSI	570	(1.000)	(17)	(16)	—	(1)
Petroleos Mexicanos	12/20/26	BARC	2,000	(1.000)	89	92	—	(3)
Republic of Colombia	12/20/29	BANA	10,020	(1.000)	454	451	3	—
					526	527	3	(4)
					506	504	6	(4)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $345,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/11/25	N/A	18,000[1]	4.003[2]	(4.960)[3]	5	5
3/15/26	N/A	500[4]	4.950[5]	(3.750)[2]	8	6
7/17/26	7/17/25[6]	14,240[1]	0.000[7]	(3.733)[8]	(90)	(90)
7/17/26	7/17/25[6]	12,810[9]	2.452[8]	(0.000)[10]	102	102
9/11/26	N/A	9,000[1]	4.960[3]	(3.464)[2]	8	8
8/6/27	N/A	7,500[1]	3.493[2]	(4.960)[3]	10	10
8/30/27	N/A	5,100[1]	4.960[3]	(3.476)[2]	(12)	(12)
3/15/28	N/A	600[4]	4.950[5]	(3.500)[2]	13	9
5/14/28	5/14/27[6]	41,955[1]	3.871[8]	(0.000)[7]	291	291
5/17/28	5/17/27[6]	15,000[1]	3.715[8]	(0.000)[7]	82	82
2/28/29	12/2/24[6]	3,660[1]	3.273[2]	(0.000)[3]	10	10
7/5/29	N/A	2,180[1]	2.530[8]	(0.000)[11]	26	26
7/5/29	N/A	2,010[1]	2.525[8]	(0.000)[11]	23	23
7/5/29	N/A	2,010[1]	2.523[8]	(0.000)[11]	23	23
7/10/29	N/A	2,557[1]	2.491[8]	(0.000)[11]	25	25
7/10/29	N/A	2,240[1]	2.484[8]	(0.000)[11]	21	21
7/15/29	N/A	2,240[1]	2.420[8]	(0.000)[11]	14	14
7/18/29	N/A	2,240[1]	2.449[8]	(0.000)[11]	17	17
7/19/29	N/A	2,240[1]	2.437[8]	(0.000)[11]	15	15
8/1/29	N/A	2,240[1]	2.394[8]	(0.000)[11]	10	10
8/5/29	N/A	2,238[1]	2.363[8]	(0.000)[11]	6	6
8/6/29	N/A	4,750[1]	4.960[3]	(3.360)[2]	(5)	(5)
8/7/29	N/A	1,200[4]	4.950[5]	(3.630)[2]	3	3
3/11/34	N/A	1,300[9]	3.326[2]	(3.410)[12]	137	137
5/14/34	5/14/29[6]	9,820[1]	0.000[3]	(3.961)[2]	(222)	(222)
24

Core-Plus Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/17/34	5/17/29[6]	3,490[1]	0.000[3]	(3.841)[2]	(62)	(62)
2/15/40	12/2/24[6]	1,975[1]	3.400[2]	(0.000)[3]	(2)	(2)
10/2/44	10/2/34[6]	100[1]	0.000[3]	(3.575)[2]	—	—
7/5/54	N/A	480[1]	0.000[11]	(2.522)[8]	(19)	(19)
7/5/54	N/A	440[1]	0.000[11]	(2.519)[8]	(17)	(17)
7/5/54	N/A	440[1]	0.000[11]	(2.524)[8]	(17)	(17)
7/10/54	N/A	550[1]	0.000[11]	(2.510)[8]	(20)	(20)
7/10/54	N/A	480[1]	0.000[11]	(2.499)[8]	(16)	(16)
7/15/54	N/A	480[1]	0.000[11]	(2.469)[8]	(12)	(12)
7/18/54	N/A	485[1]	0.000[11]	(2.501)[8]	(16)	(16)
7/19/54	N/A	480[1]	0.000[11]	(2.482)[8]	(14)	(14)
8/1/54	N/A	480[1]	0.000[11]	(2.454)[8]	(11)	(11)
8/5/54	N/A	485[1]	0.000[11]	(2.411)[8]	(6)	(6)
					308	302
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Notional amount denominated in British pound.
5 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
8 Interest payment received/paid at maturity.
9 Notional amount denominated in euro.
10 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid at maturity.
11 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
12 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Core-Plus Bond Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $585,737)	595,825
Affiliated Issuers (Cost $10,099)	10,099
Total Investments in Securities	605,924
Investment in Vanguard	16
Foreign Currency, at Value (Cost $227)	227
Receivables for Investment Securities Sold	42,259
Receivables for Accrued Income	5,168
Receivables for Capital Shares Issued	752
Swap Premiums Paid	547
Unrealized Appreciation—Forward Currency Contracts	63
Unrealized Appreciation—Over-the-Counter Swap Contracts	6
Total Assets	654,962
Liabilities
Due to Custodian	31
Liability for Sale Commitments, at Value (Proceeds $19,067)	18,894
Payables for Investment Securities Purchased	35,093
Payables for Capital Shares Redeemed	355
Payables for Distributions	428
Payables to Vanguard	52
Options Written, at Value (Premiums Received $229)	240
Swap Premiums Received	43
Variation Margin Payable—Futures Contracts	298
Variation Margin Payable—Centrally Cleared Swap Contracts	—
Unrealized Depreciation—Forward Currency Contracts	142
Unrealized Depreciation—Over-the-Counter Swap Contracts	4
Total Liabilities	55,580
Net Assets	599,382
At September 30, 2024, net assets consisted of:

Paid-in Capital	650,523
Total Distributable Earnings (Loss)	(51,141)
Net Assets	599,382

Investor Shares—Net Assets
Applicable to 7,852,937 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,077
Net Asset Value Per Share—Investor Shares	$8.80

Admiral™ Shares—Net Assets
Applicable to 30,144,561 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	530,305
Net Asset Value Per Share—Admiral Shares	$17.59
See accompanying Notes, which are an integral part of the Financial Statements.
26

Core-Plus Bond Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Interest[1]	25,879
Total Income	25,879
Expenses
The Vanguard Group—Note B
Investment Advisory Services	62
Management and Administrative—Investor Shares	137
Management and Administrative—Admiral Shares	681
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—Admiral Shares	23
Custodian Fees	63
Auditing Fees	46
Shareholders’ Reports and Proxy Fees—Investor Shares	11
Shareholders’ Reports and Proxy Fees—Admiral Shares	12
Trustees’ Fees and Expenses	—
Other Expenses	29
Total Expenses	1,068
Net Investment Income	24,811
Realized Net Gain (Loss)
Investment Securities Sold[1]	(10,322)
Futures Contracts	2,141
Options Purchased	(519)
Options Written	304
Swap Contracts	(990)
Forward Currency Contracts	(1,381)
Foreign Currencies	(77)
Realized Net Gain (Loss)	(10,844)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	47,289
Futures Contracts	(1,338)
Options Purchased	(11)
Options Written	(11)
Swap Contracts	90
Forward Currency Contracts	(256)
Foreign Currencies	9
Change in Unrealized Appreciation (Depreciation)	45,772
Net Increase (Decrease) in Net Assets Resulting from Operations	59,739
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $332,000, $5,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Core-Plus Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,811	21,297
Realized Net Gain (Loss)	(10,844)	(20,805)
Change in Unrealized Appreciation (Depreciation)	45,772	10,560
Net Increase (Decrease) in Net Assets Resulting from Operations	59,739	11,052
Distributions
Investor Shares	(2,758)	(1,711)
Admiral Shares	(21,332)	(19,298)
Total Distributions	(24,090)	(21,009)
Capital Share Transactions
Investor Shares	22,012	6,667
Admiral Shares	82,274	20,542
Net Increase (Decrease) from Capital Share Transactions	104,286	27,209
Total Increase (Decrease)	139,935	17,252
Net Assets
Beginning of Period	459,447	442,195
End of Period	599,382	459,447
See accompanying Notes, which are an integral part of the Financial Statements.
28

Core-Plus Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,		October 12, 2021[1] to September 30,
	2024	2023	2022
Net Asset Value, Beginning of Period	$8.18	$8.35	$10.00
Investment Operations
Net Investment Income[2]	.410	.365	.213
Net Realized and Unrealized Gain (Loss) on Investments	.607	(.176)	(1.655)
Total from Investment Operations	1.017	.189	(1.442)
Distributions
Dividends from Net Investment Income	(.397)	(.359)	(.208)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.397)	(.359)	(.208)
Net Asset Value, End of Period	$8.80	$8.18	$8.35
Total Return[3]	12.73%	2.19%	-14.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69	$43	$38
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%[4]	0.30%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.82%	4.29%	2.46%[5]
Portfolio Turnover Rate[6]	415%	488%	542%
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.30%.
5	Annualized.
6	Includes 84%, 235%, and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Core-Plus Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,		October 12, 2021[1] to September 30,
	2024	2023	2022
Net Asset Value, Beginning of Period	$16.36	$16.70	$20.00
Investment Operations
Net Investment Income[2]	.836	.745	.451
Net Realized and Unrealized Gain (Loss) on Investments	1.204	(.350)	(3.318)
Total from Investment Operations	2.040	.395	(2.867)
Distributions
Dividends from Net Investment Income	(.810)	(.735)	(.433)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.810)	(.735)	(.433)
Net Asset Value, End of Period	$17.59	$16.36	$16.70
Total Return[3]	12.78%	2.29%	-14.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$530	$416	$405
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[4]	0.20%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.92%	4.38%	2.61%[5]
Portfolio Turnover Rate[6]	415%	488%	542%
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
5	Annualized.
6	Includes 84%, 235%, and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Core-Plus Bond Fund
Notes to Financial Statements
Vanguard Core-Plus Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
31

Core-Plus Bond Fund
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 11% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open
32

Core-Plus Bond Fund
contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2024, the fund’s average investment in forward currency contracts represented 7% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 9% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 14% of net assets, based on the average of notional amounts at each quarter-end during the period.
33

Core-Plus Bond Fund
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $16,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
34

Core-Plus Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	218,306	—	218,306
Asset-Backed/Commercial Mortgage-Backed Securities	—	35,728	—	35,728
Corporate Bonds	—	203,952	—	203,952
Floating Rate Loan Interests	—	3,421	—	3,421
Sovereign Bonds	—	134,381	—	134,381
Temporary Cash Investments	10,099	—	—	10,099
Options Purchased	14	23	—	37
Total	10,113	595,811	—	605,924
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(18,894)	—	(18,894)

Derivative Financial Instruments
Assets
Futures Contracts[1]	10	—	—	10
Forward Currency Contracts	—	63	—	63
Swap Contracts	843[1]	6	—	849
Total	853	69	—	922
Liabilities
Options Written	(16)	(224)	—	(240)
Futures Contracts[1]	(797)	—	—	(797)
Forward Currency Contracts	—	(142)	—	(142)
Swap Contracts	(549)[1]	(4)	—	(553)
Total	(1,362)	(370)	—	(1,732)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At September 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	37	—	—	37
Swap Premiums Paid	—	—	547	547
Unrealized Appreciation—Futures Contracts[1]	10	—	—	10
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	843	—	—	843
Unrealized Appreciation—Forward Currency Contracts	—	63	—	63
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	6	6
Total Assets	890	63	553	1,506

Options Written, at Value	(240)	—	—	(240)
Swap Premiums Received	—	—	(43)	(43)
Unrealized Depreciation—Futures Contracts[1]	(797)	—	—	(797)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(541)	—	(8)	(549)
Unrealized Depreciation—Forward Currency Contracts	—	(142)	—	(142)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(4)	(4)
Total Liabilities	(1,578)	(142)	(55)	(1,775)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
35

Core-Plus Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	2,141	—	—	2,141
Options Purchased	(395)	—	(124)	(519)
Options Written	304	—	—	304
Swap Contracts	104	—	(1,094)	(990)
Forward Currency Contracts	—	(1,381)	—	(1,381)
Realized Net Gain (Loss) on Derivatives	2,154	(1,381)	(1,218)	(445)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,338)	—	—	(1,338)
Options Purchased	(11)	—	—	(11)
Options Written	(11)	—	—	(11)
Swap Contracts	216	—	(126)	90
Forward Currency Contracts	—	(256)	—	(256)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,144)	(256)	(126)	(1,526)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, swap agreements, and corporate actions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,266
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	9,396
Capital Loss Carryforwards	(61,375)
Qualified Late-Year Losses	—
Other Temporary Differences	(428)
Total	(51,141)
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	24,090	21,009
Long-Term Capital Gains	—	—
Total	24,090	21,009
*	Includes short-term capital gains, if any.
36

Core-Plus Bond Fund
As of September 30, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	597,264
Gross Unrealized Appreciation	15,666
Gross Unrealized Depreciation	(6,270)
Net Unrealized Appreciation (Depreciation)	9,396
F.  During the year ended September 30, 2024, the fund purchased $468,724,000 of investment securities and sold $398,708,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,658,552,000 and $1,662,261,000, respectively.
G.  Capital share transactions for each class of shares were:
	Year Ended September 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	55,209	6,502	20,715	2,434
Issued in Lieu of Cash Distributions	2,148	253	1,393	164
Redeemed	(35,345)	(4,176)	(15,441)	(1,815)
Net Increase (Decrease)—Investor Shares	22,012	2,579	6,667	783
Admiral Shares
Issued	258,705	15,193	213,938	12,595
Issued in Lieu of Cash Distributions	17,341	1,023	13,625	803
Redeemed	(193,772)	(11,519)	(207,021)	(12,180)
Net Increase (Decrease)—Admiral Shares	82,274	4,697	20,542	1,218
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
37

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Core-Plus Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Core-Plus Bond Fund (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the two years in the period ended September 30, 2024 and for the period October 12, 2021 (commencement of subscription period for the fund) through September 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the two years in the period ended September 30, 2024 and for the period October 12, 2021 (commencement of subscription period for the fund) through September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
38

Tax information (unaudited)
The fund hereby designates for the fiscal year $2,989,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 69.4%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0010 112024
39

Financial Statements
For the period ended September 30, 2024
Vanguard Core Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	36
Tax information	37

Core Bond ETF
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (55.0%)
U.S. Government Securities (37.5%)
	United States Treasury Note/Bond	0.375%	1/31/26	678	648
	United States Treasury Note/Bond	4.250%	1/31/26	2,625	2,639
	United States Treasury Note/Bond	4.000%	2/15/26	958	961
	United States Treasury Note/Bond	2.500%	2/28/26	2,756	2,707
	United States Treasury Note/Bond	4.500%	3/31/26	503	508
	United States Treasury Note/Bond	3.750%	4/15/26	1,641	1,641
	United States Treasury Note/Bond	3.625%	5/15/26	3,069	3,064
[1]	United States Treasury Note/Bond	0.750%	5/31/26	3,006	2,863
	United States Treasury Note/Bond	4.875%	5/31/26	6,321	6,438
	United States Treasury Note/Bond	4.125%	6/15/26	12,682	12,767
	United States Treasury Note/Bond	0.875%	6/30/26	1,097	1,045
	United States Treasury Note/Bond	4.625%	6/30/26	6,000	6,092
	United States Treasury Note/Bond	0.625%	7/31/26	824	780
	United States Treasury Note/Bond	1.875%	7/31/26	2,005	1,941
	United States Treasury Note/Bond	4.375%	7/31/26	5,800	5,870
	United States Treasury Note/Bond	1.500%	8/15/26	1,007	968
	United States Treasury Note/Bond	3.750%	8/31/26	5,500	5,508
	United States Treasury Note/Bond	4.625%	10/15/26	22,600	23,031
	United States Treasury Note/Bond	1.125%	10/31/26	1,175	1,116
	United States Treasury Note/Bond	4.625%	11/15/26	755	770
	United States Treasury Note/Bond	4.000%	1/15/27	2,871	2,895
	United States Treasury Note/Bond	1.500%	1/31/27	2,601	2,479
	United States Treasury Note/Bond	2.250%	2/15/27	535	519
	United States Treasury Note/Bond	4.125%	2/15/27	8,941	9,044
	United States Treasury Note/Bond	1.875%	2/28/27	3,348	3,215
	United States Treasury Note/Bond	4.250%	3/15/27	700	711
	United States Treasury Note/Bond	2.500%	3/31/27	100	97
	United States Treasury Note/Bond	4.500%	4/15/27	6,805	6,954
	United States Treasury Note/Bond	0.500%	4/30/27	1,656	1,531
	United States Treasury Note/Bond	2.750%	4/30/27	1,487	1,456
	United States Treasury Note/Bond	4.500%	5/15/27	8,055	8,236
	United States Treasury Note/Bond	0.500%	5/31/27	9,496	8,757
[2]	United States Treasury Note/Bond	2.625%	5/31/27	8,426	8,221
	United States Treasury Note/Bond	4.375%	7/15/27	3,787	3,866
	United States Treasury Note/Bond	2.750%	7/31/27	6,644	6,496
	United States Treasury Note/Bond	3.750%	8/15/27	14,809	14,878
	United States Treasury Note/Bond	3.125%	8/31/27	25,000	24,691
	United States Treasury Note/Bond	0.375%	9/30/27	784	713
	United States Treasury Note/Bond	4.125%	10/31/27	856	870
	United States Treasury Note/Bond	3.875%	11/30/27	3,500	3,531
	United States Treasury Note/Bond	3.500%	4/30/28	651	649
	United States Treasury Note/Bond	1.000%	7/31/28	731	664
	United States Treasury Note/Bond	1.125%	8/31/28	1,094	996
	United States Treasury Note/Bond	1.250%	9/30/28	1,239	1,132
	United States Treasury Note/Bond	4.625%	9/30/28	141	147
	United States Treasury Note/Bond	4.875%	10/31/28	186	195
	United States Treasury Note/Bond	1.500%	11/30/28	708	651
	United States Treasury Note/Bond	4.000%	1/31/29	135	137
	United States Treasury Note/Bond	2.625%	2/15/29	491	472
	United States Treasury Note/Bond	1.875%	2/28/29	286	266
	United States Treasury Note/Bond	2.375%	3/31/29	2,712	2,576
	United States Treasury Note/Bond	4.125%	3/31/29	1,400	1,432
	United States Treasury Note/Bond	2.875%	4/30/29	5,492	5,328
	United States Treasury Note/Bond	2.375%	5/15/29	1,364	1,294
	United States Treasury Note/Bond	2.750%	5/31/29	1,374	1,325
	United States Treasury Note/Bond	2.625%	7/31/29	11,300	10,820
	United States Treasury Note/Bond	3.500%	9/30/29	15,250	15,205
	United States Treasury Note/Bond	3.875%	9/30/29	917	929
	United States Treasury Note/Bond	4.000%	10/31/29	3,000	3,056
1

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.875%	11/30/29	2,000	2,026
	United States Treasury Note/Bond	3.875%	12/31/29	2,200	2,229
	United States Treasury Note/Bond	4.000%	2/28/30	140	143
	United States Treasury Note/Bond	3.625%	3/31/30	1,252	1,253
	United States Treasury Note/Bond	3.750%	5/31/30	1,356	1,365
	United States Treasury Note/Bond	3.750%	6/30/30	261	263
	United States Treasury Note/Bond	4.000%	7/31/30	613	625
	United States Treasury Note/Bond	4.125%	8/31/30	2,118	2,173
	United States Treasury Note/Bond	4.625%	9/30/30	1,086	1,144
	United States Treasury Note/Bond	4.875%	10/31/30	1,800	1,921
	United States Treasury Note/Bond	4.375%	11/30/30	5,057	5,260
	United States Treasury Note/Bond	4.000%	1/31/31	1,052	1,073
	United States Treasury Note/Bond	1.125%	2/15/31	1,516	1,304
	United States Treasury Note/Bond	4.250%	2/28/31	1,098	1,135
	United States Treasury Note/Bond	4.125%	3/31/31	2,730	2,804
	United States Treasury Note/Bond	4.625%	4/30/31	5,000	5,283
	United States Treasury Note/Bond	1.625%	5/15/31	4,000	3,526
	United States Treasury Note/Bond	4.250%	6/30/31	7,579	7,847
	United States Treasury Note/Bond	1.250%	8/15/31	3,687	3,148
	United States Treasury Note/Bond	3.625%	9/30/31	24,400	24,350
	United States Treasury Note/Bond	1.375%	11/15/31	3,615	3,095
	United States Treasury Note/Bond	1.875%	2/15/32	3,767	3,327
	United States Treasury Note/Bond	2.875%	5/15/32	3,750	3,546
	United States Treasury Note/Bond	2.750%	8/15/32	4,300	4,018
	United States Treasury Note/Bond	3.875%	8/15/33	2,910	2,934
	United States Treasury Note/Bond	4.500%	11/15/33	1,131	1,194
	United States Treasury Note/Bond	4.000%	2/15/34	560	570
	United States Treasury Note/Bond	3.875%	8/15/34	15,500	15,607
	United States Treasury Note/Bond	4.500%	5/15/38	182	194
	United States Treasury Note/Bond	4.250%	5/15/39	661	683
	United States Treasury Note/Bond	4.625%	2/15/40	1,990	2,137
	United States Treasury Note/Bond	1.125%	5/15/40	5,727	3,782
	United States Treasury Note/Bond	4.375%	5/15/40	1,612	1,684
	United States Treasury Note/Bond	3.875%	8/15/40	565	557
	United States Treasury Note/Bond	4.250%	11/15/40	2,500	2,573
	United States Treasury Note/Bond	4.750%	2/15/41	1,330	1,448
	United States Treasury Note/Bond	2.000%	11/15/41	3,000	2,205
	United States Treasury Note/Bond	2.375%	2/15/42	7,230	5,630
	United States Treasury Note/Bond	3.125%	2/15/42	2,600	2,288
	United States Treasury Note/Bond	3.000%	5/15/42	196	168
	United States Treasury Note/Bond	3.250%	5/15/42	755	671
	United States Treasury Note/Bond	2.750%	8/15/42	328	270
	United States Treasury Note/Bond	3.375%	8/15/42	666	601
	United States Treasury Note/Bond	2.750%	11/15/42	325	266
	United States Treasury Note/Bond	4.000%	11/15/42	2,600	2,559
	United States Treasury Note/Bond	3.125%	2/15/43	623	539
	United States Treasury Note/Bond	3.875%	2/15/43	372	359
	United States Treasury Note/Bond	2.875%	5/15/43	644	535
	United States Treasury Note/Bond	3.875%	5/15/43	788	759
	United States Treasury Note/Bond	3.625%	8/15/43	2,006	1,856
	United States Treasury Note/Bond	4.375%	8/15/43	1,835	1,887
	United States Treasury Note/Bond	3.750%	11/15/43	1,577	1,484
	United States Treasury Note/Bond	4.750%	11/15/43	1,343	1,449
	United States Treasury Note/Bond	3.625%	2/15/44	1,616	1,491
	United States Treasury Note/Bond	4.500%	2/15/44	1,315	1,372
	United States Treasury Note/Bond	3.375%	5/15/44	1,429	1,269
	United States Treasury Note/Bond	4.625%	5/15/44	935	991
	United States Treasury Note/Bond	3.125%	8/15/44	1,638	1,396
	United States Treasury Note/Bond	3.000%	11/15/44	1,523	1,270
	United States Treasury Note/Bond	2.500%	2/15/45	1,800	1,375
	United States Treasury Note/Bond	3.000%	5/15/45	540	449
	United States Treasury Note/Bond	2.250%	8/15/46	295	211
	United States Treasury Note/Bond	2.875%	11/15/46	458	368
	United States Treasury Note/Bond	3.000%	2/15/47	7,904	6,475
	United States Treasury Note/Bond	2.750%	8/15/47	1,134	885
	United States Treasury Note/Bond	2.750%	11/15/47	1,108	863
	United States Treasury Note/Bond	3.000%	2/15/48	868	706
	United States Treasury Note/Bond	3.125%	5/15/48	337	280
[3]	United States Treasury Note/Bond	3.000%	8/15/48	5,750	4,661
	United States Treasury Note/Bond	3.000%	2/15/49	2,770	2,242
2

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	United States Treasury Note/Bond	2.875%	5/15/49	6,079	4,799
	United States Treasury Note/Bond	2.375%	11/15/49	14,325	10,182
	United States Treasury Note/Bond	1.250%	5/15/50	3,568	1,909
	United States Treasury Note/Bond	1.375%	8/15/50	1,335	736
	United States Treasury Note/Bond	1.625%	11/15/50	1,708	1,004
	United States Treasury Note/Bond	1.875%	2/15/51	575	360
	United States Treasury Note/Bond	2.375%	5/15/51	2,675	1,888
	United States Treasury Note/Bond	2.000%	8/15/51	398	256
	United States Treasury Note/Bond	1.875%	11/15/51	2,012	1,253
	United States Treasury Note/Bond	2.250%	2/15/52	2,641	1,801
	United States Treasury Note/Bond	4.000%	11/15/52	2,400	2,336
	United States Treasury Note/Bond	3.625%	2/15/53	770	700
	United States Treasury Note/Bond	3.625%	5/15/53	769	700
	United States Treasury Note/Bond	4.750%	11/15/53	3,539	3,909
	United States Treasury Note/Bond	4.250%	2/15/54	670	683
	United States Treasury Note/Bond	4.625%	5/15/54	1,900	2,061
					438,419
Conventional Mortgage-Backed Securities (16.7%)
[5,6]	Ginnie Mae II Pool	2.000%	11/20/51–10/15/54	7,209	6,111
[5]	Ginnie Mae II Pool	2.500%	8/20/51	5,256	4,631
[5,6]	Ginnie Mae II Pool	3.000%	9/20/51–10/15/54	13,927	12,705
[5]	Ginnie Mae II Pool	3.500%	10/20/48–11/20/50	6,015	5,690
[5,6]	Ginnie Mae II Pool	4.000%	11/20/52–10/15/54	1,979	1,914
[5]	Ginnie Mae II Pool	4.500%	9/20/52	2,024	2,000
[5,6]	Ginnie Mae II Pool	5.000%	12/20/52–11/15/54	2,992	2,996
[5,6]	Ginnie Mae II Pool	5.500%	4/20/53–10/15/54	7,948	8,133
[5,6]	Ginnie Mae II Pool	6.000%	4/20/54–10/20/54	6,384	6,549
[5,6]	Ginnie Mae II Pool	6.500%	9/20/53–10/15/54	2,610	2,726
[5]	Ginnie Mae II Pool	7.000%	8/20/54	499	514
[5,6,7]	UMBS Pool	1.500%	10/1/36–10/25/39	2,709	2,423
[5,6,7]	UMBS Pool	2.000%	10/25/39–10/25/54	50,154	42,166
[5,6,7]	UMBS Pool	2.500%	10/25/39–10/25/54	29,921	26,250
[5,6,7]	UMBS Pool	3.000%	10/25/39–10/25/54	19,922	18,114
[5,6,7]	UMBS Pool	3.500%	10/25/39–10/25/54	16,438	15,432
[5,6,7]	UMBS Pool	4.000%	11/25/39–10/25/54	11,912	11,503
[5,6,7]	UMBS Pool	4.500%	6/1/52–10/25/54	8,957	8,825
[5,6,7]	UMBS Pool	6.000%	2/1/54–10/25/54	8,414	8,694
[5,6,7]	UMBS Pool	6.500%	9/1/53–10/25/54	6,966	7,277
[5,7]	UMBS Pool	7.000%	11/1/53–6/1/54	750	782
					195,435
Nonconventional Mortgage-Backed Securities (0.8%)
[5,7]	Fannie Mae REMICS	2.000%	10/25/51	1,585	1,304
[5,7]	Fannie Mae REMICS	3.000%	1/25/47	5,697	5,133
[5,7]	Freddie Mac REMICS	3.000%	12/15/44–2/15/45	2,272	2,043
[5,7]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	1,409	1,296
					9,776
Total U.S. Government and Agency Obligations (Cost $637,789)					643,630
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	230	236
[5,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	100	102
[5,8]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	125	122
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	102
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	125	132
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	510	474
[5]	BANK Series 2021-BNK35	2.285%	6/15/64	140	122
[5]	BANK Series 2022-BNK40	3.506%	3/15/64	225	209
[5]	BANK Series 2024-5YR7	5.769%	6/15/57	720	753
[5]	BANK Series 2024-5YR9	5.614%	8/15/57	420	438
[5]	BANK Series 2024-BNK47	5.716%	6/15/57	650	703
[5,6]	BANK Series 2024-BNK48	5.053%	9/15/34	1,620	1,657
[5,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	100	103
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	110	103
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	200	200
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	145	153
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	265	278
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	200	206
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	250	273
3

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	170	180
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	225	219
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	130	118
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	223
[5]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	360	384
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	10/15/29	270	277
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	249
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	145	156
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	460	498
[5,8]	BX Trust Series 2019-OC11	3.202%	12/9/41	355	330
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	110	112
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	80	82
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	125	129
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	125	128
[5,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	450	461
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	290	297
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	230	236
[5,8]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	150	149
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	400	374
[5,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	185	188
[5,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	236	238
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	6.280%	5/25/44	294	294
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	6.280%	7/25/44	99	99
[5,8]	Connecticut Avenue Securities Trust Series 2024-R06	6.493%	9/25/44	580	580
[5,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	57	56
[5,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	394	374
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	100	102
[5]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	200	200
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	210	210
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	310	310
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	180	185
[5,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	125	127
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	125	128
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	125	128
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	170	175
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	400	398
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	160	166
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	125	130
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.630%	2/25/44	118	118
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	6.530%	5/25/44	96	97
[5,7,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	6.530%	8/25/44	397	397
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	250	254
[5]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	125	128
[5,6]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	330	329
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	125	128
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	40	41
[5,8]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	125	129
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	175	180
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	125	129
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	225	207
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	140	124
[5,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	102
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	135	138
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	100	102
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	125	128
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	150	154
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	70	72
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	50	51
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	30	31
[5,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	30	31
[5,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	125	129
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	225	223
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	6,549	6,143
[5,8]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	125	127
[5,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	125	127
[5,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	95
[5,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	125	117
[5,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	330	310
[5,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	130	121
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	75	76
4

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	125	130
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	170	174
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	180	185
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	190	197
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	170	171
[5,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	90	93
[5,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	50	51
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	125	128
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	100	102
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	125	129
[5,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	450	464
[5,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	240	248
[5,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	295	298
[5,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	180	187
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	185	189
[5,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	119	121
[5,8]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	190	194
[5,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	125	127
[5,8]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	290	300
[5,8]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	280	289
[5,8]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	130	134
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	720	720
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	440	462
[5,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	89	86
[5]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	125	128
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $30,314)					30,901
Corporate Bonds (30.7%)
Communications (2.8%)
	AT&T Inc.	2.750%	6/1/31	500	452
	AT&T Inc.	2.250%	2/1/32	70	60
	AT&T Inc.	4.750%	5/15/46	399	373
	AT&T Inc.	4.500%	3/9/48	296	262
	AT&T Inc.	3.650%	6/1/51	190	146
	AT&T Inc.	3.550%	9/15/55	30	22
	AT&T Inc.	3.650%	9/15/59	120	87
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	800	711
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	190	198
[8]	CCO Holdings LLC	4.750%	3/1/30	130	119
	Charter Communications Operating LLC	3.750%	2/15/28	829	796
	Charter Communications Operating LLC	4.200%	3/15/28	750	730
	Charter Communications Operating LLC	5.050%	3/30/29	118	117
	Charter Communications Operating LLC	6.100%	6/1/29	450	466
	Charter Communications Operating LLC	2.300%	2/1/32	78	63
	Charter Communications Operating LLC	4.400%	4/1/33	128	117
	Charter Communications Operating LLC	6.650%	2/1/34	8	8
	Charter Communications Operating LLC	6.550%	6/1/34	500	519
	Charter Communications Operating LLC	3.500%	3/1/42	70	49
	Charter Communications Operating LLC	6.484%	10/23/45	30	29
	Charter Communications Operating LLC	5.750%	4/1/48	300	261
	Charter Communications Operating LLC	3.700%	4/1/51	400	255
	Charter Communications Operating LLC	3.900%	6/1/52	500	328
	Charter Communications Operating LLC	3.950%	6/30/62	200	124
[10]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	200	198
	Comcast Corp.	5.100%	6/1/29	300	313
[11]	Comcast Corp.	3.250%	9/26/32	300	336
	Comcast Corp.	3.750%	4/1/40	300	260
	Comcast Corp.	3.400%	7/15/46	200	155
	Comcast Corp.	3.969%	11/1/47	800	668
	Comcast Corp.	4.000%	3/1/48	800	671
	Comcast Corp.	3.450%	2/1/50	271	205
	Comcast Corp.	2.800%	1/15/51	290	192
	Comcast Corp.	2.887%	11/1/51	300	201
	Comcast Corp.	4.049%	11/1/52	1,100	914
	Comcast Corp.	5.650%	6/1/54	620	661
	Comcast Corp.	2.937%	11/1/56	300	196
	Comcast Corp.	2.987%	11/1/63	990	627
	Discovery Communications LLC	4.125%	5/15/29	400	378
	Discovery Communications LLC	3.625%	5/15/30	390	351
5

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discovery Communications LLC	6.350%	6/1/40	30	29
[8]	DISH Network Corp.	11.750%	11/15/27	45	47
	Fox Corp.	6.500%	10/13/33	407	445
[8]	Frontier Communications Holdings LLC	8.625%	3/15/31	30	32
	Meta Platforms Inc.	4.550%	8/15/31	395	404
	Meta Platforms Inc.	4.750%	8/15/34	680	694
	Meta Platforms Inc.	4.450%	8/15/52	800	738
	Meta Platforms Inc.	5.600%	5/15/53	800	867
	Meta Platforms Inc.	5.400%	8/15/54	280	293
	Meta Platforms Inc.	5.750%	5/15/63	200	219
[8]	Midcontinent Communications	8.000%	8/15/32	80	82
	Netflix Inc.	5.875%	11/15/28	1,340	1,428
	Netflix Inc.	4.900%	8/15/34	710	734
	Netflix Inc.	5.400%	8/15/54	440	465
[8]	Outfront Media Capital LLC	4.625%	3/15/30	10	10
	Paramount Global	2.900%	1/15/27	132	126
	Paramount Global	4.600%	1/15/45	75	56
	Rogers Communications Inc.	5.000%	2/15/29	400	408
	Rogers Communications Inc.	5.300%	2/15/34	70	71
	Rogers Communications Inc.	4.550%	3/15/52	800	693
	Sprint Capital Corp.	8.750%	3/15/32	50	62
	Time Warner Cable LLC	7.300%	7/1/38	30	32
	Time Warner Cable LLC	5.875%	11/15/40	270	245
	Time Warner Cable LLC	4.500%	9/15/42	130	100
	T-Mobile USA Inc.	4.850%	1/15/29	190	194
	T-Mobile USA Inc.	5.150%	4/15/34	750	772
	T-Mobile USA Inc.	4.375%	4/15/40	200	184
	T-Mobile USA Inc.	3.000%	2/15/41	800	614
	T-Mobile USA Inc.	3.400%	10/15/52	500	366
	T-Mobile USA Inc.	5.750%	1/15/54	1,600	1,700
	T-Mobile USA Inc.	5.500%	1/15/55	55	57
	T-Mobile USA Inc.	3.600%	11/15/60	30	22
	T-Mobile USA Inc.	5.800%	9/15/62	40	42
	Uber Technologies Inc.	4.300%	1/15/30	45	45
	Uber Technologies Inc.	4.800%	9/15/34	125	125
	Uber Technologies Inc.	5.350%	9/15/54	705	699
[8]	Univision Communications Inc.	8.000%	8/15/28	18	18
[8]	Univision Communications Inc.	8.500%	7/31/31	82	82
	Verizon Communications Inc.	4.125%	3/16/27	800	799
	Verizon Communications Inc.	2.100%	3/22/28	300	280
	Verizon Communications Inc.	4.500%	8/10/33	900	888
	Verizon Communications Inc.	4.400%	11/1/34	800	781
	Verizon Communications Inc.	2.650%	11/20/40	455	335
	Verizon Communications Inc.	3.400%	3/22/41	462	378
	Verizon Communications Inc.	4.862%	8/21/46	500	486
	Verizon Communications Inc.	2.875%	11/20/50	470	318
	Verizon Communications Inc.	5.500%	2/23/54	80	84
	Verizon Communications Inc.	3.700%	3/22/61	540	409
	Vodafone Group plc	4.875%	6/19/49	70	64
	Vodafone Group plc	5.625%	2/10/53	30	30
	Vodafone Group plc	5.750%	6/28/54	905	936
[8]	VZ Secured Financing BV	5.000%	1/15/32	30	28
	Warnermedia Holdings Inc.	3.755%	3/15/27	370	358
	Warnermedia Holdings Inc.	4.279%	3/15/32	105	93
	Warnermedia Holdings Inc.	5.050%	3/15/42	478	390
					32,475
Consumer Discretionary (1.0%)
[8]	1011778 BC ULC	6.125%	6/15/29	15	15
[8]	1011778 BC ULC	5.625%	9/15/29	10	10
	Amazon.com Inc.	3.250%	5/12/61	235	170
[5]	American Honda Finance Corp.	5.050%	7/10/31	310	319
	AutoZone Inc.	5.100%	7/15/29	1,500	1,545
	AutoZone Inc.	5.400%	7/15/34	500	518
	BorgWarner Inc.	4.950%	8/15/29	95	97
[8]	Brink's Co.	6.500%	6/15/29	5	5
[8]	Caesars Entertainment Inc.	8.125%	7/1/27	10	10
[8]	Churchill Downs Inc.	5.500%	4/1/27	60	60
[8]	Churchill Downs Inc.	5.750%	4/1/30	10	10
[8]	Churchill Downs Inc.	6.750%	5/1/31	30	31
6

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dana Inc.	4.250%	9/1/30	20	18
	DR Horton Inc.	5.000%	10/15/34	370	375
	Ford Motor Co.	4.750%	1/15/43	300	249
	Ford Motor Credit Co. LLC	6.798%	11/7/28	100	106
	Ford Motor Credit Co. LLC	7.350%	3/6/30	300	325
[8]	Garda World Security Corp.	8.250%	8/1/32	17	17
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/32	5	5
	General Motors Co.	5.000%	4/1/35	188	182
	General Motors Financial Co. Inc.	1.500%	6/10/26	350	333
	General Motors Financial Co. Inc.	4.350%	1/17/27	90	90
	General Motors Financial Co. Inc.	5.350%	7/15/27	135	138
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,370	1,253
	General Motors Financial Co. Inc.	5.550%	7/15/29	290	299
	General Motors Financial Co. Inc.	5.850%	4/6/30	117	122
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	70	62
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	75	76
	Home Depot Inc.	4.850%	6/25/31	205	213
	Home Depot Inc.	4.950%	6/25/34	245	255
	Home Depot Inc.	5.300%	6/25/54	485	510
	Hyatt Hotels Corp.	5.250%	6/30/29	15	15
	Hyatt Hotels Corp.	5.500%	6/30/34	420	429
[8]	Lithia Motors Inc.	3.875%	6/1/29	70	65
	Lowe's Cos. Inc.	3.700%	4/15/46	500	397
	Marriott International Inc.	4.875%	5/15/29	130	133
[8]	MGM China Holdings Ltd.	4.750%	2/1/27	30	29
[8]	MGM China Holdings Ltd.	7.125%	6/26/31	35	36
	MGM Resorts International	6.500%	4/15/32	75	76
[8]	NCL Corp. Ltd.	7.750%	2/15/29	25	27
	Newell Brands Inc.	6.375%	9/15/27	20	20
	Newell Brands Inc.	6.625%	9/15/29	5	5
	Newell Brands Inc.	7.000%	4/1/46	73	65
	Owens Corning	5.500%	6/15/27	770	795
	Owens Corning	5.700%	6/15/34	295	313
	Owens Corning	5.950%	6/15/54	150	159
[8]	Phinia Inc.	6.625%	10/15/32	10	10
[5,11]	RCI Banque SA	4.625%	10/2/26	600	681
[11]	Richemont International Holding SA	1.125%	5/26/32	100	97
[8]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	25	25
[8]	Six Flags Entertainment Corp.	6.625%	5/1/32	20	21
[8]	Studio City Finance Ltd.	5.000%	1/15/29	2	2
	Toyota Motor Credit Corp.	4.550%	8/9/29	920	934
[8]	Vail Resorts Inc.	6.500%	5/15/32	35	37
[8]	Victra Holdings LLC	8.750%	9/15/29	2	2
[11]	Volkswagen International Finance NV	3.875%	Perpetual	200	216
[6,8]	Wayfair LLC	7.250%	10/31/29	5	5
[8]	Wynn Macau Ltd.	5.125%	12/15/29	2	2
					12,014
Consumer Staples (0.9%)
	Altria Group Inc.	5.375%	1/31/44	300	302
	Altria Group Inc.	3.875%	9/16/46	8	6
	Altria Group Inc.	3.700%	2/4/51	30	22
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	115	113
[5,11]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	100	105
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	750	750
	Avery Dennison Corp.	4.875%	12/6/28	353	360
	BAT Capital Corp.	2.259%	3/25/28	110	102
	BAT Capital Corp.	5.834%	2/20/31	150	159
	BAT Capital Corp.	6.421%	8/2/33	695	763
	BAT Capital Corp.	4.390%	8/15/37	310	282
	BAT Capital Corp.	4.540%	8/15/47	520	439
	BAT Capital Corp.	4.758%	9/6/49	140	121
	BAT Capital Corp.	7.081%	8/2/53	40	47
[5,11]	British American Tobacco plc	3.000%	Perpetual	100	108
[8]	Cencosud SA	5.950%	5/28/31	400	417
	Coca-Cola Co.	4.650%	8/14/34	180	184
[11]	Coca-Cola Co.	3.750%	8/15/53	100	111
	Coca-Cola Co.	5.200%	1/14/55	415	435
[8]	Energizer Holdings Inc.	4.375%	3/31/29	30	28
	JBS USA Holding Lux Sarl	5.750%	4/1/33	60	62
7

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	JBS USA Holding Lux Sarl	6.750%	3/15/34	8	9
	JBS USA Holding Lux Sarl	6.500%	12/1/52	10	11
[8]	JBS USA Holding Lux Sarl	7.250%	11/15/53	93	108
[8]	KeHE Distributors LLC	9.000%	2/15/29	50	52
	Keurig Dr Pepper Inc.	4.500%	11/15/45	30	27
	Kraft Heinz Foods Co.	4.875%	10/1/49	200	188
	Kroger Co.	4.700%	8/15/26	640	645
	Kroger Co.	5.000%	9/15/34	935	943
	Kroger Co.	5.500%	9/15/54	600	604
[8]	Lamb Weston Holdings Inc.	4.125%	1/31/30	110	103
[8]	Performance Food Group Inc.	6.125%	9/15/32	5	5
[11]	Philip Morris International Inc.	3.750%	1/15/31	100	114
	Philip Morris International Inc.	5.750%	11/17/32	500	537
	Philip Morris International Inc.	5.250%	2/13/34	230	239
[11]	Philip Morris International Inc.	1.450%	8/1/39	100	78
	Philip Morris International Inc.	4.500%	3/20/42	70	65
[8]	Post Holdings Inc.	6.375%	3/1/33	15	15
[6,8]	Post Holdings Inc.	6.250%	10/15/34	5	5
	Tyson Foods Inc.	3.550%	6/2/27	900	883
	Unilever Capital Corp.	2.125%	9/6/29	750	685
[6,8]	US Foods Inc.	5.750%	4/15/33	10	10
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	5	5
					10,247
Energy (2.5%)
[8]	Blue Racer Midstream LLC	7.000%	7/15/29	11	12
[8]	Blue Racer Midstream LLC	7.250%	7/15/32	5	5
	Boardwalk Pipelines LP	4.800%	5/3/29	156	157
	BP Capital Markets America Inc.	3.001%	3/17/52	1,600	1,097
	Canadian Natural Resources Ltd.	6.250%	3/15/38	8	9
	Cenovus Energy Inc.	2.650%	1/15/32	85	73
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	500	481
	Cheniere Energy Inc.	4.625%	10/15/28	86	86
	Cheniere Energy Partners LP	3.250%	1/31/32	440	393
[8]	Civitas Resources Inc.	8.375%	7/1/28	25	26
[8]	Civitas Resources Inc.	8.750%	7/1/31	60	64
[8]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	350	361
	ConocoPhillips	5.900%	10/15/32	300	330
	ConocoPhillips Co.	3.800%	3/15/52	522	418
	ConocoPhillips Co.	5.300%	5/15/53	750	758
	ConocoPhillips Co.	4.025%	3/15/62	600	484
	Continental Resources Inc.	4.900%	6/1/44	300	256
	DCP Midstream Operating LP	3.250%	2/15/32	250	222
[8]	DCP Midstream Operating LP	6.750%	9/15/37	58	64
	Devon Energy Corp.	5.750%	9/15/54	500	486
	Diamondback Energy Inc.	5.200%	4/18/27	175	179
	Diamondback Energy Inc.	5.400%	4/18/34	50	51
	Diamondback Energy Inc.	4.250%	3/15/52	300	243
	Diamondback Energy Inc.	6.250%	3/15/53	200	215
	Diamondback Energy Inc.	5.750%	4/18/54	100	101
	Diamondback Energy Inc.	5.900%	4/18/64	240	243
	Enbridge Energy Partners LP	7.375%	10/15/45	118	143
	Enbridge Inc.	3.700%	7/15/27	500	493
	Enbridge Inc.	5.300%	4/5/29	45	47
	Enbridge Inc.	4.500%	6/10/44	70	62
	Enbridge Inc.	6.700%	11/15/53	400	464
	Enbridge Inc.	5.950%	4/5/54	610	646
[5]	Energy Transfer LP	5.500%	6/1/27	500	513
	Energy Transfer LP	4.950%	6/15/28	554	563
	Energy Transfer LP	5.250%	4/15/29	1,500	1,543
	Energy Transfer LP	5.250%	7/1/29	115	119
	Energy Transfer LP	4.150%	9/15/29	500	492
	Energy Transfer LP	3.750%	5/15/30	40	38
	Energy Transfer LP	6.400%	12/1/30	35	38
	Energy Transfer LP	6.550%	12/1/33	92	102
	Energy Transfer LP	5.550%	5/15/34	600	621
	Energy Transfer LP	5.600%	9/1/34	600	623
	Energy Transfer LP	5.300%	4/1/44	8	8
	Energy Transfer LP	5.000%	5/15/50	91	82
	Energy Transfer LP	5.950%	5/15/54	570	583
8

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	4.850%	1/31/34	100	101
	Enterprise Products Operating LLC	4.850%	8/15/42	50	48
	Enterprise Products Operating LLC	4.800%	2/1/49	421	394
	Enterprise Products Operating LLC	3.200%	2/15/52	1,087	770
	Enterprise Products Operating LLC	3.300%	2/15/53	800	572
	EQT Corp.	3.900%	10/1/27	123	121
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	96	92
	Halliburton Co.	2.920%	3/1/30	500	465
	Halliburton Co.	6.700%	9/15/38	500	575
	Halliburton Co.	4.750%	8/1/43	300	280
[8]	Helmerich & Payne Inc.	4.650%	12/1/27	380	381
[8]	Helmerich & Payne Inc.	4.850%	12/1/29	225	222
	Hess Corp.	7.875%	10/1/29	295	338
[8]	Hess Midstream Operations LP	6.500%	6/1/29	2	2
[8]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Marathon Oil Corp.	5.300%	4/1/29	90	93
	Marathon Petroleum Corp.	4.750%	9/15/44	400	357
[8]	Noble Finance II LLC	8.000%	4/15/30	5	5
	Occidental Petroleum Corp.	5.000%	8/1/27	680	689
	Occidental Petroleum Corp.	5.200%	8/1/29	225	229
	Occidental Petroleum Corp.	6.625%	9/1/30	800	863
	Occidental Petroleum Corp.	7.875%	9/15/31	255	296
	Occidental Petroleum Corp.	5.375%	1/1/32	135	137
	Occidental Petroleum Corp.	5.550%	10/1/34	205	208
	Occidental Petroleum Corp.	6.600%	3/15/46	320	344
	Occidental Petroleum Corp.	4.400%	4/15/46	300	245
	Occidental Petroleum Corp.	6.050%	10/1/54	165	168
	ONEOK Inc.	6.625%	9/1/53	216	240
[8]	Permian Resources Operating LLC	7.000%	1/15/32	60	62
[8]	Permian Resources Operating LLC	6.250%	2/1/33	10	10
[5]	Petronas Capital Ltd.	3.500%	4/21/30	200	191
	Phillips 66	3.300%	3/15/52	400	277
	Phillips 66 Co.	5.250%	6/15/31	65	67
	Phillips 66 Co.	5.650%	6/15/54	150	151
	Pioneer Natural Resources Co.	1.900%	8/15/30	140	123
[8]	Raizen Fuels Finance SA	5.700%	1/17/35	200	198
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	205	204
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,310	1,307
[8]	Schlumberger Holdings Corp.	5.000%	5/29/27	365	373
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	13	14
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	5	5
[8]	Tallgrass Energy Partners LP	6.000%	12/31/30	18	17
	Targa Resources Corp.	5.200%	7/1/27	95	97
	Targa Resources Corp.	6.125%	3/15/33	70	75
	TotalEnergies Capital SA	5.488%	4/5/54	354	366
	TotalEnergies Capital SA	5.275%	9/10/54	295	296
	TotalEnergies Capital SA	5.638%	4/5/64	275	287
	TransCanada PipeLines Ltd.	4.250%	5/15/28	955	952
	TransCanada PipeLines Ltd.	4.100%	4/15/30	750	738
[8]	Transocean Inc.	8.250%	5/15/29	20	20
[8]	Transocean Inc.	8.500%	5/15/31	50	50
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/28	10	10
[8]	Valaris Ltd.	8.375%	4/30/30	30	31
[8]	Venture Global LNG Inc.	8.125%	6/1/28	25	26
[8]	Venture Global LNG Inc.	7.000%	1/15/30	10	10
[8]	Vital Energy Inc.	7.875%	4/15/32	20	19
	Williams Cos. Inc.	5.300%	8/15/28	85	88
	Williams Cos. Inc.	4.650%	8/15/32	300	298
	Williams Cos. Inc.	5.150%	3/15/34	125	126
	Williams Cos. Inc.	5.100%	9/15/45	500	476
[8]	Yinson Boronia Production BV	8.947%	7/31/42	200	214
					29,409
Financials (10.8%)
[5,11]	ABN AMRO Bank NV	5.500%	9/21/33	100	118
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	530	552
	AerCap Ireland Capital DAC	2.450%	10/29/26	270	259
	AerCap Ireland Capital DAC	3.000%	10/29/28	100	95
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	40	41
[8]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	10	10
9

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allstate Corp.	5.050%	6/24/29	500	515
	Allstate Corp.	5.250%	3/30/33	160	167
	American Express Co.	5.645%	4/23/27	800	816
	American Express Co.	5.098%	2/16/28	80	82
	American Express Co.	5.043%	7/26/28	284	290
	American Express Co.	6.489%	10/30/31	800	884
	American Express Co.	5.915%	4/25/35	1,020	1,089
	American Express Co.	5.284%	7/26/35	899	936
	American International Group Inc.	4.750%	4/1/48	300	284
	American International Group Inc.	4.375%	6/30/50	300	269
[8]	AmWINS Group Inc.	6.375%	2/15/29	37	38
	Aon Global Ltd.	4.750%	5/15/45	300	281
	Aon North America Inc.	5.125%	3/1/27	830	849
	Aon North America Inc.	5.150%	3/1/29	950	981
	Aon North America Inc.	5.750%	3/1/54	1,050	1,112
	Apollo Global Management Inc.	5.800%	5/21/54	370	394
	Ares Capital Corp.	5.950%	7/15/29	260	267
	Assurant Inc.	4.900%	3/27/28	51	51
	Athene Holding Ltd.	4.125%	1/12/28	1,815	1,791
	Athene Holding Ltd.	5.875%	1/15/34	400	418
	Athene Holding Ltd.	3.950%	5/25/51	300	230
	Athene Holding Ltd.	6.250%	4/1/54	1,620	1,723
[8]	Australia & New Zealand Banking Group Ltd.	5.204%	9/30/35	660	658
[8]	Banco de Credito del Peru S.A.	5.800%	3/10/35	230	230
	Banco Santander SA	5.294%	8/18/27	400	409
[5]	Banco Santander SA	5.365%	7/15/28	600	614
	Banco Santander SA	6.607%	11/7/28	100	108
	Bank of America Corp.	4.376%	4/27/28	1,075	1,077
[5]	Bank of America Corp.	3.593%	7/21/28	800	785
[5]	Bank of America Corp.	3.419%	12/20/28	2,400	2,336
[5]	Bank of America Corp.	3.970%	3/5/29	750	741
[5]	Bank of America Corp.	4.271%	7/23/29	620	618
[5]	Bank of America Corp.	2.884%	10/22/30	500	465
	Bank of America Corp.	6.110%	1/29/37	800	884
[5]	Bank of America Corp.	4.244%	4/24/38	400	379
[5]	Bank of America Corp.	2.676%	6/19/41	749	563
	Bank of America Corp.	3.311%	4/22/42	1,200	976
[5]	Bank of America Corp.	4.443%	1/20/48	100	92
	Bank of Montreal	3.088%	1/10/37	450	389
	Bank of New York Mellon Corp.	4.947%	4/26/27	900	909
[5]	Bank of New York Mellon Corp.	3.250%	5/16/27	800	785
[5]	Bank of New York Mellon Corp.	3.442%	2/7/28	300	295
	Bank of New York Mellon Corp.	4.890%	7/21/28	800	815
[5]	Bank of New York Mellon Corp.	5.802%	10/25/28	500	524
	Bank of New York Mellon Corp.	4.543%	2/1/29	550	557
[5]	Bank of New York Mellon Corp.	4.975%	3/14/30	50	52
	Bank of New York Mellon Corp.	5.060%	7/22/32	680	704
[5]	Bank of New York Mellon Corp.	6.474%	10/25/34	50	57
[5]	Bank of New York Mellon Corp.	5.188%	3/14/35	1,370	1,423
	Barclays plc	5.200%	5/12/26	480	483
	Barclays plc	2.279%	11/24/27	800	763
	Barclays plc	5.674%	3/12/28	200	205
	Barclays plc	4.837%	9/10/28	330	333
[5]	Barclays plc	5.088%	6/20/30	8	8
[10]	Barclays plc	3.750%	11/22/30	100	131
	Barclays plc	6.692%	9/13/34	800	890
	Barclays plc	3.330%	11/24/42	740	569
	Barclays plc	6.036%	3/12/55	740	808
	BlackRock Funding Inc.	4.900%	1/8/35	900	928
	BlackRock Funding Inc.	5.250%	3/14/54	200	207
	BlackRock Funding Inc.	5.350%	1/8/55	700	736
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	700	741
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	300	295
[8]	Blue Owl Finance LLC	6.250%	4/18/34	100	105
[5,11]	BNP Paribas SA	4.095%	2/13/34	100	115
[10]	BPCE SA	2.500%	11/30/32	500	605
[8]	BPCE SA	6.508%	1/18/35	108	114
	Brown & Brown Inc.	5.650%	6/11/34	170	178
	Capital One Financial Corp.	3.650%	5/11/27	300	295
	Capital One Financial Corp.	3.800%	1/31/28	450	441
10

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	5.468%	2/1/29	744	763
	Capital One Financial Corp.	5.700%	2/1/30	800	829
[5]	Capital One Financial Corp.	7.624%	10/30/31	800	910
	Capital One Financial Corp.	5.268%	5/10/33	100	101
	Capital One Financial Corp.	6.377%	6/8/34	455	492
	Capital One Financial Corp.	5.884%	7/26/35	1,600	1,674
	Charles Schwab Corp.	6.136%	8/24/34	555	607
[5]	Citibank NA	5.570%	4/30/34	930	992
[5]	Citigroup Inc.	4.075%	4/23/29	400	396
	Citigroup Inc.	4.542%	9/19/30	1,280	1,282
	Corebridge Financial Inc.	3.650%	4/5/27	500	492
	Corebridge Financial Inc.	4.350%	4/5/42	300	265
[8]	Corebridge Global Funding	4.650%	8/20/27	3,480	3,522
[11]	Credit Agricole Assurances SA	2.625%	1/29/48	100	107
[8]	Credit Agricole SA	4.631%	9/11/28	250	251
[11]	Crelan SA	5.250%	1/23/32	200	239
[8]	Danske Bank A/S	5.427%	3/1/28	240	246
	Deutsche Bank AG	7.146%	7/13/27	800	833
	Deutsche Bank AG	5.371%	9/9/27	250	257
	Deutsche Bank AG	2.552%	1/7/28	500	477
	Deutsche Bank AG	5.706%	2/8/28	950	970
	Deutsche Bank AG	6.720%	1/18/29	450	476
	Deutsche Bank AG	4.999%	9/11/30	350	352
[5,11]	Deutsche Bank AG	4.000%	6/24/32	200	222
	Deutsche Bank AG	7.079%	2/10/34	800	863
	Fifth Third Bancorp	2.550%	5/5/27	600	575
	Fifth Third Bancorp	6.339%	7/27/29	410	436
	Fifth Third Bancorp	4.895%	9/6/30	340	344
	Fifth Third Bancorp	5.631%	1/29/32	70	73
[8]	Focus Financial Partners LLC	6.750%	9/15/31	15	15
	Gaci First Investment Co.	5.000%	10/13/27	7,119	7,215
	Gaci First Investment Co.	5.000%	1/29/29	1,000	1,016
	GATX Corp.	3.250%	9/15/26	185	181
	GATX Corp.	4.550%	11/7/28	40	40
	GATX Corp.	4.700%	4/1/29	94	95
[8]	GGAM Finance Ltd.	8.000%	6/15/28	25	27
[8]	Global Atlantic Fin Co.	7.950%	6/15/33	108	123
[8]	Global Atlantic Fin Co.	6.750%	3/15/54	70	74
	Goldman Sachs Group Inc.	5.727%	4/25/30	725	762
	Goldman Sachs Group Inc.	6.750%	10/1/37	50	58
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	114
[8]	Howden UK Refinance plc	7.250%	2/15/31	10	10
[8]	Howden UK Refinance plc	8.125%	2/15/32	90	92
	HSBC Holdings plc	1.589%	5/24/27	400	382
	HSBC Holdings plc	5.597%	5/17/28	650	668
	HSBC Holdings plc	7.390%	11/3/28	1,563	1,692
[5]	HSBC Holdings plc	4.583%	6/19/29	200	200
	HSBC Holdings plc	5.733%	5/17/32	1,215	1,280
[11]	HSBC Holdings plc	6.364%	11/16/32	600	721
	HSBC Holdings plc	6.500%	9/15/37	307	339
	Huntington Bancshares Inc.	5.023%	5/17/33	300	298
	Huntington Bancshares Inc.	5.709%	2/2/35	662	690
	Huntington National Bank	5.650%	1/10/30	50	52
	Intercontinental Exchange Inc.	5.250%	6/15/31	130	137
	Jefferies Financial Group Inc.	6.450%	6/8/27	500	525
	JPMorgan Chase & Co.	1.578%	4/22/27	800	767
	JPMorgan Chase & Co.	3.625%	12/1/27	770	758
	JPMorgan Chase & Co.	5.040%	1/23/28	480	488
	JPMorgan Chase & Co.	4.323%	4/26/28	210	210
[5]	JPMorgan Chase & Co.	2.182%	6/1/28	428	406
	JPMorgan Chase & Co.	4.979%	7/22/28	1,412	1,439
	JPMorgan Chase & Co.	5.012%	1/23/30	260	267
	JPMorgan Chase & Co.	5.581%	4/22/30	1,590	1,669
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	800	741
	JPMorgan Chase & Co.	4.912%	7/25/33	800	817
	JPMorgan Chase & Co.	5.336%	1/23/35	160	167
	JPMorgan Chase & Co.	5.294%	7/22/35	438	457
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	400	322
	JPMorgan Chase & Co.	5.600%	7/15/41	800	870
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	800	691
11

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LPL Holdings Inc.	6.000%	5/20/34	445	465
[8]	Lseg US Fin Corp.	4.875%	3/28/27	200	203
[8]	Lseg US Fin Corp.	5.297%	3/28/34	200	209
	M&T Bank Corp.	4.553%	8/16/28	150	150
	M&T Bank Corp.	6.082%	3/13/32	493	521
[8]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	4	4
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,170	1,176
[5]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	200	194
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	207
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	500	526
	Morgan Stanley	3.625%	1/20/27	800	792
	Morgan Stanley	3.950%	4/23/27	210	208
	Morgan Stanley	1.593%	5/4/27	1,250	1,196
	Morgan Stanley	2.475%	1/21/28	1,256	1,206
[5]	Morgan Stanley	3.591%	7/22/28	900	882
	Morgan Stanley	5.123%	2/1/29	100	103
	Morgan Stanley	5.173%	1/16/30	20	21
[5]	Morgan Stanley	5.424%	7/21/34	500	522
	Morgan Stanley	5.466%	1/18/35	670	701
	Morgan Stanley	5.831%	4/19/35	600	644
	Morgan Stanley	5.320%	7/19/35	870	904
	Morgan Stanley	5.948%	1/19/38	8	8
[5]	Morgan Stanley	4.457%	4/22/39	410	393
[5]	Morgan Stanley Bank NA	5.504%	5/26/28	250	258
[5]	Morgan Stanley Bank NA	4.968%	7/14/28	1,406	1,436
	Nasdaq Inc.	5.350%	6/28/28	1,500	1,557
	Nasdaq Inc.	2.500%	12/21/40	365	259
[8]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	10	10
[8]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	10	10
[5,11]	Nationwide Building Society	3.828%	7/24/32	500	570
	NatWest Group plc	4.964%	8/15/30	800	812
[8]	NatWest Markets plc	5.416%	5/17/27	1,250	1,283
[8]	NatWest Markets plc	5.410%	5/17/29	500	520
[5,11]	NIBC Bank NV	6.000%	11/16/28	300	366
	Nomura Holdings Inc.	5.594%	7/2/27	292	300
	Nomura Holdings Inc.	5.783%	7/3/34	2,108	2,215
	OneMain Finance Corp.	7.125%	11/15/31	10	10
[8]	Penske Truck Leasing Co. LP	5.250%	7/1/29	1,010	1,040
[5]	PNC Bank NA	4.050%	7/26/28	450	447
	PNC Financial Services Group Inc.	6.615%	10/20/27	50	52
	PNC Financial Services Group Inc.	5.492%	5/14/30	530	554
	PNC Financial Services Group Inc.	2.307%	4/23/32	150	131
	PNC Financial Services Group Inc.	5.939%	8/18/34	120	129
[5]	Prudential Financial Inc.	5.700%	12/14/36	100	109
[5]	Prudential Financial Inc.	4.600%	5/15/44	150	142
	Prudential Financial Inc.	6.500%	3/15/54	40	43
[5,11]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	300	355
	Regions Financial Corp.	5.722%	6/6/30	370	383
	Regions Financial Corp.	5.502%	9/6/35	500	509
[8]	RGA Global Funding	5.500%	1/11/31	200	209
[5]	Royal Bank of Canada	6.000%	11/1/27	500	528
[5]	Royal Bank of Canada	4.969%	8/2/30	2,600	2,668
[8]	Ryan Specialty LLC	5.875%	8/1/32	5	5
[8]	Shift4 Payments LLC	6.750%	8/15/32	5	5
[8]	Societe Generale SA	6.066%	1/19/35	8	8
[8]	Standard Chartered plc	5.688%	5/14/28	200	205
[8]	Standard Chartered plc	5.905%	5/14/35	370	390
	State Street Corp.	4.530%	2/20/29	1,790	1,807
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	566	589
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	1,073	1,155
[5]	Truist Financial Corp.	6.047%	6/8/27	800	821
	UBS AG	7.500%	2/15/28	428	470
[8]	UBS Group AG	4.282%	1/9/28	350	347
[8]	UBS Group AG	4.253%	3/23/28	280	277
[8]	UBS Group AG	5.617%	9/13/30	330	345
[8]	UBS Group AG	3.091%	5/14/32	520	468
[8]	UBS Group AG	5.379%	9/6/45	1,350	1,381
[5]	US Bancorp	3.100%	4/27/26	400	393
[5]	US Bancorp	3.900%	4/26/28	400	396
	US Bancorp	5.384%	1/23/30	150	156
12

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	US Bancorp	4.009%	5/21/32	300	343
[5]	Wells Fargo & Co.	2.393%	6/2/28	170	162
[5]	Wells Fargo & Co.	3.068%	4/30/41	100	79
	Wells Fargo & Co.	5.375%	11/2/43	500	503
	Wells Fargo & Co.	5.606%	1/15/44	433	446
[5]	Wells Fargo Bank NA	6.600%	1/15/38	635	734
					126,483
Health Care (2.0%)
	AbbVie Inc.	4.950%	3/15/31	800	831
	AbbVie Inc.	4.050%	11/21/39	470	434
	AbbVie Inc.	5.350%	3/15/44	500	528
	AbbVie Inc.	4.450%	5/14/46	100	93
	AbbVie Inc.	5.400%	3/15/54	861	913
	Aetna Inc.	3.875%	8/15/47	2,382	1,861
	Agilent Technologies Inc.	4.750%	9/9/34	205	205
	Amgen Inc.	4.200%	3/1/33	200	194
	Amgen Inc.	5.600%	3/2/43	80	84
	Amgen Inc.	4.563%	6/15/48	40	36
	Amgen Inc.	4.875%	3/1/53	500	470
	Amgen Inc.	5.650%	3/2/53	310	326
	Amgen Inc.	5.750%	3/2/63	30	32
	AstraZeneca Finance LLC	4.850%	2/26/29	65	67
	AstraZeneca Finance LLC	2.250%	5/28/31	250	222
	AstraZeneca plc	4.000%	9/18/42	600	539
[8]	Bausch + Lomb Corp.	8.375%	10/1/28	30	32
	Baxter International Inc.	1.915%	2/1/27	400	379
	Becton Dickinson & Co.	4.693%	2/13/28	331	335
	Becton Dickinson & Co.	4.874%	2/8/29	100	102
[11]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	300	346
[11]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	200	155
	Bristol-Myers Squibb Co.	4.350%	11/15/47	800	716
	Bristol-Myers Squibb Co.	4.550%	2/20/48	200	184
	Bristol-Myers Squibb Co.	4.250%	10/26/49	901	791
	Bristol-Myers Squibb Co.	2.550%	11/13/50	300	191
	Bristol-Myers Squibb Co.	3.700%	3/15/52	800	635
	Bristol-Myers Squibb Co.	6.250%	11/15/53	800	926
	Bristol-Myers Squibb Co.	5.650%	2/22/64	130	138
[8]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	30	29
[8]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	60	59
	Centene Corp.	2.500%	3/1/31	500	430
[5]	CommonSpirit Health	4.350%	11/1/42	800	718
[8]	Community Health Systems Inc.	5.625%	3/15/27	80	79
[8]	Community Health Systems Inc.	10.875%	1/15/32	7	8
	CVS Health Corp.	5.125%	2/21/30	622	638
	CVS Health Corp.	4.125%	4/1/40	330	282
	CVS Health Corp.	5.125%	7/20/45	253	236
	CVS Health Corp.	5.875%	6/1/53	200	203
	CVS Health Corp.	6.000%	6/1/63	270	276
[8]	DaVita Inc.	3.750%	2/15/31	30	27
[8]	DaVita Inc.	6.875%	9/1/32	10	10
	Elevance Health Inc.	5.150%	6/15/29	180	187
	Elevance Health Inc.	5.500%	10/15/32	455	483
	Elevance Health Inc.	4.550%	3/1/48	300	270
	Elevance Health Inc.	3.125%	5/15/50	500	354
	Elevance Health Inc.	3.600%	3/15/51	500	385
	Elevance Health Inc.	6.100%	10/15/52	310	344
	Elevance Health Inc.	5.125%	2/15/53	540	529
	Elevance Health Inc.	5.650%	6/15/54	770	813
	Eli Lilly & Co.	4.950%	2/27/63	222	221
[8]	Fortrea Holdings Inc.	7.500%	7/1/30	10	10
	GE HealthCare Technologies Inc.	4.800%	8/14/29	260	265
	HCA Inc.	5.450%	4/1/31	340	354
	HCA Inc.	4.625%	3/15/52	35	30
	HCA Inc.	6.000%	4/1/54	55	58
	McKesson Corp.	5.100%	7/15/33	400	415
[8]	Medline Borrower LP	6.250%	4/1/29	3	3
	Merck & Co. Inc.	3.700%	2/10/45	800	674
	Merck & Co. Inc.	2.750%	12/10/51	800	541
[11]	MSD Netherlands Capital BV	3.700%	5/30/44	300	337
13

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	4.700%	9/18/54	505	495
[8]	Organon & Co.	5.125%	4/30/31	5	5
	Quest Diagnostics Inc.	4.200%	6/30/29	260	259
	Revvity Inc.	3.300%	9/15/29	370	349
[11]	Stryker Corp.	3.375%	9/11/32	100	112
	Stryker Corp.	4.625%	9/11/34	95	95
[11]	Stryker Corp.	3.625%	9/11/36	100	111
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	100	70
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	140	135
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	25	25
	UnitedHealth Group Inc.	6.500%	6/15/37	100	116
	UnitedHealth Group Inc.	5.375%	4/15/54	304	316
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	718	731
	Zoetis Inc.	4.700%	2/1/43	100	95
					23,947
Industrials (2.0%)
	Allegion plc	3.500%	10/1/29	319	304
[8]	American Airlines Inc.	7.250%	2/15/28	25	26
[8]	American Airlines Inc.	5.750%	4/20/29	60	60
[8]	American Airlines Inc.	8.500%	5/15/29	30	32
[8]	Arcosa Inc.	6.875%	8/15/32	5	5
[11]	Ayvens SA	4.000%	1/24/31	100	114
[8]	Boeing Co.	6.298%	5/1/29	10	10
	Boeing Co.	5.150%	5/1/30	485	486
	Boeing Co.	3.625%	2/1/31	119	109
[8]	Boeing Co.	6.388%	5/1/31	1,369	1,456
[8]	Boeing Co.	6.528%	5/1/34	1,362	1,461
	Boeing Co.	5.705%	5/1/40	100	98
[8]	Boeing Co.	6.858%	5/1/54	100	110
[8]	Boeing Co.	7.008%	5/1/64	110	121
[8]	Bombardier Inc.	7.000%	6/1/32	5	5
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	120	129
[8]	Clean Harbors Inc.	5.125%	7/15/29	60	59
	Deere & Co.	3.900%	6/9/42	800	717
	Delta Air Lines Inc.	4.375%	4/19/28	644	637
[8]	Delta Air Lines Inc.	4.750%	10/20/28	210	210
[5,11]	Deutsche Lufthansa AG	2.875%	5/16/27	200	220
[5,11]	easyJet plc	3.750%	3/20/31	100	112
[8]	ERAC USA Finance LLC	7.000%	10/15/37	150	179
[8]	Gates Corp.	6.875%	7/1/29	5	5
[5,11]	General Electric Co.	4.125%	9/19/35	100	117
[8]	Genesee & Wyoming Inc.	6.250%	4/15/32	20	21
[8]	Hawaiian Brand Intellectual Property Ltd.	11.000%	4/15/29	82	82
[8]	Herc Holdings Inc.	6.625%	6/15/29	5	5
	Hillenbrand Inc.	6.250%	2/15/29	10	10
	Honeywell International Inc.	4.750%	2/1/32	1,300	1,338
	Honeywell International Inc.	5.350%	3/1/64	130	137
	Ingersoll Rand Inc.	5.197%	6/15/27	30	31
	Ingersoll Rand Inc.	5.176%	6/15/29	10	10
	Ingersoll Rand Inc.	5.314%	6/15/31	30	31
	Ingersoll Rand Inc.	5.450%	6/15/34	40	42
	Ingersoll Rand Inc.	5.700%	6/15/54	110	117
[11]	International Consolidated Airlines Group SA	3.750%	3/25/29	200	225
[8]	JetBlue Airways Corp.	9.875%	9/20/31	12	13
	L3Harris Technologies Inc.	5.250%	6/1/31	120	125
	Lockheed Martin Corp.	4.300%	6/15/62	100	89
	Lockheed Martin Corp.	5.200%	2/15/64	110	114
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	3,548	3,592
[5,11]	Motability Operations Group plc	3.875%	1/24/34	400	458
	Norfolk Southern Corp.	3.050%	5/15/50	585	412
	Norfolk Southern Corp.	5.950%	3/15/64	40	44
	Northrop Grumman Corp.	3.200%	2/1/27	800	784
	Northrop Grumman Corp.	3.250%	1/15/28	1,600	1,555
	Northrop Grumman Corp.	4.030%	10/15/47	500	430
	Northrop Grumman Corp.	5.200%	6/1/54	170	173
	Otis Worldwide Corp.	5.250%	8/16/28	325	337
	Parker-Hannifin Corp.	3.250%	6/14/29	1,530	1,469
	Parker-Hannifin Corp.	4.000%	6/14/49	500	425
[8]	Rolls-Royce plc	3.625%	10/14/25	10	10
14

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	5.750%	11/8/26	1,600	1,650
	RTX Corp.	6.050%	6/1/36	120	133
	RTX Corp.	4.875%	10/15/40	53	52
	RTX Corp.	3.750%	11/1/46	500	409
[5]	Ryder System Inc.	5.300%	3/15/27	30	31
[5]	Ryder System Inc.	5.500%	6/1/29	1,500	1,565
[8]	Spirit AeroSystems Inc.	9.750%	11/15/30	90	100
[6,8]	Terex Corp.	6.250%	10/15/32	7	7
[8]	TransDigm Inc.	6.375%	3/1/29	5	5
[8]	TransDigm Inc.	6.625%	3/1/32	60	63
[8]	TransDigm Inc.	6.000%	1/15/33	30	30
	Union Pacific Corp.	3.799%	4/6/71	200	154
[8]	United Airlines Inc.	4.375%	4/15/26	60	59
[8]	Watco Cos. LLC	7.125%	8/1/32	2	2
					23,121
Materials (0.9%)
[5]	Antofagasta plc	2.375%	10/14/30	220	190
[8]	Antofagasta plc	6.250%	5/2/34	200	213
[8]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	30	30
[8]	Avient Corp.	6.250%	11/1/31	5	5
	Ball Corp.	6.000%	6/15/29	10	10
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	291
[8]	Chemours Co.	4.625%	11/15/29	90	81
[8]	Cleveland-Cliffs Inc.	7.000%	3/15/32	10	10
	Dow Chemical Co.	5.600%	2/15/54	85	88
	Eastman Chemical Co.	4.500%	12/1/28	185	186
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	503
	Freeport-McMoRan Inc.	5.450%	3/15/43	800	803
	Georgia-Pacific LLC	7.750%	11/15/29	100	116
	LYB International Finance III LLC	2.250%	10/1/30	300	266
[8]	NOVA Chemicals Corp.	8.500%	11/15/28	10	11
[8]	NOVA Chemicals Corp.	9.000%	2/15/30	13	14
	Nutrien Ltd.	4.900%	3/27/28	70	71
	Nutrien Ltd.	5.400%	6/21/34	464	480
	Nutrien Ltd.	4.900%	6/1/43	200	188
[8]	Olympus Water US Holding Corp.	6.250%	10/1/29	30	29
[8]	Olympus Water US Holding Corp.	7.250%	6/15/31	40	42
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	84	86
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	7	7
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	500	338
	Rio Tinto Finance USA plc	5.000%	3/9/33	800	838
[5]	Sherwin-Williams Co.	4.550%	3/1/28	505	511
[8]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	206
[8]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	209
	Southern Copper Corp.	3.875%	4/23/25	95	94
	Suzano Austria GmbH	6.000%	1/15/29	3,500	3,621
	Vale Overseas Ltd.	3.750%	7/8/30	300	286
[8]	WR Grace Holdings LLC	5.625%	8/15/29	30	28
	WRKCo Inc.	3.375%	9/15/27	300	292
	WRKCo Inc.	4.000%	3/15/28	175	173
[8]	Yara International ASA	4.750%	6/1/28	133	133
					10,449
Real Estate (0.8%)
	American Tower Corp.	3.125%	1/15/27	205	200
	American Tower Corp.	3.550%	7/15/27	500	490
[5,11]	Aroundtown SA	1.625%	1/31/28	200	205
[5,11]	Aroundtown SA	1.450%	7/9/28	100	101
[5,11]	Aroundtown SA	4.800%	7/16/29	100	112
	AvalonBay Communities Inc.	5.350%	6/1/34	85	89
	Crown Castle Inc.	3.800%	2/15/28	300	294
	Crown Castle Inc.	4.900%	9/1/29	1,350	1,373
[11]	Digital Dutch Finco BV	1.000%	1/15/32	200	185
	Digital Realty Trust LP	3.700%	8/15/27	500	493
	Extra Space Storage LP	5.700%	4/1/28	1,500	1,562
	Extra Space Storage LP	3.900%	4/1/29	180	176
	Healthpeak OP LLC	3.500%	7/15/29	500	480
	Highwoods Realty LP	7.650%	2/1/34	74	85
	Host Hotels & Resorts LP	5.700%	7/1/34	80	83
	Kilroy Realty LP	4.750%	12/15/28	22	22
15

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimco Realty OP LLC	4.250%	4/1/45	8	7
[8]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	5	5
	Mid-America Apartments LP	5.000%	3/15/34	110	112
[8]	Park Intermediate Holdings LLC	7.000%	2/1/30	2	2
[6,8]	Pebblebrook Hotel LP	6.375%	10/15/29	5	5
[5,11]	Prologis Euro Finance LLC	4.250%	1/31/43	100	113
[5,11]	Prologis International Funding II SA	4.625%	2/21/35	100	118
	Prologis LP	2.125%	4/15/27	400	381
	Prologis LP	1.750%	2/1/31	100	86
	Prologis LP	5.000%	3/15/34	150	154
	Prologis LP	5.250%	3/15/54	50	51
[11]	Realty Income Corp.	4.875%	7/6/30	100	119
	Realty Income Corp.	5.125%	2/15/34	200	204
	Realty Income Corp.	5.375%	9/1/54	879	894
	Regency Centers LP	5.250%	1/15/34	200	206
	Sabra Health Care LP	3.200%	12/1/31	8	7
	Simon Property Group LP	1.750%	2/1/28	556	515
	Simon Property Group LP	3.800%	7/15/50	241	191
[6,8]	Starwood Property Trust Inc.	6.000%	4/15/30	20	20
	Sun Communities Operating LP	5.500%	1/15/29	90	93
[11]	Vonovia SE	1.875%	6/28/28	100	106
[5,11]	Vonovia SE	0.250%	9/1/28	100	99
	Weyerhaeuser Co.	6.950%	10/1/27	92	98
					9,536
Technology (3.9%)
[8]	Atkore Inc.	4.250%	6/1/31	10	9
	Atlassian Corp.	5.250%	5/15/29	240	248
	Atlassian Corp.	5.500%	5/15/34	210	220
[8]	Broadcom Inc.	1.950%	2/15/28	90	84
[6]	Broadcom Inc.	4.150%	2/15/28	1,260	1,259
	Broadcom Inc.	4.110%	9/15/28	1,600	1,595
[8]	Broadcom Inc.	4.000%	4/15/29	200	197
	Broadcom Inc.	4.750%	4/15/29	1,721	1,747
	Broadcom Inc.	5.050%	7/12/29	1,600	1,647
[6]	Broadcom Inc.	4.350%	2/15/30	1,290	1,288
	Broadcom Inc.	5.150%	11/15/31	1,495	1,550
	Broadcom Inc.	4.300%	11/15/32	800	786
[8]	Broadcom Inc.	3.469%	4/15/34	372	335
[8]	Broadcom Inc.	4.926%	5/15/37	100	100
[8]	Broadcom Inc.	3.500%	2/15/41	100	82
	Cadence Design Systems Inc.	4.200%	9/10/27	130	131
	Cadence Design Systems Inc.	4.300%	9/10/29	230	231
	Cadence Design Systems Inc.	4.700%	9/10/34	205	206
	CDW LLC	5.100%	3/1/30	160	163
[8]	Central Parent Inc.	7.250%	6/15/29	60	61
[8]	Central Parent LLC	8.000%	6/15/29	30	31
	Cisco Systems Inc.	4.850%	2/26/29	1,600	1,654
	Cisco Systems Inc.	5.300%	2/26/54	200	212
	Cisco Systems Inc.	5.350%	2/26/64	120	127
[8]	Cloud Software Group Inc.	6.500%	3/31/29	80	80
[8]	Cloud Software Group Inc.	8.250%	6/30/32	5	5
	Dell Inc.	6.500%	4/15/38	100	110
	Dell International LLC	5.250%	2/1/28	1,600	1,652
	Dell International LLC	5.300%	10/1/29	500	520
	Dell International LLC	5.400%	4/15/34	210	219
	Dell International LLC	8.100%	7/15/36	1,600	1,990
	Dell International LLC	8.350%	7/15/46	8	11
[8]	Entegris Inc.	4.750%	4/15/29	10	10
[11]	Fiserv Inc.	4.500%	5/24/31	300	354
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	4,325	4,329
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	8,865	8,837
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	250	248
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	745	731
	HP Inc.	3.400%	6/17/30	229	217
	Intel Corp.	5.150%	2/21/34	960	970
	Intel Corp.	5.700%	2/10/53	745	732
	Intel Corp.	5.900%	2/10/63	20	20
	Kyndryl Holdings Inc.	6.350%	2/20/34	30	32
[8]	McAfee Corp.	7.375%	2/15/30	26	25
16

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Oracle Corp.	4.200%	9/27/29	4,139	4,130
	Oracle Corp.	5.500%	9/27/64	1,218	1,213
	PayPal Holdings Inc.	5.500%	6/1/54	300	316
	QUALCOMM Inc.	4.300%	5/20/47	1,600	1,449
[8]	SS&C Technologies Inc.	5.500%	9/30/27	10	10
	Texas Instruments Inc.	1.750%	5/4/30	100	88
	Texas Instruments Inc.	3.875%	3/15/39	800	742
	Texas Instruments Inc.	5.150%	2/8/54	1,920	1,972
[8]	UKG Inc.	6.875%	2/1/31	45	47
	Western Digital Corp.	2.850%	2/1/29	8	7
					45,029
Utilities (3.1%)
	AEP Texas Inc.	5.450%	5/15/29	120	125
	AEP Transmission Co. LLC	3.800%	6/15/49	240	192
	Alabama Power Co.	5.850%	11/15/33	220	240
[8]	Alpha Generation LLC	6.750%	10/15/32	20	20
	Ameren Corp.	5.700%	12/1/26	1,250	1,285
	Ameren Corp.	1.750%	3/15/28	300	276
	Ameren Corp.	5.000%	1/15/29	2,970	3,042
	Ameren Corp.	3.500%	1/15/31	2,055	1,945
[6]	Atmos Energy Corp.	5.000%	12/15/54	1,040	1,016
	Black Hills Corp.	6.000%	1/15/35	450	480
	CenterPoint Energy Inc.	5.400%	6/1/29	400	415
[8]	Clearway Energy Operating LLC	4.750%	3/15/28	5	5
[8]	Clearway Energy Operating LLC	3.750%	2/15/31	20	18
[5]	Colbun SA	3.950%	10/11/27	355	346
	Commonwealth Edison Co.	5.900%	3/15/36	215	236
[5]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	210	194
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,600	1,196
	Consumers Energy Co.	4.600%	5/30/29	110	112
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	129	134
	DTE Energy Co.	5.850%	6/1/34	350	376
	Duke Energy Carolinas LLC	4.950%	1/15/33	500	516
	Duke Energy Carolinas LLC	3.750%	6/1/45	255	211
	Duke Energy Corp.	4.300%	3/15/28	50	50
	Duke Energy Corp.	4.850%	1/5/29	175	179
[11]	Duke Energy Corp.	3.750%	4/1/31	100	112
	Duke Energy Corp.	2.550%	6/15/31	1,424	1,259
	Duke Energy Florida LLC	3.400%	10/1/46	500	385
	Duke Energy Florida LLC	6.200%	11/15/53	500	575
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	105
	Edison International	5.750%	6/15/27	1,600	1,652
[5,11]	Engie SA	4.000%	1/11/35	200	231
	Entergy Arkansas LLC	3.350%	6/15/52	330	242
	Exelon Corp.	4.450%	4/15/46	400	356
	Exelon Corp.	5.600%	3/15/53	50	52
[8]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	610	636
[8]	FirstEnergy Transmission LLC	4.550%	1/15/30	400	403
	Georgia Power Co.	5.004%	2/23/27	300	307
[5]	Georgia Power Co.	4.750%	9/1/40	100	97
	Idaho Power Co.	5.200%	8/15/34	155	161
	MidAmerican Energy Co.	5.300%	2/1/55	370	383
	National Grid plc	5.418%	1/11/34	300	313
[6,8]	Niagara Energy SAC	5.746%	10/3/34	1,875	1,884
[8]	Niagara Mohawk Power Corp.	5.664%	1/17/54	30	31
	NiSource Inc.	5.250%	3/30/28	500	515
	NiSource Inc.	5.200%	7/1/29	360	373
	NiSource Inc.	2.950%	9/1/29	500	469
	NiSource Inc.	5.350%	4/1/34	679	705
	NiSource Inc.	4.375%	5/15/47	150	132
	NiSource Inc.	5.000%	6/15/52	500	481
	OGE Energy Corp.	5.450%	5/15/29	150	156
	Oglethorpe Power Corp.	6.200%	12/1/53	58	63
[8]	Oglethorpe Power Corp.	5.800%	6/1/54	495	521
	Pacific Gas & Electric Co.	6.100%	1/15/29	238	251
	Pacific Gas & Electric Co.	4.200%	3/1/29	70	69
	Pacific Gas & Electric Co.	5.550%	5/15/29	90	93
	Pacific Gas & Electric Co.	5.800%	5/15/34	60	63
	Pacific Gas & Electric Co.	4.500%	7/1/40	28	25
17

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.300%	8/1/40	8	6
	Pacific Gas & Electric Co.	6.750%	1/15/53	50	57
[8]	Pattern Energy Operations LP	4.500%	8/15/28	2	2
	Public Service Enterprise Group Inc.	5.200%	4/1/29	240	249
	San Diego Gas & Electric Co.	5.550%	4/15/54	240	254
[5,11]	Severn Trent Utilities Finance plc	4.000%	3/5/34	200	227
	Southern California Edison Co.	4.875%	2/1/27	300	305
	Southern California Edison Co.	5.300%	3/1/28	100	103
	Southern California Edison Co.	5.450%	6/1/31	410	434
	Southern California Edison Co.	4.650%	10/1/43	800	747
[5]	Southern California Edison Co.	4.125%	3/1/48	100	85
[5]	Southern California Gas Co.	3.950%	2/15/50	110	89
[5]	Southern Co.	3.700%	4/30/30	930	899
	Tampa Electric Co.	4.900%	3/1/29	200	205
	Union Electric Co.	5.200%	4/1/34	750	784
	Union Electric Co.	3.900%	4/1/52	750	619
[5,11]	United Utilities Water Finance plc	3.750%	5/23/34	300	335
	Virginia Electric & Power Co.	5.000%	4/1/33	800	820
	Virginia Electric & Power Co.	5.050%	8/15/34	500	514
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	362	293
	Virginia Electric & Power Co.	2.450%	12/15/50	1,600	988
[5]	Virginia Electric & Power Co.	4.625%	5/15/52	75	69
	Virginia Electric & Power Co.	5.450%	4/1/53	540	561
	Virginia Electric & Power Co.	5.700%	8/15/53	600	643
	Virginia Electric & Power Co.	5.550%	8/15/54	1,040	1,094
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	200	246
[5,10]	Yorkshire Water Finance plc	1.750%	10/27/32	200	196
					36,533
Total Corporate Bonds (Cost $354,859)					359,243
Sovereign Bonds (11.3%)
	Agence Francaise de Developpement EPIC	4.000%	6/15/27	4,800	4,820
[5]	Asian Development Bank	3.625%	8/28/29	4,868	4,866
[5]	Banco del Estado de Chile	2.704%	1/9/25	500	495
[5,11,12]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	1,136	1,305
[5,12]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	300	315
[5]	Bermuda	4.750%	2/15/29	320	321
[5,8]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	652	671
[5,8]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,514	1,589
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,038	1,090
[5,8]	CDP Financial Inc.	4.875%	6/5/29	1,360	1,421
[5,8]	Central American Bank for Economic Integration	5.000%	1/25/27	245	250
	Corp. Andina de Fomento	4.125%	1/7/28	1,102	1,107
	Corp. Andina de Fomento	5.000%	1/24/29	290	300
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	200	194
[5]	Corp. Nacional del Cobre de Chile	5.125%	2/2/33	555	552
[5,8,13]	Development Bank of Japan Inc.	4.625%	4/10/29	200	206
[5]	Dominican Republic	6.875%	1/29/26	347	353
[5]	Dominican Republic	5.500%	2/22/29	275	277
	Ecopetrol SA	8.625%	1/19/29	500	539
	Ecopetrol SA	6.875%	4/29/30	133	133
[5]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,124	2,128
	European Investment Bank	3.750%	11/15/29	4,826	4,850
[11]	European Investment Bank	2.875%	10/15/31	1,125	1,285
[11]	European Investment Bank	2.625%	9/4/34	1,866	2,065
[5,11]	European Union	2.750%	10/5/26	11,418	12,819
[11]	European Union	2.875%	10/5/29	423	481
[5,11]	European Union	3.125%	12/4/30	150	173
[5,11]	European Union	0.700%	7/6/51	1,330	827
[5,11]	European Union	3.375%	10/5/54	270	301
	Federative Republic of Brazil	7.125%	5/13/54	286	297
[6,11]	Free and Hanseatic City of Hamburg	2.375%	10/2/29	3,816	4,249
[8,11]	Hellenic Republic	3.375%	6/15/34	5,655	6,437
[11]	Hellenic Republic	4.200%	1/30/42	715	853
[8,11]	Hellenic Republic	4.125%	6/15/54	1,063	1,224
[5,14]	Japan	1.200%	6/20/53	84,200	476
[5,14]	Japan	2.200%	6/20/54	84,200	600
[5,8]	Japan Finance Organization for Municipalities	5.000%	4/23/29	756	788
[13]	Japan International Cooperation Agency	4.750%	5/21/29	226	234
18

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,15]	KFW	3.500%	8/27/27	9,032	9,003
[10,15]	KFW	3.875%	10/1/29	940	1,250
[8]	Kingdom of Belgium	4.875%	6/10/55	388	404
[5]	Kingdom of Morocco	2.375%	12/15/27	200	185
[5,8]	Kingdom of Saudi Arabia	5.750%	1/16/54	300	306
[8,11]	Kingdom of Spain	3.450%	10/31/34	837	973
[5,8]	KSA Sukuk Ltd.	5.250%	6/4/27	540	554
[5,16]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	456	468
[5]	Oman Government Bond	4.750%	6/15/26	6,340	6,324
[5,8]	Ontario Teachers' Finance Trust	4.625%	4/10/29	250	257
[5]	Oriental Republic of Uruguay	4.975%	4/20/55	20	19
[5]	Oriental Republic of Uruguay	5.250%	9/10/60	355	355
[5]	Paraguay Government Bond	4.950%	4/28/31	200	199
	Petroleos Mexicanos	6.875%	10/16/25	100	100
	Petroleos Mexicanos	4.500%	1/23/26	1,380	1,335
	Petroleos Mexicanos	6.500%	3/13/27	1,760	1,727
	Petroleos Mexicanos	6.840%	1/23/30	600	556
	Petroleos Mexicanos	5.950%	1/28/31	1,200	1,039
	Province of Quebec	4.500%	4/3/29	635	653
[5,11]	Republic of Bulgaria	4.125%	9/23/29	3,750	4,363
[11]	Republic of Bulgaria	3.625%	9/5/32	1,600	1,808
	Republic of Bulgaria	5.000%	3/5/37	382	383
[5]	Republic of Chile	2.750%	1/31/27	4,283	4,136
[5]	Republic of Colombia	3.875%	4/25/27	260	251
[5]	Republic of Colombia	3.000%	1/30/30	600	514
[5,11]	Republic of Cyprus	3.250%	6/27/31	625	721
[5]	Republic of Guatemala	4.375%	6/5/27	200	195
[11]	Republic of Iceland	3.500%	3/21/34	1,155	1,341
[5,11]	Republic of Indonesia	3.375%	7/30/25	100	111
[5]	Republic of Indonesia	4.150%	9/20/27	2,691	2,700
	Republic of Indonesia	3.500%	1/11/28	300	294
[5]	Republic of Indonesia	4.550%	1/11/28	200	203
	Republic of Indonesia	2.850%	2/14/30	250	233
[5]	Republic of Indonesia	4.750%	9/10/34	720	727
[11]	Republic of Lithuania	3.500%	7/3/31	264	302
[5]	Republic of Panama	3.160%	1/23/30	1,500	1,342
[5]	Republic of Paraguay	5.000%	4/15/26	396	396
	Republic of Peru	2.844%	6/20/30	200	182
[5]	Republic of Peru	2.783%	1/23/31	7,421	6,624
[5]	Republic of Peru	5.375%	2/8/35	896	919
[5]	Republic of Poland	5.750%	11/16/32	500	537
[5,11]	Republic of Romania	1.750%	7/13/30	2,556	2,417
[5,8,11]	Republic of Romania	5.125%	9/24/31	1,340	1,496
	Republic of South Africa	4.300%	10/12/28	200	194
	Republic of the Philippines	3.229%	3/29/27	200	196
	Republic of the Philippines	5.170%	10/13/27	200	206
	Republic of the Philippines	5.250%	5/14/34	200	209
[5]	Republic of Uzbekistan International Bond	7.850%	10/12/28	200	211
[5]	Republic of Uzbekistan International Bond	5.375%	2/20/29	300	291
[5]	Republic of Vietnam	4.800%	11/19/24	400	399
[5]	Saudi Arabian Oil Co.	1.625%	11/24/25	200	193
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	1,000	963
[5]	Serbia International Bond	6.250%	5/26/28	250	260
[5,17]	Southern Gas Corridor CJSC	6.875%	3/24/26	200	205
[5]	State of Israel	5.375%	3/12/29	280	284
	United Mexican States	4.150%	3/28/27	1,200	1,192
	United Mexican States	4.500%	4/22/29	7,500	7,415
[5]	United Mexican States	2.659%	5/24/31	200	172
[5]	United Mexican States	4.875%	5/19/33	250	240
[5]	United Mexican States	6.350%	2/9/35	305	320
[11]	Ville de Paris	3.750%	6/22/48	400	451
Total Sovereign Bonds (Cost $129,908)					132,194
19

Core Bond ETF
			Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (6.3%)
Money Market Fund (2.7%)
[18]	Vanguard Market Liquidity Fund		5.014%		317,052	31,706
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (3.6%)
	United States Treasury Bill		3.920%	9/4/25	43,500	41,924
Total Temporary Cash Investments (Cost $73,662)						73,630
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	10/25/24	86	$115.25	9,912	27
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.500% Annually	BANA	10/21/24	4.500%	10,500	—
Total Options Purchased (Cost $38)						27
Total Investments (106.0%) (Cost $1,226,570)						1,239,625
20

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.3%)
[5,6,7]	UMBS Pool	5.000%	10/1/39–10/25/54	(13,000)	(12,941)
[5,6,7]	UMBS Pool	5.500%	6/1/53–11/25/54	(2,325)	(2,284)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $15,402)					(15,225)
Other Assets and Liabilities—Net (-4.7%)					(54,644)
Net Assets (100%)					1,169,756
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $28,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $1,675,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $105,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Securities with a value of $618,000 have been segregated as initial margin for open centrally cleared swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $63,142,000, representing 5.4% of net assets.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Guaranteed by the Republic of Poland.
13	Guaranteed by the Government of Japan.
14	Face amount denominated in Japanese yen.
15	Guaranteed by the Federal Republic of Germany.
16	Guaranteed by the Republic of Hungary.
17	Guaranteed by the Republic of Azerbaijan.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	10/25/24	43	$114.25	4,913	(30)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.575% Annually	NGFP	9/27/34	3.575%	2,000	(174)

Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.575% Annually	NGFP	9/27/34	3.575%	2,000	(173)
					(347)
Total Options Written (Premiums Received $376)					(377)
NGFP—Nomura Global Financial Products Inc.

21

Core Bond ETF
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	37	7,705	(6)
10-Year U.S. Treasury Note	December 2024	385	43,998	(109)
Long U.S. Treasury Bond	December 2024	117	14,530	(50)
Ultra Long U.S. Treasury Bond	December 2024	27	3,593	(4)
				(169)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(103)	(11,318)	26
10-Year Japanese Government Bond	December 2024	(5)	(5,032)	(6)
Euro-Bobl	December 2024	(125)	(16,704)	(70)
Euro-BTP	December 2024	(4)	(541)	(14)
Euro-Bund	December 2024	(118)	(17,722)	(195)
Euro-Buxl	December 2024	(22)	(3,337)	(62)
Euro-OAT	December 2024	(1)	(141)	(1)
Euro-Schatz	December 2024	(130)	(15,509)	(56)
Long Gilt	December 2024	(9)	(1,184)	9
Mini 10-Year Japanese Government Bond	December 2024	(64)	(6,440)	(23)
Ultra 10-Year U.S. Treasury Note	December 2024	(68)	(8,044)	12
				(380)
				(549)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	11/4/24	EUR	540	USD	602	—	—
JPMorgan Chase Bank, N.A.	11/4/24	EUR	158	USD	177	—	(1)
UBS AG	11/4/24	USD	40,842	EUR	36,632	4	—
BNP Paribas	11/4/24	USD	6,296	EUR	5,639	11	—
Royal Bank of Canada	11/4/24	USD	4,555	EUR	4,075	11	—
Toronto-Dominion Bank	11/4/24	USD	4,495	EUR	4,026	6	—
State Street Bank & Trust Co.	11/4/24	USD	1,461	EUR	1,311	—	(1)
BNP Paribas	11/4/24	USD	450	EUR	404	—	—
State Street Bank & Trust Co.	11/4/24	USD	65	EUR	58	—	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	59	EUR	53	—	—
Toronto-Dominion Bank	11/4/24	USD	2,726	GBP	2,065	—	(34)
Toronto-Dominion Bank	11/5/24	USD	1,239	JPY	173,067	30	—
Toronto-Dominion Bank	11/5/24	USD	36	JPY	5,133	—	—
Bank of Montreal	11/4/24	USD	40	MXN	784	1	—
						63	(36)
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

22

Core Bond ETF
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/20/29	USD	900	5.000	70	22
iTraxx Europe-S41-V1	6/20/29	EUR	7,000	1.000	168	28
						50
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Panama/Baa3	12/20/29	GSI	620	1.000	(18)	(18)	—	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/11/25	N/A	17,000[1]	4.003[2]	(4.960)[3]	5	5
7/17/26	7/17/25[4]	10,730[1]	0.000[5]	(3.733)[6]	(68)	(68)
7/17/26	7/17/25[4]	9,650[7]	2.452[6]	(0.000)[8]	76	76
9/11/26	N/A	8,500[1]	4.960[3]	(3.464)[2]	8	8
8/30/27	N/A	4,500[1]	4.960[3]	(3.476)[2]	(11)	(11)
5/14/28	5/14/27[4]	11,760[1]	3.871[6]	(0.000)[5]	81	81
5/17/28	5/17/27[4]	6,185[1]	3.715[6]	(0.000)[5]	34	34
10/4/28	10/4/27[4]	97,800[1]	3.142[2]	(0.000)[3]	—	—
2/28/29	12/2/24[4]	3,250[1]	3.273[2]	(0.000)[3]	9	9
7/5/29	N/A	1,500[1]	2.530[6]	(0.000)[9]	18	18
7/5/29	N/A	1,380[1]	2.525[6]	(0.000)[9]	16	16
7/5/29	N/A	1,380[1]	2.523[6]	(0.000)[9]	16	16
7/10/29	N/A	1,767[1]	2.491[6]	(0.000)[9]	17	17
7/10/29	N/A	1,530[1]	2.484[6]	(0.000)[9]	14	14
7/15/29	N/A	1,535[1]	2.420[6]	(0.000)[9]	10	10
7/18/29	N/A	1,535[1]	2.449[6]	(0.000)[9]	12	12
7/19/29	N/A	1,535[1]	2.437[6]	(0.000)[9]	11	11
8/1/29	N/A	1,540[1]	2.394[6]	(0.000)[9]	7	7
8/5/29	N/A	1,532[1]	2.363[6]	(0.000)[9]	4	4
8/7/29	N/A	960[10]	4.950[11]	(3.630)[2]	2	2
5/14/34	5/14/29[4]	2,751[1]	0.000[3]	(3.961)[2]	(62)	(62)
5/17/34	5/17/29[4]	1,440[1]	0.000[3]	(3.841)[2]	(26)	(26)
10/2/34	10/2/29[4]	22,200[1]	0.000[3]	(3.416)[2]	—	—
2/15/40	12/2/24[4]	1,050[1]	3.400[2]	(0.000)[3]	(1)	(1)
10/2/44	10/2/34[4]	190[1]	0.000[3]	(3.575)[2]	—	—
7/5/54	N/A	330[1]	0.000[9]	(2.522)[6]	(13)	(13)
7/5/54	N/A	310[1]	0.000[9]	(2.524)[6]	(12)	(12)
23

Core Bond ETF
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/5/54	N/A	300[1]	0.000[9]	(2.519)[6]	(11)	(11)
7/10/54	N/A	380[1]	0.000[9]	(2.510)[6]	(14)	(14)
7/10/54	N/A	330[1]	0.000[9]	(2.499)[6]	(11)	(11)
7/15/54	N/A	330[1]	0.000[9]	(2.469)[6]	(9)	(9)
7/18/54	N/A	330[1]	0.000[9]	(2.501)[6]	(11)	(11)
7/19/54	N/A	330[1]	0.000[9]	(2.482)[6]	(10)	(10)
8/1/54	N/A	330[1]	0.000[9]	(2.454)[6]	(7)	(7)
8/5/54	N/A	330[1]	0.000[9]	(2.411)[6]	(4)	(4)
					70	70
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
6 Interest payment received/paid at maturity.
7 Notional amount denominated in euro.
8 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid at maturity.
9 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
10 Notional amount denominated in British pound.
11 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Core Bond ETF
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,194,865)	1,207,919
Affiliated Issuers (Cost $31,705)	31,706
Total Investments in Securities	1,239,625
Investment in Vanguard	14
Foreign Currency, at Value (Cost $225)	224
Cash Collateral Received for ETF Capital Activity	8,146
Due from Broker	2,742
Receivables for Investment Securities Sold	226,088
Receivables for Accrued Income	10,271
Receivables for Capital Shares Issued	8,316
Variation Margin Receivable—Centrally Cleared Swap Contracts	18
Unrealized Appreciation—Forward Currency Contracts	63
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	1,495,507
Liabilities
Due to Custodian	76
Liability for Sale Commitments, at Value (Proceeds $15,402)	15,225
Payables for Investment Securities Purchased	301,670
Collateral for ETF Capital Activity	8,146
Payables to Vanguard	45
Options Written, at Value (Premiums Received $376)	377
Swap Premiums Received	18
Variation Margin Payable—Futures Contracts	158
Unrealized Depreciation—Forward Currency Contracts	36
Total Liabilities	325,751
Net Assets	1,169,756
At September 30, 2024, net assets consisted of:

Paid-in Capital	1,152,738
Total Distributable Earnings (Loss)	17,018
Net Assets	1,169,756
Net Assets
Applicable to 14,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,169,756
Net Asset Value Per Share	$79.04
See accompanying Notes, which are an integral part of the Financial Statements.
25

Core Bond ETF
Statement of Operations

December 12, 2023[1] to September 30, 2024
($000)
Investment Income
Income
Interest[2]	10,447
Total Income	10,447
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25
Management and Administrative	124
Marketing and Distribution	10
Custodian Fees	2
Auditing Fees	42
Shareholders' Reports and Proxy Fees	7
Trustees’ Fees and Expenses	—
Professional Services	17
Other Expenses	—
Total Expenses	227
Net Investment Income	10,220
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,441
Futures Contracts	338
Options Purchased	(100)
Options Written	32
Swap Contracts	279
Forward Currency Contracts	(885)
Foreign Currencies	40
Realized Net Gain (Loss)	1,145
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	13,243
Futures Contracts	(549)
Options Purchased	(11)
Options Written	(1)
Swap Contracts	120
Forward Currency Contracts	27
Foreign Currencies	(3)
Change in Unrealized Appreciation (Depreciation)	12,826
Net Increase (Decrease) in Net Assets Resulting from Operations	24,191
1	Inception.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $364,000, $2,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Core Bond ETF
Statement of Changes in Net Assets

December 12, 2023[1] to September 30, 2024
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,220
Realized Net Gain (Loss)	1,145
Change in Unrealized Appreciation (Depreciation)	12,826
Net Increase (Decrease) in Net Assets Resulting from Operations	24,191
Distributions
Total Distributions	(7,142)
Capital Share Transactions
Issued	1,172,794
Issued in Lieu of Cash Distributions	—
Redeemed	(20,087)
Net Increase (Decrease) from Capital Share Transactions	1,152,707
Total Increase (Decrease)	1,169,756
Net Assets
Beginning of Period	—
End of Period	1,169,756
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Core Bond ETF
Financial Highlights
December 12, 2023[1] to September 30, 2024
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	2.807
Net Realized and Unrealized Gain (Loss) on Investments	3.403
Total from Investment Operations	6.210
Distributions
Dividends from Net Investment Income	(2.170)
Distributions from Realized Capital Gains	—
Total Distributions	(2.170)
Net Asset Value, End of Period	$79.04
Total Return	8.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,170
Ratio of Total Expenses to Average Net Assets	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	4.54%[3]
Portfolio Turnover Rate[4,5]	426%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 82% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Core Bond ETF
Notes to Financial Statements
Vanguard Core Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2024, counterparties had deposited in segregated accounts securities with a value of $67,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the period ended September 30, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
29

Core Bond ETF
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the period ended September 30, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented 0% and less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 2% and 11% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended September 30, 2024, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
30

Core Bond ETF
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the period ended September 30, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 2% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 7% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash.  Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund
31

Core Bond ETF
earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $14,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
32

Core Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	643,630	—	643,630
Asset-Backed/Commercial Mortgage-Backed Securities	—	30,901	—	30,901
Corporate Bonds	—	359,243	—	359,243
Sovereign Bonds	—	132,194	—	132,194
Temporary Cash Investments	31,706	41,924	—	73,630
Options Purchased	27	—	—	27
Total	31,733	1,207,892	—	1,239,625
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(15,225)	—	(15,225)

Derivative Financial Instruments
Assets
Futures Contracts[1]	47	—	—	47
Forward Currency Contracts	—	63	—	63
Swap Contracts	390[1]	—	—	390
Total	437	63	—	500
Liabilities
Options Written	(30)	(347)	—	(377)
Futures Contracts[1]	(596)	—	—	(596)
Forward Currency Contracts	—	(36)	—	(36)
Swap Contracts	(270)[1]	—	—	(270)
Total	(896)	(383)	—	(1,279)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At September 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	27	—	—	27
Unrealized Appreciation—Futures Contracts[1]	47	—	—	47
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	340	—	50	390
Unrealized Appreciation—Forward Currency Contracts	—	63	—	63
Total Assets	414	63	50	527

Options Written, at Value	(377)	—	—	(377)
Swap Premiums Received	—	—	(18)	(18)
Unrealized Depreciation—Futures Contracts[1]	(596)	—	—	(596)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(270)	—	—	(270)
Unrealized Depreciation—Forward Currency Contracts	—	(36)	—	(36)
Total Liabilities	(1,243)	(36)	(18)	(1,297)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
33

Core Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended September 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	338	—	—	338
Options Purchased	(88)	—	(12)	(100)
Options Written	32	—	—	32
Swap Contracts	22	—	257	279
Forward Currency Contracts	—	(885)	—	(885)
Realized Net Gain (Loss) on Derivatives	304	(885)	245	(336)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(549)	—	—	(549)
Options Purchased	(11)	—	—	(11)
Options Written	(1)	—	—	(1)
Swap Contracts	70	—	50	120
Forward Currency Contracts	—	27	—	27
Change in Unrealized Appreciation (Depreciation) on Derivatives	(491)	27	50	(414)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	31
Total Distributable Earnings (Loss)	(31)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,998
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	12,020
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	17,018
The tax character of distributions paid was as follows:
Period Ended September 30,
2024
Amount ($000)
Ordinary Income*	7,142
Long-Term Capital Gains	—
Total	7,142
*	Includes short-term capital gains, if any.
34

Core Bond ETF
As of September 30, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,227,510
Gross Unrealized Appreciation	15,411
Gross Unrealized Depreciation	(3,391)
Net Unrealized Appreciation (Depreciation)	12,020
F.  During the period ended September 30, 2024, the fund purchased $398,115,000 of investment securities and sold $44,241,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,884,045,000 and $1,423,038,000, respectively. In addition, the fund purchased and sold investment securities of $317,981,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
December 12, 2023[1] to September 30, 2024
Shares (000)
Issued	15,065
Issued in Lieu of Cash Distributions	—
Redeemed	(265)
Net Increase (Decrease) in Shares Outstanding	14,800
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
35

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Core Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Core Bond ETF (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 12, 2023 (inception) through September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period December 12, 2023 (inception) through September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
36

Tax information (unaudited)
The fund hereby designates for the fiscal period $4,773,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal period are qualified short-term capital gains.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal period.
The fund hereby designates 82.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0230 112024
37

Financial Statements
For the period ended September 30, 2024
Vanguard Core-Plus Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	33
Tax information	34

Core-Plus Bond ETF
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (42.6%)
U.S. Government Securities (21.9%)
	United States Treasury Note/Bond	4.625%	2/28/26	729	737
	United States Treasury Note/Bond	4.500%	3/31/26	535	541
	United States Treasury Note/Bond	3.625%	5/15/26	580	579
[1]	United States Treasury Note/Bond	0.875%	6/30/26	1,204	1,147
	United States Treasury Note/Bond	1.875%	6/30/26	580	562
	United States Treasury Note/Bond	0.625%	7/31/26	422	399
[2]	United States Treasury Note/Bond	4.375%	7/31/26	2,700	2,733
	United States Treasury Note/Bond	3.750%	8/31/26	1,850	1,853
	United States Treasury Note/Bond	1.250%	11/30/26	283	269
	United States Treasury Note/Bond	2.500%	3/31/27	225	219
	United States Treasury Note/Bond	0.500%	4/30/27	1,207	1,116
	United States Treasury Note/Bond	2.750%	4/30/27	740	725
	United States Treasury Note/Bond	4.500%	5/15/27	2,511	2,568
	United States Treasury Note/Bond	0.500%	5/31/27	859	792
	United States Treasury Note/Bond	2.625%	5/31/27	2,604	2,541
	United States Treasury Note/Bond	3.750%	8/15/27	1,900	1,909
	United States Treasury Note/Bond	3.500%	4/30/28	294	293
	United States Treasury Note/Bond	1.250%	6/30/28	195	179
	United States Treasury Note/Bond	4.125%	7/31/28	311	317
	United States Treasury Note/Bond	1.125%	8/31/28	530	483
[3]	United States Treasury Note/Bond	4.875%	10/31/28	294	308
	United States Treasury Note/Bond	1.500%	11/30/28	228	210
	United States Treasury Note/Bond	1.375%	12/31/28	182	166
	United States Treasury Note/Bond	1.750%	1/31/29	180	167
	United States Treasury Note/Bond	2.375%	3/31/29	817	776
	United States Treasury Note/Bond	2.875%	4/30/29	98	95
	United States Treasury Note/Bond	3.125%	8/31/29	842	825
	United States Treasury Note/Bond	3.875%	9/30/29	500	506
	United States Treasury Note/Bond	4.000%	10/31/29	300	306
	United States Treasury Note/Bond	3.625%	3/31/30	159	159
	United States Treasury Note/Bond	3.750%	5/31/30	607	611
	United States Treasury Note/Bond	4.125%	8/31/30	263	270
	United States Treasury Note/Bond	4.625%	9/30/30	1,330	1,401
	United States Treasury Note/Bond	4.875%	10/31/30	354	378
	United States Treasury Note/Bond	4.375%	11/30/30	680	707
	United States Treasury Note/Bond	4.000%	1/31/31	286	292
	United States Treasury Note/Bond	4.250%	2/28/31	953	985
	United States Treasury Note/Bond	4.125%	3/31/31	775	796
	United States Treasury Note/Bond	1.625%	5/15/31	800	705
	United States Treasury Note/Bond	1.250%	8/15/31	828	707
	United States Treasury Note/Bond	1.375%	11/15/31	679	581
	United States Treasury Note/Bond	1.875%	2/15/32	300	265
	United States Treasury Note/Bond	2.875%	5/15/32	700	662
	United States Treasury Note/Bond	2.750%	8/15/32	240	224
	United States Treasury Note/Bond	4.125%	11/15/32	361	371
	United States Treasury Note/Bond	3.500%	2/15/33	641	630
	United States Treasury Note/Bond	3.375%	5/15/33	862	838
	United States Treasury Note/Bond	3.875%	8/15/33	1,221	1,231
	United States Treasury Note/Bond	4.000%	2/15/34	357	363
	United States Treasury Note/Bond	4.375%	5/15/34	1,207	1,264
	United States Treasury Note/Bond	4.500%	5/15/38	408	434
	United States Treasury Note/Bond	4.625%	2/15/40	606	651
	United States Treasury Note/Bond	1.125%	5/15/40	240	159
	United States Treasury Note/Bond	4.375%	5/15/40	182	190
	United States Treasury Note/Bond	3.875%	8/15/40	451	444
	United States Treasury Note/Bond	1.375%	11/15/40	403	273
	United States Treasury Note/Bond	4.250%	11/15/40	175	180
	United States Treasury Note/Bond	4.375%	5/15/41	65	68
	United States Treasury Note/Bond	1.750%	8/15/41	90	64
	United States Treasury Note/Bond	2.000%	11/15/41	437	321
1

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	5/15/42	90	77
	United States Treasury Note/Bond	3.375%	8/15/42	298	269
	United States Treasury Note/Bond	3.125%	2/15/43	838	725
	United States Treasury Note/Bond	3.875%	2/15/43	337	325
	United States Treasury Note/Bond	2.875%	5/15/43	215	179
	United States Treasury Note/Bond	3.875%	5/15/43	256	247
	United States Treasury Note/Bond	3.625%	8/15/43	456	422
	United States Treasury Note/Bond	4.375%	8/15/43	443	455
	United States Treasury Note/Bond	3.750%	11/15/43	424	399
	United States Treasury Note/Bond	4.750%	11/15/43	288	311
	United States Treasury Note/Bond	3.625%	2/15/44	306	282
	United States Treasury Note/Bond	4.500%	2/15/44	442	461
	United States Treasury Note/Bond	3.375%	5/15/44	721	640
	United States Treasury Note/Bond	4.625%	5/15/44	909	964
	United States Treasury Note/Bond	3.125%	8/15/44	614	523
	United States Treasury Note/Bond	3.000%	11/15/44	438	365
	United States Treasury Note/Bond	2.500%	2/15/45	460	351
	United States Treasury Note/Bond	3.000%	5/15/45	260	216
	United States Treasury Note/Bond	2.250%	8/15/46	268	192
	United States Treasury Note/Bond	2.875%	11/15/46	205	165
	United States Treasury Note/Bond	3.000%	2/15/47	260	213
	United States Treasury Note/Bond	3.000%	5/15/47	240	196
	United States Treasury Note/Bond	2.750%	8/15/47	150	117
	United States Treasury Note/Bond	2.750%	11/15/47	150	117
	United States Treasury Note/Bond	3.000%	2/15/48	300	244
	United States Treasury Note/Bond	3.125%	5/15/48	300	249
	United States Treasury Note/Bond	3.000%	8/15/48	231	187
	United States Treasury Note/Bond	3.375%	11/15/48	659	571
	United States Treasury Note/Bond	3.000%	2/15/49	177	143
	United States Treasury Note/Bond	2.875%	5/15/49	38	30
	United States Treasury Note/Bond	2.250%	8/15/49	268	186
	United States Treasury Note/Bond	2.375%	11/15/49	727	517
	United States Treasury Note/Bond	2.000%	2/15/50	778	507
	United States Treasury Note/Bond	1.250%	5/15/50	1,060	567
	United States Treasury Note/Bond	1.625%	11/15/50	838	493
	United States Treasury Note/Bond	2.250%	2/15/52	83	57
	United States Treasury Note/Bond	2.875%	5/15/52	465	364
	United States Treasury Note/Bond	3.000%	8/15/52	404	325
	United States Treasury Note/Bond	4.000%	11/15/52	379	369
	United States Treasury Note/Bond	3.625%	2/15/53	619	563
	United States Treasury Note/Bond	3.625%	5/15/53	401	365
	United States Treasury Note/Bond	4.125%	8/15/53	416	414
	United States Treasury Note/Bond	4.750%	11/15/53	160	177
	United States Treasury Note/Bond	4.250%	2/15/54	407	415
					54,499
Conventional Mortgage-Backed Securities (19.8%)
[4]	Ginnie Mae II Pool	2.000%	11/20/51	2,267	1,922
[4]	Ginnie Mae II Pool	2.500%	8/20/51	2,387	2,103
[4,5]	Ginnie Mae II Pool	3.000%	9/20/51–10/15/54	1,963	1,792
[4,5]	Ginnie Mae II Pool	3.500%	10/20/48–10/15/54	1,509	1,433
[4,5]	Ginnie Mae II Pool	4.000%	11/20/52–10/15/54	990	958
[4,5]	Ginnie Mae II Pool	4.500%	9/20/52–11/15/54	995	983
[4,5]	Ginnie Mae II Pool	5.000%	12/20/52–11/15/54	992	993
[4]	Ginnie Mae II Pool	5.500%	4/20/53–9/20/53	996	1,020
[4,5]	Ginnie Mae II Pool	6.000%	4/20/54–10/15/54	591	606
[4,5]	Ginnie Mae II Pool	6.500%	9/20/53–10/15/54	497	520
[4,5,6]	UMBS Pool	1.500%	10/1/36–10/25/39	1,217	1,090
[4,5,6]	UMBS Pool	2.000%	10/25/39–10/25/54	14,363	12,104
[4,5,6]	UMBS Pool	2.500%	10/25/39–10/25/54	8,644	7,615
[4,5,6]	UMBS Pool	3.000%	10/25/39–10/25/54	5,301	4,824
[4,5,6]	UMBS Pool	3.500%	5/1/52–10/25/54	2,919	2,736
[4,5,6]	UMBS Pool	4.000%	10/1/51–10/25/54	2,540	2,458
[4,5,6]	UMBS Pool	4.500%	6/1/52–10/25/54	1,982	1,956
[4,5,6]	UMBS Pool	6.000%	2/1/54–10/25/54	2,486	2,568
[4,5,6]	UMBS Pool	6.500%	9/1/53–10/25/54	1,268	1,322
[4,6]	UMBS Pool	7.000%	11/1/53	250	261
					49,264
Nonconventional Mortgage-Backed Securities (0.9%)
[4,6]	Fannie Mae REMICS	2.000%	10/25/51	334	275
2

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Fannie Mae REMICS	3.000%	1/25/47	946	852
[4,6]	Freddie Mac REMICS	3.000%	12/15/44–2/15/45	735	662
[4,6]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	382	352
					2,141
Total U.S. Government and Agency Obligations (Cost $103,436)					105,904
Asset-Backed/Commercial Mortgage-Backed Securities (4.5%)
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	60	61
[4,7]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	125	122
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	102
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	75	79
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	210	195
[4]	BANK Series 2021-BNK35	2.285%	6/15/64	40	35
[4]	BANK Series 2022-BNK40	3.506%	3/15/64	225	209
[4]	BANK Series 2024-5YR7	5.769%	6/15/57	300	314
[4]	BANK Series 2024-5YR9	5.614%	8/15/57	230	240
[4]	BANK Series 2024-BNK47	5.716%	6/15/57	270	292
[4,5]	BANK Series 2024-BNK48	5.053%	9/15/34	450	460
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	30	28
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	60	60
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	145	153
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	225	236
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	60	62
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	150	164
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	60	63
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	225	219
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	70	64
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	223
[4]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	130	139
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	10/15/29	80	82
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	249
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	145	156
[4,7]	BX Trust Series 2019-OC11	3.202%	12/9/41	235	218
[4]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	30	31
[4]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	20	20
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	85	88
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	85	87
[4,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	70	72
[4,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	60	62
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	200	187
[4,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	115	117
[4,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	98	99
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	6.280%	5/25/44	74	74
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	6.280%	7/25/44	20	20
[4,7]	Connecticut Avenue Securities Trust Series 2024-R06	6.493%	9/25/44	100	100
[4,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	48	46
[4,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	91	87
[4]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	70	71
[4]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	60	60
[4]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	60	60
[4]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	90	90
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	50	51
[4,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	75	76
[4,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	102
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	85	87
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	40	41
[4]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	80	80
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	100	104
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.630%	2/25/44	80	80
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	6.530%	5/25/44	48	48
[4,6,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	6.530%	8/25/44	109	109
[4,5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	60	60
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	75	77
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	20	21
[4,7]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	75	77
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	125	129
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	85	88
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	225	207
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	40	36
3

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	102
[4,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	100	102
[4]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	50	51
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	10	10
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	10	10
[4,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	10	10
[4,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	85	88
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	200	199
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	1,470	1,379
[4,7]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	85	86
[4,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	95
[4,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	30	28
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	50	51
[4]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	85	89
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	60	61
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	60	62
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	60	62
[4]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	40	40
[4,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	60	62
[4,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	10	10
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	75	77
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	85	88
[4,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	110	113
[4,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	60	62
[4,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	98	99
[4,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	100	104
[4,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	49	51
[4,7]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	110	112
[4,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	75	76
[4,7]	Verizon Master Trust Series 2024-7	4.840%	8/20/32	100	100
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	300	300
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	170	179
[4,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	45	43
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	85	87
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $10,896)					11,157
Corporate Bonds (32.1%)
Communications (2.6%)
[7]	Altice France SA	5.125%	7/15/29	10	7
	AT&T Inc.	3.800%	2/15/27	7	7
	AT&T Inc.	4.350%	3/1/29	7	7
	AT&T Inc.	4.900%	8/15/37	25	25
	AT&T Inc.	4.300%	12/15/42	15	13
	AT&T Inc.	3.650%	6/1/51	110	84
	AT&T Inc.	3.550%	9/15/55	25	18
	AT&T Inc.	3.650%	9/15/59	90	65
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	110	115
[7]	CCO Holdings LLC	5.375%	6/1/29	70	68
[7]	CCO Holdings LLC	4.750%	3/1/30	35	32
	Charter Communications Operating LLC	3.750%	2/15/28	427	410
	Charter Communications Operating LLC	4.200%	3/15/28	90	88
	Charter Communications Operating LLC	5.050%	3/30/29	26	26
	Charter Communications Operating LLC	2.300%	2/1/32	60	48
	Charter Communications Operating LLC	4.400%	4/1/33	120	110
	Charter Communications Operating LLC	6.650%	2/1/34	30	31
	Charter Communications Operating LLC	6.484%	10/23/45	7	7
	Charter Communications Operating LLC	5.750%	4/1/48	90	78
	Comcast Corp.	5.100%	6/1/29	170	177
	Comcast Corp.	3.750%	4/1/40	15	13
	Comcast Corp.	3.400%	7/15/46	50	39
	Comcast Corp.	5.650%	6/1/54	310	331
	Comcast Corp.	2.987%	11/1/63	130	82
[7]	Cox Communications Inc.	4.800%	2/1/35	15	14
[7]	CSC Holdings LLC	4.125%	12/1/30	85	62
	Discovery Communications LLC	3.625%	5/15/30	90	81
	Discovery Communications LLC	6.350%	6/1/40	20	19
[7]	DISH Network Corp.	11.750%	11/15/27	37	39
	Fox Corp.	6.500%	10/13/33	100	109
[7]	Frontier Communications Holdings LLC	6.000%	1/15/30	14	14
4

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Frontier Communications Holdings LLC	8.625%	3/15/31	65	70
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	25	20
	Meta Platforms Inc.	4.550%	8/15/31	170	174
	Meta Platforms Inc.	4.750%	8/15/34	285	291
	Meta Platforms Inc.	4.450%	8/15/52	100	92
	Meta Platforms Inc.	5.400%	8/15/54	120	126
[7]	Midcontinent Communications	8.000%	8/15/32	60	61
	Netflix Inc.	5.875%	11/15/28	800	852
	Netflix Inc.	4.900%	8/15/34	120	124
[7]	Outfront Media Capital LLC	4.625%	3/15/30	60	57
	Paramount Global	2.900%	1/15/27	29	28
	Paramount Global	4.600%	1/15/45	37	28
	Rogers Communications Inc.	5.000%	2/15/29	600	612
	Rogers Communications Inc.	3.800%	3/15/32	20	19
	Rogers Communications Inc.	5.300%	2/15/34	50	51
	Rogers Communications Inc.	4.550%	3/15/52	15	13
	Sprint Capital Corp.	8.750%	3/15/32	15	19
	Sprint LLC	7.625%	3/1/26	25	26
[7]	Sunrise FinCo I BV	4.875%	7/15/31	30	28
	Time Warner Cable LLC	7.300%	7/1/38	15	16
	Time Warner Cable LLC	5.875%	11/15/40	70	63
	Time Warner Cable LLC	4.500%	9/15/42	7	5
	T-Mobile USA Inc.	4.850%	1/15/29	100	102
	T-Mobile USA Inc.	4.375%	4/15/40	100	92
	T-Mobile USA Inc.	5.500%	1/15/55	60	62
	T-Mobile USA Inc.	3.600%	11/15/60	25	18
	Uber Technologies Inc.	4.300%	1/15/30	15	15
	Uber Technologies Inc.	4.800%	9/15/34	40	40
	Uber Technologies Inc.	5.350%	9/15/54	230	228
[7]	Univision Communications Inc.	8.000%	8/15/28	5	5
[7]	Univision Communications Inc.	7.375%	6/30/30	28	27
[7]	Univision Communications Inc.	8.500%	7/31/31	58	58
	Verizon Communications Inc.	4.500%	8/10/33	50	49
	Verizon Communications Inc.	3.400%	3/22/41	80	65
	Verizon Communications Inc.	3.850%	11/1/42	15	13
	Verizon Communications Inc.	4.862%	8/21/46	210	204
	Verizon Communications Inc.	5.500%	2/23/54	70	73
	Vodafone Group plc	5.625%	2/10/53	70	71
	Vodafone Group plc	5.750%	6/28/54	140	145
[7]	VZ Secured Financing BV	5.000%	1/15/32	55	51
	Walt Disney Co.	4.750%	11/15/46	10	10
	Warnermedia Holdings Inc.	3.755%	3/15/27	30	29
	Warnermedia Holdings Inc.	4.279%	3/15/32	111	99
	Warnermedia Holdings Inc.	5.050%	3/15/42	17	14
					6,464
Consumer Discretionary (2.0%)
[7]	1011778 BC ULC	3.875%	1/15/28	16	15
[7]	1011778 BC ULC	6.125%	6/15/29	70	72
[7]	1011778 BC ULC	5.625%	9/15/29	35	35
	Amazon.com Inc.	3.950%	4/13/52	10	9
	American Axle & Manufacturing Inc.	5.000%	10/1/29	64	59
[4]	American Honda Finance Corp.	5.050%	7/10/31	110	113
	AutoZone Inc.	5.400%	7/15/34	350	363
	BorgWarner Inc.	4.950%	8/15/29	40	41
[7]	Brink's Co.	6.500%	6/15/29	15	16
[7]	Caesars Entertainment Inc.	8.125%	7/1/27	50	51
[7]	Carnival Corp.	4.000%	8/1/28	18	17
[7]	Carnival Corp.	6.000%	5/1/29	8	8
[7]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	30	32
[7]	Churchill Downs Inc.	5.750%	4/1/30	46	46
	DR Horton Inc.	5.000%	10/15/34	160	162
	Ford Motor Co.	4.750%	1/15/43	90	75
	Ford Motor Credit Co. LLC	7.350%	3/6/30	90	97
[7]	Garda World Security Corp.	8.250%	8/1/32	107	110
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/32	25	26
	General Motors Co.	5.000%	4/1/35	70	68
	General Motors Financial Co. Inc.	2.750%	6/20/25	7	7
	General Motors Financial Co. Inc.	6.050%	10/10/25	7	7
	General Motors Financial Co. Inc.	1.500%	6/10/26	397	378
5

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.350%	7/15/27	45	46
	General Motors Financial Co. Inc.	2.400%	10/15/28	595	544
	General Motors Financial Co. Inc.	5.850%	4/6/30	262	273
	General Motors Financial Co. Inc.	6.400%	1/9/33	15	16
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	18	16
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	140	126
[7]	Hanesbrands Inc.	9.000%	2/15/31	70	76
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	55	56
	Home Depot Inc.	4.850%	6/25/31	95	98
	Home Depot Inc.	4.950%	6/25/34	115	119
	Home Depot Inc.	5.950%	4/1/41	7	8
	Home Depot Inc.	4.950%	9/15/52	7	7
	Home Depot Inc.	5.300%	6/25/54	230	242
	Home Depot Inc.	3.500%	9/15/56	15	12
	Hyatt Hotels Corp.	5.250%	6/30/29	5	5
	Hyatt Hotels Corp.	5.500%	6/30/34	210	214
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	12	12
	Marriott International Inc.	4.875%	5/15/29	120	122
[7]	MGM China Holdings Ltd.	7.125%	6/26/31	160	165
[7]	NCL Corp. Ltd.	5.875%	2/15/27	10	10
[7]	NCL Corp. Ltd.	7.750%	2/15/29	42	45
[7]	NCL Finance Ltd.	6.125%	3/15/28	60	61
	Newell Brands Inc.	6.375%	9/15/27	42	43
	Newell Brands Inc.	6.625%	9/15/29	10	10
	Newell Brands Inc.	7.000%	4/1/46	7	6
[7]	Phinia Inc.	6.625%	10/15/32	50	50
[7]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	50	51
[7]	Studio City Finance Ltd.	5.000%	1/15/29	16	15
	Toyota Motor Credit Corp.	4.550%	8/9/29	380	386
[7]	Vail Resorts Inc.	6.500%	5/15/32	150	157
[7]	Victra Holdings LLC	8.750%	9/15/29	5	5
[5,7]	Wayfair LLC	7.250%	10/31/29	10	10
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	120	116
[7]	Wynn Macau Ltd.	5.625%	8/26/28	4	4
[7]	Wynn Macau Ltd.	5.125%	12/15/29	12	11
					4,944
Consumer Staples (1.4%)
	Altria Group Inc.	5.375%	1/31/44	200	201
	Altria Group Inc.	3.875%	9/16/46	7	6
	Altria Group Inc.	3.700%	2/4/51	25	18
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	20	20
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	40	39
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	25	27
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	10	10
	Avery Dennison Corp.	4.875%	12/6/28	78	80
	BAT Capital Corp.	3.557%	8/15/27	25	25
	BAT Capital Corp.	2.259%	3/25/28	60	56
	BAT Capital Corp.	5.834%	2/20/31	140	148
	BAT Capital Corp.	6.421%	8/2/33	134	147
	BAT Capital Corp.	4.540%	8/15/47	5	4
	BAT Capital Corp.	4.758%	9/6/49	152	131
[7]	Cencosud SA	5.950%	5/28/31	200	209
	Coca-Cola Co.	4.650%	8/14/34	75	77
	Coca-Cola Co.	5.200%	1/14/55	185	194
[7]	Coty Inc.	4.750%	1/15/29	30	29
[7]	Energizer Holdings Inc.	4.375%	3/31/29	50	47
	JBS USA Holding Lux Sarl	5.750%	4/1/33	66	68
[7]	JBS USA Holding Lux Sarl	6.750%	3/15/34	14	16
	JBS USA Holding Lux Sarl	6.500%	12/1/52	10	11
[7]	JBS USA Holding Lux Sarl	7.250%	11/15/53	94	109
[7]	KeHE Distributors LLC	9.000%	2/15/29	75	78
	Keurig Dr Pepper Inc.	4.500%	11/15/45	60	55
	Kraft Heinz Foods Co.	3.750%	4/1/30	10	10
	Kraft Heinz Foods Co.	4.875%	10/1/49	150	141
	Kroger Co.	4.700%	8/15/26	220	222
	Kroger Co.	5.000%	9/15/34	495	499
	Kroger Co.	4.450%	2/1/47	10	9
	Kroger Co.	5.500%	9/15/54	130	131
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	58	54
6

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Performance Food Group Inc.	6.125%	9/15/32	20	20
	Philip Morris International Inc.	5.125%	11/17/27	7	7
	Philip Morris International Inc.	5.625%	11/17/29	7	7
	Philip Morris International Inc.	5.250%	2/13/34	230	239
	Philip Morris International Inc.	4.500%	3/20/42	15	14
[7]	Post Holdings Inc.	5.500%	12/15/29	8	8
[7]	Post Holdings Inc.	6.250%	2/15/32	50	52
[7]	Post Holdings Inc.	6.375%	3/1/33	50	51
[5,7]	Post Holdings Inc.	6.250%	10/15/34	10	10
	Target Corp.	2.950%	1/15/52	30	21
	Tyson Foods Inc.	3.550%	6/2/27	200	196
[5,7]	US Foods Inc.	5.750%	4/15/33	15	15
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	35	35
					3,546
Energy (3.5%)
[7]	Blue Racer Midstream LLC	7.000%	7/15/29	50	52
[7]	Blue Racer Midstream LLC	7.250%	7/15/32	30	32
	Boardwalk Pipelines LP	4.800%	5/3/29	35	35
	BP Capital Markets America Inc.	2.721%	1/12/32	25	22
	BP Capital Markets America Inc.	3.060%	6/17/41	25	19
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10	9
	Canadian Natural Resources Ltd.	6.250%	3/15/38	15	16
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Cenovus Energy Inc.	2.650%	1/15/32	40	34
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	10	10
	Cheniere Energy Inc.	4.625%	10/15/28	19	19
	Cheniere Energy Partners LP	3.250%	1/31/32	460	411
[7]	Civitas Resources Inc.	8.375%	7/1/28	22	23
[7]	Civitas Resources Inc.	8.750%	7/1/31	20	21
[7]	CNX Resources Corp.	7.375%	1/15/31	17	18
	ConocoPhillips	5.900%	10/15/32	90	99
	ConocoPhillips Co.	3.800%	3/15/52	20	16
	Continental Resources Inc.	4.900%	6/1/44	90	77
	DCP Midstream Operating LP	5.625%	7/15/27	10	10
	DCP Midstream Operating LP	3.250%	2/15/32	150	133
[7]	DCP Midstream Operating LP	6.750%	9/15/37	70	78
	Devon Energy Corp.	5.750%	9/15/54	250	243
[7]	Diamond Foreign Asset Co.	8.500%	10/1/30	17	18
	Diamondback Energy Inc.	5.200%	4/18/27	150	153
	Diamondback Energy Inc.	5.400%	4/18/34	20	20
	Diamondback Energy Inc.	4.250%	3/15/52	90	73
	Diamondback Energy Inc.	5.750%	4/18/54	145	146
	Diamondback Energy Inc.	5.900%	4/18/64	110	111
[7]	DT Midstream Inc.	4.125%	6/15/29	43	41
	Enbridge Energy Partners LP	7.375%	10/15/45	50	61
	Enbridge Inc.	5.300%	4/5/29	25	26
	Enbridge Inc.	6.200%	11/15/30	10	11
	Enbridge Inc.	6.700%	11/15/53	10	12
	Enbridge Inc.	5.950%	4/5/54	190	201
	Energy Transfer LP	4.400%	3/15/27	10	10
	Energy Transfer LP	5.250%	7/1/29	60	62
	Energy Transfer LP	6.400%	12/1/30	67	73
	Energy Transfer LP	6.550%	12/1/33	159	176
	Energy Transfer LP	5.300%	4/1/44	10	10
	Energy Transfer LP	5.150%	3/15/45	10	9
	Energy Transfer LP	5.000%	5/15/50	97	88
	Energy Transfer LP	5.950%	5/15/54	110	113
	Enterprise Products Operating LLC	4.850%	1/31/34	110	112
	Enterprise Products Operating LLC	3.700%	1/31/51	15	12
	EQM Midstream Partners LP	5.500%	7/15/28	35	36
	EQT Corp.	3.900%	10/1/27	27	27
	Exxon Mobil Corp.	2.995%	8/16/39	10	8
	Exxon Mobil Corp.	3.095%	8/16/49	10	7
[4]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	205	196
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	446	395
	Halliburton Co.	4.850%	11/15/35	100	100
	Halliburton Co.	4.750%	8/1/43	200	187
	Hess Corp.	7.875%	10/1/29	65	74
[7]	Hess Midstream Operations LP	6.500%	6/1/29	12	12
7

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Kinetik Holdings LP	6.625%	12/15/28	60	62
	Marathon Oil Corp.	5.300%	4/1/29	80	83
[7]	Noble Finance II LLC	8.000%	4/15/30	20	21
	Occidental Petroleum Corp.	5.000%	8/1/27	75	76
	Occidental Petroleum Corp.	5.200%	8/1/29	95	97
	Occidental Petroleum Corp.	7.500%	5/1/31	10	11
	Occidental Petroleum Corp.	7.875%	9/15/31	277	321
	Occidental Petroleum Corp.	5.375%	1/1/32	70	71
	Occidental Petroleum Corp.	5.550%	10/1/34	85	86
	Occidental Petroleum Corp.	6.600%	3/15/46	130	140
	Occidental Petroleum Corp.	4.400%	4/15/46	200	163
	Occidental Petroleum Corp.	6.050%	10/1/54	55	56
	ONEOK Inc.	5.550%	11/1/26	30	31
	ONEOK Inc.	5.650%	11/1/28	10	10
	ONEOK Inc.	5.800%	11/1/30	10	11
[7]	Pan American Energy LLC	8.500%	4/30/32	85	90
[7]	Permian Resources Operating LLC	7.000%	1/15/32	5	5
[7]	Permian Resources Operating LLC	6.250%	2/1/33	40	41
[4]	Petronas Capital Ltd.	3.500%	4/21/30	200	191
	Phillips 66	5.875%	5/1/42	100	106
	Phillips 66 Co.	5.250%	6/15/31	60	62
	Phillips 66 Co.	5.650%	6/15/54	60	61
[7]	Raizen Fuels Finance SA	5.700%	1/17/35	330	327
	Range Resources Corp.	8.250%	1/15/29	70	72
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	15	15
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	45	45
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	410	409
[7]	Schlumberger Holdings Corp.	5.000%	5/29/27	200	204
	Shell International Finance BV	2.750%	4/6/30	40	37
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	110	116
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	20	21
	Suncor Energy Inc.	4.000%	11/15/47	30	24
[7]	Tallgrass Energy Partners LP	6.000%	12/31/30	30	29
	Targa Resources Corp.	5.200%	7/1/27	40	41
	Targa Resources Corp.	6.150%	3/1/29	65	69
	Targa Resources Corp.	6.125%	3/15/33	15	16
	Targa Resources Partners LP	6.875%	1/15/29	10	10
	TotalEnergies Capital SA	5.275%	9/10/54	75	75
	TransCanada PipeLines Ltd.	4.250%	5/15/28	393	392
	TransCanada PipeLines Ltd.	4.100%	4/15/30	140	138
[7]	Transocean Inc.	8.250%	5/15/29	7	7
[7]	Transocean Inc.	8.500%	5/15/31	135	134
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/28	16	17
[7]	Valaris Ltd.	8.375%	4/30/30	49	50
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	11	10
[7]	Venture Global LNG Inc.	8.125%	6/1/28	20	21
[7]	Venture Global LNG Inc.	7.000%	1/15/30	15	15
[7]	Venture Global LNG Inc.	8.375%	6/1/31	5	5
[7]	Venture Global LNG Inc.	9.875%	2/1/32	120	133
[7]	Vital Energy Inc.	7.875%	4/15/32	122	118
	Western Midstream Operating LP	4.500%	3/1/28	10	10
	Western Midstream Operating LP	4.750%	8/15/28	40	40
	Williams Cos. Inc.	5.300%	8/15/28	55	57
	Williams Cos. Inc.	4.650%	8/15/32	100	99
	Williams Cos. Inc.	5.150%	3/15/34	55	56
[7]	Yinson Boronia Production BV	8.947%	7/31/42	200	214
					8,787
Financials (11.4%)
	AerCap Ireland Capital DAC	3.000%	10/29/28	210	198
[7]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	60	61
[7]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	30	30
	American Express Co.	5.850%	11/5/27	25	26
	American Express Co.	5.098%	2/16/28	80	81
	American Express Co.	5.043%	7/26/28	121	124
	American Express Co.	5.915%	4/25/35	118	126
	American Express Co.	5.284%	7/26/35	382	398
	American International Group Inc.	4.750%	4/1/48	90	85
	American International Group Inc.	4.375%	6/30/50	90	81
[7]	AmWINS Group Inc.	6.375%	2/15/29	77	79
8

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	AmWINS Group Inc.	4.875%	6/30/29	3	3
	Aon Corp.	5.350%	2/28/33	12	13
	Aon North America Inc.	5.125%	3/1/27	30	31
	Aon North America Inc.	5.150%	3/1/29	140	145
	Aon North America Inc.	5.750%	3/1/54	110	116
	Apollo Global Management Inc.	5.800%	5/21/54	217	231
	Ares Capital Corp.	5.950%	7/15/29	80	82
	Assurant Inc.	4.900%	3/27/28	11	11
	Athene Holding Ltd.	4.125%	1/12/28	50	49
	Athene Holding Ltd.	6.250%	4/1/54	160	170
[7]	Australia & New Zealand Banking Group Ltd.	5.204%	9/30/35	200	199
[7]	Banco de Credito del Peru S.A.	5.800%	3/10/35	220	220
[4]	Banco Santander SA	5.365%	7/15/28	200	205
	Banco Santander SA	6.607%	11/7/28	100	108
	Banco Santander SA	6.938%	11/7/33	75	87
[4]	Bank of America Corp.	1.197%	10/24/26	200	193
[4]	Bank of America Corp.	3.970%	3/5/29	120	119
[4]	Bank of America Corp.	2.972%	2/4/33	15	13
[4]	Bank of America Corp.	4.078%	4/23/40	7	6
[4]	Bank of America Corp.	4.443%	1/20/48	100	92
	Bank of Montreal	3.088%	1/10/37	270	234
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	100	98
	Bank of New York Mellon Corp.	4.543%	2/1/29	150	152
[4]	Bank of New York Mellon Corp.	4.975%	3/14/30	50	52
	Bank of New York Mellon Corp.	5.060%	7/22/32	150	155
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	50	56
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	380	395
	Bank of Nova Scotia	4.750%	2/2/26	7	7
	Barclays plc	5.304%	8/9/26	200	201
	Barclays plc	5.674%	3/12/28	200	205
	Barclays plc	4.837%	9/10/28	140	141
[4]	Barclays plc	5.088%	6/20/30	200	201
	Barclays plc	6.036%	3/12/55	200	218
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	100	92
	BlackRock Funding Inc.	5.350%	1/8/55	300	315
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	100	106
[7]	BNP Paribas SA	5.497%	5/20/30	100	104
[7]	BPCE SA	6.508%	1/18/35	100	105
	Brown & Brown Inc.	5.650%	6/11/34	85	89
	Capital One Financial Corp.	3.750%	7/28/26	9	9
	Capital One Financial Corp.	3.750%	3/9/27	15	15
	Capital One Financial Corp.	5.468%	2/1/29	215	220
	Capital One Financial Corp.	6.312%	6/8/29	15	16
	Capital One Financial Corp.	5.268%	5/10/33	50	50
	Capital One Financial Corp.	5.884%	7/26/35	660	691
	Charles Schwab Corp.	6.196%	11/17/29	15	16
	Charles Schwab Corp.	6.136%	8/24/34	227	248
[4]	Citibank NA	5.570%	4/30/34	370	395
[4]	Citigroup Inc.	4.075%	4/23/29	350	346
	Citigroup Inc.	4.542%	9/19/30	520	521
[7]	Cooperatieve Rabobank UA	3.649%	4/6/28	200	196
	Corebridge Financial Inc.	3.500%	4/4/25	20	20
	Corebridge Financial Inc.	3.650%	4/5/27	50	49
	Corebridge Financial Inc.	3.850%	4/5/29	30	29
	Corebridge Financial Inc.	4.350%	4/5/42	15	13
	Corebridge Financial Inc.	4.400%	4/5/52	15	13
[7]	Corebridge Global Funding	4.650%	8/20/27	1,520	1,538
[7]	Credit Agricole SA	4.631%	9/11/28	250	251
[7]	Danske Bank A/S	5.427%	3/1/28	200	205
	Deutsche Bank AG	5.706%	2/8/28	150	153
	Deutsche Bank AG	4.999%	9/11/30	190	191
[7]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	210	212
	Fifth Third Bancorp	6.339%	7/27/29	493	524
	Fifth Third Bancorp	4.895%	9/6/30	150	152
	Fifth Third Bancorp	5.631%	1/29/32	60	63
[7]	Focus Financial Partners LLC	6.750%	9/15/31	75	76
	Gaci First Investment Co.	5.000%	1/29/29	200	203
	GATX Corp.	3.250%	9/15/26	41	40
	GATX Corp.	4.550%	11/7/28	9	9
	GATX Corp.	4.700%	4/1/29	21	21
9

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GGAM Finance Ltd.	8.000%	2/15/27	40	42
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	137	156
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	60	64
	Goldman Sachs Group Inc.	6.750%	10/1/37	69	79
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	25	24
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	114
[7]	Howden UK Refinance plc	7.250%	2/15/31	60	62
	HSBC Holdings plc	5.887%	8/14/27	100	103
	Huntington Bancshares Inc.	5.023%	5/17/33	88	87
	Huntington Bancshares Inc.	5.709%	2/2/35	286	298
	Huntington National Bank	5.650%	1/10/30	100	105
	Intercontinental Exchange Inc.	5.250%	6/15/31	80	84
	JPMorgan Chase & Co.	5.040%	1/23/28	50	51
	JPMorgan Chase & Co.	4.979%	7/22/28	578	589
	JPMorgan Chase & Co.	5.012%	1/23/30	20	20
	JPMorgan Chase & Co.	5.336%	1/23/35	50	52
	JPMorgan Chase & Co.	5.294%	7/22/35	188	196
	JPMorgan Chase & Co.	6.400%	5/15/38	25	29
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	15	12
	JPMorgan Chase & Co.	3.328%	4/22/52	15	12
	LPL Holdings Inc.	6.000%	5/20/34	280	293
[7]	Lseg US Fin Corp.	4.875%	3/28/27	200	203
[7]	Lseg US Fin Corp.	5.297%	3/28/34	200	209
	M&T Bank Corp.	4.553%	8/16/28	175	175
	M&T Bank Corp.	7.413%	10/30/29	16	17
	M&T Bank Corp.	6.082%	3/13/32	305	323
[7]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	10	10
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	251
[4]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	200	194
	MetLife Inc.	4.875%	11/13/43	10	10
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	207
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	100	105
	Morgan Stanley	5.050%	1/28/27	9	9
	Morgan Stanley	1.593%	5/4/27	450	431
[4]	Morgan Stanley	3.591%	7/22/28	110	108
	Morgan Stanley	5.123%	2/1/29	140	143
	Morgan Stanley	5.173%	1/16/30	20	21
	Morgan Stanley	5.466%	1/18/35	70	73
	Morgan Stanley	5.320%	7/19/35	350	364
	Morgan Stanley	5.948%	1/19/38	40	42
[4]	Morgan Stanley	3.971%	7/22/38	25	23
[4]	Morgan Stanley	4.457%	4/22/39	165	158
	Morgan Stanley	6.375%	7/24/42	100	118
	Morgan Stanley	4.300%	1/27/45	15	14
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	250	258
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	364	372
	Nasdaq Inc.	5.350%	6/28/28	110	114
	Nasdaq Inc.	2.500%	12/21/40	100	71
[7]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	60	60
[7]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	35	36
[7]	NatWest Markets plc	5.416%	5/17/27	450	462
	Navient Corp.	4.875%	3/15/28	4	4
	Navient Corp.	9.375%	7/25/30	13	14
	Nomura Holdings Inc.	5.594%	7/2/27	200	206
	Nomura Holdings Inc.	5.842%	1/18/28	200	208
	Nomura Holdings Inc.	5.783%	7/3/34	250	263
	OneMain Finance Corp.	3.500%	1/15/27	26	25
	OneMain Finance Corp.	7.125%	11/15/31	135	137
[7]	Penske Truck Leasing Co. LP	5.250%	7/1/29	490	504
[7]	Penske Truck Leasing Co. LP	6.200%	6/15/30	10	11
[4]	PNC Bank NA	4.050%	7/26/28	591	587
	PNC Financial Services Group Inc.	6.615%	10/20/27	50	52
	PNC Financial Services Group Inc.	5.492%	5/14/30	320	334
	PNC Financial Services Group Inc.	2.307%	4/23/32	90	78
	PNC Financial Services Group Inc.	5.939%	8/18/34	158	170
[4]	Prudential Financial Inc.	5.700%	12/14/36	100	109
[4]	Prudential Financial Inc.	4.600%	5/15/44	100	95
	Prudential Financial Inc.	6.500%	3/15/54	40	43
	Regions Financial Corp.	5.722%	6/6/30	190	197
	Regions Financial Corp.	5.502%	9/6/35	210	214
10

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	RGA Global Funding	5.500%	1/11/31	200	209
[4]	Royal Bank of Canada	4.969%	8/2/30	1,100	1,129
[7]	Ryan Specialty LLC	5.875%	8/1/32	20	20
[7]	Shift4 Payments LLC	6.750%	8/15/32	15	16
[7]	Societe Generale SA	5.634%	1/19/30	50	51
[7]	Societe Generale SA	6.066%	1/19/35	50	52
[7]	Standard Chartered plc	5.688%	5/14/28	200	205
[7]	Standard Chartered plc	5.905%	5/14/35	235	248
	State Street Corp.	5.820%	11/4/28	15	16
	State Street Corp.	4.530%	2/20/29	80	81
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	243	253
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	200	215
	UBS AG	7.500%	2/15/28	1,024	1,125
[7]	UBS Group AG	4.253%	3/23/28	200	198
[7]	UBS Group AG	5.617%	9/13/30	220	230
[7]	UBS Group AG	3.091%	5/14/32	250	225
[7]	UBS Group AG	5.379%	9/6/45	590	604
	US Bancorp	5.775%	6/12/29	9	9
	US Bancorp	5.384%	1/23/30	50	52
	US Bancorp	5.850%	10/21/33	25	27
	US Bancorp	5.836%	6/12/34	15	16
[7]	USI Inc.	7.500%	1/15/32	70	73
[4]	Wells Fargo & Co.	2.393%	6/2/28	60	57
[4]	Wells Fargo & Co.	3.068%	4/30/41	115	91
[4]	Wells Fargo & Co.	4.611%	4/25/53	15	14
	Willis North America Inc.	2.950%	9/15/29	15	14
					28,327
Health Care (1.8%)
	AbbVie Inc.	4.050%	11/21/39	25	23
	AbbVie Inc.	5.400%	3/15/54	130	138
[4]	AdventHealth Obligated Group	2.795%	11/15/51	15	10
	Agilent Technologies Inc.	4.750%	9/9/34	65	65
	Amgen Inc.	4.200%	3/1/33	200	194
	Amgen Inc.	4.950%	10/1/41	7	7
	Amgen Inc.	5.600%	3/2/43	145	152
	Amgen Inc.	5.650%	3/2/53	15	16
	AstraZeneca Finance LLC	4.850%	2/26/29	65	67
[7]	Bausch + Lomb Corp.	8.375%	10/1/28	70	74
	Becton Dickinson & Co.	4.693%	2/13/28	15	15
	Becton Dickinson & Co.	4.874%	2/8/29	80	82
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	10	7
	Bristol-Myers Squibb Co.	2.350%	11/13/40	15	11
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10	6
	Bristol-Myers Squibb Co.	5.650%	2/22/64	115	122
[7]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	54	53
	Cencora Inc.	4.300%	12/15/47	25	22
	Centene Corp.	2.450%	7/15/28	25	23
	Centene Corp.	3.000%	10/15/30	7	6
	Cigna Group	4.800%	8/15/38	15	15
[7]	Community Health Systems Inc.	10.875%	1/15/32	26	29
	CVS Health Corp.	5.125%	2/21/30	775	795
	CVS Health Corp.	1.750%	8/21/30	235	200
	CVS Health Corp.	6.000%	6/1/63	17	17
[7]	DaVita Inc.	3.750%	2/15/31	14	13
[7]	DaVita Inc.	6.875%	9/1/32	65	67
	Elevance Health Inc.	5.150%	6/15/29	100	104
	Elevance Health Inc.	4.550%	3/1/48	90	81
	Elevance Health Inc.	3.125%	5/15/50	17	12
	Elevance Health Inc.	3.600%	3/15/51	100	77
	Elevance Health Inc.	6.100%	10/15/52	110	122
	Elevance Health Inc.	5.650%	6/15/54	185	195
[7]	Fortrea Holdings Inc.	7.500%	7/1/30	50	50
	GE HealthCare Technologies Inc.	4.800%	8/14/29	130	133
	Gilead Sciences Inc.	4.600%	9/1/35	100	100
	Gilead Sciences Inc.	4.150%	3/1/47	15	13
	HCA Inc.	5.450%	4/1/31	170	177
	HCA Inc.	4.625%	3/15/52	35	30
	HCA Inc.	6.000%	4/1/54	45	48
	Humana Inc.	5.750%	3/1/28	200	209
11

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Medline Borrower LP	3.875%	4/1/29	31	29
[7]	Medline Borrower LP	6.250%	4/1/29	10	10
	Novartis Capital Corp.	4.700%	9/18/54	70	69
[7]	Organon & Co.	5.125%	4/30/31	10	9
[7]	Organon & Co.	6.750%	5/15/34	5	5
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	15	15
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7	7
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	17	17
	Quest Diagnostics Inc.	4.200%	6/30/29	55	55
	Revvity Inc.	3.300%	9/15/29	82	77
[7]	Roche Holdings Inc.	5.218%	3/8/54	220	231
	Stryker Corp.	4.625%	9/11/34	30	30
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	140
	Tenet Healthcare Corp.	4.625%	6/15/28	30	30
	Tenet Healthcare Corp.	6.125%	10/1/28	8	8
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	56	56
	UnitedHealth Group Inc.	6.500%	6/15/37	100	116
	UnitedHealth Group Inc.	6.050%	2/15/63	15	17
	Zoetis Inc.	4.700%	2/1/43	107	102
					4,603
Industrials (2.4%)
	Allegion plc	3.500%	10/1/29	71	68
[7]	American Airlines Inc.	7.250%	2/15/28	40	41
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	27	26
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	48	45
[7]	Arcosa Inc.	6.875%	8/15/32	15	16
[7]	Boeing Co.	6.298%	5/1/29	10	10
	Boeing Co.	5.150%	5/1/30	105	105
	Boeing Co.	3.625%	2/1/31	27	25
[7]	Boeing Co.	6.388%	5/1/31	321	341
[7]	Boeing Co.	6.528%	5/1/34	354	380
	Boeing Co.	5.705%	5/1/40	50	49
[7]	Boeing Co.	6.858%	5/1/54	40	44
[7]	Boeing Co.	7.008%	5/1/64	40	44
[7]	Bombardier Inc.	7.000%	6/1/32	20	21
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	30	33
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	35	38
	Canadian Pacific Railway Co.	4.800%	8/1/45	15	14
	CSX Corp.	3.800%	11/1/46	30	25
[7]	Delta Air Lines Inc.	4.750%	10/20/28	440	439
[7]	ERAC USA Finance LLC	7.000%	10/15/37	95	113
[7]	Gates Corp.	6.875%	7/1/29	20	21
	General Dynamics Corp.	2.850%	6/1/41	15	12
[7]	Hawaiian Brand Intellectual Property Ltd.	11.000%	4/15/29	88	88
[7]	Herc Holdings Inc.	6.625%	6/15/29	20	21
	Hillenbrand Inc.	6.250%	2/15/29	70	71
	Honeywell International Inc.	4.750%	2/1/32	410	422
	Honeywell International Inc.	5.350%	3/1/64	130	137
	Ingersoll Rand Inc.	5.197%	6/15/27	10	10
	Ingersoll Rand Inc.	5.176%	6/15/29	10	10
	Ingersoll Rand Inc.	5.314%	6/15/31	10	10
	Ingersoll Rand Inc.	5.450%	6/15/34	10	11
	Ingersoll Rand Inc.	5.700%	6/15/54	40	43
[7]	JetBlue Airways Corp.	9.875%	9/20/31	123	130
	L3Harris Technologies Inc.	5.250%	6/1/31	110	114
	Lockheed Martin Corp.	4.700%	5/15/46	15	15
	Lockheed Martin Corp.	4.300%	6/15/62	120	106
	Lockheed Martin Corp.	5.200%	2/15/64	110	114
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,688	1,710
	Norfolk Southern Corp.	3.050%	5/15/50	200	141
	Northrop Grumman Corp.	5.200%	6/1/54	160	163
	Parker-Hannifin Corp.	3.250%	6/14/29	140	134
[7]	Rolls-Royce plc	3.625%	10/14/25	60	59
	RTX Corp.	5.400%	5/1/35	40	42
	RTX Corp.	4.875%	10/15/40	150	147
[4]	Ryder System Inc.	5.300%	3/15/27	30	31
[5,7]	Terex Corp.	6.250%	10/15/32	13	13
[7]	TransDigm Inc.	6.750%	8/15/28	40	41
[7]	TransDigm Inc.	6.375%	3/1/29	25	26
12

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	TransDigm Inc.	6.625%	3/1/32	5	5
[7]	TransDigm Inc.	6.000%	1/15/33	65	66
	Union Pacific Corp.	3.839%	3/20/60	20	16
[7]	United Airlines Inc.	4.375%	4/15/26	43	42
[7]	United Airlines Inc.	4.625%	4/15/29	39	38
[7]	Watco Cos. LLC	7.125%	8/1/32	5	5
					5,891
Materials (1.5%)
[7]	Antofagasta plc	6.250%	5/2/34	200	213
[7]	Avient Corp.	6.250%	11/1/31	20	21
	Ball Corp.	6.000%	6/15/29	30	31
	Ball Corp.	2.875%	8/15/30	24	21
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	430	383
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	291
[7]	Chemours Co.	4.625%	11/15/29	70	63
[7]	Cleveland-Cliffs Inc.	7.000%	3/15/32	30	30
	Dow Chemical Co.	5.600%	2/15/54	80	83
	Eastman Chemical Co.	4.500%	12/1/28	41	41
[7]	Georgia-Pacific LLC	2.300%	4/30/30	15	14
[7]	Kaiser Aluminum Corp.	4.500%	6/1/31	120	110
	LYB International Finance III LLC	2.250%	10/1/30	90	80
	LYB International Finance III LLC	3.375%	10/1/40	15	12
[7]	NOVA Chemicals Corp.	8.500%	11/15/28	50	53
[7]	NOVA Chemicals Corp.	9.000%	2/15/30	52	56
	Nutrien Ltd.	5.900%	11/7/24	15	15
	Nutrien Ltd.	5.950%	11/7/25	25	25
	Nutrien Ltd.	5.400%	6/21/34	136	141
	Nutrien Ltd.	4.900%	6/1/43	60	57
	Nutrien Ltd.	5.800%	3/27/53	10	11
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	60	64
[7]	Olympus Water US Holding Corp.	7.250%	6/15/31	30	31
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	42	43
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	50	51
[7]	Sealed Air Corp.	5.000%	4/15/29	16	16
[7]	Sealed Air Corp.	6.500%	7/15/32	140	144
[4]	Sherwin-Williams Co.	4.550%	3/1/28	215	218
	Sherwin-Williams Co.	2.950%	8/15/29	15	14
[7]	Sisecam UK plc	8.625%	5/2/32	400	411
[7]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	206
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	209
[7]	SNF Group SACA	3.125%	3/15/27	75	71
	Vale Overseas Ltd.	3.750%	7/8/30	300	286
[7]	WR Grace Holdings LLC	5.625%	8/15/29	90	85
	WRKCo Inc.	3.375%	9/15/27	100	97
	WRKCo Inc.	4.000%	3/15/28	50	49
[7]	Yara International ASA	4.750%	6/1/28	30	30
					3,776
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	15	15
	AvalonBay Communities Inc.	5.350%	6/1/34	85	89
	COPT Defense Properties LP	2.250%	3/15/26	10	10
	ERP Operating LP	4.500%	7/1/44	25	23
	Extra Space Storage LP	5.500%	7/1/30	15	16
	Extra Space Storage LP	5.900%	1/15/31	15	16
	Healthpeak OP LLC	5.250%	12/15/32	15	15
	Highwoods Realty LP	7.650%	2/1/34	71	82
	Kilroy Realty LP	4.750%	12/15/28	23	23
	Kimco Realty OP LLC	4.250%	4/1/45	10	9
[7]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	25	26
	Mid-America Apartments LP	5.000%	3/15/34	100	102
	NNN REIT Inc.	5.600%	10/15/33	15	16
[7]	Park Intermediate Holdings LLC	7.000%	2/1/30	10	10
[5,7]	Pebblebrook Hotel LP	6.375%	10/15/29	7	7
	Prologis LP	1.750%	2/1/31	115	99
	Public Storage Operating Co.	5.350%	8/1/53	10	10
	Realty Income Corp.	5.125%	2/15/34	200	204
	Realty Income Corp.	5.375%	9/1/54	200	204
	Regency Centers LP	5.250%	1/15/34	200	206
	Sabra Health Care LP	3.200%	12/1/31	15	13
13

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,7]	Starwood Property Trust Inc.	6.000%	4/15/30	30	30
	Sun Communities Operating LP	5.500%	1/15/29	60	62
[7]	VICI Properties LP	4.625%	6/15/25	15	15
[4,9]	Vonovia SE	0.250%	9/1/28	100	99
	Weyerhaeuser Co.	6.950%	10/1/27	20	21
					1,422
Technology (2.2%)
[7]	Atkore Inc.	4.250%	6/1/31	25	23
	Atlassian Corp.	5.250%	5/15/29	50	52
	Atlassian Corp.	5.500%	5/15/34	30	31
[7]	Boost Newco Borrower LLC	7.500%	1/15/31	48	52
	Broadcom Inc.	3.150%	11/15/25	40	39
	Broadcom Inc.	3.459%	9/15/26	15	15
[5]	Broadcom Inc.	4.150%	2/15/28	290	290
[5]	Broadcom Inc.	4.350%	2/15/30	280	280
	Broadcom Inc.	4.150%	11/15/30	10	10
	Broadcom Inc.	5.150%	11/15/31	325	337
[7]	Broadcom Inc.	3.419%	4/15/33	20	18
[7]	Broadcom Inc.	3.469%	4/15/34	381	343
[7]	Broadcom Inc.	4.926%	5/15/37	30	30
	Cadence Design Systems Inc.	4.200%	9/10/27	55	55
	Cadence Design Systems Inc.	4.300%	9/10/29	85	85
	Cadence Design Systems Inc.	4.700%	9/10/34	90	91
	CDW LLC	5.100%	3/1/30	50	51
[7]	Central Parent Inc.	7.250%	6/15/29	36	37
[7]	Central Parent LLC	8.000%	6/15/29	4	4
	Cisco Systems Inc.	5.350%	2/26/64	100	106
[7]	Cloud Software Group Inc.	6.500%	3/31/29	40	40
[7]	Cloud Software Group Inc.	9.000%	9/30/29	11	11
[7]	Cloud Software Group Inc.	8.250%	6/30/32	38	40
	Dell International LLC	4.900%	10/1/26	15	15
	Dell International LLC	5.300%	10/1/29	90	94
	Dell International LLC	5.400%	4/15/34	155	162
	Dell International LLC	8.350%	7/15/46	5	7
[7]	Entegris Inc.	4.750%	4/15/29	60	59
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	500	500
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	145	142
	HP Inc.	3.400%	6/17/30	70	66
	Intel Corp.	5.150%	2/21/34	210	212
	Intel Corp.	4.100%	5/19/46	30	24
	Intel Corp.	5.700%	2/10/53	100	98
	Kyndryl Holdings Inc.	6.350%	2/20/34	30	32
[7]	McAfee Corp.	7.375%	2/15/30	114	111
[4]	Oracle Corp.	4.200%	9/27/29	915	913
	Oracle Corp.	3.250%	5/15/30	10	9
	Oracle Corp.	4.000%	11/15/47	40	33
	Oracle Corp.	5.500%	9/27/64	244	243
	PayPal Holdings Inc.	5.500%	6/1/54	200	210
	Seagate HDD Cayman	8.250%	12/15/29	18	20
[7]	SS&C Technologies Inc.	5.500%	9/30/27	60	60
	Texas Instruments Inc.	5.150%	2/8/54	100	103
[7]	UKG Inc.	6.875%	2/1/31	100	103
	VMware LLC	3.900%	8/21/27	10	10
	VMware LLC	2.200%	8/15/31	10	9
	Western Digital Corp.	2.850%	2/1/29	75	68
	Workday Inc.	3.700%	4/1/29	25	24
					5,367
Utilities (2.7%)
	AEP Texas Inc.	5.450%	5/15/29	70	73
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	10	8
[7]	Alpha Generation LLC	6.750%	10/15/32	20	20
	Ameren Corp.	5.700%	12/1/26	460	473
	American Electric Power Co. Inc.	5.699%	8/15/25	15	15
	Atmos Energy Corp.	6.200%	11/15/53	15	17
[5]	Atmos Energy Corp.	5.000%	12/15/54	230	225
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	25	21
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	10	8
	Black Hills Corp.	6.000%	1/15/35	280	298
[7]	Calpine Corp.	4.500%	2/15/28	17	17
14

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Calpine Corp.	5.125%	3/15/28	11	11
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	15	15
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	10	10
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10	11
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	90	83
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	15	17
	Consumers Energy Co.	4.600%	5/30/29	120	122
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	267	277
	Duke Energy Carolinas LLC	3.750%	6/1/45	60	50
	Duke Energy Corp.	4.300%	3/15/28	50	50
	Duke Energy Corp.	4.850%	1/5/29	200	204
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	104
	Entergy Arkansas LLC	3.350%	6/15/52	90	66
	Entergy Texas Inc.	5.000%	9/15/52	25	24
	Exelon Corp.	4.100%	3/15/52	130	107
	Exelon Corp.	5.600%	3/15/53	130	135
[7]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	370	386
[7]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	15	15
[7]	FirstEnergy Transmission LLC	2.866%	9/15/28	15	14
[7]	FirstEnergy Transmission LLC	4.550%	1/15/30	175	176
[7]	FirstEnergy Transmission LLC	4.550%	4/1/49	15	13
	Georgia Power Co.	4.950%	5/17/33	25	26
	Georgia Power Co.	5.125%	5/15/52	15	15
	Idaho Power Co.	5.200%	8/15/34	65	67
	MidAmerican Energy Co.	5.300%	2/1/55	160	166
	National Grid plc	5.418%	1/11/34	300	313
[5,7]	Niagara Energy SAC	5.746%	10/3/34	400	402
[7]	Niagara Mohawk Power Corp.	5.664%	1/17/54	30	31
	NiSource Inc.	5.200%	7/1/29	175	181
	NiSource Inc.	5.350%	4/1/34	206	214
	NiSource Inc.	4.375%	5/15/47	100	88
	Oglethorpe Power Corp.	6.200%	12/1/53	40	44
[7]	Oglethorpe Power Corp.	5.800%	6/1/54	230	242
	Pacific Gas & Electric Co.	3.150%	1/1/26	15	15
	Pacific Gas & Electric Co.	5.550%	5/15/29	90	93
	Pacific Gas & Electric Co.	2.500%	2/1/31	15	13
	Pacific Gas & Electric Co.	6.150%	1/15/33	10	11
	Pacific Gas & Electric Co.	6.950%	3/15/34	10	11
	Pacific Gas & Electric Co.	5.800%	5/15/34	50	53
	Pacific Gas & Electric Co.	4.500%	7/1/40	10	9
	Pacific Gas & Electric Co.	3.300%	8/1/40	15	12
[7]	Pampa Energia SA	7.950%	9/10/31	168	171
[7]	Pattern Energy Operations LP	4.500%	8/15/28	8	8
	PPL Electric Utilities Corp.	5.250%	5/15/53	25	26
	Public Service Enterprise Group Inc.	5.200%	4/1/29	210	218
	Southern California Edison Co.	4.875%	2/1/27	300	305
	Southern California Edison Co.	5.450%	6/1/31	140	148
[4]	Southern California Gas Co.	3.950%	2/15/50	90	73
[4]	Southern Co.	3.700%	4/30/30	420	406
	Southern Co.	5.700%	10/15/32	10	11
[4]	Virginia Electric & Power Co.	4.625%	5/15/52	75	69
	Virginia Electric & Power Co.	5.700%	8/15/53	50	54
	Virginia Electric & Power Co.	5.550%	8/15/54	215	226
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	64	64
					6,850
Total Corporate Bonds (Cost $77,889)					79,977
Floating Rate Loan Interests (0.1%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	10.294%	4/20/28	33	34
[8]	Alpha Generation LLC First Lien Term Loan B, TSFR12M + 2.750%	6.947%	9/19/31	25	25
[8]	Bausch & Lomb Inc. First Lien Initial Term Loan, TSFR1M + 3.250%	8.270%	5/10/27	50	50
[8]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 4.000%	8.604%	3/30/29	2	2
[8]	Frontier Communications Holdings LLC First Lien Term Loan, TSFR6M + 3.500%	8.763%	7/1/31	5	5
[8]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR3M + 3.000%	8.252%	7/31/31	45	45
[8]	Star Parent Inc. First Lien Term Loan, TSFR3M + 3.750%	9.085%	9/27/30	30	29
Total Floating Rate Loan Interests (Cost $190)					190
Sovereign Bonds (19.5%)
	Agence Francaise de Developpement EPIC	4.000%	6/15/27	2,000	2,008
15

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Arab Republic of Egypt	0.000%	3/11/25	10,000	183
[4]	Arab Republic of Egypt	8.700%	3/1/49	200	164
[4]	Argentine Republic	0.750%	7/9/30	168	102
[4]	Argentine Republic	3.500%	7/9/41	150	68
[4]	Argentine Republic	4.125%	7/9/46	30	15
[4]	Asian Development Bank	3.625%	8/28/29	2,111	2,110
[4,11]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	200	210
[4,7]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	373	384
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	595	625
[4,7]	CDP Financial Inc.	4.875%	6/5/29	610	637
[4,7]	Central American Bank for Economic Integration	5.000%	1/25/27	263	268
	Corp. Andina de Fomento	4.125%	1/7/28	550	553
	Corp. Andina de Fomento	5.000%	1/24/29	294	304
[4]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	400	389
[4]	Dominican Republic	6.875%	1/29/26	933	949
[4]	Dominican Republic	5.950%	1/25/27	425	430
	Ecopetrol SA	8.625%	1/19/29	200	215
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	650	656
[4]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	595	596
	European Investment Bank	3.750%	11/15/29	2,108	2,119
[9]	European Investment Bank	2.875%	10/15/31	450	514
[9]	European Investment Bank	2.625%	9/4/34	814	901
[4,9]	European Union	2.750%	10/5/26	2,524	2,834
[9]	European Union	2.875%	10/5/29	175	199
[4,9]	European Union	3.125%	12/4/30	150	173
[4,9]	European Union	0.700%	7/6/51	625	388
[4,9]	European Union	3.375%	10/5/54	138	154
	Federative Republic of Brazil	6.125%	1/22/32	730	751
[5,9]	Free and Hanseatic City of Hamburg	2.375%	10/2/29	844	940
[7,9]	Hellenic Republic	3.375%	6/15/34	1,075	1,224
[7,9]	Hellenic Republic	4.125%	6/15/54	283	326
[4,9]	Ivory Coast Government Bond	4.875%	1/30/32	300	294
[4,12]	Japan	1.200%	6/20/53	35,350	200
[4,12]	Japan	2.200%	6/20/54	35,350	252
[13]	Japan International Cooperation Agency	4.750%	5/21/29	200	207
[5,14]	KFW	3.500%	8/27/27	1,997	1,991
[14,15]	KFW	3.875%	10/1/29	397	528
[7]	Kingdom of Belgium	4.875%	6/10/55	388	404
[4,7]	Kingdom of Saudi Arabia	5.750%	1/16/54	250	255
[7,9]	Kingdom of Spain	3.450%	10/31/34	363	422
[4,16]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	520	534
[4]	Oman Government Bond	4.750%	6/15/26	1,210	1,207
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	5	5
[4]	Oriental Republic of Uruguay	5.250%	9/10/60	75	75
[4]	Paraguay Government Bond	4.700%	3/27/27	400	399
[4]	Paraguay Government Bond	4.950%	4/28/31	400	399
[4]	Paraguay Government Bond	2.739%	1/29/33	275	234
[4]	Petroleos del Peru SA	4.750%	6/19/32	200	157
	Petroleos Mexicanos	6.875%	10/16/25	100	100
	Petroleos Mexicanos	4.500%	1/23/26	450	435
	Petroleos Mexicanos	6.875%	8/4/26	255	254
	Petroleos Mexicanos	6.500%	3/13/27	340	334
	Petroleos Mexicanos	6.500%	1/23/29	250	236
	Petroleos Mexicanos	6.840%	1/23/30	100	93
	Petroleos Mexicanos	6.625%	6/15/35	20	16
	Petroleos Mexicanos	6.500%	6/2/41	70	51
	Petroleos Mexicanos	6.750%	9/21/47	330	236
[4]	Petroliam Nasional Bhd.	7.625%	10/15/26	400	425
[9]	Republic of Bulgaria	3.625%	9/5/32	693	783
[4]	Republic of Chile	2.750%	1/31/27	2,200	2,124
[4]	Republic of Colombia	3.875%	4/25/27	335	323
[4]	Republic of Colombia	3.000%	1/30/30	650	557
[4]	Republic of Colombia	8.000%	4/20/33	200	215
[4]	Republic of Colombia	4.125%	2/22/42	400	276
	Republic of Costa Rica	6.125%	2/19/31	230	238
	Republic of Costa Rica	6.550%	4/3/34	400	427
[4,9]	Republic of Cyprus	3.250%	6/27/31	301	347
[4]	Republic of Ecuador	5.500%	7/31/35	15	8
[4]	Republic of Guatemala	4.875%	2/13/28	465	458
[4]	Republic of Guatemala	5.250%	8/10/29	200	198
16

Core-Plus Bond ETF
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]		Republic of Iceland	3.500%	3/21/34	340	395
[4,9]		Republic of Indonesia	3.375%	7/30/25	100	111
[4]		Republic of Indonesia	4.150%	9/20/27	460	462
		Republic of Indonesia	3.500%	1/11/28	1,240	1,217
[4]		Republic of Indonesia	4.750%	9/10/34	330	333
[9]		Republic of Lithuania	3.500%	7/3/31	132	151
[4]		Republic of Paraguay	5.000%	4/15/26	600	600
[4]		Republic of Peru	2.783%	1/23/31	219	195
[4]		Republic of Peru	5.375%	2/8/35	439	450
[4]		Republic of Poland	5.750%	11/16/32	70	75
[4,9]		Republic of Romania	1.750%	7/13/30	440	416
[4,7,9]		Republic of Romania	5.125%	9/24/31	450	502
		Republic of South Africa	4.875%	4/14/26	200	199
		Republic of the Philippines	5.170%	10/13/27	200	206
		Republic of the Philippines	5.250%	5/14/34	200	209
[4]		Republic of Turkiye	9.375%	3/14/29	200	227
[4]		Republic of Turkiye	4.875%	4/16/43	200	151
[4]		Republic of Uzbekistan International Bond	7.850%	10/12/28	500	529
[4]		Republic of Uzbekistan International Bond	5.375%	2/20/29	500	484
[4]		Republic of Vietnam	4.800%	11/19/24	600	599
[4]		Saudi Arabian Oil Co.	1.625%	11/24/25	200	193
[4]		Saudi Arabian Oil Co.	3.500%	4/16/29	860	828
[4]		Serbia International Bond	6.250%	5/26/28	415	432
[4,17]		Southern Gas Corridor CJSC	6.875%	3/24/26	500	511
[4]		State of Israel	5.750%	3/12/54	200	190
[7]		Ukraine Government Bond	0.000%	2/1/30	3	1
[7]		Ukraine Government Bond	0.000%	2/1/34	10	3
[7]		Ukraine Government Bond	1.750%	2/1/34	13	6
[7]		Ukraine Government Bond	0.000%	2/1/35	9	4
[7]		Ukraine Government Bond	1.750%	2/1/35	17	8
[7]		Ukraine Government Bond	0.000%	2/1/36	7	3
[4,7]		Ukraine Government Bond	1.750%	2/1/36	285	123
[7]		Ukraine Government Bond	1.750%	2/1/36	20	9
		United Mexican States	4.150%	3/28/27	200	199
[4]		United Mexican States	5.000%	5/7/29	600	604
[4]		United Mexican States	2.659%	5/24/31	300	258
[4]		United Mexican States	6.350%	2/9/35	320	336
[9]		Ville de Paris	3.750%	6/22/48	200	225
Total Sovereign Bonds (Cost $47,418)						48,530
					Shares
Temporary Cash Investments (4.0%)
Money Market Fund (2.7%)
[18]		Vanguard Market Liquidity Fund	5.014%		67,143	6,714
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.3%)
		United States Treasury Bill	3.891%	9/4/25	3,500	3,373
Total Temporary Cash Investments (Cost $10,091)						10,087
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	10/25/24	18	$115.25	2,075	6
17

Core-Plus Bond ETF
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.500% Annually	BANA	10/21/24	4.500%	4,500	—
Total Options Purchased (Cost $10)						6
Total Investments (102.8%) (Cost $249,930)						255,851
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-2.7%)
[4,5,6]	UMBS Pool		5.000%	6/1/54–10/25/54	(4,650)	(4,636)
[4,5,6]	UMBS Pool		5.500%	6/1/53–11/25/54	(2,022)	(2,024)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $6,709)						(6,660)
Other Assets and Liabilities—Net (-0.1%)						(337)
Net Assets (100%)						248,854
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $145,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $530,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $218,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $30,279,000, representing 12.2% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in Egyptian pounds.
11	Guaranteed by the Republic of Poland.
12	Face amount denominated in Japanese yen.
13	Guaranteed by the Government of Japan.
14	Guaranteed by the Federal Republic of Germany.
15	Face amount denominated in British pounds.
16	Guaranteed by the Republic of Hungary.
17	Guaranteed by the Republic of Azerbaijan.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
18

Core-Plus Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	10/25/24	9	$114.25	1,028	(6)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.575% Annually	NGFP	9/27/34	3.575%	400	(35)

Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.575% Annually	NGFP	9/27/34	3.575%	400	(35)
					(70)
Total Options Written (Premiums Received $75)					(76)
NGFP—Nomura Global Financial Products Inc.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	45	9,371	(10)
10-Year U.S. Treasury Note	December 2024	109	12,457	(51)
Long U.S. Treasury Bond	December 2024	15	1,863	(13)
Ultra Long U.S. Treasury Bond	December 2024	20	2,662	(26)
				(100)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(18)	(1,978)	4
10-Year Japanese Government Bond	December 2024	(1)	(1,007)	(4)
Euro-Bobl	December 2024	(19)	(2,539)	(19)
Euro-BTP	December 2024	(2)	(271)	(7)
Euro-Bund	December 2024	(27)	(4,055)	(59)
Euro-Buxl	December 2024	(7)	(1,062)	(26)
Euro-OAT	December 2024	(1)	(141)	(1)
Euro-Schatz	December 2024	(25)	(2,983)	(13)
Long Gilt	December 2024	(2)	(263)	2
Mini 10-Year Japanese Government Bond	December 2024	(28)	(2,817)	(10)
Ultra 10-Year U.S. Treasury Note	December 2024	(58)	(6,861)	19
				(114)
				(214)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	11/4/24	EUR	492	USD	548	—	—
JPMorgan Chase Bank, N.A.	11/4/24	EUR	41	USD	46	—	—
State Street Bank & Trust Co.	11/4/24	EUR	29	USD	32	—	—
19

Core-Plus Bond ETF
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	11/4/24	EUR	18	USD	20	—	—
BNP Paribas	11/4/24	EUR	13	USD	14	—	—
Bank of Montreal	11/4/24	MXN	80	USD	4	—	—
JPMorgan Chase Bank, N.A.	3/12/25	USD	177	EGP	10,000	—	(17)
UBS AG	11/4/24	USD	10,264	EUR	9,206	1	—
BNP Paribas	11/4/24	USD	1,342	EUR	1,202	2	—
Deutsche Bank AG	11/4/24	USD	557	EUR	499	1	—
State Street Bank & Trust Co.	11/4/24	USD	126	EUR	113	—	—
Morgan Stanley Capital Services LLC	11/4/24	USD	20	EUR	17	—	—
State Street Bank & Trust Co.	11/4/24	USD	15	EUR	14	—	—
State Street Bank & Trust Co.	11/4/24	USD	550	GBP	417	—	(7)
Toronto-Dominion Bank	11/5/24	USD	503	JPY	70,243	12	—
UBS AG	11/5/24	USD	7	JPY	966	—	—
Morgan Stanley Capital Services LLC	11/4/24	USD	4	ZAR	72	—	—
						16	(24)
EGP—Egyptian pound.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S41-V1	6/20/29	EUR	3,000	1.000	72	12
1 Periodic premium received/paid quarterly.
EUR—euro.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Panama/Baa3	12/20/29	MSCS	355	1.000	(10)	(15)	5	—

Credit Protection Purchased
Republic of Colombia	12/20/29	BANA	430	(1.000)	19	19	—	—
					9	4	5	—
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
20

Core-Plus Bond ETF
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/11/25	N/A	7,000[1]	4.003[2]	(4.960)[3]	2	2
7/17/26	7/17/25[4]	4,510[1]	0.000[5]	(3.733)[6]	(29)	(29)
7/17/26	7/17/25[4]	4,060[7]	2.452[6]	(0.000)[8]	32	32
9/11/26	N/A	3,500[1]	4.960[3]	(3.464)[2]	3	3
8/30/27	N/A	1,900[1]	4.960[3]	(3.476)[2]	(4)	(4)
5/14/28	5/14/27[4]	7,498[1]	3.871[6]	(0.000)[5]	52	52
5/17/28	5/17/27[4]	3,955[1]	3.715[6]	(0.000)[5]	22	22
10/4/28	10/4/27[4]	12,500[1]	3.142[2]	(0.000)[3]	—	—
2/28/29	12/2/24[4]	1,380[1]	3.273[2]	(0.000)[3]	4	4
7/5/29	N/A	640[1]	2.530[6]	(0.000)[9]	8	8
7/5/29	N/A	590[1]	2.525[6]	(0.000)[9]	7	7
7/5/29	N/A	590[1]	2.523[6]	(0.000)[9]	7	7
7/10/29	N/A	744[1]	2.491[6]	(0.000)[9]	7	7
7/10/29	N/A	650[1]	2.484[6]	(0.000)[9]	6	6
7/15/29	N/A	650[1]	2.420[6]	(0.000)[9]	4	4
7/18/29	N/A	650[1]	2.449[6]	(0.000)[9]	5	5
7/19/29	N/A	650[1]	2.437[6]	(0.000)[9]	4	4
8/1/29	N/A	650[1]	2.394[6]	(0.000)[9]	3	3
8/5/29	N/A	656[1]	2.363[6]	(0.000)[9]	2	2
8/7/29	N/A	400[10]	4.950[11]	(3.630)[2]	1	1
5/14/34	5/14/29[4]	1,756[1]	0.000[3]	(3.961)[2]	(40)	(40)
5/17/34	5/17/29[4]	920[1]	0.000[3]	(3.841)[2]	(16)	(16)
10/2/34	10/2/29[4]	2,800[1]	0.000[3]	(3.416)[2]	—	—
2/15/40	12/2/24[4]	450[1]	3.400[2]	(0.000)[3]	—	—
10/2/44	10/2/34[4]	40[1]	0.000[3]	(3.575)[2]	—	—
7/5/54	N/A	140[1]	0.000[9]	(2.522)[6]	(5)	(5)
7/5/54	N/A	130[1]	0.000[9]	(2.519)[6]	(5)	(5)
7/5/54	N/A	130[1]	0.000[9]	(2.524)[6]	(5)	(5)
7/10/54	N/A	160[1]	0.000[9]	(2.510)[6]	(6)	(6)
7/10/54	N/A	140[1]	0.000[9]	(2.499)[6]	(5)	(5)
7/15/54	N/A	140[1]	0.000[9]	(2.469)[6]	(4)	(4)
7/18/54	N/A	140[1]	0.000[9]	(2.501)[6]	(5)	(5)
7/19/54	N/A	140[1]	0.000[9]	(2.482)[6]	(4)	(4)
8/1/54	N/A	140[1]	0.000[9]	(2.454)[6]	(3)	(3)
8/5/54	N/A	140[1]	0.000[9]	(2.411)[6]	(2)	(2)
					36	36
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
6 Interest payment received/paid at maturity.
7 Notional amount denominated in euro.
8 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid at maturity.
9 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
10 Notional amount denominated in British pound.
11 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Core-Plus Bond ETF
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $243,216)	249,137
Affiliated Issuers (Cost $6,714)	6,714
Total Investments in Securities	255,851
Investment in Vanguard	6
Cash	18
Foreign Currency, at Value (Cost $57)	57
Receivables for Investment Securities Sold	17,019
Receivables for Accrued Income	2,023
Receivables for Capital Shares Issued	1,981
Swap Premiums Paid	19
Variation Margin Receivable—Centrally Cleared Swap Contracts	3
Unrealized Appreciation—Forward Currency Contracts	16
Unrealized Appreciation—Over-the-Counter Swap Contracts	5
Total Assets	276,998
Liabilities
Liability for Sale Commitments, at Value (Proceeds $6,709)	6,660
Payables for Investment Securities Purchased	21,333
Payables to Vanguard	20
Options Written, at Value (Premiums Received $75)	76
Swap Premiums Received	15
Variation Margin Payable—Futures Contracts	16
Unrealized Depreciation—Forward Currency Contracts	24
Total Liabilities	28,144
Net Assets	248,854
At September 30, 2024, net assets consisted of:

Paid-in Capital	242,299
Total Distributable Earnings (Loss)	6,555
Net Assets	248,854
Net Assets
Applicable to 3,150,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	248,854
Net Asset Value Per Share	$79.00
See accompanying Notes, which are an integral part of the Financial Statements.
22

Core-Plus Bond ETF
Statement of Operations

December 6, 2023[1] to September 30, 2024
($000)
Investment Income
Income
Interest[2]	5,319
Total Income	5,319
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12
Management and Administrative	122
Marketing and Distribution	5
Custodian Fees	10
Auditing Fees	45
Shareholders' Reports and Proxy Fees	20
Trustees’ Fees and Expenses	—
Professional Services	17
Other Expenses	—
Total Expenses	231
Expenses Paid Indirectly	(2)
Expense Reduction—Note C	(14)
Net Expenses	215
Net Investment Income	5,104
Realized Net Gain (Loss)
Investment Securities Sold[2]	(41)
Futures Contracts	181
Options Purchased	(48)
Options Written	16
Swap Contracts	(32)
Forward Currency Contracts	(240)
Foreign Currencies	1
Realized Net Gain (Loss)	(163)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,974
Futures Contracts	(214)
Options Purchased	(4)
Options Written	(1)
Swap Contracts	53
Forward Currency Contracts	(8)
Foreign Currencies	(2)
Change in Unrealized Appreciation (Depreciation)	5,798
Net Increase (Decrease) in Net Assets Resulting from Operations	10,739
1	Inception.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $115,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Core-Plus Bond ETF
Statement of Changes in Net Assets

December 6, 2023[1] to September 30, 2024
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,104
Realized Net Gain (Loss)	(163)
Change in Unrealized Appreciation (Depreciation)	5,798
Net Increase (Decrease) in Net Assets Resulting from Operations	10,739
Distributions
Total Distributions	(4,176)
Capital Share Transactions
Issued	257,469
Issued in Lieu of Cash Distributions	—
Redeemed	(15,178)
Net Increase (Decrease) from Capital Share Transactions	242,291
Total Increase (Decrease)	248,854
Net Assets
Beginning of Period	—
End of Period	248,854
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Core-Plus Bond ETF
Financial Highlights
December 6, 2023[1] to September 30, 2024
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	2.988
Net Realized and Unrealized Gain (Loss) on Investments	3.408
Total from Investment Operations	6.396
Distributions
Dividends from Net Investment Income	(2.396)
Distributions from Realized Capital Gains	—
Total Distributions	(2.396)
Net Asset Value, End of Period	$79.00
Total Return	8.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$249
Ratio of Total Expenses to Average Net Assets	0.20%[3,4]
Ratio of Net Investment Income to Average Net Assets	4.77%[3]
Portfolio Turnover Rate[5,6]	472%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Includes 107% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Core-Plus Bond ETF
Notes to Financial Statements
Vanguard Core-Plus Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2024, counterparties had deposited in segregated accounts securities with a value of $43,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is
26

Core-Plus Bond ETF
mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the period ended September 30, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the period ended September 30, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 4% and 13% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net
27

Core-Plus Bond ETF
amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended September 30, 2024, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the period ended September 30, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 9% of net assets, based on the average of notional amounts at each quarter-end during the period.
28

Core-Plus Bond ETF
11. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $14,000 (0.01%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
29

Core-Plus Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	105,904	—	105,904
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,157	—	11,157
Corporate Bonds	—	79,977	—	79,977
Floating Rate Loan Interests	—	190	—	190
Sovereign Bonds	—	48,530	—	48,530
Temporary Cash Investments	6,714	3,373	—	10,087
Options Purchased	6	—	—	6
Total	6,720	249,131	—	255,851
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(6,660)	—	(6,660)

Derivative Financial Instruments
Assets
Futures Contracts[1]	25	—	—	25
Forward Currency Contracts	—	16	—	16
Swap Contracts	181[1]	5	—	186
Total	206	21	—	227
Liabilities
Options Written	(6)	(70)	—	(76)
Futures Contracts[1]	(239)	—	—	(239)
Forward Currency Contracts	—	(24)	—	(24)
Swap Contracts	(133)[1]	—	—	(133)
Total	(378)	(94)	—	(472)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  At September 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	6	—	—	6
Swap Premiums Paid	—	—	19	19
Unrealized Appreciation—Futures Contracts[1]	25	—	—	25
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	169	—	12	181
Unrealized Appreciation—Forward Currency Contracts	—	16	—	16
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	5	5
Total Assets	200	16	36	252

Options Written, at Value	(76)	—	—	(76)
Swap Premiums Received	—	—	(15)	(15)
Unrealized Depreciation—Futures Contracts[1]	(239)	—	—	(239)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(133)	—	—	(133)
Unrealized Depreciation—Forward Currency Contracts	—	(24)	—	(24)
Total Liabilities	(448)	(24)	(15)	(487)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
30

Core-Plus Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended September 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	181	—	—	181
Options Purchased	(38)	—	(10)	(48)
Options Written	16	—	—	16
Swap Contracts	6	—	(38)	(32)
Forward Currency Contracts	—	(240)	—	(240)
Realized Net Gain (Loss) on Derivatives	165	(240)	(48)	(123)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(214)	—	—	(214)
Options Purchased	(4)	—	—	(4)
Options Written	(1)	—	—	(1)
Swap Contracts	36	—	17	53
Forward Currency Contracts	—	(8)	—	(8)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(183)	(8)	17	(174)
G.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	8
Total Distributable Earnings (Loss)	(8)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,225
Undistributed Long-Term Gains	85
Net Unrealized Gains (Losses)	5,245
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	6,555
The tax character of distributions paid was as follows:
Period Ended September 30,
2024
Amount ($000)
Ordinary Income*	4,176
Long-Term Capital Gains	—
Total	4,176
*	Includes short-term capital gains, if any.
31

Core-Plus Bond ETF
As of September 30, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	250,637
Gross Unrealized Appreciation	5,580
Gross Unrealized Depreciation	(335)
Net Unrealized Appreciation (Depreciation)	5,245
H.  During the period ended September 30, 2024, the fund purchased $165,741,000 of investment securities and sold $34,880,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $772,989,000 and $676,255,000, respectively. In addition, the fund purchased and sold investment securities of $3,879,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
I.  Capital shares issued and redeemed were:
December 6, 2023[1] to September 30, 2024
Shares (000)
Issued	3,350
Issued in Lieu of Cash Distributions	—
Redeemed	(200)
Net Increase (Decrease) in Shares Outstanding	3,150
1	Inception.
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
32

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Core-Plus Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Core-Plus Bond ETF (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 6, 2023 (inception) through September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period December 6, 2023 (inception) through September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
33

Tax information (unaudited)
The fund hereby designates for the fiscal period $1,668,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal period are qualified short-term capital gains.
The fund distributed $2,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal period.
The fund hereby designates 72.1%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0220 112024
34

Financial Statements
For the year ended September 30, 2024
Vanguard Multi-Sector Income Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	31
Tax information	32

Multi-Sector Income Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.3%)
	United States Treasury Note/Bond	0.500%	5/31/27	1,200	1,107
[1]	United States Treasury Note/Bond	1.875%	2/28/27–2/15/41	2,454	2,165
	United States Treasury Note/Bond	2.250%	5/15/41	287	222
	United States Treasury Note/Bond	2.500%	2/15/45	319	244
	United States Treasury Note/Bond	2.875%	5/15/32	1,512	1,430
	United States Treasury Note/Bond	3.000%	5/15/45–8/15/48	760	619
	United States Treasury Note/Bond	3.125%	8/31/27	400	395
[2]	United States Treasury Note/Bond	3.250%	6/30/27–5/15/42	997	966
	United States Treasury Note/Bond	3.375%	8/15/42–11/15/48	473	414
	United States Treasury Note/Bond	3.625%	5/15/26–8/15/43	1,046	1,041
	United States Treasury Note/Bond	3.750%	8/15/27	1,731	1,739
	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	312	300
	United States Treasury Note/Bond	4.125%	2/15/27–8/31/30	1,550	1,582
	United States Treasury Note/Bond	4.250%	1/31/26	1,000	1,005
	United States Treasury Note/Bond	4.375%	7/31/26–8/15/43	1,620	1,654
	United States Treasury Note/Bond	4.625%	2/28/26–2/15/40	2,275	2,364
Total U.S. Government and Agency Obligations (Cost $17,025)					17,247
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
Bermuda (0.1%)
[3,4]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	246	248
United States (0.2%)
[3,4]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	200	206
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	250	259
					465
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $696)					713
Corporate Bonds (69.2%)
Argentina (0.1%)
[3]	Pampa Energia SA	7.950%	9/10/31	145	147
[3]	Pan American Energy LLC	8.500%	4/30/32	140	148
					295
Australia (0.3%)
[3]	Australia & New Zealand Banking Group Ltd.	5.204%	9/30/35	200	200
	Rio Tinto Finance USA plc	5.000%	3/9/33	50	52
[4]	Westpac Banking Corp.	2.894%	2/4/30	100	99
[4]	Westpac Banking Corp.	4.322%	11/23/31	200	199
					550
Brazil (0.8%)
[4]	Braskem Netherlands Finance BV	5.875%	1/31/50	200	157
	Petrobras Global Finance BV	8.750%	5/23/26	20	21
	Petrobras Global Finance BV	7.375%	1/17/27	940	985
[3]	Raizen Fuels Finance SA	5.700%	1/17/35	280	277
[3]	Yara International ASA	4.750%	6/1/28	25	25
[3]	Yinson Boronia Production BV	8.947%	7/31/42	200	214
					1,679
Canada (3.3%)
[3]	1011778 BC ULC	3.875%	1/15/28	380	365
[3]	1011778 BC ULC	6.125%	6/15/29	420	432
[3]	1011778 BC ULC	5.625%	9/15/29	245	249
[3]	Air Canada	3.875%	8/15/26	420	409
	Bank of Montreal	3.088%	1/10/37	95	82
[3]	Bombardier Inc.	8.750%	11/15/30	300	329
[3]	Bombardier Inc.	7.250%	7/1/31	215	228
[3]	Bombardier Inc.	7.000%	6/1/32	80	84
	Canadian Natural Resources Ltd.	2.950%	7/15/30	40	37
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Enbridge Inc.	5.700%	3/8/33	300	316
1

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Garda World Security Corp.	7.750%	2/15/28	60	62
[3]	Garda World Security Corp.	8.250%	8/1/32	420	430
[3]	Hudbay Minerals Inc.	4.500%	4/1/26	80	79
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	150	152
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	410	444
	Nutrien Ltd.	4.900%	3/27/28	25	25
	Nutrien Ltd.	4.200%	4/1/29	100	100
	Nutrien Ltd.	5.400%	6/21/34	680	704
[3]	Ontario Gaming GTA LP	8.000%	8/1/30	50	52
	Rogers Communications Inc.	5.000%	2/15/29	1,200	1,225
[4]	Royal Bank of Canada	4.900%	1/12/28	350	358
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	371	390
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	75	78
	TransCanada PipeLines Ltd.	4.250%	5/15/28	11	11
	TransCanada PipeLines Ltd.	4.100%	4/15/30	120	118
					6,768
Chile (0.2%)
[3]	Cencosud SA	5.950%	5/28/31	300	313
China (0.1%)
	NXP BV	5.000%	1/15/33	100	101
Finland (0.0%)
[3]	Amer Sports Co.	6.750%	2/16/31	55	56
France (0.4%)
[3]	Altice France SA	5.125%	7/15/29	355	249
[3]	SNF Group SACA	3.125%	3/15/27	410	390
[3]	SNF Group SACA	3.375%	3/15/30	220	198
					837
Germany (0.5%)
[3]	Daimler Truck Finance North America LLC	5.400%	9/20/28	150	155
[3]	Daimler Truck Finance North America LLC	5.500%	9/20/33	150	157
	Deutsche Bank AG	7.146%	7/13/27	150	156
	Deutsche Bank AG	5.706%	2/8/28	150	153
	Deutsche Bank AG	6.819%	11/20/29	75	81
[3]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	200	206
[3]	Volkswagen Group of America Finance LLC	6.450%	11/16/30	200	214
					1,122
Indonesia (0.1%)
[4]	Indonesia Asahan Aluminium PT	5.450%	5/15/30	210	214
Ireland (0.9%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	370	356
	AerCap Ireland Capital DAC	6.100%	1/15/27	200	207
	AerCap Ireland Capital DAC	5.750%	6/6/28	150	156
[3]	Flutter Treasury DAC	6.375%	4/29/29	130	135
[3]	GGAM Finance Ltd.	8.000%	2/15/27	375	392
[3]	GGAM Finance Ltd.	8.000%	6/15/28	235	252
[3]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	206
[3]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	209
					1,913
Israel (0.4%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	90	86
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	25	25
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	310	342
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	225	258
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	180	134
					845
Japan (1.0%)
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	207
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	207
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	44
	Nomura Holdings Inc.	5.594%	7/2/27	200	206
	Nomura Holdings Inc.	5.783%	7/3/34	250	263
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	442
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	324	337
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	50	44
2

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	300	314
					2,064
Macao (0.5%)
[3]	MGM China Holdings Ltd.	4.750%	2/1/27	150	146
[3]	MGM China Holdings Ltd.	7.125%	6/26/31	95	98
[3]	Studio City Co. Ltd.	7.000%	2/15/27	50	50
[3]	Studio City Finance Ltd.	5.000%	1/15/29	300	276
[3]	Wynn Macau Ltd.	5.625%	8/26/28	40	39
[3]	Wynn Macau Ltd.	5.125%	12/15/29	360	338
					947
Mexico (0.3%)
[3]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	610	636
Netherlands (0.2%)
[3]	Sunrise FinCo I BV	4.875%	7/15/31	280	265
[3]	Sunrise HoldCo IV BV	5.500%	1/15/28	85	85
[3]	VZ Secured Financing BV	5.000%	1/15/32	30	27
[3]	Ziggo BV	4.875%	1/15/30	140	133
					510
Norway (0.0%)
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	25	26
Poland (0.4%)
[3]	Canpack SA	3.125%	11/1/25	290	283
[3]	Canpack SA	3.875%	11/15/29	520	485
					768
Spain (0.2%)
[4]	Banco Santander SA	5.365%	7/15/28	200	205
	Banco Santander SA	6.607%	11/7/28	100	109
	Banco Santander SA	6.921%	8/8/33	50	55
					369
Switzerland (0.6%)
	Novartis Capital Corp.	4.000%	9/18/31	10	10
	UBS AG	5.000%	7/9/27	50	51
	UBS AG	7.500%	2/15/28	50	55
[3]	UBS Group AG	6.327%	12/22/27	200	208
[3]	UBS Group AG	4.282%	1/9/28	300	298
[3]	UBS Group AG	5.617%	9/13/30	260	271
[3]	UBS Group AG	4.194%	4/1/31	250	244
					1,137
Turkey (0.2%)
[3]	Sisecam UK plc	8.625%	5/2/32	400	411
United Arab Emirates (0.8%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	400	424
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	1,500	1,284
					1,708
United Kingdom (3.3%)
[3]	BAE Systems plc	5.125%	3/26/29	410	422
[3]	BAE Systems plc	5.250%	3/26/31	200	208
	Barclays plc	5.674%	3/12/28	200	205
	Barclays plc	4.837%	9/10/28	120	121
	Barclays plc	7.119%	6/27/34	230	256
	BAT Capital Corp.	3.557%	8/15/27	61	60
	BAT Capital Corp.	2.259%	3/25/28	2,070	1,925
	BAT Capital Corp.	7.750%	10/19/32	180	213
	BAT Capital Corp.	6.421%	8/2/33	485	532
	BAT International Finance plc	5.931%	2/2/29	100	106
	Diageo Capital plc	5.500%	1/24/33	100	106
[3]	Howden UK Refinance plc	7.250%	2/15/31	140	145
[3]	Howden UK Refinance plc	8.125%	2/15/32	300	308
	HSBC Holdings plc	5.887%	8/14/27	275	283
[4]	HSBC Holdings plc	2.013%	9/22/28	200	187
[3]	Lseg US Fin Corp.	4.875%	3/28/27	200	203
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	300	312
	National Grid plc	5.602%	6/12/28	70	73
[3]	NatWest Markets plc	5.416%	5/17/27	500	513
3

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Standard Chartered plc	5.688%	5/14/28	200	205
[3]	Virgin Media Finance plc	5.000%	7/15/30	200	176
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	150	144
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	140	124
					6,827
United States (54.4%)
	AbbVie Inc.	4.800%	3/15/29	735	756
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	280	286
	AEP Texas Inc.	5.450%	5/15/29	75	78
	AEP Texas Inc.	5.400%	6/1/33	50	51
	AES Corp.	5.450%	6/1/28	50	51
	AES Corp.	2.450%	1/15/31	100	87
	Agilent Technologies Inc.	4.750%	9/9/34	30	30
[3]	Albertsons Cos. Inc.	6.500%	2/15/28	200	204
	Allegion plc	3.500%	10/1/29	59	56
[3]	Alliant Energy Finance LLC	5.400%	6/6/27	250	256
[3]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	160	162
[3]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	275	279
[3]	Allison Transmission Inc.	4.750%	10/1/27	210	206
	Allstate Corp.	5.250%	3/30/33	170	177
[3]	Alpha Generation LLC	6.750%	10/15/32	40	41
[3]	AMC Networks Inc.	10.250%	1/15/29	280	288
	Ameren Corp.	5.700%	12/1/26	540	555
	Ameren Illinois Co.	4.950%	6/1/33	50	51
[3]	American Airlines Inc.	5.500%	4/20/26	73	73
[3]	American Airlines Inc.	7.250%	2/15/28	94	96
[3]	American Airlines Inc.	5.750%	4/20/29	150	150
[3]	American Airlines Inc.	8.500%	5/15/29	400	424
	American Axle & Manufacturing Inc.	5.000%	10/1/29	290	266
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	175	168
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	45	42
	American Electric Power Co. Inc.	5.200%	1/15/29	190	196
	American Express Co.	5.098%	2/16/28	120	122
	American Express Co.	5.915%	4/25/35	10	11
	American Tower Corp.	2.100%	6/15/30	50	44
	Amgen Inc.	5.150%	3/2/28	165	170
	Amgen Inc.	3.000%	2/22/29	90	86
	Amgen Inc.	5.250%	3/2/30	135	141
[3]	AmWINS Group Inc.	6.375%	2/15/29	175	179
[3]	AmWINS Group Inc.	4.875%	6/30/29	85	82
[3]	Antero Midstream Partners LP	6.625%	2/1/32	105	109
	Aon North America Inc.	5.125%	3/1/27	50	51
	Aon North America Inc.	5.150%	3/1/29	190	196
[3]	Arcosa Inc.	6.875%	8/15/32	120	126
[3]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	20	20
[3]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	435	388
	Ares Capital Corp.	5.875%	3/1/29	70	72
	Ares Capital Corp.	5.950%	7/15/29	430	442
[3]	Arsenal AIC Parent LLC	8.000%	10/1/30	140	150
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	47
	Assurant Inc.	4.900%	3/27/28	9	9
	AT&T Inc.	2.300%	6/1/27	860	821
	AT&T Inc.	2.750%	6/1/31	155	140
	AT&T Inc.	5.400%	2/15/34	58	61
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	260	250
[3]	Atkore Inc.	4.250%	6/1/31	190	174
	Atlassian Corp.	5.250%	5/15/29	50	52
	Atmos Energy Corp.	5.900%	11/15/33	50	55
	AutoZone Inc.	6.250%	11/1/28	40	43
	Avery Dennison Corp.	4.875%	12/6/28	66	67
[3]	Avient Corp.	6.250%	11/1/31	70	72
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	215	230
[3]	Axalta Coating Systems LLC	4.750%	6/15/27	160	159
[3]	B&G Foods Inc.	8.000%	9/15/28	140	146
	Ball Corp.	6.875%	3/15/28	125	129
	Ball Corp.	6.000%	6/15/29	75	78
	Ball Corp.	2.875%	8/15/30	250	222
	Ball Corp.	3.125%	9/15/31	60	53
	Bank of America Corp.	5.933%	9/15/27	450	463
4

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of America Corp.	3.970%	3/5/29	50	49
[4]	Bank of America Corp.	2.087%	6/14/29	100	92
[4]	Bank of America Corp.	4.271%	7/23/29	90	90
[4]	Bank of America Corp.	3.194%	7/23/30	100	95
	Bank of America Corp.	2.572%	10/20/32	180	158
[4]	Bank of New York Mellon Corp.	3.400%	1/29/28	40	39
	Bank of New York Mellon Corp.	4.543%	2/1/29	100	101
[4]	Bank of New York Mellon Corp.	4.975%	3/14/30	60	62
	Bank of New York Mellon Corp.	5.060%	7/22/32	120	124
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	100	108
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	26	27
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	70	79
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	200	208
	Bath & Body Works Inc.	6.875%	11/1/35	75	78
[3]	Bausch + Lomb Corp.	8.375%	10/1/28	324	343
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	300	311
	Becton Dickinson & Co.	4.693%	2/13/28	125	127
	Becton Dickinson & Co.	4.874%	2/8/29	100	102
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	90	88
[3]	Big River Steel LLC	6.625%	1/31/29	110	111
	BlackRock Funding Inc.	5.000%	3/14/34	120	125
[3]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	69	58
	Block Inc.	2.750%	6/1/26	20	19
[3]	Block Inc.	6.500%	5/15/32	380	396
	Blue Owl Capital Corp.	5.950%	3/15/29	60	61
[3]	Blue Racer Midstream LLC	7.000%	7/15/29	185	192
[3]	Blue Racer Midstream LLC	7.250%	7/15/32	85	89
	Boardwalk Pipelines LP	4.800%	5/3/29	29	29
[3]	Boeing Co.	6.298%	5/1/29	160	168
	Boeing Co.	5.150%	5/1/30	377	378
	Boeing Co.	3.625%	2/1/31	91	83
[3]	Boeing Co.	6.388%	5/1/31	170	181
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	110	118
	BorgWarner Inc.	4.950%	8/15/29	40	41
	Boyd Gaming Corp.	4.750%	12/1/27	150	149
	BP Capital Markets America Inc.	3.633%	4/6/30	45	44
[3]	Brink's Co.	6.500%	6/15/29	40	41
	Bristol-Myers Squibb Co.	3.400%	7/26/29	45	44
	Bristol-Myers Squibb Co.	5.750%	2/1/31	30	32
[5]	Broadcom Inc.	4.350%	2/15/30	140	140
	Broadcom Inc.	4.150%	11/15/30	440	433
	Broadcom Inc.	5.150%	11/15/31	170	176
[3]	Broadcom Inc.	4.150%	4/15/32	65	63
[3]	Broadcom Inc.	3.419%	4/15/33	90	82
	Brown & Brown Inc.	5.650%	6/11/34	100	105
[3]	Builders FirstSource Inc.	6.375%	3/1/34	315	327
[3]	Cable One Inc.	4.000%	11/15/30	269	214
	Cadence Design Systems Inc.	4.700%	9/10/34	60	60
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	200	190
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	30	31
[3]	Caesars Entertainment Inc.	6.500%	2/15/32	120	124
[3]	Calpine Corp.	4.500%	2/15/28	320	312
[3]	Calpine Corp.	5.125%	3/15/28	126	124
[3]	Calpine Corp.	4.625%	2/1/29	175	169
	Capital One Financial Corp.	7.149%	10/29/27	400	422
	Capital One Financial Corp.	6.312%	6/8/29	100	105
	Capital One Financial Corp.	5.700%	2/1/30	150	155
	Capital One Financial Corp.	3.273%	3/1/30	150	141
	Capital One Financial Corp.	5.884%	7/26/35	565	591
[3]	Carnival Corp.	5.750%	3/1/27	340	344
[3]	Carnival Corp.	4.000%	8/1/28	130	125
[3]	Carnival Corp.	6.000%	5/1/29	175	177
[3]	Carnival Corp.	10.500%	6/1/30	5	5
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	90	97
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	210	206
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	365	359
[3]	CCO Holdings LLC	5.000%	2/1/28	180	175
[3]	CCO Holdings LLC	5.375%	6/1/29	230	222
[3]	CCO Holdings LLC	4.750%	3/1/30	1,305	1,199
[3]	CCO Holdings LLC	4.250%	2/1/31	150	132
5

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CDW LLC	5.100%	3/1/30	160	163
	Centene Corp.	2.450%	7/15/28	240	221
	Centene Corp.	3.000%	10/15/30	90	81
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	40	42
[3]	Central Parent Inc.	7.250%	6/15/29	50	51
[3]	Central Parent LLC	8.000%	6/15/29	195	203
	Charles Schwab Corp.	5.643%	5/19/29	60	63
	Charles Schwab Corp.	6.196%	11/17/29	70	75
	Charles Schwab Corp.	6.136%	8/24/34	252	276
[3]	Chart Industries Inc.	7.500%	1/1/30	20	21
[3]	Chart Industries Inc.	9.500%	1/1/31	210	229
	Charter Communications Operating LLC	6.150%	11/10/26	500	514
	Charter Communications Operating LLC	3.750%	2/15/28	640	614
	Charter Communications Operating LLC	5.050%	3/30/29	22	22
	Chemours Co.	5.375%	5/15/27	100	98
[3]	Chemours Co.	5.750%	11/15/28	10	9
[3]	Chemours Co.	4.625%	11/15/29	540	483
	Cheniere Energy Inc.	4.625%	10/15/28	16	16
	Cheniere Energy Partners LP	4.000%	3/1/31	130	123
	Cheniere Energy Partners LP	3.250%	1/31/32	30	27
	Cheniere Energy Partners LP	5.950%	6/30/33	5	5
[3]	Churchill Downs Inc.	4.750%	1/15/28	280	275
[3]	Churchill Downs Inc.	5.750%	4/1/30	65	65
	Cisco Systems Inc.	4.950%	2/26/31	370	387
[4]	Citibank NA	5.570%	4/30/34	400	427
[4]	Citigroup Inc.	3.668%	7/24/28	140	138
	Citigroup Inc.	4.125%	7/25/28	75	74
	Citigroup Inc.	4.542%	9/19/30	200	200
[3]	Civitas Resources Inc.	8.375%	7/1/28	205	214
[3]	Civitas Resources Inc.	8.625%	11/1/30	225	239
[3]	Civitas Resources Inc.	8.750%	7/1/31	75	80
[3]	Clarios Global LP	6.250%	5/15/26	80	80
[3]	Clarios Global LP	8.500%	5/15/27	275	276
[3]	Clean Harbors Inc.	4.875%	7/15/27	80	79
[3]	Clean Harbors Inc.	6.375%	2/1/31	20	20
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	360	353
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	140	128
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	124	112
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/30	100	102
[3]	Cleveland-Cliffs Inc.	7.000%	3/15/32	340	344
[3]	Cloud Software Group Inc.	6.500%	3/31/29	115	114
[3]	Cloud Software Group Inc.	9.000%	9/30/29	160	163
[3]	Cloud Software Group Inc.	8.250%	6/30/32	385	402
[3]	CNX Resources Corp.	6.000%	1/15/29	140	141
[3]	CNX Resources Corp.	7.375%	1/15/31	15	16
[3]	CNX Resources Corp.	7.250%	3/1/32	180	189
	Coca-Cola Co.	4.650%	8/14/34	75	77
[3]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	75	77
	Comcast Corp.	5.300%	6/1/34	400	421
[3]	Community Health Systems Inc.	5.625%	3/15/27	150	148
[3]	Community Health Systems Inc.	10.875%	1/15/32	365	402
	Conagra Brands Inc.	5.300%	10/1/26	55	56
	Constellation Brands Inc.	2.250%	8/1/31	50	43
	Corebridge Financial Inc.	3.650%	4/5/27	60	59
	Corebridge Financial Inc.	3.850%	4/5/29	10	10
	Corebridge Financial Inc.	3.900%	4/5/32	60	56
	Cotiviti Corp.	7.625%	5/1/31	115	116
[3]	Coty Inc.	4.750%	1/15/29	100	98
[3]	Coty Inc.	6.625%	7/15/30	250	260
[3]	CSC Holdings LLC	11.750%	1/31/29	95	92
[3]	CSC Holdings LLC	4.125%	12/1/30	180	131
[3]	CSC Holdings LLC	3.375%	2/15/31	25	18
[3]	CSC Holdings LLC	4.500%	11/15/31	175	127
	CubeSmart LP	2.500%	2/15/32	45	39
	CVS Health Corp.	4.300%	3/25/28	93	93
	CVS Health Corp.	3.250%	8/15/29	45	43
	CVS Health Corp.	5.300%	6/1/33	200	204
	Dana Inc.	4.250%	9/1/30	80	72
	Dana Inc.	4.500%	2/15/32	55	49
[3]	DaVita Inc.	3.750%	2/15/31	220	198
6

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	DaVita Inc.	6.875%	9/1/32	195	201
	Dell International LLC	4.900%	10/1/26	325	329
	Dell International LLC	5.400%	4/15/34	17	18
[3]	Delta Air Lines Inc.	4.750%	10/20/28	467	466
[3]	Diamond Foreign Asset Co.	8.500%	10/1/30	285	298
	Diamondback Energy Inc.	5.200%	4/18/27	295	301
	Diamondback Energy Inc.	3.125%	3/24/31	5	5
[3]	Directv Financing LLC	5.875%	8/15/27	95	93
[3]	DISH Network Corp.	11.750%	11/15/27	334	350
[3]	DT Midstream Inc.	4.125%	6/15/29	460	440
[3]	DT Midstream Inc.	4.375%	6/15/31	400	379
[4]	DTE Energy Co.	3.400%	6/15/29	50	48
	Duke Energy Corp.	5.000%	12/8/27	10	10
	Duke Energy Progress LLC	3.400%	4/1/32	50	47
	Eastman Chemical Co.	4.500%	12/1/28	34	34
	Eastman Chemical Co.	5.000%	8/1/29	295	302
[3]	Element Solutions Inc.	3.875%	9/1/28	245	233
	Elevance Health Inc.	5.150%	6/15/29	70	73
	Elevance Health Inc.	5.375%	6/15/34	400	420
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	130	139
[3]	Energizer Holdings Inc.	4.750%	6/15/28	322	313
[3]	Energizer Holdings Inc.	4.375%	3/31/29	70	66
	Energy Transfer LP	4.400%	3/15/27	70	70
[4]	Energy Transfer LP	5.500%	6/1/27	164	168
	Energy Transfer LP	5.250%	4/15/29	70	72
	Energy Transfer LP	6.400%	12/1/30	165	180
	Energy Transfer LP	5.750%	2/15/33	40	42
[3]	Entegris Inc.	4.375%	4/15/28	115	111
[3]	Entegris Inc.	4.750%	4/15/29	55	54
[3]	Entegris Inc.	5.950%	6/15/30	250	255
	Enterprise Products Operating LLC	2.800%	1/31/30	160	149
[3]	EQM Midstream Partners LP	7.500%	6/1/27	50	52
	EQM Midstream Partners LP	5.500%	7/15/28	80	81
[3]	EQM Midstream Partners LP	7.500%	6/1/30	150	165
[3]	EQM Midstream Partners LP	4.750%	1/15/31	275	266
	EQT Corp.	3.900%	10/1/27	23	23
[3]	ERAC USA Finance LLC	4.600%	5/1/28	80	81
	ERP Operating LP	2.500%	2/15/30	40	37
	Essential Utilities Inc.	4.800%	8/15/27	835	846
	Exelon Corp.	5.150%	3/15/28	60	62
	Exelon Corp.	3.350%	3/15/32	80	74
	Extra Space Storage LP	5.900%	1/15/31	130	138
	Fifth Third Bancorp	3.950%	3/14/28	100	99
	Fifth Third Bancorp	4.055%	4/25/28	586	579
	Fifth Third Bancorp	6.339%	7/27/29	100	106
	Fifth Third Bancorp	4.895%	9/6/30	130	132
	Fifth Third Bancorp	5.631%	1/29/32	120	125
[3]	FirstEnergy Transmission LLC	2.866%	9/15/28	80	76
[3]	FirstEnergy Transmission LLC	5.000%	1/15/35	200	203
	Fiserv Inc.	4.750%	3/15/30	500	509
[3]	Focus Financial Partners LLC	6.750%	9/15/31	165	166
	Ford Motor Co.	9.625%	4/22/30	5	6
	Ford Motor Credit Co. LLC	2.700%	8/10/26	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	110	106
	Ford Motor Credit Co. LLC	6.800%	5/12/28	320	335
	Ford Motor Credit Co. LLC	7.200%	6/10/30	95	102
[3]	Fortrea Holdings Inc.	7.500%	7/1/30	45	45
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	205	203
	Frontier Communications Holdings LLC	5.875%	11/1/29	75	74
[3]	Frontier Communications Holdings LLC	6.000%	1/15/30	200	200
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	290	313
[3]	Garrett Motion Holdings Inc.	7.750%	5/31/32	90	92
[3]	Gates Corp.	6.875%	7/1/29	110	114
	GATX Corp.	3.250%	9/15/26	34	33
	GATX Corp.	4.550%	11/7/28	7	7
	GATX Corp.	4.700%	4/1/29	17	17
	GE HealthCare Technologies Inc.	5.650%	11/15/27	250	260
	GE HealthCare Technologies Inc.	4.800%	8/14/29	50	51
	General Motors Financial Co. Inc.	4.350%	1/17/27	275	274
	General Motors Financial Co. Inc.	5.000%	4/9/27	125	126
7

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.350%	7/15/27	45	46
	General Motors Financial Co. Inc.	3.850%	1/5/28	50	49
	General Motors Financial Co. Inc.	2.400%	10/15/28	535	489
	General Motors Financial Co. Inc.	5.550%	7/15/29	165	170
	General Motors Financial Co. Inc.	5.850%	4/6/30	120	125
	General Motors Financial Co. Inc.	5.750%	2/8/31	165	171
	General Motors Financial Co. Inc.	6.400%	1/9/33	60	64
[3]	Genesee & Wyoming Inc.	6.250%	4/15/32	170	175
	Genesis Energy LP	8.250%	1/15/29	300	311
	Genesis Energy LP	7.875%	5/15/32	65	66
	Georgia Power Co.	3.250%	3/30/27	100	98
	Georgia Power Co.	4.700%	5/15/32	20	20
	Georgia Power Co.	4.950%	5/17/33	122	125
[3]	Georgia-Pacific LLC	2.300%	4/30/30	50	45
[3]	Global Atlantic Fin Co.	7.950%	6/15/33	230	263
	Global Payments Inc.	2.150%	1/15/27	40	38
	Global Payments Inc.	5.400%	8/15/32	150	154
	Goldman Sachs Group Inc.	5.727%	4/25/30	275	289
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	162	162
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	250	230
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	95	86
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	250	220
[3]	Graphic Packaging International LLC	4.750%	7/15/27	150	149
[3]	Graphic Packaging International LLC	3.750%	2/1/30	150	140
	Haleon US Capital LLC	3.625%	3/24/32	15	14
[3]	Hanesbrands Inc.	9.000%	2/15/31	275	297
[3]	Hawaiian Brand Intellectual Property Ltd.	11.000%	4/15/29	595	597
	HCA Inc.	5.450%	4/1/31	165	172
	HCA Inc.	3.625%	3/15/32	100	92
	Helmerich & Payne Inc.	2.900%	9/29/31	30	26
[3]	Herc Holdings Inc.	6.625%	6/15/29	105	109
	Hess Corp.	7.875%	10/1/29	55	63
	Hess Corp.	7.300%	8/15/31	5	6
[3]	Hess Midstream Operations LP	6.500%	6/1/29	120	124
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	505	500
	Highwoods Realty LP	7.650%	2/1/34	108	124
	Hillenbrand Inc.	6.250%	2/15/29	150	153
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	625	637
	Honeywell International Inc.	4.700%	2/1/30	500	514
[3]	HUB International Ltd.	7.250%	6/15/30	50	52
[3]	HUB International Ltd.	7.375%	1/31/32	155	160
	Huntington Bancshares Inc.	5.023%	5/17/33	35	35
	Hyatt Hotels Corp.	5.250%	6/30/29	5	5
	Idaho Power Co.	5.200%	8/15/34	60	62
[3]	Imola Merger Corp.	4.750%	5/15/29	410	400
	Ingersoll Rand Inc.	5.197%	6/15/27	30	31
	Ingersoll Rand Inc.	5.176%	6/15/29	30	31
	Ingersoll Rand Inc.	5.450%	6/15/34	20	21
	Intel Corp.	4.875%	2/10/28	80	81
	Intel Corp.	4.150%	8/5/32	120	114
	Intel Corp.	5.200%	2/10/33	30	30
	Intercontinental Exchange Inc.	2.100%	6/15/30	40	36
	Intercontinental Exchange Inc.	5.250%	6/15/31	100	105
[3]	ITC Holdings Corp.	4.950%	9/22/27	370	375
	Jacobs Engineering Group Inc.	5.900%	3/1/33	100	105
[3]	JBS USA Holding Lux Sarl	6.750%	3/15/34	52	58
[3]	JetBlue Airways Corp.	9.875%	9/20/31	290	305
	JPMorgan Chase & Co.	1.578%	4/22/27	150	144
	JPMorgan Chase & Co.	1.470%	9/22/27	187	177
	JPMorgan Chase & Co.	5.571%	4/22/28	100	103
	JPMorgan Chase & Co.	4.323%	4/26/28	50	50
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	200	196
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	22	21
	JPMorgan Chase & Co.	4.979%	7/22/28	447	456
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	50	49
	JPMorgan Chase & Co.	5.012%	1/23/30	270	277
	JPMorgan Chase & Co.	1.953%	2/4/32	228	196
	JPMorgan Chase & Co.	4.586%	4/26/33	5	5
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	225	218
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	150	137
8

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	KB Home	7.250%	7/15/30	30	31
[3]	KeHE Distributors LLC	9.000%	2/15/29	440	458
	Kenvue Inc.	5.000%	3/22/30	60	63
	Keurig Dr Pepper Inc.	3.200%	5/1/30	50	47
	Keurig Dr Pepper Inc.	5.300%	3/15/34	60	63
[3]	Kinetik Holdings LP	6.625%	12/15/28	250	260
[3]	Kinetik Holdings LP	5.875%	6/15/30	15	15
	Kraft Heinz Foods Co.	3.750%	4/1/30	159	155
	Kroger Co.	4.700%	8/15/26	200	201
	Kroger Co.	5.000%	9/15/34	115	116
	Kyndryl Holdings Inc.	6.350%	2/20/34	40	43
	L3Harris Technologies Inc.	5.250%	6/1/31	160	167
	Laboratory Corp. of America Holdings	4.550%	4/1/32	15	15
[3]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	100	100
[3]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	110	107
[3]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	350	371
	Lamar Media Corp.	3.750%	2/15/28	200	192
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	603	566
[3]	Level 3 Financing Inc.	4.250%	7/1/28	120	96
[3]	Level 3 Financing Inc.	3.875%	11/15/29	100	65
[3]	Level 3 Financing Inc.	10.500%	5/15/30	255	276
[3]	LifePoint Health Inc.	11.000%	10/15/30	305	345
[3]	Lithia Motors Inc.	4.625%	12/15/27	70	68
[3]	Lithia Motors Inc.	3.875%	6/1/29	200	187
[3]	Lithia Motors Inc.	4.375%	1/15/31	80	75
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	85	85
[3]	Live Nation Entertainment Inc.	5.625%	3/15/26	120	120
[3]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	112
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	150	144
	Lockheed Martin Corp.	5.250%	1/15/33	229	244
	LPL Holdings Inc.	6.750%	11/17/28	140	151
	M&T Bank Corp.	4.553%	8/16/28	300	300
	M&T Bank Corp.	7.413%	10/30/29	161	176
	M&T Bank Corp.	6.082%	3/13/32	100	106
	Marathon Oil Corp.	5.300%	4/1/29	110	114
	Marriott International Inc.	4.875%	5/15/29	50	51
[3]	Match Group Holdings II LLC	4.625%	6/1/28	172	167
[3]	Match Group Holdings II LLC	5.625%	2/15/29	15	15
[3]	Match Group Holdings II LLC	4.125%	8/1/30	8	8
[3]	McAfee Corp.	7.375%	2/15/30	185	181
[3]	Medline Borrower LP	3.875%	4/1/29	155	147
[3]	Medline Borrower LP	6.250%	4/1/29	270	278
[3]	Medline Borrower LP	5.250%	10/1/29	100	98
	Meta Platforms Inc.	4.550%	8/15/31	155	158
	Meta Platforms Inc.	4.750%	8/15/34	270	276
	MGM Resorts International	6.500%	4/15/32	665	677
[3]	Michaels Cos. Inc.	5.250%	5/1/28	65	48
[3]	Midcontinent Communications	8.000%	8/15/32	545	555
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	866	877
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	80	83
	Mondelez International Inc.	2.750%	4/13/30	28	26
	Morgan Stanley	2.475%	1/21/28	100	96
[4]	Morgan Stanley	5.652%	4/13/28	160	165
[4]	Morgan Stanley	3.591%	7/22/28	100	98
	Morgan Stanley	5.123%	2/1/29	50	51
[4]	Morgan Stanley	5.164%	4/20/29	300	308
	Morgan Stanley	5.173%	1/16/30	560	577
[4]	Morgan Stanley	1.794%	2/13/32	25	21
	Morgan Stanley	4.889%	7/20/33	50	51
	Morgan Stanley	5.466%	1/18/35	50	52
	Morgan Stanley	5.297%	4/20/37	40	40
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	250	258
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	822	840
	MPT Operating Partnership LP	5.250%	8/1/26	150	143
	MPT Operating Partnership LP	3.500%	3/15/31	75	55
	Nasdaq Inc.	5.350%	6/28/28	250	260
[3]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	400	407
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	60	58
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	75	78
	Navient Corp.	4.875%	3/15/28	58	56
9

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Navient Corp.	9.375%	7/25/30	235	261
[3]	NCL Corp. Ltd.	5.875%	2/15/27	215	216
[3]	NCL Corp. Ltd.	8.125%	1/15/29	20	21
[3]	NCL Corp. Ltd.	7.750%	2/15/29	35	37
[3]	NCL Finance Ltd.	6.125%	3/15/28	150	153
	Netflix Inc.	5.875%	11/15/28	458	488
	Netflix Inc.	4.900%	8/15/34	260	269
	Newell Brands Inc.	5.700%	4/1/26	50	50
	Newell Brands Inc.	6.375%	9/15/27	204	207
	Newell Brands Inc.	6.625%	9/15/29	121	122
	Newell Brands Inc.	6.875%	4/1/36	50	48
	Newell Brands Inc.	7.000%	4/1/46	375	336
	Newmont Corp.	2.800%	10/1/29	150	141
[3]	News Corp.	3.875%	5/15/29	345	326
[3]	Nexstar Media Inc.	5.625%	7/15/27	235	233
[3]	Nexstar Media Inc.	4.750%	11/1/28	120	114
	NiSource Inc.	5.250%	3/30/28	30	31
	NiSource Inc.	5.200%	7/1/29	205	212
	NiSource Inc.	5.400%	6/30/33	20	21
	NNN REIT Inc.	5.600%	10/15/33	50	52
[3]	Noble Finance II LLC	8.000%	4/15/30	230	237
[3]	Novelis Corp.	3.250%	11/15/26	200	193
[3]	Novelis Corp.	4.750%	1/30/30	61	59
[3]	Novelis Corp.	3.875%	8/15/31	171	156
	Nucor Corp.	3.125%	4/1/32	10	9
	Occidental Petroleum Corp.	6.625%	9/1/30	50	54
	Occidental Petroleum Corp.	6.125%	1/1/31	25	26
	Occidental Petroleum Corp.	5.375%	1/1/32	135	137
	Occidental Petroleum Corp.	5.550%	10/1/34	165	168
	Occidental Petroleum Corp.	6.600%	3/15/46	10	11
	OGE Energy Corp.	5.450%	5/15/29	80	83
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	165	157
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	230	246
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	140	135
[3]	Olympus Water US Holding Corp.	7.250%	6/15/31	250	260
	OneMain Finance Corp.	3.500%	1/15/27	440	420
	OneMain Finance Corp.	3.875%	9/15/28	75	70
	OneMain Finance Corp.	9.000%	1/15/29	100	106
	OneMain Finance Corp.	7.125%	11/15/31	310	314
	ONEOK Inc.	5.550%	11/1/26	40	41
	ONEOK Inc.	5.800%	11/1/30	55	59
[4]	Oracle Corp.	4.200%	9/27/29	771	769
	Oracle Corp.	6.250%	11/9/32	50	55
[3]	Organon & Co.	4.125%	4/30/28	251	241
[3]	Organon & Co.	5.125%	4/30/31	10	9
[3]	Organon & Co.	6.750%	5/15/34	70	72
[3]	Organon & Co.	7.875%	5/15/34	25	26
[3]	Outfront Media Capital LLC	4.250%	1/15/29	210	200
[3]	Outfront Media Capital LLC	7.375%	2/15/31	300	320
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	195	200
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	220	225
	Pacific Gas & Electric Co.	2.100%	8/1/27	190	178
	Pacific Gas & Electric Co.	6.950%	3/15/34	60	68
[3]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	140	135
[3]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	100	96
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	135	142
	Paramount Global	2.900%	1/15/27	24	23
	Paramount Global	4.950%	1/15/31	298	282
	Paramount Global	4.375%	3/15/43	75	56
	Paramount Global	6.375%	3/30/62	150	138
[3]	Park Intermediate Holdings LLC	7.000%	2/1/30	140	145
	Parker-Hannifin Corp.	3.250%	6/14/29	300	288
[3]	Pattern Energy Operations LP	4.500%	8/15/28	245	237
[3,5]	Pebblebrook Hotel LP	6.375%	10/15/29	45	45
[3]	Penn Entertainment Inc.	4.125%	7/1/29	140	128
[3]	PennyMac Financial Services Inc.	7.875%	12/15/29	250	266
[3]	Performance Food Group Inc.	5.500%	10/15/27	70	70
[3]	Performance Food Group Inc.	4.250%	8/1/29	160	152
[3]	Performance Food Group Inc.	6.125%	9/15/32	155	159
[3]	Permian Resources Operating LLC	5.875%	7/1/29	85	85
10

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Permian Resources Operating LLC	9.875%	7/15/31	25	28
[3]	Permian Resources Operating LLC	7.000%	1/15/32	265	276
[3]	Permian Resources Operating LLC	6.250%	2/1/33	400	406
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	25	26
	Philip Morris International Inc.	5.125%	11/17/27	20	21
	Philip Morris International Inc.	4.875%	2/15/28	50	51
	Philip Morris International Inc.	4.875%	2/13/29	220	226
	Philip Morris International Inc.	5.625%	11/17/29	20	21
	Philip Morris International Inc.	5.125%	2/15/30	50	52
	Philip Morris International Inc.	5.500%	9/7/30	5	5
	Philip Morris International Inc.	5.750%	11/17/32	20	21
	Phillips 66 Co.	5.250%	6/15/31	85	88
[3]	Phinia Inc.	6.625%	10/15/32	210	212
	Pioneer Natural Resources Co.	1.900%	8/15/30	100	88
	Pioneer Natural Resources Co.	2.150%	1/15/31	60	53
	PNC Financial Services Group Inc.	6.615%	10/20/27	90	94
	PNC Financial Services Group Inc.	5.582%	6/12/29	150	156
	PNC Financial Services Group Inc.	5.492%	5/14/30	420	439
	PNC Financial Services Group Inc.	6.037%	10/28/33	250	270
	PNC Financial Services Group Inc.	5.068%	1/24/34	10	10
	PNC Financial Services Group Inc.	6.875%	10/20/34	100	115
	PNC Financial Services Group Inc.	5.676%	1/22/35	175	186
[3]	Post Holdings Inc.	5.500%	12/15/29	82	81
[3]	Post Holdings Inc.	6.250%	2/15/32	220	227
[3]	Post Holdings Inc.	6.375%	3/1/33	560	569
[3,5]	Post Holdings Inc.	6.250%	10/15/34	75	76
	Prudential Financial Inc.	6.500%	3/15/54	50	54
	Public Storage Operating Co.	1.950%	11/9/28	100	92
	Quest Diagnostics Inc.	4.200%	6/30/29	50	50
	Quest Diagnostics Inc.	4.625%	12/15/29	960	972
	Range Resources Corp.	8.250%	1/15/29	350	362
	Realty Income Corp.	2.200%	6/15/28	192	178
	Realty Income Corp.	2.700%	2/15/32	45	40
	Regions Financial Corp.	5.722%	6/6/30	220	228
	Republic Services Inc.	5.000%	4/1/34	40	41
	Revvity Inc.	3.300%	9/15/29	69	65
[3]	RHP Hotel Properties LP	6.500%	4/1/32	150	155
[3]	Rocket Mortgage LLC	3.625%	3/1/29	250	235
[3]	Rocket Software Inc.	9.000%	11/28/28	255	266
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	200	192
[3]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	245	248
	RTX Corp.	5.750%	11/8/26	500	516
	RTX Corp.	2.250%	7/1/30	250	224
[3]	Ryan Specialty LLC	5.875%	8/1/32	195	198
	Ryder System Inc.	6.600%	12/1/33	125	140
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	40	40
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	565	564
	Sabra Health Care LP	3.200%	12/1/31	30	26
	Sally Holdings LLC	6.750%	3/1/32	25	26
	Santander Holdings USA Inc.	6.499%	3/9/29	10	10
	SBA Communications Corp.	3.875%	2/15/27	200	195
	SBA Communications Corp.	3.125%	2/1/29	100	93
[3]	Schlumberger Holdings Corp.	5.000%	5/29/27	230	235
[3]	Scripps Escrow Inc.	5.875%	7/15/27	85	74
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	470	350
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	15	9
	Seagate HDD Cayman	8.250%	12/15/29	55	60
	Seagate HDD Cayman	8.500%	7/15/31	40	44
[3]	Sealed Air Corp.	4.000%	12/1/27	380	367
[3]	Sealed Air Corp.	6.125%	2/1/28	55	56
[3]	Sealed Air Corp.	5.000%	4/15/29	255	251
[3]	Sealed Air Corp.	7.250%	2/15/31	300	318
[3]	Sensata Technologies Inc.	6.625%	7/15/32	135	141
	Service Corp. International	3.375%	8/15/30	380	344
[3]	Shift4 Payments LLC	6.750%	8/15/32	60	63
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	200	189
[3]	Six Flags Entertainment Corp.	6.625%	5/1/32	130	135
	Southern California Edison Co.	5.200%	6/1/34	120	125
[4]	Southern Co.	3.700%	4/30/30	75	73
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	202	219
11

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	560	625
	Sprint Capital Corp.	6.875%	11/15/28	210	229
	Sprint Capital Corp.	8.750%	3/15/32	200	248
[3]	SS&C Technologies Inc.	5.500%	9/30/27	95	95
[3]	Star Parent Inc.	9.000%	10/1/30	175	188
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	200	210
[3,5]	Starwood Property Trust Inc.	6.000%	4/15/30	205	205
	State Street Corp.	4.530%	2/20/29	80	81
	Stryker Corp.	4.625%	9/11/34	15	15
[3]	Summit Materials LLC	7.250%	1/15/31	150	159
[3]	Sunoco LP	7.000%	9/15/28	175	182
	Take-Two Interactive Software Inc.	3.700%	4/14/27	10	10
[3]	Tallgrass Energy Partners LP	7.375%	2/15/29	665	672
[3]	Tallgrass Energy Partners LP	6.000%	12/31/30	195	185
	Tapestry Inc.	7.350%	11/27/28	100	105
	Targa Resources Corp.	5.200%	7/1/27	35	36
	Targa Resources Corp.	6.150%	3/1/29	105	112
	Targa Resources Corp.	6.125%	3/15/33	45	48
	Targa Resources Corp.	6.500%	3/30/34	105	116
	Targa Resources Partners LP	4.000%	1/15/32	8	8
	Teledyne Technologies Inc.	2.750%	4/1/31	20	18
	Tenet Healthcare Corp.	5.125%	11/1/27	100	100
	Tenet Healthcare Corp.	6.125%	10/1/28	196	198
	Tenet Healthcare Corp.	4.250%	6/1/29	40	39
	Tenet Healthcare Corp.	6.750%	5/15/31	315	329
[3,5]	Terex Corp.	6.250%	10/15/32	118	118
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	95	99
	T-Mobile USA Inc.	2.625%	2/15/29	153	143
	T-Mobile USA Inc.	3.375%	4/15/29	100	96
	T-Mobile USA Inc.	3.875%	4/15/30	115	112
[3]	TopBuild Corp.	3.625%	3/15/29	125	116
	Toyota Motor Credit Corp.	5.100%	3/21/31	195	203
[3]	TransDigm Inc.	6.750%	8/15/28	615	634
[3]	TransDigm Inc.	6.375%	3/1/29	234	241
[3]	TransDigm Inc.	6.875%	12/15/30	80	84
[3]	TransDigm Inc.	7.125%	12/1/31	200	212
[3]	TransDigm Inc.	6.625%	3/1/32	8	8
[3]	TransDigm Inc.	6.000%	1/15/33	270	274
[3]	Transocean Inc.	8.250%	5/15/29	60	59
[3]	Transocean Inc.	8.750%	2/15/30	459	479
[3]	Transocean Inc.	8.500%	5/15/31	235	234
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	35	36
[3]	Triumph Group Inc.	9.000%	3/15/28	154	161
[4]	Truist Financial Corp.	7.161%	10/30/29	60	66
[4]	Truist Financial Corp.	6.123%	10/28/33	15	16
	Uber Technologies Inc.	4.300%	1/15/30	15	15
	Uber Technologies Inc.	4.800%	9/15/34	20	20
[3]	UKG Inc.	6.875%	2/1/31	165	171
[3]	United Airlines Inc.	4.375%	4/15/26	358	353
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	136	139
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	340	340
	UnitedHealth Group Inc.	4.950%	1/15/32	200	207
	UnitedHealth Group Inc.	5.350%	2/15/33	20	21
[3]	Univision Communications Inc.	8.000%	8/15/28	135	138
[3]	Univision Communications Inc.	7.375%	6/30/30	230	222
[3]	Univision Communications Inc.	8.500%	7/31/31	395	396
	US Bancorp	5.384%	1/23/30	60	62
	US Bancorp	4.839%	2/1/34	250	250
	US Bancorp	5.836%	6/12/34	100	107
	US Bancorp	5.678%	1/23/35	165	175
[3]	US Foods Inc.	6.875%	9/15/28	15	16
[3]	US Foods Inc.	4.750%	2/15/29	337	329
[3,5]	US Foods Inc.	5.750%	4/15/33	115	115
[3]	USI Inc.	7.500%	1/15/32	135	140
[3]	Vail Resorts Inc.	6.500%	5/15/32	575	601
[3]	Valaris Ltd.	8.375%	4/30/30	505	520
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	250	236
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	155	162
[3]	Venture Global LNG Inc.	8.125%	6/1/28	95	99
[3]	Venture Global LNG Inc.	9.500%	2/1/29	635	714
12

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Venture Global LNG Inc.	7.000%	1/15/30	115	118
[3]	Venture Global LNG Inc.	8.375%	6/1/31	60	63
[3]	Venture Global LNG Inc.	9.875%	2/1/32	180	200
	Veralto Corp.	5.500%	9/18/26	230	235
	Verizon Communications Inc.	1.680%	10/30/30	50	43
	Verizon Communications Inc.	6.400%	9/15/33	400	446
[3]	Victra Holdings LLC	8.750%	9/15/29	10	11
[3]	Viper Energy Inc.	7.375%	11/1/31	85	90
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	90	85
	Virginia Electric & Power Co.	5.300%	8/15/33	400	417
	Virginia Electric & Power Co.	5.000%	1/15/34	200	205
[3]	Vistra Operations Co. LLC	5.125%	5/13/25	10	10
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	130	130
[3]	Vistra Operations Co. LLC	5.000%	7/31/27	80	79
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	205	198
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	125	135
[3]	Vistra Operations Co. LLC	6.875%	4/15/32	85	89
[3]	Vital Energy Inc.	7.750%	7/31/29	180	179
[3]	Vital Energy Inc.	7.875%	4/15/32	265	257
	VMware LLC	1.800%	8/15/28	30	27
	VMware LLC	4.700%	5/15/30	161	162
	VMware LLC	2.200%	8/15/31	60	52
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	185	185
	Warnermedia Holdings Inc.	3.755%	3/15/27	16	15
	Warnermedia Holdings Inc.	4.054%	3/15/29	205	194
	Warnermedia Holdings Inc.	4.279%	3/15/32	50	44
[3]	Watco Cos. LLC	7.125%	8/1/32	60	63
[3,5]	Wayfair LLC	7.250%	10/31/29	90	92
[4]	Wells Fargo & Co.	4.100%	6/3/26	100	100
[4]	Wells Fargo & Co.	2.393%	6/2/28	155	147
[4]	Wells Fargo & Co.	5.574%	7/25/29	110	114
	Wells Fargo & Co.	5.389%	4/24/34	125	130
[4]	Wells Fargo & Co.	5.557%	7/25/34	70	73
	Wells Fargo & Co.	6.491%	10/23/34	100	112
	Wells Fargo & Co.	5.499%	1/23/35	50	52
[3]	WESCO Distribution Inc.	6.375%	3/15/29	200	207
[3]	WESCO Distribution Inc.	6.625%	3/15/32	160	167
	Weyerhaeuser Co.	6.950%	10/1/27	17	18
	Williams Cos. Inc.	4.900%	3/15/29	625	635
[3]	WMG Acquisition Corp.	3.750%	12/1/29	370	348
[3]	WR Grace Holdings LLC	5.625%	8/15/29	265	249
[3]	WR Grace Holdings LLC	7.375%	3/1/31	325	340
	WRKCo Inc.	3.375%	9/15/27	100	97
	WRKCo Inc.	4.000%	3/15/28	25	25
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	300	289
					112,295
Zambia (0.2%)
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	305	323
Total Corporate Bonds (Cost $137,924)					142,714
Floating Rate Loan Interests (1.8%)
Canada (0.0%)
[6]	1011778 B.C. Unlimited Liability Co. First Lien B-5 Term Loan, TSFR1M + 1.750%	6.595%	9/20/30	15	15
United States (1.8%)
[6]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	10.294%	4/20/28	461	473
[6]	Alpha Generation LLC First Lien Term Loan B, TSFR12M + 2.750%	6.947%	9/19/31	55	55
[6]	AmWINS Group Inc. First Lien Term Loan, TSFR1M + 2.250%	7.210%	2/21/28	45	45
[6]	Asurion LLC First Lien B-11 Term Loan, TSFR1M + 4.250%	9.195%	8/21/28	198	195
[6]	Bausch & Lomb Inc. First Lien Initial Term Loan, TSFR1M + 3.250%	8.270%	5/10/27	85	84
[6]	Bausch Health Cos. Inc. First Lien Second Amendment Term Loan, TSFR1M + 5.250%	10.195%	2/1/27	49	47
[6]	Boost Newco Borrower LLC First Lien Initial Term Loan, TSFR3M + 3.000%	8.335%	1/31/31	10	10
[6]	Central Parent LLC First Lien Term Loan, TSFR3M + 3.250%	7.854%	7/6/29	100	99
[6]	Chemours Co. First Lien Term Loan B, TSFR1M + 3.500%	8.345%	8/18/28	165	164
[6]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 4.000%	8.604%	3/30/29	25	25
[6]	Cotiviti Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	8.451%	5/1/31	50	50
[6]	Endo Finance Holdings Inc. First Lien Initial Term Loan, TSFR3M + 4.500%	9.783%	4/9/31	280	280
[6]	First Student Bidco Inc. First Lien Incremental Term Loan B, TSFR3M + 3.000%	7.704%	7/21/28	35	35
[6]	First Student Bidco Inc. First Lien Initial Term Loan B, TSFR3M + 3.000%	7.865%	7/21/28	395	395
13

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	First Student Bidco Inc. First Lien Initial Term Loan C, TSFR3M + 3.000%	7.865%	7/21/28	122	122
[6]	Frontier Communications Holdings LLC First Lien Term Loan, TSFR6M + 3.500%	8.763%	7/1/31	55	55
[6]	Grant Thornton Advisors LLC First Lien Initial Term Loan, TSFR1M + 3.250%	8.095%	5/31/31	95	95
[6]	Hub International Ltd. First Lien Incremental Term Loan, TSFR3M + 3.000%	8.255%	6/20/30	70	69
[6]	McAfee Corp. First Lien Tranche B-1 Term Loan, TSFR1M + 3.250%	8.451%	3/1/29	187	187
[6]	Medline Borrower LP First Lien Initial Term Loan, TSFR1M + 2.750%	7.595%	10/23/28	72	72
[6]	MITER Brands Acquisition Holdco Inc. First Lien Incremental Term Loan, TSFR1M + 3.500%	8.345%	3/28/31	20	20
[6]	NCR Atleos LLC First Lien Term Loan B, TSFR3M + 4.750%	10.102%	3/22/29	84	85
[6]	SBA Senior Finance II LLC First Lien Term Loan B, TSFR1M + 2.000%	6.845%	1/27/31	170	170
[6]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR3M + 3.000%	8.252%	7/31/31	195	195
[6]	SkyMiles IP Ltd. First Lien Initial Term Loan, TSFR3M + 3.750%	9.032%	10/20/27	30	30
[6]	Star Parent Inc. First Lien Term Loan, TSFR3M + 3.750%	9.085%	9/27/30	234	228
[6]	Truist Insurance Holdings Inc. Second Lien Initial Term Loan, TSFR3M + 4.750%	9.354%	5/6/32	220	223
[6]	United Airlines Inc. First Lien Term Loan B, TSFR3M + 2.750%	8.033%	2/22/31	30	30
[6]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	6.595%	5/24/30	88	88
					3,626
Total Floating Rate Loan Interests (Cost $3,610)					3,641
Sovereign Bonds (18.4%)
Angola (0.1%)
[4]	Republic of Angola	9.125%	11/26/49	200	166
Argentina (0.7%)
[4]	Argentine Republic	0.750%	7/9/30	1,166	706
[4]	Argentine Republic	5.000%	1/9/38	885	465
[4]	Argentine Republic	3.500%	7/9/41	165	75
[4]	Argentine Republic	4.125%	7/9/46	35	18
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	200	201
					1,465
Azerbaijan (0.1%)
[4,7]	Southern Gas Corridor CJSC	6.875%	3/24/26	200	205
Brazil (1.1%)
	Federative Republic of Brazil	3.875%	6/12/30	2,430	2,267
Bulgaria (0.4%)
[4,8]	Republic of Bulgaria	4.375%	5/13/31	320	379
	Republic of Bulgaria	5.000%	3/5/37	509	510
					889
Chile (0.6%)
[4]	Corp. Nacional del Cobre de Chile	5.125%	2/2/33	520	517
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	700	707
					1,224
Colombia (1.6%)
	Ecopetrol SA	6.875%	4/29/30	1,190	1,192
[4]	Republic of Colombia	3.000%	1/30/30	2,313	1,982
[4]	Republic of Colombia	8.750%	11/14/53	200	220
					3,394
Costa Rica (0.2%)
[3,4]	Republic of Costa Rica	7.300%	11/13/54	300	332
Dominican Republic (0.6%)
[4]	Dominican Republic	6.000%	7/19/28	900	923
[4]	Dominican Republic	6.000%	2/22/33	290	297
					1,220
Ecuador (0.1%)
[4]	Republic of Ecuador	5.500%	7/31/35	465	262
Egypt (0.3%)
[4]	Arab Republic of Egypt	8.500%	1/31/47	200	162
[4]	Arab Republic of Egypt	8.700%	3/1/49	450	368
[4]	Arab Republic of Egypt	8.750%	9/30/51	200	164
					694
El Salvador (0.1%)
[4]	Republic of El Salvador	8.625%	2/28/29	85	84
14

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Republic of El Salvador	9.250%	4/17/30	150	149
					233
Germany (0.0%)
[8]	Federal Republic of Germany	1.250%	8/15/48	97	85
Guatemala (0.8%)
[4]	Republic of Guatemala	4.875%	2/13/28	200	197
[4]	Republic of Guatemala	5.250%	8/10/29	500	494
[3,4]	Republic of Guatemala	6.550%	2/6/37	890	926
					1,617
Hungary (0.3%)
[4,9]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	500	513
Indonesia (0.7%)
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	200	193
[4]	Republic of Indonesia	4.750%	9/10/34	1,200	1,212
					1,405
Israel (0.2%)
[4]	State of Israel	5.750%	3/12/54	210	200
[4]	State of Israel	4.500%	4/3/20	400	293
					493
Ivory Coast (0.6%)
[4,8]	Ivory Coast Government Bond	4.875%	1/30/32	200	196
[4]	Ivory Coast Government Bond	5.750%	12/31/32	405	388
[4]	Ivory Coast Government Bond	7.625%	1/30/33	200	205
[4,8]	Ivory Coast Government Bond	6.625%	3/22/48	400	366
					1,155
Jordan (0.2%)
[4]	Hashemite Kingdom of Jordan	7.750%	1/15/28	300	308
Latvia (0.4%)
[3,4]	Republic of Latvia	5.125%	7/30/34	300	311
[4]	Republic of Latvia	5.125%	7/30/34	500	515
					826
Mexico (2.6%)
	Petroleos Mexicanos	6.875%	8/4/26	450	448
	Petroleos Mexicanos	6.500%	3/13/27	500	491
	Petroleos Mexicanos	6.500%	1/23/29	400	377
	Petroleos Mexicanos	6.840%	1/23/30	250	232
	Petroleos Mexicanos	6.625%	6/15/35	60	49
	Petroleos Mexicanos	6.500%	6/2/41	206	152
	Petroleos Mexicanos	6.375%	1/23/45	170	118
	Petroleos Mexicanos	5.625%	1/23/46	800	522
	Petroleos Mexicanos	6.750%	9/21/47	474	339
	Petroleos Mexicanos	6.950%	1/28/60	650	466
[4]	United Mexican States	2.659%	5/24/31	938	806
[4]	United Mexican States	6.350%	2/9/35	818	859
[4]	United Mexican States	4.400%	2/12/52	550	423
					5,282
Morocco (0.3%)
[4]	Kingdom of Morocco	6.500%	9/8/33	200	217
[4]	Kingdom of Morocco	4.000%	12/15/50	490	363
					580
Oman (0.7%)
[4]	Oman Government Bond	4.750%	6/15/26	1,000	997
[4]	Oman Government Bond	6.500%	3/8/47	200	211
[4]	Oman Government Bond	6.750%	1/17/48	300	325
					1,533
Pakistan (0.1%)
[4]	Islamic Republic of Pakistan	8.875%	4/8/51	200	161
Panama (0.3%)
[4]	Republic of Panama	3.870%	7/23/60	1,055	664
Paraguay (0.2%)
[4]	Paraguay Government Bond	4.700%	3/27/27	400	399
15

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Peru (0.7%)
[4]	Petroleos del Peru SA	5.625%	6/19/47	200	136
[4]	Republic of Peru	2.783%	1/23/31	545	487
[4]	Republic of Peru	5.875%	8/8/54	760	799
					1,422
Philippines (0.2%)
	Republic of the Philippines	2.457%	5/5/30	500	454
Romania (0.8%)
[4,8]	Republic of Romania	6.625%	9/27/29	200	244
[4,8]	Republic of Romania	1.750%	7/13/30	700	662
[3,8]	Republic of Romania	5.375%	3/22/31	380	432
[3,4,8]	Republic of Romania	5.125%	9/24/31	310	346
					1,684
Saudi Arabia (0.3%)
[3,4]	Kingdom of Saudi Arabia	5.750%	1/16/54	350	357
[4]	Kingdom of Saudi Arabia	5.750%	1/16/54	300	306
					663
Senegal (0.1%)
[4]	Republic of Senegal	6.750%	3/13/48	250	184
Serbia (0.2%)
[4]	Serbia International Bond	6.250%	5/26/28	400	416
South Africa (0.8%)
[4]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	600	601
	Republic of South Africa	4.300%	10/12/28	235	227
	Republic of South Africa	4.850%	9/30/29	800	777
					1,605
Turkey (0.6%)
[8]	Republic of Turkiye	5.875%	5/21/30	375	436
[4]	Republic of Turkiye	4.875%	4/16/43	1,040	783
					1,219
Ukraine (0.1%)
[3,4]	Ukraine Government Bond	1.750%	2/1/29	51	30
[3,4]	Ukraine Government Bond	0.000%	2/1/30	9	4
[3]	Ukraine Government Bond	0.000%	2/1/30	6	2
[3,4]	Ukraine Government Bond	0.000%	2/1/34	34	12
[3]	Ukraine Government Bond	0.000%	2/1/34	20	7
[3,4]	Ukraine Government Bond	1.750%	2/1/34	51	23
[3]	Ukraine Government Bond	1.750%	2/1/34	25	11
[3,4]	Ukraine Government Bond	0.000%	2/1/35	29	13
[3]	Ukraine Government Bond	0.000%	2/1/35	17	7
[3,4]	Ukraine Government Bond	1.750%	2/1/35	59	26
[3]	Ukraine Government Bond	1.750%	2/1/35	35	15
[3,4]	Ukraine Government Bond	0.000%	2/1/36	24	10
[3]	Ukraine Government Bond	0.000%	2/1/36	14	6
[3,4]	Ukraine Government Bond	1.750%	2/1/36	253	109
[3]	Ukraine Government Bond	1.750%	2/1/36	40	17
					292
United Arab Emirates (0.5%)
[4]	Abu Dhabi Government Bond	5.500%	4/30/54	1,000	1,067
Uruguay (0.2%)
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	25	24
[4]	Oriental Republic of Uruguay	5.250%	9/10/60	405	405
					429
Uzbekistan (0.6%)
[4]	Republic of Uzbekistan International Bond	7.850%	10/12/28	900	951
[4]	Republic of Uzbekistan International Bond	5.375%	2/20/29	227	220
					1,171
Total Sovereign Bonds (Cost $36,428)					37,978
16

Multi-Sector Income Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[10]	Vanguard Market Liquidity Fund (Cost $2,192)	5.014%	21,920	2,192
Total Investments (99.1%) (Cost $197,875)				204,485
Other Assets and Liabilities—Net (0.9%)				1,768
Net Assets (100%)				206,253
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $393,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $158,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $76,538,000, representing 37.1% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Guaranteed by the Republic of Azerbaijan.
8	Face amount denominated in euro.
9	Guaranteed by the Republic of Hungary.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
17

Multi-Sector Income Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	24	4,998	(8)
10-Year U.S. Treasury Note	December 2024	56	6,400	(10)
Ultra Long U.S. Treasury Bond	December 2024	4	532	(14)
				(32)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(70)	(7,692)	8
Euro-Bobl	December 2024	(11)	(1,470)	(14)
Euro-Bund	December 2024	(8)	(1,201)	(17)
Euro-Buxl	December 2024	(1)	(152)	(4)
Long U.S. Treasury Bond	December 2024	(3)	(373)	8
Ultra 10-Year U.S. Treasury Note	December 2024	(7)	(828)	4
				(15)
				(47)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	11/4/24	EUR	14	USD	16	—	—
Credit Agricole CIB	11/4/24	EUR	12	USD	13	—	—
State Street Bank & Trust Co.	11/4/24	MXN	283	USD	15	—	—
Toronto-Dominion Bank	11/4/24	USD	2,882	EUR	2,585	—	—
BNP Paribas	11/4/24	USD	347	EUR	310	1	—
UBS AG	11/4/24	USD	14	EUR	12	—	—
						1	—
EUR—euro.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/20/29	USD	5,150	5.000	402	106
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Panama/Baa3	12/20/29	MSCS	375	1.000	(10)	(16)	6	—
18

Multi-Sector Income Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Republic of Turkiye/B1	12/20/29	BARC	210	1.000	(16)	(16)	—	—
United Mexican States/Baa2	12/20/29	BANA	394	1.000	(3)	(3)	—	—
					(29)	(35)	6	—
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Multi-Sector Income Bond Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $195,683)	202,293
Affiliated Issuers (Cost $2,192)	2,192
Total Investments in Securities	204,485
Investment in Vanguard	5
Cash	58
Foreign Currency, at Value (Cost $13)	13
Receivables for Investment Securities Sold	597
Receivables for Accrued Income	2,569
Receivables for Capital Shares Issued	790
Variation Margin Receivable—Futures Contracts	—
Variation Margin Receivable—Centrally Cleared Swap Contracts	2
Unrealized Appreciation—Forward Currency Contracts	1
Unrealized Appreciation—Over-the-Counter Swap Contracts	6
Total Assets	208,526
Liabilities
Payables for Investment Securities Purchased	1,740
Payables for Capital Shares Redeemed	166
Payables for Distributions	306
Payables to Vanguard	26
Swap Premiums Received	35
Unrealized Depreciation—Forward Currency Contracts	—
Total Liabilities	2,273
Net Assets	206,253
At September 30, 2024, net assets consisted of:

Paid-in Capital	201,514
Total Distributable Earnings (Loss)	4,739
Net Assets	206,253

Investor Shares—Net Assets
Applicable to 2,364,388 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,772
Net Asset Value Per Share—Investor Shares	$9.21

Admiral™ Shares—Net Assets
Applicable to 10,017,302 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	184,481
Net Asset Value Per Share—Admiral Shares	$18.42
See accompanying Notes, which are an integral part of the Financial Statements.
20

Multi-Sector Income Bond Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Interest[1]	9,407
Total Income	9,407
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative—Investor Shares	65
Management and Administrative—Admiral Shares	298
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	6
Custodian Fees	18
Auditing Fees	48
Shareholders’ Reports and Proxy Fees—Investor Shares	6
Shareholders’ Reports and Proxy Fees—Admiral Shares	9
Trustees’ Fees and Expenses	—
Professional Services	15
Other Expenses	8
Total Expenses	474
Expense Reduction—Note B	(9)
Net Expenses	465
Net Investment Income	8,942
Realized Net Gain (Loss)
Investment Securities Sold[1]	36
Futures Contracts	300
Swap Contracts	306
Forward Currency Contracts	(48)
Foreign Currencies	(6)
Realized Net Gain (Loss)	588
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	10,725
Futures Contracts	10
Swap Contracts	108
Forward Currency Contracts	(7)
Foreign Currencies	2
Change in Unrealized Appreciation (Depreciation)	10,838
Net Increase (Decrease) in Net Assets Resulting from Operations	20,368
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $138,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Multi-Sector Income Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024	2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,942	3,886
Realized Net Gain (Loss)	588	(1,240)
Change in Unrealized Appreciation (Depreciation)	10,838	(942)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,368	1,704
Distributions
Investor Shares	(1,070)	(515)
Admiral Shares	(8,059)	(3,406)
Total Distributions	(9,129)	(3,921)
Capital Share Transactions
Investor Shares	5,417	14,626
Admiral Shares	90,457	65,203
Net Increase (Decrease) from Capital Share Transactions	95,874	79,829
Total Increase (Decrease)	107,113	77,612
Net Assets
Beginning of Period	99,140	21,528
End of Period	206,253	99,140
See accompanying Notes, which are an integral part of the Financial Statements.
22

Multi-Sector Income Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,		October 12, 2021[1] to September 30,
	2024	2023	2022
Net Asset Value, Beginning of Period	$8.51	$8.32	$10.00
Investment Operations
Net Investment Income[2]	.526	.490	.296
Net Realized and Unrealized Gain (Loss) on Investments	.701	.157	(1.665)
Total from Investment Operations	1.227	.647	(1.369)
Distributions
Dividends from Net Investment Income	(.527)	(.457)	(.294)
Distributions from Realized Capital Gains	—	—	(.017)
Total Distributions	(.527)	(.457)	(.311)
Net Asset Value, End of Period	$9.21	$8.51	$8.32
Total Return[3]	14.82%	7.80%	-13.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22	$15	$1
Ratio of Total Expenses to Average Net Assets[4]	0.40%	0.40%	0.40%[5]
Ratio of Net Investment Income to Average Net Assets	5.91%	5.62%	3.30%[5]
Portfolio Turnover Rate	81%	94%	118%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain expenses for the Investor Shares. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.45% for 2024. For the year ended September 30, 2023 and the period ended September 30, 2022, there were no expense reductions.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Multi-Sector Income Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,		October 12, 2021[1] to September 30,
	2024	2023	2022
Net Asset Value, Beginning of Period	$17.02	$16.63	$20.00
Investment Operations
Net Investment Income[2]	1.071	.979	.611
Net Realized and Unrealized Gain (Loss) on Investments	1.400	.342	(3.341)
Total from Investment Operations	2.471	1.321	(2.730)
Distributions
Dividends from Net Investment Income	(1.071)	(.931)	(.606)
Distributions from Realized Capital Gains	—	—	(.034)
Total Distributions	(1.071)	(.931)	(.640)
Net Asset Value, End of Period	$18.42	$17.02	$16.63
Total Return[3]	14.93%	7.97%	-13.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$184	$84	$21
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%	0.30%[4]
Ratio of Net Investment Income to Average Net Assets	6.01%	5.62%	3.40%[4]
Portfolio Turnover Rate	81%	94%	118%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Multi-Sector Income Bond Fund
Notes to Financial Statements
Vanguard Multi-Sector Income Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 7% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the
25

Multi-Sector Income Bond Fund
value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2024, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
26

Multi-Sector Income Bond Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $5,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain expenses for the fund's Investor Shares. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the year ended September 30, 2024, Investor Shares expenses were reduced by $9,000 (an annual effective rate of 0.05% of the Investor Shares average net assets).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
27

Multi-Sector Income Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,247	—	17,247
Asset-Backed/Commercial Mortgage-Backed Securities	—	713	—	713
Corporate Bonds	—	142,714	—	142,714
Floating Rate Loan Interests	—	3,641	—	3,641
Sovereign Bonds	—	37,978	—	37,978
Temporary Cash Investments	2,192	—	—	2,192
Total	2,192	202,293	—	204,485

Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
Forward Currency Contracts	—	1	—	1
Swap Contracts	106[1]	6	—	112
Total	126	7	—	133
Liabilities
Futures Contracts[1]	(67)	—	—	(67)
Forward Currency Contracts	—	—	—	—
Total	(67)	—	—	(67)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At September 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	20	—	—	20
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	106	106
Unrealized Appreciation—Forward Currency Contracts	—	1	—	1
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	6	6
Total Assets	20	1	112	133

Swap Premiums Received	—	—	(35)	(35)
Unrealized Depreciation—Futures Contracts[1]	(67)	—	—	(67)
Total Liabilities	(67)	—	(35)	(102)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	300	—	—	300
Swap Contracts	—	—	306	306
Forward Currency Contracts	—	(48)	—	(48)
Realized Net Gain (Loss) on Derivatives	300	(48)	306	558

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	10	—	—	10
Swap Contracts	—	—	108	108
Forward Currency Contracts	—	(7)	—	(7)
Change in Unrealized Appreciation (Depreciation) on Derivatives	10	(7)	108	111
28

Multi-Sector Income Bond Fund
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	399
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	6,650
Capital Loss Carryforwards	(2,004)
Qualified Late-Year Losses	—
Other Temporary Differences	(306)
Total	4,739
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	9,129	3,921
Long-Term Capital Gains	—	—
Total	9,129	3,921
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	197,912
Gross Unrealized Appreciation	7,116
Gross Unrealized Depreciation	(466)
Net Unrealized Appreciation (Depreciation)	6,650
F.  During the year ended September 30, 2024, the fund purchased $170,902,000 of investment securities and sold $88,074,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $40,464,000 and $31,217,000, respectively.
G.  Capital share transactions for each class of shares were:
	Year Ended September 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	19,964	2,246	24,212	2,758
Issued in Lieu of Cash Distributions	767	86	384	44
Redeemed	(15,314)	(1,735)	(9,970)	(1,138)
Net Increase (Decrease)—Investor Shares	5,417	597	14,626	1,664
29

Multi-Sector Income Bond Fund
	Year Ended September 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	121,651	6,835	105,064	5,981
Issued in Lieu of Cash Distributions	5,664	318	2,796	161
Redeemed	(36,858)	(2,076)	(42,657)	(2,444)
Net Increase (Decrease)—Admiral Shares	90,457	5,077	65,203	3,698
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
30

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Multi-Sector Income Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Multi-Sector Income Bond Fund (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the two years in the period ended September 30, 2024 and for the period October 12, 2021 (inception) through September 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the two years in the period ended September 30, 2024 and for the period October 12, 2021 (inception) through September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
31

Tax information (unaudited)
The fund hereby designates for the fiscal year $502,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 61.4%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q41810 112024
32

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

VANGUARD MALVERN FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 22, 2024

* By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.